UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Stephen Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—71.62%
Federal Farm Credit Bank
1.730%, due 06/26/18[1]	500,000	498,654
1.740%, due 07/09/18[1]	300,000	298,999
1 mo. USD LIBOR – 0.085%,
1.816%, due 05/30/18[2]	1,000,000	999,946
1 mo. USD LIBOR + 0.055%,
1.950%, due 05/08/18[2]	2,000,000	1,999,980
Federal Home Loan Bank
1.580%, due 07/02/18[1]	2,000,000	1,994,558
1.600%, due 05/04/18[1]	1,500,000	1,499,800
1.620%, due 05/04/18[1]	3,000,000	2,999,595
1.645%, due 05/16/18[1]	3,000,000	2,997,944
1.650%, due 05/23/18[1]	1,700,000	1,698,286
1.650%, due 06/08/18[1]	5,000,000	4,991,292
1.650%, due 06/14/18[1]	1,000,000	997,983
1.668%, due 06/06/18[1]	2,000,000	1,996,664
1.670%, due 06/11/18[1]	1,000,000	998,098
1.670%, due 06/13/18[1]	2,000,000	1,996,011
1.675%, due 06/05/18[1]	2,000,000	1,996,743
1.685%, due 06/04/18[1]	1,000,000	998,409
1.685%, due 06/08/18[1]	1,000,000	998,221
1.690%, due 05/24/18[1]	2,000,000	1,997,841
1.697%, due 06/15/18[1]	2,000,000	1,995,757
1.700%, due 05/25/18[1]	2,000,000	1,997,733
1.700%, due 06/14/18[1]	2,000,000	1,995,844
1.705%, due 05/30/18[1]	2,000,000	1,997,253
1.715%, due 06/19/18[1]	1,500,000	1,496,499
1.719%, due 05/18/18[1]	2,000,000	1,998,376
1.720%, due 06/18/18[1]	1,250,000	1,247,133
1.722%, due 07/06/18[1]	2,000,000	1,993,686
1 mo. USD LIBOR – 0.155%,
1.723%, due 05/05/18[2]	2,000,000	2,000,000
1.728%, due 05/23/18[1]	3,000,000	2,996,883
1.735%, due 07/09/18[1]	1,000,000	996,675
1 mo. USD LIBOR – 0.140%,
1.738%, due 05/05/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.155%,
1.742%, due 05/12/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.135%,
1.743%, due 05/05/18[2]	1,000,000	1,000,000
1.745%, due 07/13/18[1]	1,000,000	996,462
1 mo. USD LIBOR – 0.145%,
1.752%, due 05/15/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.145%,
1.752%, due 05/25/18[2]	1,000,000	1,000,000

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.140%,
1.756%, due 05/12/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.140%,
1.756%, due 05/25/18[2]	2,000,000	2,000,000
1.756%, due 06/27/18[1]	3,000,000	2,991,659
1 mo. USD LIBOR – 0.130%,
1.757%, due 05/01/18[2]	4,000,000	4,000,000
1 mo. USD LIBOR – 0.140%,
1.757%, due 05/16/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.135%,
1.759%, due 05/12/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.135%,
1.762%, due 05/16/18[2]	3,000,000	2,999,998
1 mo. USD LIBOR – 0.130%,
1.765%, due 05/08/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.135%,
1.766%, due 05/28/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.135%,
1.766%, due 05/28/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.130%,
1.767%, due 05/10/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.130%,
1.767%, due 05/16/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.130%,
1.767%, due 05/25/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.115%,
1.768%, due 05/04/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.115%,
1.772%, due 05/03/18[2]	1,000,000	1,000,107
1 mo. USD LIBOR – 0.125%,
1.772%, due 05/20/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.125%,
1.775%, due 05/27/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.115%,
1.779%, due 05/18/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.120%,
1.781%, due 05/28/18[2]	1,000,000	999,999
1 mo. USD LIBOR – 0.115%,
1.782%, due 05/24/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.115%,
1.782%, due 05/25/18[2]	1,000,000	1,000,000
1.782%, due 06/22/18[1]	2,720,000	2,713,124
1.785%, due 07/20/18[1]	2,000,000	1,992,067
1 mo. USD LIBOR – 0.110%,
1.786%, due 05/17/18[2]	1,500,000	1,500,000
1.786%, due 07/18/18[1]	2,000,000	1,992,261

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.105%,
1.793%, due 05/22/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.100%,
1.794%, due 05/18/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.100%,
1.798%, due 05/21/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.090%,
1.800%, due 05/06/18[2]	2,000,000	2,000,000
1 mo. USD LIBOR – 0.085%,
1.802%, due 05/03/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.080%,
1.803%, due 05/04/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.095%,
1.803%, due 05/21/18[2]	1,200,000	1,200,000
1 mo. USD LIBOR – 0.080%,
1.816%, due 05/17/18[2]	1,250,000	1,250,000
1 mo. USD LIBOR – 0.080%,
1.816%, due 05/19/18[2]	1,000,000	1,000,000
1 mo. USD LIBOR – 0.070%,
1.827%, due 05/25/18[2]	1,000,000	1,000,335
1 mo. USD LIBOR – 0.070%,
1.831%, due 05/28/18[2]	1,300,000	1,300,000
1.852%, due 07/27/18[1]	2,000,000	1,991,049
3 mo. USD LIBOR – 0.340%,
1.997%, due 07/10/18[2]	2,000,000	2,000,000
3 mo. USD LIBOR – 0.340%,
1.997%, due 07/24/18[2]	1,000,000	1,000,000
3 mo. USD LIBOR – 0.210%,
2.152%, due 07/26/18[2]	2,000,000	1,999,685
Federal National Mortgage Association
1.530%, due 05/02/18[1]	3,700,000	3,699,843
US Treasury Bills
1.378%, due 05/10/18[1]	3,000,000	2,998,967
1.412%, due 05/24/18[1]	4,000,000	3,996,390
1.742%, due 07/05/18[1]	1,000,000	996,854
1.771%, due 08/09/18[1]	3,000,000	2,985,197
US Treasury Notes
0.625%, due 06/30/18	3,000,000	2,994,287
3 mo. Treasury money market yield + 0.170%,
2.009%, due 05/01/18[2]	1,000,000	1,000,040

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(concluded)
3 mo. Treasury money market yield + 0.174%,
2.013%, due 05/01/18[2]	2,300,000	2,300,056
Total US government and agency obligations (cost—$141,573,243)		141,573,243

Repurchase agreements—28.41%
Repurchase agreement dated 04/30/18 with Fixed Income Clearing Corp., 0.280% due 05/01/18, collateralized by $895,000 US Treasury Note, 2.250% due 11/15/24; (value—$869,258); proceeds: $848,007	848,000	848,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $546,000 Federal National Mortgage Association obligation, 2.625% due 09/06/24, $56,003,100 US Treasury Notes, 1.000% to 2.750% due 09/15/18 to 04/30/23, $100 US Treasury Bond Principal STRIP, zero coupon due 05/15/18 and $205 US Treasury Bond STRIP, zero coupon due 08/15/32; (value—$56,406,007); proceeds: $55,302,627	55,300,000	55,300,000
Total repurchase agreements (cost—$56,148,000)		56,148,000
Total investments (cost—$197,721,243 which approximates cost for federal income tax purposes)—100.03%		197,721,243
Liabilities in excess of other assets—(0.03)%		(63,636)
Net assets—100.00%		$197,657,607

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	141,573,243	—	141,573,243
Repurchase agreements	—	56,148,000	—	56,148,000
Total	—	197,721,243	—	197,721,243

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity—23 days

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

1         Rate shown is the discount rate at the date of purchase unless otherwise noted.

2         Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government obligations—4.63%
US Treasury Notes
1.750%, due 05/31/22	2,930,000	2,818,294
2.250%, due 11/15/25[1]	1,800,000	1,717,242
2.250%, due 02/15/27	9,675,000	9,153,835
2.375%, due 01/31/23	1,100,000	1,079,977
2.375%, due 05/15/27	2,500,000	2,387,109
2.750%, due 02/28/25[1]	1,500,000	1,485,469
Total US government obligations (cost—$19,442,959)		18,641,926

Government national mortgage association certificates—33.51%
GNMA
3.000%, due 11/15/42[1]	109,130	106,825
3.000%, due 02/15/43[1]	617,436	606,477
3.000%, due 05/15/43[1]	1,596,105	1,563,941
3.000%, due 06/15/43[1]	488,145	478,277
3.000%, due 07/15/43[1]	147,232	144,399
3.000%, due 01/15/45[1]	436,284	428,602
3.000%, due 02/15/45[1]	49,102	48,078
3.000%, due 07/15/45[1]	673,659	659,598
3.000%, due 08/15/45[1]	50,766	49,548
3.000%, due 10/15/45[1]	1,109,021	1,085,499
3.000%, due 12/15/45	711,317	694,250
3.500%, due 11/15/42[1]	768,944	771,662
3.500%, due 03/15/45	362,994	364,701
3.500%, due 04/15/45	829,635	831,394
4.000%, due 12/15/41	1,393,933	1,432,117
4.000%, due 01/15/47	181,273	185,895
4.000%, due 02/15/47	1,004,172	1,035,107
4.000%, due 04/15/47	1,029,971	1,061,732
4.500%, due 09/15/39	781,679	824,561
4.500%, due 06/15/40	357,102	376,109
4.500%, due 12/15/45	19,348	20,030
4.500%, due 07/15/46	9,795	10,145
4.500%, due 08/15/46	12,928	13,382
4.500%, due 09/15/46	498,016	515,824
4.500%, due 10/15/46	757,159	783,794
4.500%, due 01/15/47	921,197	954,251
5.000%, due 12/15/34	192,240	203,726
5.000%, due 04/15/38	159,738	170,941
5.000%, due 08/15/39	231,339	243,093
5.000%, due 12/15/39	11,870	12,556
5.000%, due 05/15/40	323,595	342,144

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.000%, due 09/15/40	7,464	7,879
5.000%, due 05/15/41	37,266	39,140
5.500%, due 08/15/35	25,890	28,398
5.500%, due 02/15/38	2,708	2,966
5.500%, due 04/15/38	256,892	281,675
5.500%, due 05/15/38	251,456	273,392
5.500%, due 06/15/38	143,865	156,415
5.500%, due 10/15/38	698,025	763,666
5.500%, due 11/15/38	41,191	44,767
5.500%, due 12/15/38	8,138	8,915
5.500%, due 03/15/39	32,922	35,689
5.500%, due 05/15/39	63,223	68,493
5.500%, due 09/15/39	329,726	358,166
5.500%, due 01/15/40	4,906	5,328
5.500%, due 03/15/40	374,942	409,098
5.500%, due 05/15/40	67	67
6.500%, due 02/15/29	666	745
6.500%, due 01/15/36	11,127	12,446
6.500%, due 09/15/36	194,135	217,796
6.500%, due 02/15/37	11,041	12,350
6.500%, due 04/15/37	7,229	8,086
6.500%, due 01/15/38	9,142	10,225
6.500%, due 06/15/38	27,814	31,110
6.500%, due 07/15/38	21,558	24,177
6.500%, due 11/15/38	6,420	7,291
7.500%, due 08/15/21	733	735
8.000%, due 02/15/23	309	325
8.250%, due 04/15/19	1,108	1,109
10.500%, due 02/15/19	3,805	3,817
10.500%, due 07/15/19	2,405	2,412
10.500%, due 07/15/20	1,005	1,010
10.500%, due 08/15/20	6,472	6,497
GNMA I
3.000%, due 12/15/45	71,795	70,175
4.500%, due 12/15/45	17,828	18,665
GNMA II
2.500%, due 04/20/47	966,524	913,270
3.000%, due 09/20/47	5,312,906	5,180,101
3.500%, due 04/20/45	13,569	13,604
3.500%, due 11/20/45	822,388	824,650
3.500%, due 04/20/46	976,205	978,777
3.500%, due 05/20/46	2,031,286	2,061,125
3.500%, due 11/20/47	8,364,178	8,378,625
3.750%, due 05/20/30	674,948	685,429

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
4.000%, due 12/20/40	776,830	787,658
4.000%, due 07/20/41	50,990	52,182
4.500%, due 10/20/44	509,767	523,921
4.500%, due 02/20/45	597,296	614,020
4.500%, due 08/20/45	332,627	349,543
4.500%, due 02/20/46	349,465	359,275
5.000%, due 12/20/33	261,271	280,263
5.000%, due 01/20/34	130,400	139,709
5.000%, due 02/20/38	172,203	184,240
5.000%, due 04/20/38	196,700	210,904
5.000%, due 08/20/41	24,396	26,086
5.000%, due 12/20/42	36,700	39,162
5.000%, due 08/20/43	3,019,019	3,220,975
6.000%, due 10/20/38	6,474	6,878
6.500%, due 09/20/32	3,217	3,373
6.500%, due 11/20/38	11,198	11,556
6.500%, due 12/20/38	16,390	16,919
7.000%, due 03/20/28	44,940	45,458
9.000%, due 04/20/25	6,402	7,014
9.000%, due 12/20/26	2,916	3,025
9.000%, due 01/20/27	9,180	9,315
9.000%, due 09/20/30	1,065	1,068
9.000%, due 10/20/30	3,469	3,578
9.000%, due 11/20/30	4,575	4,624
GNMA II ARM
1 year CMT + 1.500%,
2.375%, due 01/20/23[2]	24,936	25,158
1 year CMT + 1.500%,
2.375%, due 03/20/23[2]	11,335	11,456
1 year CMT + 1.500%,
2.375%, due 01/20/24[2]	38,427	38,786
1 year CMT + 1.500%,
2.375%, due 01/20/25[2]	4,179	4,242
1 year CMT + 1.500%,
2.375%, due 02/20/25[2]	7,913	8,039
1 year CMT + 1.500%,
2.375%, due 03/20/26[2]	10,247	10,447
1 year CMT + 1.500%,
2.375%, due 01/20/27[2]	69,343	68,714
1 year CMT + 1.500%,
2.375%, due 02/20/27[2]	6,672	6,753
1 year CMT + 1.500%,
2.375%, due 01/20/28[2]	9,974	10,189
1 year CMT + 1.500%,
2.375%, due 02/20/28[2]	6,347	6,391

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
1 year CMT + 1.500%,
2.500%, due 03/20/25[2]	13,770	13,927
1 year CMT + 1.500%,
2.625%, due 06/20/22[2]	28,712	29,213
1 year CMT + 1.500%,
2.625%, due 04/20/24[2]	51,116	51,301
1 year CMT + 1.500%,
2.625%, due 05/20/25[2]	4,876	5,005
1 year CMT + 1.500%,
2.625%, due 04/20/26[2]	84,461	86,425
1 year CMT + 1.500%,
2.625%, due 06/20/26[2]	37,110	37,991
1 year CMT + 1.500%,
2.625%, due 04/20/27[2]	23,047	23,754
1 year CMT + 1.500%,
2.625%, due 04/20/30[2]	14,707	15,226
1 year CMT + 1.500%,
2.625%, due 05/20/30[2]	345,425	357,598
1 year CMT + 1.500%,
2.750%, due 09/20/21[2]	39,142	39,979
1 year CMT + 1.500%,
2.750%, due 08/20/25[2]	12,696	13,030
1 year CMT + 1.500%,
2.750%, due 09/20/25[2]	16,672	17,112
1 year CMT + 1.500%,
2.750%, due 08/20/26[2]	19,929	20,496
1 year CMT + 1.500%,
2.750%, due 09/20/26[2]	3,190	3,281
1 year CMT + 1.500%,
2.750%, due 07/20/27[2]	7,423	7,648
1 year CMT + 1.500%,
2.750%, due 08/20/27[2]	23,750	24,145
1 year CMT + 1.500%,
2.750%, due 07/20/30[2]	78,939	81,504
1 year CMT + 1.500%,
2.750%, due 08/20/30[2]	77,021	79,672
1 year CMT + 1.500%,
3.000%, due 05/20/25[2]	29,866	30,677
1 year CMT + 1.500%,
3.000%, due 06/20/25[2]	13,601	13,834
3.000%, due 11/20/47	7,559,187	7,368,669
3.000%, due 12/20/47	5,870,231	5,722,280
3.000%, due 02/20/48	3,490,830	3,402,849
3.000%, due 04/20/48	300,000	292,439
1 year CMT + 1.500%,
3.125%, due 11/20/21[2]	5,261	5,247

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.125%, due 10/20/30[2]	12,391	12,683
1 year CMT + 1.500%,
3.500%, due 03/20/25[2]	6,839	6,674
3.500%, due 07/20/47	4,274,579	4,299,239
3.500%, due 01/20/48	2,501,662	2,513,106
1 year CMT + 1.500%,
4.000%, due 06/20/19[2]	2,538	2,527
4.000%, due 04/20/48	757,579	779,756
GNMA TBA
4.000%	4,000,000	4,087,420
4.500%	2,000,000	2,065,273
GNMA II TBA
3.000%	6,000,000	5,843,437
3.500%	18,500,000	18,511,563
4.000%	23,200,000	23,718,376
4.500%	9,000,000	9,337,500
5.000%	1,000,000	1,048,655
Total government national mortgage association certificates (cost—$136,652,652)		135,027,696

Federal home loan mortgage corporation certificates—29.03%
FHLMC
2.500%, due 01/01/31	368,274	358,118
2.500%, due 11/01/31	77,693	75,550
2.500%, due 07/01/32	206,348	200,657
2.500%, due 08/01/32	970,107	943,353
2.500%, due 09/01/32	1,221,221	1,187,542
2.500%, due 11/01/32	1,031,867	1,003,409
2.500%, due 12/01/32	105,666	102,752
2.500%, due 01/01/33	267,676	260,294
3.000%, due 01/01/33	3,451,689	3,425,069
3.000%, due 04/01/43	323,707	314,535
3.000%, due 05/01/43	243,303	236,425
3.000%, due 12/01/44	281,772	273,811
3.000%, due 04/01/45	1,620,230	1,569,150
3.000%, due 08/01/46	494,046	473,935
3.000%, due 12/01/46	8,612,808	8,312,279
3.000%, due 01/01/47	768,863	741,283
3.000%, due 02/01/48	197,964	190,863
3.500%, due 09/01/32	577,487	584,598
4.000%, due 01/01/37	358,824	367,164
4.000%, due 07/01/43	258,924	266,157
4.000%, due 08/01/44	3,567,971	3,667,790

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
4.500%, due 10/01/33	50,398	51,512
4.500%, due 09/01/34	953,970	964,971
4.500%, due 01/01/36	24,848	25,596
4.500%, due 05/01/37	9,110	9,382
4.500%, due 05/01/38	35,975	36,287
5.000%, due 10/01/25	55,157	58,420
5.000%, due 11/01/27	8,135	8,616
5.000%, due 07/01/33	10,466	10,510
5.000%, due 09/01/33	235,280	253,760
5.000%, due 06/01/34	10,809	11,539
5.000%, due 04/01/35	47,110	49,896
5.000%, due 05/01/35	109,772	117,569
5.000%, due 07/01/35	956,987	1,024,435
5.000%, due 08/01/35	32,197	34,485
5.000%, due 10/01/35	26,934	28,840
5.000%, due 12/01/35	916	983
5.000%, due 07/01/38	315,562	337,679
5.000%, due 11/01/38	247,069	264,546
5.000%, due 06/01/39	61,975	66,383
5.000%, due 03/01/40	7,132	7,620
5.000%, due 07/01/40	330,826	353,636
5.000%, due 09/01/40	170,302	181,738
5.000%, due 11/01/40	283,040	302,501
5.000%, due 02/01/41	515,729	552,560
5.000%, due 03/01/41	34,315	36,761
5.000%, due 04/01/41	93,829	100,290
5.000%, due 05/01/41	193,105	206,679
5.000%, due 07/01/41	46,645	49,807
5.000%, due 08/01/44	88,339	94,879
5.500%, due 06/01/28[1]	1,514	1,635
5.500%, due 02/01/32[1]	1,970	2,157
5.500%, due 12/01/32[1]	3,864	4,229
5.500%, due 02/01/33[1]	46,587	50,333
5.500%, due 05/01/33[1]	838	917
5.500%, due 06/01/33[1]	217,462	238,254
5.500%, due 12/01/33[1]	52,929	57,504
5.500%, due 12/01/34[1]	47,826	52,391
5.500%, due 06/01/35[1]	787,417	862,211
5.500%, due 07/01/35[1]	5,754	6,227
5.500%, due 10/01/35[1]	210,982	229,693
5.500%, due 12/01/35[1]	128,164	140,399
5.500%, due 06/01/36[1]	445,458	487,960
5.500%, due 07/01/36[1]	22,704	23,334

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.500%, due 12/01/36[1]	684,308	747,722
5.500%, due 03/01/37	83,191	90,864
5.500%, due 07/01/37	63,741	66,164
5.500%, due 10/01/37	4,060	4,434
5.500%, due 04/01/38	143,433	156,909
5.500%, due 05/01/38	13,206	14,362
5.500%, due 12/01/38	2,855	3,112
5.500%, due 01/01/39	62,639	68,448
5.500%, due 09/01/39	190,470	209,376
5.500%, due 02/01/40	9,052	9,858
5.500%, due 03/01/40	7,764	8,419
5.500%, due 05/01/40	118,735	129,712
5.500%, due 02/01/41	48,922	52,843
5.500%, due 03/01/41	126,703	138,408
6.000%, due 11/01/37	1,104,041	1,229,619
7.000%, due 08/01/25	195	210
11.000%, due 06/01/19	65	65
11.000%, due 09/01/20	50	50
FHLMC ARM
1 year CMT + 2.131%,
3.093%, due 11/01/27[2]	59,930	60,754
1 year CMT + 2.282%,
3.349%, due 06/01/28[2]	160,662	167,285
1 year CMT + 2.180%,
3.360%, due 04/01/29[2]	51,998	53,005
1 year CMT + 2.250%,
3.399%, due 09/01/34[2]	1,120,124	1,182,247
1 year CMT + 2.137%,
3.427%, due 01/01/28[2]	12,764	13,039
12 mo. LIBOR US + 1.868%,
3.431%, due 11/01/41[2]	2,636,235	2,751,689
1 year CMT + 2.299%,
3.475%, due 10/01/23[2]	18,204	18,593
1 year CMT + 2.257%,
3.494%, due 11/01/29[2]	185,711	192,923
1 year CMT + 2.282%,
3.498%, due 07/01/28[2]	77,590	80,419
12 mo. LIBOR US + 1.766%,
3.515%, due 11/01/36[2]	352,156	368,596
1 year CMT + 2.438%,
3.586%, due 10/01/27[2]	126,832	132,838
1 year CMT + 2.218%,
3.589%, due 07/01/24[2]	69,268	70,176
1 year CMT + 2.459%,
3.592%, due 10/01/27[2]	112,244	117,196

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
12 mo. LIBOR US + 1.781%,
3.668%, due 10/01/39[2]	2,089,597	2,190,712
1 year CMT + 2.415%,
3.742%, due 01/01/29[2]	126,159	132,248
1 year CMT + 2.363%,
3.776%, due 12/01/29[2]	22,572	23,331
1 year CMT + 2.625%,
3.875%, due 01/01/30[2]	25,009	25,044
1 year CMT + 2.415%,
3.985%, due 11/01/25[2]	104,828	109,915
FHLMC TBA
2.500%	1,000,000	971,500
3.000%	21,000,000	20,228,905
3.500%	34,000,000	33,725,049
4.000%	12,500,000	12,707,296
4.500%	5,000,000	5,194,727
5.000%	1,500,000	1,588,931
Total federal home loan mortgage corporation certificates (cost—$118,229,160)		116,990,851

Federal housing administration certificates—0.02%
FHA GMAC
7.400%, due 02/01/21[3]	7,375	7,377
FHA Reilly
6.896%, due 07/01/20[3]	63,054	63,039
Total federal housing administration certificates (cost—$70,488)		70,416

Federal national mortgage association certificates—79.57%
FNMA
2.000%, due 05/01/28	219,195	211,020
2.000%, due 09/01/31	242,717	230,278
2.000%, due 11/01/31	586,104	556,151
2.000%, due 01/01/32	133,868	127,009
2.348%, due 09/01/19	422,075	417,513
2.500%, due 06/01/28	267,066	261,682
2.500%, due 07/01/28	2,033,629	1,992,538
2.500%, due 08/01/28	660,522	646,802
2.500%, due 09/01/30	43,684	42,639
2.500%, due 11/01/30	63,959	62,426
12 mo. LIBOR US + 1.790%,
2.708%, due 02/01/42[2]	597,952	624,677
3.000%, due 05/01/28	261,373	260,768
3.000%, due 02/01/30	448,896	446,478
3.000%, due 04/01/30	129,270	128,493

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.000%, due 05/01/30	131,738	130,946
3.000%, due 08/01/30	227,175	225,809
3.000%, due 10/01/30	41,383	41,060
3.000%, due 11/01/30	324,753	322,405
3.000%, due 12/01/30	365,676	363,040
3.000%, due 04/01/31[1]	2,803,306	2,786,477
3.000%, due 06/01/32	308,425	306,018
3.000%, due 12/01/32	469,747	466,186
3.000%, due 02/01/33	195,338	193,859
3.000%, due 03/01/33	708,040	702,634
3.000%, due 04/01/33	1,288,502	1,278,741
3.000%, due 10/01/42	626,394	609,475
3.000%, due 01/01/43	2,440,634	2,373,383
3.000%, due 04/01/43	938,458	912,268
3.000%, due 05/01/43	992,961	965,257
3.000%, due 06/01/43	137,760	133,916
3.000%, due 09/01/43	1,232,391	1,198,155
3.000%, due 12/01/46	7,682,941	7,424,801
1 year CMT + 2.239%,
3.388%, due 01/01/36[2]	624,877	659,787
1 year CMT + 2.221%,
3.396%, due 10/01/37[2]	3,038,211	3,204,139
3.440%, due 02/01/32	2,494,496	2,459,628
3.500%, due 11/01/25[1]	483,439	489,931
3.500%, due 08/01/29[1]	96,343	97,598
3.500%, due 12/01/41[1]	1,245,539	1,248,459
3.500%, due 03/01/42[1]	537,277	537,098
3.500%, due 04/01/42[1]	65,160	64,828
3.500%, due 12/01/42[1]	1,986,421	1,985,749
3.500%, due 03/01/43[1]	1,094,787	1,093,633
3.500%, due 05/01/43[1]	4,514,379	4,513,832
3.500%, due 07/01/43[1]	393,201	392,584
3.500%, due 06/01/45[1]	5,065,926	5,039,939
3.500%, due 08/01/45[1]	109,907	109,259
3.500%, due 09/01/46[1]	1,901,030	1,900,492
3.500%, due 08/01/47[1]	624,199	620,765
3.500%, due 09/01/47[1]	816,289	814,059
3.500%, due 11/01/47	919,665	914,071
3.500%, due 12/01/47	1,050,337	1,044,715
12 mo. LIBOR US + 1.731%,
3.553%, due 05/01/38[2]	1,904,292	2,002,620
3.600%, due 08/01/23	796,540	809,968
1 year CMT + 2.041%,
3.653%, due 09/01/41[2]	692,891	720,527

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
1 year CMT + 2.279%,
3.687%, due 05/01/35[2]	227,519	239,835
4.000%, due 07/01/25[1]	15,544	15,945
4.000%, due 08/01/25[1]	42,309	43,404
4.000%, due 09/01/25[1]	38,197	39,189
4.000%, due 10/01/25[1]	22,120	22,793
4.000%, due 11/01/25[1]	135,387	138,885
4.000%, due 01/01/26[1]	339,894	348,990
4.000%, due 02/01/26[1]	866,139	888,844
4.000%, due 03/01/26[1]	818,973	840,331
4.000%, due 04/01/26[1]	1,859,100	1,908,471
4.000%, due 08/01/32[1]	9,958	10,250
4.000%, due 06/01/33[1]	174,363	179,549
4.000%, due 07/01/33[1]	439,270	450,454
4.000%, due 07/01/34[1]	1,055,644	1,087,057
4.000%, due 05/01/39	160,209	164,302
4.000%, due 09/01/39	360,833	370,136
4.000%, due 09/01/40	3,556,963	3,648,069
4.000%, due 12/01/40	4,813,497	4,942,952
4.000%, due 04/01/41	1,089,455	1,118,037
4.000%, due 11/01/41	792,196	814,099
4.000%, due 12/01/41	1,074,395	1,103,850
4.000%, due 07/01/42	4,628,435	4,757,027
4.000%, due 09/01/42	6,424,658	6,599,531
4.000%, due 10/01/42	4,785,869	4,915,539
4.000%, due 12/01/44	62,584	63,829
4.000%, due 06/01/45	38,902	39,663
4.000%, due 08/01/45	3,002,983	3,059,960
4.000%, due 03/01/47	164,191	167,268
4.000%, due 09/01/47	410,455	418,190
4.000%, due 10/01/47	2,201,033	2,243,705
4.000%, due 12/01/47	224,320	228,555
4.000%, due 01/01/48	1,999,951	2,038,767
4.500%, due 05/01/19	631	636
4.500%, due 09/01/19	20,599	20,747
4.500%, due 08/01/20	6,342	6,388
4.500%, due 01/01/21	38,122	38,396
4.500%, due 05/01/21	34,572	34,821
4.500%, due 03/01/23	6,449	6,689
4.500%, due 06/01/29	46,584	48,600
4.500%, due 06/01/35	16,795	16,965
4.500%, due 01/01/39	1,935	2,018
4.500%, due 03/01/39	12,209	12,868

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.500%, due 06/01/39	80,598	84,934
4.500%, due 07/01/39	2,941	3,064
4.500%, due 08/01/39	134,185	139,845
4.500%, due 10/01/39	5,832	6,147
4.500%, due 12/01/39	466,869	492,351
4.500%, due 01/01/40	4,399	4,650
4.500%, due 02/01/40	4,817	5,081
4.500%, due 03/01/40	85,882	90,535
4.500%, due 08/01/40	79,381	83,696
4.500%, due 11/01/40	414,459	437,200
4.500%, due 07/01/41	533,326	561,890
4.500%, due 08/01/41	937,822	989,080
4.500%, due 09/01/41	35,588	37,318
4.500%, due 01/01/42	2,550,259	2,688,633
4.500%, due 08/01/42	4,706	4,953
4.500%, due 09/01/43	380,601	401,435
4.500%, due 11/01/43	83,708	88,249
4.500%, due 07/01/44	371,897	391,947
4.500%, due 12/01/44	2,378	2,491
5.000%, due 03/01/23	2,555	2,664
5.000%, due 05/01/23	68,882	71,443
5.000%, due 09/01/23	295,969	314,296
5.000%, due 07/01/24	421,862	447,984
5.000%, due 03/01/25	19,534	20,743
5.000%, due 07/01/27	441,718	469,069
5.000%, due 03/01/33	42,882	43,493
5.000%, due 05/01/37	9,416	9,705
5.000%, due 09/01/37	29,080	30,509
5.000%, due 06/01/38	69,201	72,708
5.500%, due 06/01/23	465,870	503,551
5.500%, due 10/01/24	7,332	7,925
5.500%, due 11/01/25	9,692	10,476
5.500%, due 07/01/27	113,914	123,128
5.500%, due 11/01/32	85,612	93,127
5.500%, due 12/01/33	1,303	1,419
5.500%, due 04/01/34	30,984	33,729
5.500%, due 01/01/35	124,939	135,044
5.500%, due 04/01/36	86,203	93,190
5.500%, due 05/01/37	219,222	240,006
5.500%, due 07/01/37	122,211	133,692
5.500%, due 06/01/38	179,641	195,760
5.500%, due 06/01/39	1,074,204	1,176,882
5.500%, due 11/01/39	423,148	463,756

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.500%, due 07/01/40	555,971	605,429
5.500%, due 02/01/42	311,203	339,961
6.000%, due 12/01/18	403	446
6.000%, due 07/01/19	573	634
6.000%, due 11/01/21	33,598	34,316
6.000%, due 01/01/23	124,858	128,011
6.000%, due 03/01/23	142,393	148,104
6.000%, due 09/01/25	829,419	917,516
6.000%, due 11/01/26	24,347	26,933
6.000%, due 02/01/32	75,062	83,059
6.000%, due 12/01/32	14,418	16,081
6.000%, due 02/01/33	29,161	32,385
6.000%, due 09/01/34	150,040	167,467
6.000%, due 05/01/35	70,160	77,735
6.000%, due 06/01/35	19,228	21,409
6.000%, due 07/01/35	46,796	51,869
6.000%, due 09/01/35	1,740	1,940
6.000%, due 01/01/36	34,450	38,352
6.000%, due 06/01/36	343	379
6.000%, due 09/01/36	44,685	49,886
6.000%, due 10/01/36	16,885	18,803
6.000%, due 12/01/36	150,767	167,861
6.000%, due 03/01/37	15,816	17,561
6.000%, due 10/01/37	65,188	69,412
6.000%, due 11/01/38	419,787	470,424
6.000%, due 05/01/39	52,507	58,777
6.000%, due 11/01/40	597,150	669,875
6.500%, due 07/01/19	3,053	3,401
6.500%, due 10/01/36	434,818	484,327
6.500%, due 02/01/37	3,500	3,899
6.500%, due 07/01/37	32,578	36,287
6.500%, due 08/01/37	58,395	65,044
6.500%, due 09/01/37	63,602	70,844
6.500%, due 12/01/37	145,331	161,879
6.500%, due 08/01/38	1,176	1,310
6.500%, due 05/01/40	1,337,321	1,528,947
7.500%, due 11/01/26	15,069	15,161
8.000%, due 11/01/26	7,440	7,527
9.000%, due 02/01/26	9,810	9,923
FNMA ARM
12 mo. MTA + 1.200%,
2.482%, due 03/01/44[2]	212,464	215,975
6 mo. LIBOR US + 1.105%,
2.980%, due 10/01/26[2]	76,942	77,478

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
1 year CMT + 2.325%,
3.124%, due 03/01/25[2]	43,808	44,680
1 year CMT + 2.095%,
3.337%, due 09/01/26[2]	16,637	16,643
1 year CMT + 2.081%,
3.404%, due 02/01/26[2]	27,807	27,787
1 year CMT + 2.099%,
3.440%, due 05/01/30[2]	31,186	32,112
1 year CMT + 2.250%,
3.500%, due 02/01/30[2]	3,641	3,645
1 year CMT + 2.507%,
3.858%, due 12/01/27[2]	17,796	18,324
FNMA TBA
2.500%	10,250,000	9,748,090
3.000%	32,800,000	32,011,047
3.500%	135,450,000	134,460,507
4.000%	9,800,000	9,970,157
4.500%	500,000	519,600
5.000%[1]	2,500,000	2,654,802
5.000%	12,000,000	12,725,523
Total federal national mortgage association certificates (cost—$324,271,206)		320,599,531

Collateralized mortgage obligations—15.86%
Alternative Loan Trust, Series 2004-J7, Class 2A1
1 mo. USD LIBOR + 0.780%,
2.677%, due 09/25/34[2]	2,780	2,781
ARM Trust, Series 2005-8, Class 3A21
3.507%, due 11/25/35[4]	779,119	668,040
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
3.567%, due 03/26/37[4,5]	157,009	135,887
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
3.804%, due 06/26/35[4,5]	122,019	120,004
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1
2.911%, due 10/26/35[4,5]	3,949	3,947
Series 2011-R11, Class 8A5
2.022%, due 07/26/36[4,5]	187,078	178,334
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.000%, due 10/26/37[4,5]	394,599	364,811
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
12 mo. MTA + 0.840%,
2.122%, due 11/26/46[2,5]	234,609	234,009
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2
3.728%, due 02/25/33[4]	6,966	6,617

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-002, Class 12A2
3.577%, due 05/25/34[4]	51,630	51,946
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[6]	643,478	662,780
Series 2004-AC3, Class A2
6.000%, due 06/25/34[6]	894,168	902,254
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
1 mo. USD LIBOR + 0.280%,
2.177%, due 01/25/35[2,5]	101,988	99,823
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1
4.013%, due 05/19/33[4]	4,323	4,409
Series 2017-15, Class 2A2
6.500%, due 09/25/37	37,591	28,625
CSMC Trust,
Series 2013-5R, Class 1A1
1 mo. USD LIBOR + 0.250%,
2.192%, due 02/27/36[2,5]	48,959	48,693
Series 2013-MH1, Class A
4.790%, due 05/27/53[3,4,5]	1,042,265	1,025,265
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	15,076	15,966
Series 0159, Class H
4.500%, due 09/15/21	2,286	2,307
Series 1003, Class H
1 mo. LIBOR + 0.750%,
2.647%, due 10/15/20[2]	4,444	4,477
Series 1349, Class PS
7.500%, due 08/15/22	595	630
Series 1502, Class PX
7.000%, due 04/15/23	104,801	111,379
Series 1534, Class Z
5.000%, due 06/15/23	43,402	44,334
Series 1573, Class PZ
7.000%, due 09/15/23	13,274	14,180
Series 1658, Class GZ
7.000%, due 01/15/24	6,475	6,896
Series 1694, Class Z
6.500%, due 03/15/24	72,629	77,474
Series 1775, Class Z
8.500%, due 03/15/25	2,258	2,530
Series 2018-28, Class CA
3.000%, due 05/25/48[3]	2,024,252	1,955,934
Series 2400, Class FQ
1 mo. LIBOR + 0.500%,
2.397%, due 01/15/32[2]	154,277	154,870

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2411, Class FJ
1 mo. LIBOR + 0.350%,
2.247%, due 12/15/29[2]	18,077	18,103
Series 2614, Class WO, PO
0.000%, due 05/15/33	1,075,662	944,856
Series 3096, Class FL
1 mo. LIBOR + 0.400%,
2.297%, due 01/15/36[2]	161,568	162,070
Series 3114, Class PF
1 mo. LIBOR + 0.400%,
2.297%, due 02/15/36[2]	837,651	841,758
Series 3153, Class UF
1 mo. LIBOR + 0.430%,
2.327%, due 05/15/36[2]	219,775	220,799
Series 3339, Class LI, IO
1 mo. LIBOR + 6.480%,
4.583%, due 07/15/37[2]	880,937	102,419
Series 3442, Class MT
1 mo. LIBOR,
1.897%, due 07/15/34[2]	89,773	87,713
Series 3598, Class JI, IO
1.269%, due 10/15/37[4]	59,894	2,261
Series 3621, Class WI, IO
1.435%, due 05/15/37[4]	108,570	3,985
Series 3635, Class IB, IO
1.115%, due 10/15/37[4]	203,876	6,891
Series 3667, Class FW
1 mo. LIBOR + 0.550%,
2.447%, due 02/15/38[2]	92,016	92,428
Series 3671, Class FQ
1 mo. LIBOR + 0.850%,
2.747%, due 12/15/36[2]	1,396,534	1,412,805
Series 3684, Class JI, IO
1.475%, due 11/15/36[4]	536,801	31,198
Series 3864, Class NT
1 mo. LIBOR + 60.050%,
5.500%, due 03/15/39[2]	681,221	711,598
Series 4037, Class PI, IO
3.000%, due 04/15/27	3,311,357	248,544
Series 4131, Class AI, IO
2.500%, due 10/15/22	1,555,290	60,329
Series 4136, Class EZ
3.000%, due 11/15/42	1,315,075	1,237,994
Series 4156, Class SA, IO
1 mo. LIBOR + 6.020%,
4.303%, due 01/15/33[2]	2,247,873	262,931
Series 4165, Class TI, IO
3.000%, due 12/15/42	2,121,803	207,682

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4182, Class YI, IO
2.500%, due 03/15/28	5,163,093	395,761
Series 4255, Class SN
1 mo. LIBOR + 12.267%,
7.235%, due 05/15/35[2]	342,985	335,700
Series 4263, Class SD
1 mo. LIBOR + 12.267%,
7.208%, due 11/15/43[2]	387,679	372,803
Series 4265, Class ES
1 mo. LIBOR + 13.760%,
7.722%, due 11/15/43[2]	828,981	880,440
Series 4324, Class IO, IO
1.760%, due 08/15/36[4]	298,971	15,632
Series 4338, Class SB, IO
1.575%, due 10/15/41[4]	318,810	13,313
Series 4367, Class GS, IO
1.462%, due 03/15/37[4]	183,953	9,975
Series 4394, Class WI, IO
1.523%, due 08/15/41[4]	164,771	6,993
Series 4438, Class WI, IO
1.469%, due 11/15/38[4]	545,032	29,238
Series 4457, Class DI, IO
4.000%, due 08/15/24	1,203,966	100,741
Series 4463, Class IO, IO
1.691%, due 02/15/38[4]	388,593	21,854
Series 4544, Class IP, IO
4.000%, due 01/15/46	4,085,187	899,037
Trust 2513, Class AS, IO
1 mo. LIBOR + 8.000%,
6.103%, due 02/15/32[2]	368,684	59,428
Trust 3609, Class LI, IO
4.500%, due 12/15/24	330,366	7,317
Trust 3838, Class LI, IO
4.500%, due 04/15/22	216,434	9,461
Trust 3962, Class KS, IO
1.518%, due 06/15/38[4]	338,657	18,264
Trust 4076, Class SW, IO
1 mo. LIBOR + 6.050%,
4.153%, due 07/15/42[2]	2,631,292	443,585
Trust 4100, Class HI, IO
3.000%, due 08/15/27	591,733	51,636
Trust 4182, Class QI, IO
3.000%, due 02/15/33	223,225	21,520
Trust 4479, Class NI, IO
4.500%, due 11/15/19	182,614	3,161
FHLMC STRIPs,
Series 303, Class C19, IO
3.500%, due 01/15/43	1,314,195	276,309

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 320, Class S4, IO
1.350%, due 10/15/37[4]	818,116	48,143
Series 328, Class S4, IO
1.635%, due 02/15/38[4]	289,062	19,082
Series 330, Class F4
1 mo. LIBOR + 0.350%,
2.014%, due 10/15/37[2]	764,051	764,433
Series 345, Class C13, IO
3.500%, due 08/15/45	2,424,111	482,290
FNMA REMIC,
Series 386, Class 14, IO
6.500%, due 04/25/38	90,165	18,386
Series 413, Class 111, IO
4.000%, due 07/25/42[4]	1,477,407	304,208
Series 419, Class C3, IO
3.000%, due 11/25/43	258,152	51,543
Trust 1992-129, Class L
6.000%, due 07/25/22	1,650	1,709
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	2,400	2,585
Trust 1993-037, Class PX
7.000%, due 03/25/23	76,201	80,530
Trust 1997-022, Class F
1.801%, due 03/25/27[4]	59,004	58,709
Trust 2002-060, Class F1
1 mo. LIBOR + 0.400%,
2.297%, due 06/25/32[2]	60,335	60,335
Trust 2003-070, Class SH
1 mo. LIBOR + 14.000%,
10.206%, due 07/25/23[2]	68,428	72,720
Trust 2007-067, Class FB
1 mo. LIBOR + 0.320%,
2.217%, due 07/25/37[2]	406,913	406,220
Trust 2009-033, Class FB
1 mo. LIBOR + 0.820%,
2.717%, due 03/25/37[2]	879,107	899,357
Trust 2010-141, Class FA
1 mo. LIBOR + 0.500%,
2.397%, due 12/25/40[2]	472,885	477,390
Trust 2010-76, Class SA, IO
1 mo. LIBOR + 6.500%,
4.603%, due 07/25/40[2]	1,772,927	244,752
Trust 2011-86, Class DI, IO
3.500%, due 09/25/21	145,655	6,383
Trust 2012-090, Class FB
1 mo. LIBOR + 0.440%,
2.337%, due 08/25/42[2]	216,710	215,706

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2012-111, Class HS
1 mo. LIBOR + 3.667%,
2.086%, due 10/25/42[2]	247,421	176,951
Trust 2012-122, Class LI, IO
4.500%, due 07/25/41	1,173,425	191,516
Trust 2012-128, Class FK
1 mo. LIBOR + 0.350%,
2.247%, due 11/25/42[2]	417,046	418,462
Trust 2012-32, Class AI, IO
3.000%, due 04/25/22	243,865	10,425
Trust 2012-77, Class IO, IO
1.386%, due 07/25/52[4]	455,574	19,717
Trust 2013-028, Class YS, IO
1 mo. LIBOR + 6.150%,
4.253%, due 07/25/42[2]	1,594,968	191,307
Trust 2013-030, Class GI, IO
3.000%, due 01/25/43	2,786,239	412,092
Trust 2013-030, Class JI, IO
3.000%, due 04/25/43	1,062,934	158,243
Trust 2013-034, Class PS, IO
1 mo. LIBOR + 6.150%,
4.253%, due 08/25/42[2]	894,480	117,484
Trust 2013-044, Class ZG
3.500%, due 03/25/42	676,948	666,442
Trust 2013-045, Class IK, IO
3.000%, due 02/25/43	1,888,415	276,642
Trust 2013-116, Class IY, IO
3.000%, due 09/25/43	560,869	66,625
Trust 2014-42, Class SA, IO
1.327%, due 07/25/44[4]	481,540	22,406
Trust 2014-43, Class BS, IO
1.427%, due 07/25/44[4]	800,114	38,626
Trust 2014-45, Class SA, IO
1.677%, due 08/25/44[4]	558,573	26,431
Trust 2014-47, Class BI, IO
1.523%, due 08/25/54[4]	779,664	39,500
Trust 2014-92, Class SB, IO
1.502%, due 01/25/45[4]	595,827	23,525
Trust 2015-073, Class ES
1 mo. LIBOR + 9.333%,
4.931%, due 10/25/45[2]	488,006	405,901
Trust 2015-10, Class SA, IO
1.510%, due 03/25/45[4]	473,122	21,395
Trust 2015-19, Class AI, IO
1.427%, due 04/25/55[4]	765,642	36,843
Trust 2015-30, Class IO, IO
5.500%, due 05/25/45	432,568	96,716

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-47, Class GI, IO
4.000%, due 06/25/44	322,157	55,310
Trust 2015-50, Class SB, IO
1.400%, due 07/25/45[4]	2,667,299	152,321
Trust 2015-58, Class AI, IO
1.587%, due 08/25/55[4]	477,794	25,514
Trust 2015-64, Class KS, IO
1.498%, due 09/25/45[4]	591,385	30,752
Trust 2016-14, Class IO, IO
3.000%, due 03/25/46	1,583,384	247,331
Trust 2016-17, Class CS, IO
1.321%, due 04/25/46[4]	381,894	15,903
Trust 2016-20, Class EI, IO
3.000%, due 04/25/46	573,785	75,306
Trust 2016-52, Class PI, IO
3.000%, due 04/25/46	1,727,450	254,042
Trust 2016-57, Class SN, IO
1 mo. LIBOR + 6.050%,
4.153%, due 06/25/46[2]	3,828,544	571,999
Trust 2016-63, Class YI, IO
3.500%, due 04/25/46	1,199,452	154,038
Trust 2016-64, Class IA, IO
3.000%, due 05/25/46	1,199,686	174,663
Trust 2016-76, Class CS, IO
1.212%, due 10/25/46[4]	161,153	6,503
Trust 2016-M11, Class AL
2.944%, due 07/25/39	4,233,031	4,130,540
Trust G92-040, Class ZC
7.000%, due 07/25/22	6,562	6,884
Trust G94-006, Class PJ
8.000%, due 05/17/24	10,520	11,359
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
4.063%, due 06/25/34[4]	15,612	15,774
GNMA REMIC,
Trust 2000-009, Class FH
1 mo. LIBOR + 0.500%,
2.397%, due 02/16/30[2]	5,799	5,819
Trust 2000-035, Class F
1 mo. LIBOR + 0.550%,
2.447%, due 12/16/25[2]	84,835	85,493
Trust 2007-018, Class CO, PO
0.000%, due 03/20/35	29,889	24,344
Trust 2010-H01, Class FA
1 mo. USD LIBOR + 0.820%,
2.695%, due 01/20/60[2]	3,143,253	3,172,014
Trust 2012-140, Class JI, IO
3.500%, due 01/20/41	1,448,072	182,583

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2013-23, Class IP, IO
3.500%, due 08/20/42	1,624,586	290,031
Trust 2013-77, Class GI, IO
3.000%, due 02/20/43	3,768,100	540,843
Trust 2013-H19, Class DF
1 mo. USD LIBOR + 0.650%,
2.341%, due 05/20/63[2]	1,401,173	1,409,281
Trust 2013-H20, Class FB
1 mo. USD LIBOR + 1.000%,
2.691%, due 08/20/63[2]	2,343,446	2,378,492
Trust 2013-H23, Class TA
1 mo. USD LIBOR + 0.720%,
2.411%, due 09/20/63[2]	961,451	970,089
Trust 2014-158, Class IA, IO
3.500%, due 10/20/29	1,328,093	146,474
Trust 2014-188, Class CI, IO
4.000%, due 05/20/44	326,413	52,212
Trust 2015-126, Class GS
1 mo. LIBOR + 9.333%,
4.939%, due 09/20/45[2]	323,052	265,806
Trust 2015-127, Class AS, IO
0.760%, due 06/20/43[4]	744,600	14,972
Trust 2015-165, Class IB, IO
3.500%, due 11/20/42	656,816	97,003
Trust 2015-166, Class SA, IO
0.661%, due 06/20/42[4]	869,422	21,458
Trust 2015-180, Class SA, IO
0.611%, due 06/20/42[4]	945,778	19,435
Trust 2015-42, Class AI, IO
3.000%, due 05/20/39	652,714	59,106
Trust 2015-H27, Class FA
1 mo. USD LIBOR + 0.750%,
2.441%, due 09/20/65[2]	2,641,901	2,672,398
Trust 2015-H29, Class FA
1 mo. USD LIBOR + 0.700%,
2.391%, due 10/20/65[2]	957,915	960,581
Trust 2015-H29, Class FJ
1 mo. USD LIBOR + 0.680%,
2.371%, due 11/20/65[2]	2,238,346	2,257,821
Trust 2015-H30, Class FA
1 mo. USD LIBOR + 0.680%,
2.371%, due 08/20/61[2]	817,678	819,675
Trust 2015-H30, Class FB
1 mo. USD LIBOR + 0.680%,
2.371%, due 03/20/62[2]	154,079	154,424
Trust 2016-118, Class IE, IO
3.500%, due 09/20/46	90,690	16,472

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2016-138, Class WI, IO
0.583%, due 08/20/45[4]	656,093	16,969
Trust 2016-180, Class WI, IO
0.484%, due 09/20/45[4]	1,338,087	34,639
Trust 2016-84, Class KS, IO
1 mo. LIBOR + 6.080%,
4.183%, due 11/20/45[2]	3,049,640	485,156
Trust 2016-H04, Class FG
1 mo. USD LIBOR + 0.700%,
2.391%, due 12/20/61[2]	1,434,293	1,438,465
Trust 2016-H14, Class FA
1 mo. USD LIBOR + 0.800%,
2.491%, due 06/20/66[2]	649,826	659,285
Trust 2017-15, Class WI, IO
0.574%, due 11/20/45[4]	668,710	18,408
Trust 2017-57, Class WI, IO
0.372%, due 12/20/45[4]	378,717	7,474
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	4,851,756
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
1 mo. USD LIBOR + 0.330%,
2.227%, due 12/25/34[2]	7,038	6,635
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1 mo. USD LIBOR + 0.640%,
2.537%, due 02/25/35[2]	545,339	529,925
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL
1 mo. LIBOR + 1.450%,
3.347%, due 01/15/33[2,5]	779,694	780,176
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1 mo. USD LIBOR + 0.500%,
2.375%, due 06/27/37[2,5]	1,296,318	1,161,647
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2
3.385%, due 12/25/34[4]	270,324	271,758
Series 2004-A, Class A1
1 mo. USD LIBOR + 0.460%,
2.357%, due 04/25/29[2]	60,075	59,245
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
1 mo. USD LIBOR + 0.320%,
2.217%, due 01/25/35[2]	49,940	46,285
Series 2005-6AR, Class 1A1
1 mo. USD LIBOR + 0.280%,
2.177%, due 11/25/35[2]	44,948	45,128
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
1 mo. USD LIBOR + 0.230%,
2.507%, due 02/26/37[2,5]	259,797	224,633

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2013-R10, Class 3A
1 mo. USD LIBOR + 0.310%,
2.182%, due 01/26/51[2,5]	383,764	379,158
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1 year Treasury + 0.500%,
2.750%, due 05/25/42[2,5]	3,842,838	3,458,554
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
1 mo. USD LIBOR + 0.500%,
2.398%, due 12/26/36[2,5]	255,284	254,181
Sequoia Mortgage Trust, Series 5, Class A
1 mo. USD LIBOR + 0.700%,
2.596%, due 10/19/26[2]	86,164	86,661
Structured ARM Loan, Series 2007-4, Class 1A2
1 mo. USD LIBOR + 0.220%,
2.117%, due 05/25/37[2]	237,830	236,207
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
2.107%, due 04/25/36[2]	841,088	768,483
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.366%, due 04/25/45[4]	98,595	99,083
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A
3.367%, due 09/25/33[4]	254,214	257,133
Total collateralized mortgage obligations (cost—$64,709,771)		63,911,573

Asset-backed securities—19.61%
Allegro CLO I Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.220%,
3.579%, due 01/30/26[2,5]	1,499,743	1,501,133
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2
1 mo. USD LIBOR + 0.975%,
2.872%, due 10/25/34[2]	548,714	552,066
Series 2005-R1, Class M4
1 mo. USD LIBOR + 1.110%,
3.007%, due 03/25/35[2]	200,000	196,998
Series 2005-R11, Class M1
1 mo. USD LIBOR + 0.450%,
2.347%, due 01/25/36[2]	400,000	399,295
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1 mo. USD LIBOR + 1.000%,
2.897%, due 10/25/34[2]	211,637	213,472
Atrium X, Series 10A, Class AR
3 mo. USD LIBOR + 0.950%,
3.298%, due 07/16/25[2,5]	2,811,622	2,811,954

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Babson CLO Ltd., Series 2014-3A, Class AR
3 mo. USD LIBOR + 1.320%,
3.668%, due 01/15/26[2,5]	1,500,000	1,501,450
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1
1 mo. USD LIBOR + 1.200%,
3.097%, due 08/25/34[2]	7,485,131	7,267,354
Series 2006-2, Class M1
1 mo. USD LIBOR + 0.420%,
2.317%, due 07/25/36[2]	33,751	33,756
BlueMountain CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.260%,
3.619%, due 04/30/26[2,5]	1,383,268	1,383,311
Carlyle Global Market Strategies CLO 2014-2 Ltd., Series 2014-2A, Class AR
3 mo. USD LIBOR + 1.250%,
3.089%, due 05/15/25[2,5]	500,000	500,079
Cavalry CLO IV Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.850%,
3.198%, due 10/15/26[2,5]	500,000	499,683
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A
3 mo. USD LIBOR + 1.330%,
3.689%, due 10/29/25[2,5]	468,469	468,821
Series 2014-21A, Class A1BR
3 mo. USD LIBOR + 1.210%,
3.576%, due 07/27/26[2,5]	1,300,000	1,300,385
Chase Funding Trust,
Series 2002-3, Class 2A1
1 mo. USD LIBOR + 0.640%,
2.537%, due 08/25/32[2]	160,300	157,108
Series 2002-4, Class 2A1
1 mo. USD LIBOR + 0.740%,
2.637%, due 10/25/32[2]	10,904	10,814
CIFC Funding 2015-V Ltd., Series 2015-5A, Class A1R
3 mo. USD LIBOR + 0.860%,
3.220%, due 10/25/27[2,5]	900,000	900,000
CIFC Funding Ltd., Series 2014-2A, Class AL1R
3 mo. USD LIBOR + 1.200%,
3.144%, due 05/24/26[2,5]	900,000	900,200
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
1 mo. LIBOR + 1.350%,
3.247%, due 10/25/37[2,5]	1,447,386	1,459,409
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4
1 mo. USD LIBOR + 0.500%,
2.397%, due 07/25/34[2]	80,086	74,996

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2004-4, Class M1
1 mo. USD LIBOR + 0.720%,
2.617%, due 07/25/34[2]	170,901	171,764
Series 2004-6, Class M1
1 mo. USD LIBOR + 0.900%,
2.797%, due 10/25/34[2]	182,700	180,165
CSMC, Series 2017-1
4.500%, due 03/25/21	312,450	312,843
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
3 mo. USD LIBOR + 0.900%,
3.248%, due 10/15/27[2,5]	3,200,000	3,201,843
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1 mo. LIBOR + 1.500%,
3.397%, due 08/25/40[2,5]	103,645	101,344
Equifirst Loan Securitization Trust, Series 2007-1, Class A1
1 mo. USD LIBOR + 0.170%,
2.067%, due 04/25/37[2,5]	2,516,435	2,403,817
FBR Securitization Trust, Series 2005-5, Class AV24
1 mo. USD LIBOR + 0.740%,
2.637%, due 11/25/35[2]	47,216	47,193
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1 mo. USD LIBOR + 0.675%,
2.572%, due 06/25/36[2]	109,836	110,178
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.479%, due 01/20/26[2,5]	428,489	428,571
Flatiron CLO Ltd., Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.160%,
3.513%, due 01/17/26[2,5]	3,355,158	3,357,291
Fremont Home Loan Trust, Series 2004-A, Class M1
1 mo. USD LIBOR + 0.825%,
2.722%, due 01/25/34[2]	580,354	568,389
Gallatin CLO VIII Ltd., Series 2017-1A, Class A
3 mo. USD LIBOR + 1.050%,
3.398%, due 07/15/27[2,5]	2,075,000	2,076,571
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28	7,541	7,723
Halcyon Loan Advisors Funding Ltd., Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.920%,
3.279%, due 04/20/27[2,5]	5,200,000	5,200,775
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3
3.383%, due 10/25/35[6]	116,353	116,883
Series 2006-FRE1, Class A1
1 mo. USD LIBOR + 0.230%,
2.127%, due 05/25/35[2]	51,697	51,679

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2006-FRE2, Class A1
1 mo. USD LIBOR + 0.180%,
2.077%, due 02/25/36[2]	54,707	54,675
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1
1 mo. USD LIBOR + 0.160%,
2.057%, due 05/25/36[2]	98,160	98,003
Series 2006-ACC1, Class M1
1 mo. USD LIBOR + 0.270%,
2.167%, due 05/25/36[2]	300,000	293,201
Series 2006-CH1, Class A5
1 mo. USD LIBOR + 0.230%,
2.127%, due 07/25/36[2]	79,106	78,945
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
2.057%, due 01/25/37[2]	164,349	164,112
KVK CLO Ltd.,
Series 2013-1A, Class AR
3 mo. USD LIBOR + 0.900%,
2.622%, due 01/15/28[2,5]	2,900,000	2,899,420
Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
3.498%, due 01/15/26[2,5]	494,860	495,160
Madison Park Funding XII Ltd., Series 2014-12A, Class AR
3 mo. USD LIBOR + 1.260%,
3.619%, due 07/20/26[2,5]	4,000,000	4,003,632
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
1 mo. USD LIBOR + 0.310%,
2.207%, due 08/25/36[2]	300,000	299,296
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1 mo. USD LIBOR + 0.765%,
2.662%, due 07/25/35[2]	271,656	272,936
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1 mo. USD LIBOR + 1.050%,
2.947%, due 12/25/34[2]	400,000	398,282
NYMT Residential, Series 2016-RP1, Class A
4.000%, due 03/25/21[5,6]	284,917	287,135
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR
3 mo. USD LIBOR + 1.130%,
3.489%, due 07/20/26[2,5]	1,500,000	1,500,927
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A1R
3 mo. USD LIBOR + 0.850%,
3.111%, due 07/15/27[2,5]	400,000	399,500
OFSI Fund V Ltd., Series 2013-5A, Class A1BR
3 mo. USD LIBOR + 1.150%,
3.503%, due 04/17/25[2,5]	22,748	22,777

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2
1 mo. USD LIBOR + 0.180%,
2.077%, due 04/25/37[2]	69,958	43,769
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M4
1 mo. USD LIBOR + 0.945%,
2.842%, due 06/25/35[2]	200,000	200,115
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
1 mo. USD LIBOR + 0.530%,
2.427%, due 12/25/35[2]	1,112,680	1,109,463
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
1 mo. USD LIBOR + 0.420%,
2.317%, due 12/25/35[2]	400,000	398,004
Regatta V Funding Ltd., Series 2014-1A, Class A1AR
3 mo. USD LIBOR + 1.160%,
3.520%, due 10/25/26[2,5]	2,730,000	2,731,346
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1 mo. USD LIBOR + 0.880%,
2.777%, due 08/25/33[2]	178,221	174,047
Saxon Asset Securities Trust, Series 2005-3, Class M3
1 mo. USD LIBOR + 0.750%,
2.647%, due 11/25/35[2]	2,100,000	1,965,663
SLM Student Loan Trust, Series 2010-A, Class 2A
1 mo. USD LIBOR + 3.250%,
5.147%, due 05/16/44[2,5]	420,875	430,822
Sound Point CLO IX Ltd., Series 2015-2A, Class AR
3 mo. USD LIBOR + 0.880%,
3.239%, due 07/20/27[2,5]	400,000	400,108
Sound Point CLO VIII Ltd., Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.860%,
3.208%, due 04/15/27[2,5]	1,900,000	1,899,014
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1 mo. USD LIBOR + 0.680%,
2.577%, due 01/25/34[2]	63,563	60,778
Staniford Street CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
3.305%, due 06/15/25[2,5]	500,000	500,182
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1
1 mo. USD LIBOR + 0.135%,
2.032%, due 07/25/36[2,5]	302,595	293,966
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2
1 mo. USD LIBOR + 0.460%,
2.357%, due 09/25/35[2]	1,700,000	1,586,890
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R
3 mo. USD LIBOR + 1.280%,
3.628%, due 07/14/26[2,5]	1,000,000	1,000,882

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Symphony CLO XVII Ltd., Series 2016-17A, Class AR
3 mo. USD LIBOR + 0.880%,
3.228%, due 04/15/28[2,5]	500,000	499,996
Telos CLO Ltd., Series 2014-5A, Class A1R
3 mo. USD LIBOR + 0.950%,
3.303%, due 04/17/28[2,5]	3,750,000	3,749,966
THL Credit Wind River CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
3.535%, due 04/18/26[2,5]	250,000	250,178
Tralee CLO III Ltd., Series 2013-1A, Class AR
3 mo. USD LIBOR + 1.030%,
3.389%, due 10/20/27[2,5]	6,800,000	6,805,175
Venture XX CLO Ltd., Series 2015-21A, Class AR
3 mo. USD LIBOR + 0.880%,
3.228%, due 07/15/27[2,5]	1,100,000	1,098,375
VOLT LIX LLC,
Series 2017-NPL6, Class A1
3.250%, due 05/25/47[5,6]	230,774	229,335
Series 2017-NPL7, Class A1
3.250%, due 06/25/47[5,6]	1,785,305	1,775,114
WhiteHorse VI Ltd., Series 2012-1A, Class A1R
3 mo. USD LIBOR + 1.200%,
2.978%, due 02/03/25[2,5]	71,744	71,745
Total asset-backed securities (cost—$77,607,187)		79,012,247

Commercial mortgage-backed securities—0.50%
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF05, Class A
1 mo. LIBOR + 0.350%,
2.233%, due 09/25/21[2]	401,741	401,991
Series KF06, Class A
1 mo. LIBOR + 0.330%,
2.213%, due 11/25/21[2]	357,266	357,491
Series KP03, Class A2
1.780%, due 07/25/19	1,273,092	1,261,074
Total commercial mortgage-backed securities (cost—$2,038,390)		2,020,556

Stripped mortgage-backed securities—0.51%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO
1.535%, due 11/25/19[4]	21,732,384	398,807
Series K006, Class AX1, IO
1.119%, due 01/25/20[4]	12,388,218	168,861
Series K014, Class X1, IO
1.351%, due 04/25/21[4]	7,380,580	216,259

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series K027, Class X1, IO
0.912%, due 01/25/23[4]	6,622,497	199,941
Series K712, Class X1, IO
1.448%, due 11/25/19[4]	4,012,411	62,049
Series KAIV, Class X1, IO
1.289%, due 06/25/21[4]	4,439,849	133,001
FHLMC REMIC,
Series 0013, Class B, IO
7.000%, due 06/25/23	32,985	4,315
Series 2136, Class GD, IO
7.000%, due 03/15/29	3,123	596
Series 2178, Class PI, IO
7.500%, due 08/15/29	17,596	3,650
FNMA Aces, Trust 2013-M5, Class X2, IO
2.298%, due 01/25/22[4]	1,593,272	68,130
GNMA REMIC, Trust 2011-92, Class IX, IO
0.735%, due 11/16/44[4]	604,992	67,124
KGS Alpha SBA, Series 2012, IO
0.994%, due 04/25/38[4,5,7,8]	28,178,187	731,881
Total stripped mortgage-backed securities (cost—$2,274,964)		2,054,614

Number of Shares
Short-term investment—1.25%
Investment companies—1.25%
State Street Institutional U.S. Government Money Market Fund (cost—$5,023,534)	5,023,534	5,023,534

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount ($)		Value ($)
Swaptions purchased—0.12%
Put swaptions[3]—0.12%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980%, expires 05/14/18 (Counterparty CITI; receive fixed rate); underlying swap terminates 05/16/28	8,000,000	USD	8,000,000	48,360
3 Month USD LIBOR Interest Rate Swap, strike @ 2.720%, expires 06/14/18 (Counterparty GS; receive fixed rate); underlying swap terminates 06/18/28	2,500,000	USD	2,500,000	60,723
3 Month USD LIBOR Interest Rate Swap, strike @ 3.550%, expires 01/31/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 12/17/18	2,900,000	USD	2,900,000	16,937
3 Month USD LIBOR Interest Rate Swap, strike @ 3.650%, expires 02/04/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 02/06/19	8,000,000	USD	8,000,000	36,379
3 Month USD LIBOR Interest Rate Swap, strike @ 3.650%, expires 02/13/19 (Counterparty CITI; receive fixed rate); underlying swap terminates 02/15/29	2,000,000	USD	2,000,000	9,677
3 Month USD LIBOR Interest Rate Swap, strike @ 3.360%, expires 10/22/18 (Counterparty CITI; receive fixed rate); underlying swap terminates 10/24/28	45,000,000	USD	45,000,000	251,104
3 Month USD LIBOR Interest Rate Swap, strike @ 3.200%, expires 04/30/19 (Counterparty MSCI; receive fixed rate); underlying swap terminates 05/02/19	78,000,000	USD	78,000,000	64,545

Total swaptions purchased (cost—$516,497)				487,725
Total investments before investments sold short (cost—$750,836,808)—184.61%				743,840,669

	Face Amount ($)	Value ($)
Investments sold short—(9.03)%
FHLMC TBA 5.500%	(2,000,000)	(2,160,000)
FNMA TBA
3.000%	(2,600,000)	(2,505,750)
3.500%	(18,300,000)	(18,169,134)
4.000%	(5,400,000)	(5,506,458)
5.000%	(2,500,000)	(2,654,802)
GNMA TBA
3.000%	(5,000,000)	(4,874,463)
3.500%	(500,000)	(500,084)
Total investments sold short (proceeds—$36,589,215)		(36,370,691)
Liabilities in excess of other assets—(75.58)%		(304,531,776)
Net assets—100.00%		$402,938,202

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Options written

Notional amount ($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
2,013,800	2,000,000	FNMA TBA, 3.500%, strike @ 100.69	CITI	05/07/18	6,250	—	6,250
1,495,800	1,500,000	FNMA TBA, 3.500%, strike @ 99.72	JPMCB	05/07/18	6,973	(468)	6,505
2,010,600	2,000,000	FNMA TBA, 3.500%, strike @ 100.53	JPMCB	05/07/18	8,125	(3)	8,122
5,006,500	5,000,000	FNMA TBA, 3.500%, strike @ 100.13	JPMCB	06/06/18	19,141	(3,514)	15,627
1,504,200	1,500,000	FNMA TBA, 3.500%, strike @ 100.28	JPMCB	06/06/18	5,859	(768)	5,091
2,008,800	2,000,000	FNMA TBA, 3.500%, strike @ 100.44	CITI	06/06/18	5,625	(719)	4,906
978,000	1,000,000	FNMA TBA, 3.000%, strike @ 97.80	CITI	06/06/18	3,281	(582)	2,699
1,510,950	1,500,000	FNMA TBA, 3.500%, strike @ 100.73	CITI	06/06/18	3,516	(255)	3,261
1,540,200	1,500,000	FNMA TBA, 4.000%, strike @ 102.68	JPMCB	06/06/18	3,105	(626)	2,479
2,484,712	2,480,000	FNMA TBA, 3.500%, strike @ 100.19	CITI	06/06/18	4,747	(1,554)	3,193
9,980,000	10,000,000	FNMA TBA, 3.500%, strike @ 99.80	CITI	05/07/18	35,938	(2,161)	33,777
5,858,400	6,000,000	FNMA TBA, 3.000%, strike @ 97.64	CITI	05/07/18	12,187	(106)	12,081
998,400	1,000,000	FNMA TBA, 3.500%, strike @ 99.84	JPMCB	07/05/18	2,109	(1,978)	131
499,850	500,000	FNMA TBA, 3.500%, strike @ 99.97	CITI	07/05/18	898	(831)	67
500,150	500,000	FNMA TBA, 3.500%, strike @ 100.03	CITI	07/05/18	762	(8)	754
4,011,200	4,000,000	FNMA TBA, 3.500%, strike @ 100.28	JPMCB	06/06/18	14,063	(2,050)	12,013
1,507,050	1,500,000	FNMA TBA, 3.500%, strike @ 100.47	JPMCB	05/07/18	6,797	(4)	6,793
					139,376	(15,627)	123,749

		Put options
1,473,150	1,500,000	FNMA TBA, 3.500%, strike @ 98.21	JPMCB	05/07/18	5,859	(29)	5,830
2,963,100	3,000,000	FNMA TBA, 3.500%, strike @ 98.77	CITI	05/07/18	3,281	(860)	2,421
2,478,250	2,500,000	FNMA TBA, 3.500%, strike @ 99.13	CSI	06/06/18	5,567	(9,653)	(4,086)
489,200	500,000	FNMA TBA, 3.500%, strike @ 97.84	JPMCB	07/05/18	1,328	(837)	491
489,850	500,000	FNMA TBA, 3.500%, strike @ 97.97	CITI	07/05/18	1,016	(953)	63
1,472,250	1,500,000	FNMA TBA, 3.500%, strike @ 98.15	CSI	07/05/18	3,749	(3,436)	313
					20,800	(15,768)	5,032
					160,176	(31,395)	128,781

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
CITI	USD	1,000	06/28/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.649%	CMM30_FNMA	—	5	5
CITI	USD	1,000	07/12/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.640%	CMM30_FNMA	—	(259)	(259)

CITI	USD	1,500	07/23/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.605%	CMM30_FNMA	—	8	8
GSI	USD	34,000	06/08/18	Annual	10 Year USD Constant Maturity Swap Rate plus 6.760%	CMM30_FNMA	—	58	58

JPMCB	USD	2,000	05/31/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.653%	CMM30_FNMA	—	8	8
JPMCB	USD	2,000	07/05/18	Annual	10 Year USD Constant Maturity Swap Rate plus 0.611%	CMM30_FNMA	—	19	19

								(161)	(161)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9] (%)	Payments received by the Portfolio[9]	Value ($)	Unrealized appreciation (depreciation) ($)
USD	11,100	06/30/25	Quarterly	2.400	3 Month USD LIBOR	330,050	330,050
USD	2,200	06/21/27	Quarterly	1.500	3 Month USD LIBOR	259,249	141,720
USD	5,000	09/07/27	Quarterly	2.050	3 Month USD LIBOR	389,816	389,816
USD	1,200	09/12/27	Quarterly	2.038	3 Month USD LIBOR	95,057	95,057
USD	1,100	12/20/27	Quarterly	2.500	3 Month USD LIBOR	39,248	52,098
USD	3,400	12/20/47	Quarterly	2.750	3 Month USD LIBOR	173,635	306,001
USD	14,400	06/20/48	Quarterly	2.500	3 Month USD LIBOR	1,598,761	261,702
USD	1,600	06/20/28	Quarterly	2.250	3 Month USD LIBOR	107,140	54,136
USD	14,000	05/15/28	Quarterly	3.020	3 Month USD LIBOR	(8,868)	(8,868)
						2,984,088	1,621,712

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
DB	USD	1,449	01/12/38	Monthly	1 Month USD LIBOR	6.500	4,632	(3,444)	1,188
DB	USD	559	01/12/39	Monthly	1 Month USD LIBOR	5.500	149	(917)	(768)
JPMCB	USD	627	01/12/39	Monthly	1 Month USD LIBOR	6.000	(2,947)	503	(2,444)
							1,834	(3,858)	(2,024)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	18,641,926	—	18,641,926
Government national mortgage association certificates	—	135,027,696	—	135,027,696
Federal home loan mortgage corporation certificates	—	116,990,851	—	116,990,851
Federal housing administration certificates	—	70,416	—	70,416
Federal national mortgage association certificates	—	320,599,531	—	320,599,531
Collateralized mortgage obligations	—	63,911,573	—	63,911,573
Asset-backed securities	—	79,012,247	—	79,012,247
Commercial mortgage-backed securities	—	2,020,556	—	2,020,556
Stripped mortgage-backed securities	—	1,322,733	731,881	2,054,614
Short-term investment	—	5,023,534	—	5,023,534
Swaptions purchased	—	487,725	—	487,725
Swap agreements	—	2,993,557	—	2,993,557
Total	—	746,102,345	731,881	746,834,226

Liabilities
Investments sold short	—	(36,370,691)	—	(36,370,691)
Options written	—	(31,395)	—	(31,395)
Swap agreements	—	(13,488)	—	(13,488)
Total	—	(36,415,574)	—	(36,415,574)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2018:

	Federal housing administration certificates	Stripped mortgage-backed securities	Total
Beginning balance	$111,973	$933,062	$1,045,035
Purchases	—	—	—
Sales/paydown	(41,611)	(241,973)	(283,584)
Accrued discounts/(premiums)	(28)	(19,150)	(19,178)
Total realized gain/(loss)	(52)	(68,602)	(68,654)
Net change in unrealized appreciation/depreciation	134	128,544	128,678
Transfers into Level 3	—	—	—
Transfers out of Level 3	(70,416)	—	(70,416)
Ending balance	$—	$731,881	$731,881

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018 was $(12,902). Transfers out of Level 3 represent the value at the end of the period. At April 30, 2018, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Illiquid investment at the period end.
4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7	Security is being fair valued by a valuation committee under the direction of the board of trustees.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
9	Payments made or received are based on the notional amount.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
US government obligations—9.59%
US Treasury Bonds
2.875%, due 11/15/46	101,000	96,408
3.000%, due 02/15/47	8,309,000	8,128,214
3.125%, due 11/15/41	3,015,000	3,037,377
3.625%, due 08/15/43	2,095,000	2,286,742
3.625%, due 02/15/44	6,540,000	7,141,373
4.750%, due 02/15/37	4,280,000	5,355,517
US Treasury Notes
1.500%, due 05/31/20	700,000	685,535
1.750%, due 10/31/18	160,000	159,775
2.000%, due 12/31/21	95,000	92,640
2.125%, due 12/31/21	845,000	827,770
2.250%, due 03/31/20	4,055,000	4,037,101
2.250%, due 11/15/27	15,000	14,129
2.625%, due 03/31/25	2,680,000	2,631,948
2.750%, due 04/30/23	1,040,000	1,038,091
2.750%, due 02/15/28	320,000	314,587
Total US government obligations (cost—$36,300,801)		35,847,207

Federal home loan bank certificate—0.19%
FHLB
4.000%, due 09/01/28 (cost—$679,131)	680,000	722,048

Federal home loan mortgage corporation certificates—6.15%
FHLMC
3.500%, due 04/01/42	20,900	20,913
3.500%, due 08/01/42	33,091	33,110
3.500%, due 11/01/42	12,689	12,697
3.500%, due 04/01/44	80,083	80,132
3.500%, due 06/01/44	10,656	10,662
3.500%, due 07/01/46	378,889	378,355
3.500%, due 07/01/47	17,974	17,949
3.500%, due 10/01/47	98,676	98,597
3.500%, due 12/01/47	1,311,100	1,306,894
3.500%, due 01/01/48	416,703	414,550
4.000%, due 09/01/40	50,263	51,617
4.000%, due 07/01/44	43,343	44,450
4.000%, due 07/01/46	51,795	53,063
4.000%, due 08/01/46	29,968	30,702
4.000%, due 09/01/46	4,084	4,168
4.000%, due 10/01/46	8,346	8,517
4.000%, due 01/01/47	1,151,292	1,180,120

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
4.000%, due 02/01/47	125,409	128,483
4.000%, due 08/01/47	341,045	350,462
5.000%, due 02/01/42[1]	824,603	883,472
5.000%, due 09/01/43[1]	258,790	275,916
6.250%, due 07/15/32	302,000	400,594
6.750%, due 03/15/31	82,000	111,123
FHLMC TBA
2.500%	2,690,000	2,613,335
3.000%	8,808,000	8,530,083
3.500%	1,067,000	1,067,264
4.000%	2,329,000	2,371,577
4.500%	1,768,000	1,840,170
5.000%	628,000	665,187
Total federal home loan mortgage corporation certificates (cost—$23,234,528)		22,984,162

Federal national mortgage association certificates—29.57%
FNMA
2.000%, due 10/01/31[1]	26,915	25,535
2.000%, due 11/01/31[1]	177,097	168,020
2.000%, due 11/01/31	165,539	157,055
2.000%, due 12/01/31[1]	35,819	33,983
2.000%, due 03/01/32[1]	219,634	208,379
2.500%, due 04/01/32[1]	5,891,876	5,734,316
3.000%, due 10/01/29	60,013	59,689
3.000%, due 09/01/30	187,178	186,285
3.000%, due 09/01/31	55,064	54,665
3.000%, due 02/01/32	176,404	175,487
3.000%, due 09/01/32	106,242	105,726
3.000%, due 03/01/47	6,937,184	6,712,418
3.000%, due 04/01/47	3,105,161	3,001,495
3.500%, due 12/01/29	65,626	66,603
3.500%, due 08/01/30	274,172	277,775
3.500%, due 02/01/32	548,830	556,154
3.500%, due 04/01/32	1,239,092	1,260,591
3.500%, due 05/01/32	891,573	903,877
3.500%, due 04/01/42	4,133	4,132
3.500%, due 12/01/42	7,443	7,440
3.500%, due 05/01/43	10,485	10,471
3.500%, due 07/01/43	68,691	68,651
3.500%, due 11/01/43	15,168	15,163
3.500%, due 12/01/43[1]	16,052,538	16,032,324
3.500%, due 01/01/44	12,809	12,839
3.500%, due 05/01/44	15,709	15,708

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 02/01/45	8,270	8,258
3.500%, due 07/01/45	39,879	39,872
3.500%, due 10/01/45	73,958	73,510
3.500%, due 11/01/45	96,266	96,236
3.500%, due 12/01/45	40,972	40,966
3.500%, due 04/01/46	93,019	92,541
3.500%, due 06/01/46	54,685	54,450
3.500%, due 11/01/46	540,084	538,015
3.500%, due 12/01/46	22,716	22,635
3.500%, due 01/01/47	39,378	39,355
3.500%, due 05/01/47	23,420	23,415
3.500%, due 06/01/47	61,424	61,153
3.500%, due 07/01/47	44,224	44,068
3.500%, due 11/01/47	57,746	57,752
3.500%, due 12/01/47	500,275	499,099
3.500%, due 01/01/48	325,429	324,834
4.000%, due 09/01/29	9,349	9,592
4.000%, due 03/01/31	409,864	420,771
4.000%, due 01/01/42	807,914	828,658
4.000%, due 02/01/42[1]	3,934,531	4,035,593
4.000%, due 03/01/43	55,570	56,998
4.000%, due 10/01/43	188,027	192,855
4.000%, due 08/01/44	116,217	119,637
4.000%, due 05/01/45	90,731	93,411
4.000%, due 06/01/46	549,266	564,003
4.000%, due 07/01/46	3,650,692	3,737,545
4.000%, due 11/01/46	40,356	41,560
4.000%, due 12/01/46	323,810	332,656
4.000%, due 01/01/47	359,207	369,163
4.000%, due 03/01/47	364,904	374,098
4.000%, due 05/01/47	81,094	82,814
4.000%, due 07/01/47	67,829	69,268
4.000%, due 08/01/47	147,173	150,795
4.000%, due 12/01/47	109,363	112,521
4.000%, due 02/01/48	549,002	561,779
4.000%, due 03/01/48	331,810	341,864
4.000%, due 04/01/48	1,941,977	1,990,280
4.500%, due 04/01/41[1]	4,271,093	4,493,001
4.500%, due 11/01/45[1]	16,625	17,528
4.500%, due 12/01/45[1]	91,760	96,381
4.500%, due 07/01/46[1]	187,838	198,368
4.500%, due 10/01/47[1]	61,300	64,787
4.500%, due 12/01/47[1]	126,913	133,739

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
5.000%, due 09/01/31[1]	465,013	498,783
5.000%, due 01/01/44[1]	102,363	108,828
5.000%, due 03/01/44[1]	256,696	275,945
FNMA TBA
3.000%[1]	22,364,410	21,818,822
3.500%[1]	17,027,026	16,904,881
4.000%	9,896,000	10,066,396
4.500%[1]	2,414,000	2,515,061
5.000%[1]	900,000	955,160
Total federal national mortgage association certificates (cost—$112,544,538)		110,504,481

Government national mortgage association certificates—8.92%
GNMA
3.000%, due 02/15/45[1]	154,493	151,219
3.000%, due 04/20/45[1]	387,363	380,298
3.000%, due 07/20/45[1]	56,882	55,624
3.000%, due 10/20/45[1]	101,686	99,437
3.000%, due 04/20/46[1]	2,069,070	2,024,539
3.000%, due 05/20/46	24,928	24,388
3.000%, due 06/20/46	322,923	315,491
3.000%, due 07/20/46	647,175	632,194
3.000%, due 08/20/46	2,915,350	2,847,470
3.000%, due 09/20/46	1,283,767	1,254,659
3.000%, due 11/20/46	26,418	25,796
3.000%, due 12/20/46	49,016	47,856
3.000%, due 01/20/47	65,202	63,650
3.000%, due 03/20/47	143,937	140,583
3.000%, due 04/20/47	83,142	81,143
3.000%, due 07/20/47	60,810	59,315
3.500%, due 08/20/42	97,043	97,669
3.500%, due 01/20/43[1]	4,751,302	4,781,947
3.500%, due 04/20/43	97,561	98,190
3.500%, due 05/20/43	97,329	97,956
3.500%, due 05/20/45	60,739	60,888
3.500%, due 03/20/46	1,419,686	1,422,934
3.500%, due 04/20/46	3,540,905	3,548,460
3.500%, due 05/20/46	670,081	671,459
3.500%, due 06/20/46	1,293,886	1,296,347
3.500%, due 07/20/46	252,412	252,873
3.500%, due 09/20/46	47,792	47,876
4.000%, due 04/20/39	5,613	5,799
4.000%, due 04/20/42	115,264	119,065
4.000%, due 08/20/44[1]	972,205	1,001,284

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
4.000%, due 02/20/47[1]	157,105	160,765
4.500%, due 07/20/40	11,795	12,377
4.500%, due 08/20/40	11,663	12,240
4.500%, due 09/20/40	17,593	18,758
4.500%, due 10/20/40	20,147	21,144
4.500%, due 06/20/44	591,696	623,695
GNMA TBA
3.000%	1,239,500	1,207,157
3.500%	251,200	251,357
4.000%	5,857,000	5,982,808
4.500%	1,999,000	2,073,963
5.000%	1,200,000	1,259,531
Total government national mortgage association certificates (cost—$33,650,457)		33,330,204

Collateralized mortgage obligations—7.33%
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class AL
1 mo. LIBOR + 0.900%,
2.797%, due 11/15/32[2,3]	1,150,000	1,151,841
Bank, Series 2017-BNK4, Class A4
3.625%, due 05/15/50	535,000	530,550
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1 mo. LIBOR + 1.500%,
3.387%, due 07/05/33[2,3]	965,000	967,361
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631%, due 02/10/50	545,000	542,744
Commercial Mortgage Pass-Through Certificates,
Series 2006-GG7, Class AM
5.945%, due 07/10/38[4]	72,051	72,053
Series 2013-GAM, Class A2
3.367%, due 02/10/28[2]	1,090,000	1,079,807
Series 2014-CR16, Class A4
4.051%, due 04/10/47	145,000	149,005
Series 2014-PAT, Class A
1 mo. LIBOR + 0.800%,
2.695%, due 08/13/27[2,3]	915,000	915,144
Series 2015-CR25, Class B
4.697%, due 08/10/48[4]	320,000	327,142
Core Industrial Trust, Series 2015-TEXW, Class A
3.077%, due 02/10/34[2]	1,735,000	1,723,968
CSMC Trust, Series 2017-CALI, Class A
3.431%, due 11/10/32[2]	260,000	258,135
FHLMC Multifamily Structured Pass Through Certificates, Series K075, Class A2
3.650%, due 02/25/28[4]	230,000	233,208

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO
1.326%, due 03/25/24[4]	2,603,503	145,463
FHLMC REMIC,
Trust 2626, Class A
4.000%, due 06/15/33	131,242	134,355
Trust 3990, Class VA
3.500%, due 01/15/25	241,706	243,306
Trust 4213, Class VE
3.500%, due 06/15/26	234,498	237,047
Trust 4248, Class FL
1 mo. LIBOR + 0.450%,
2.347%, due 05/15/41[3]	279,530	281,021
Trust 4316, Class XZ
4.500%, due 03/15/44	366,397	387,803
Trust 4323, Class CA
4.000%, due 03/15/40	237,672	242,483
Trust 4325, Class MA
4.000%, due 09/15/39	699,193	714,521
Trust 4328, Class DA
4.000%, due 01/15/36	724,097	738,796
Trust 4336, Class MA
4.000%, due 01/15/40	646,625	660,009
Trust 4443, Class BA
3.500%, due 04/15/41	108,217	108,541
Trust 4447, Class PA
3.000%, due 12/15/44	98,877	97,270
Trust 4606, Class FB
1 mo. LIBOR + 0.500%,
2.397%, due 08/15/46[3]	390,609	394,914
FNMA Connecticut Avenue Securities,
Series 2016-C04, Class 1M1
1 mo. USD LIBOR + 1.450%,
3.347%, due 01/25/29[3]	236,944	238,834
Series 2016-C05, Class 2M1
1 mo. USD LIBOR + 1.350%,
3.247%, due 01/25/29[3]	177,547	178,344
Series 2016-C06, Class 1M1
1 mo. USD LIBOR + 1.300%,
3.197%, due 04/25/29[3]	165,637	167,091
FNMA REMIC,
Trust 2011-8, Class ZA
4.000%, due 02/25/41	2,217,400	2,248,696
Trust 2013-112, Class HQ
4.000%, due 11/25/43	77,703	79,304
Trust 2014-12, Class GV
3.500%, due 03/25/27	145,228	144,976
Trust 2014-48, Class AB
4.000%, due 10/25/40	181,933	185,597

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-20, Class EV
3.500%, due 07/25/26	266,843	268,956
Trust 2015-58, Class JP
2.500%, due 03/25/37	148,171	146,986
Trust 2015-62, Class VA
4.000%, due 10/25/26	79,222	82,043
Trust 2016-48, Class UF
1 mo. LIBOR + 0.400%,
2.297%, due 08/25/46[3]	686,415	689,494
Trust 2016-62, Class FC
1 mo. LIBOR + 0.500%,
2.397%, due 09/25/46[3]	307,258	309,714
Trust 2016-74, Class GF
1 mo. LIBOR + 0.500%,
2.397%, due 10/25/46[3]	391,525	395,948
FREMF Mortgage Trust, Series 2013-K712, Class B
3.477%, due 05/25/45[2,4]	110,000	110,347
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX
3.495%, due 12/15/34[2,4]	1,025,000	1,018,751
GNMA,
Trust 2014-131, Class BW
2.824%, due 05/20/41[4]	79,850	82,485
Trust 2015-3, Class ZD
4.000%, due 01/20/45	654,685	674,814
GS Mortgage Securities Corp. Trust, Series 2018, Class B
1 mo. LIBOR + 1.050%,
3.072%, due 02/15/37[2,3]	390,000	390,000
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A
1 mo. LIBOR + 0.700%,
2.597%, due 01/15/33[2,3]	320,000	320,398
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5
3.914%, due 01/15/49	800,000	812,081
JP Morgan Mortgage Trust,
Series 2017-1, Class A4
3.500%, due 01/25/47[2,4]	852,119	848,524
Series 2017-2, Class A6
3.000%, due 05/25/47[2,4]	620,992	607,803
Madison Avenue Trust, Series 2017 330M, Class A
3.294%, due 08/15/34[2,4]	350,000	342,876
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class D
5.446%, due 09/12/42[4]	608,048	622,638
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
5.052%, due 11/15/46[4]	205,000	210,140

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4
3.779%, due 05/15/48[4]	520,000	524,475
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A
3.858%, due 04/09/37[2]	800,000	797,650
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1
3.750%, due 11/25/56[2,4]	152,316	152,543
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,4]	540,000	514,950
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3
3.000%, due 10/25/31[2,4]	327,906	319,224
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A
1 mo. LIBOR + 0.750%,
2.647%, due 11/11/34[2,3]	100,000	100,156
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX
2.997%, due 10/25/46[4]	124,548	123,511
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.209%, due 02/15/51[4,5]	126,476	129,701
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.212%, due 05/15/51[6]	445,000	458,323
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1 mo. LIBOR + 0.950%,
2.846%, due 03/15/44[2,3]	749,271	751,206
Total collateralized mortgage obligations (cost—$28,112,902)		27,385,066

Asset-backed securities—6.05%
ALM VIII Ltd., Series 2013-8A, Class A1R
3 mo. USD LIBOR + 1.490%,
3.838%, due 10/15/28[2,3]	510,000	511,430
American Homes 4 Rent, Series 2014-SFR3, Class A
3.678%, due 12/17/36[2]	474,788	477,515
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D
2.540%, due 06/08/20	130,000	129,905
Series 2016-2, Class A3
1.600%, due 11/09/20	203,853	203,183
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[2]	461,739	460,833
BlueMountain CLO Ltd., Series 2015-2A, Class A1
3 mo. USD LIBOR + 1.430%,
3.785%, due 07/18/27[2,3]	280,000	280,229
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.040%, due 04/15/30[2]	1,230,000	1,227,069
Citibank Credit Card Issuance Trust,

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2017-A5, Class A5
1 mo. LIBOR + 0.620%,
2.518%, due 04/22/26[3]	650,000	658,080
Series 2017-A6, Class A6
1 mo. LIBOR + 0.770%,
2.667%, due 05/14/29[3]	540,000	545,712
Credit Acceptance Auto Loan Trust,
Series 2015-2A, Class B
3.040%, due 08/15/23[2]	840,000	839,821
Series 2016-2A, Class A
2.420%, due 11/15/23[2]	650,000	648,735
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[2]	52,266	47,528
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
1 mo. USD LIBOR + 0.240%,
2.137%, due 10/25/34[2,3]	91,248	90,934
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[2]	1,705,500	1,693,333
Diamond Resorts Owner Trust, Series 2014-1, Class B
2.980%, due 05/20/27[2,5]	42,629	42,323
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730%, due 04/25/28[2,5]	138,441	134,720
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.830%, due 09/20/21[2]	82,964	82,747
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M5
1 mo. USD LIBOR + 1.575%,
3.472%, due 01/25/35[3]	146,179	147,244
Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A
1 mo. LIBOR + 0.500%,
2.397%, due 02/15/21[3]	2,160,000	2,166,480
Fremont Home Loan Trust, Series 2005-2, Class M2
1 mo. USD LIBOR + 0.720%,
2.617%, due 06/25/35[3]	46,106	46,212
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
3 mo. USD LIBOR + 1.150%,
3.510%, due 04/25/25[2,3]	104,946	104,976
Greystone Commercial Real Estate Notes, Series 2017-FL1A, Class A
1 mo. USD LIBOR + 1.550%,
3.447%, due 03/15/27[2,3,5]	330,000	330,115
LCM XXIII Ltd., Series 23A, Class A1
3 mo. USD LIBOR + 1.400%,
3.759%, due 10/20/29[2,3]	250,000	251,212
Lehman XS Trust, Series 2005-6, Class 1A1
1 mo. USD LIBOR + 0.520%,
2.417%, due 11/25/35[3]	199,392	168,400

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Mercedes-Benz Master Owner Trust, Series 2016-AA, Class A
1 mo. LIBOR + 0.580%,
2.477%, due 05/15/20[2,3]	896,000	896,167
OneMain Financial Issuance Trust,
Series 2015-1A, Class A
3.190%, due 03/18/26[2]	1,192,278	1,193,933
Series 2015-2A, Class A
2.570%, due 07/18/25[2]	99,110	99,063
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
1 mo. USD LIBOR + 0.210%,
2.107%, due 12/25/35[3]	10,446	10,444
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1 mo. USD LIBOR + 0.930%,
2.827%, due 03/25/36[3]	155	155
PFS Financing Corp.,
Series 2016-BA, Class A
1.870%, due 10/15/21[2]	160,000	157,486
Series 2017-AA, Class A
1 mo. LIBOR + 0.580%,
2.477%, due 03/15/21[2,3]	2,390,000	2,392,580
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
1 mo. USD LIBOR + 0.280%,
2.177%, due 05/25/36[3]	83,071	82,895
Prestige Auto Receivables Trust, Series 2015-1, Class B
2.040%, due 04/15/21[2]	81,188	81,111
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[2]	1,037,717	1,023,216
RAAC Trust, Series 2006-RP2, Class A
1 mo. USD LIBOR + 0.250%,
2.147%, due 02/25/37[2,3]	39,023	38,974
Santander Drive Auto Receivables Trust,
Series 2014-4, Class C
2.600%, due 11/16/20	182,468	182,468
Series 2016-2, Class A3
1.560%, due 05/15/20	10,025	10,023
SMB Private Education Loan Trust,
Series 2014-A, Class A2B
1 mo. USD LIBOR + 1.150%,
3.047%, due 05/15/26[2,3]	357,244	360,760
Series 2016-A, Class A2A
2.700%, due 05/15/31[2]	105,249	102,902
Series 2016-C, Class A2A
2.340%, due 09/15/34[2]	570,000	549,513
Series 2017-B, Class A2A
2.820%, due 10/15/35[2]	380,000	368,596

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2017-B, Class A2B
1 mo. USD LIBOR + 0.750%,
2.647%, due 10/15/35[2,3]	220,000	220,619
Series 2018-A, Class A2B
1 mo. LIBOR + 0.800%,
2.380%, due 02/15/36[2,3]	575,000	576,083
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2
3.020%, due 10/25/27[2]	19,206	19,146
Series 2015-C, Class A2
2.510%, due 08/25/33[2]	417,167	408,927
Series 2016-A, Class A1
1 mo. USD LIBOR + 1.750%,
3.647%, due 08/25/36[2,3]	119,935	123,848
Series 2016-B, Class A1
1 mo. USD LIBOR + 1.200%,
3.097%, due 06/25/33[2,3]	116,429	118,327
Series 2016-B, Class A2A
1.680%, due 03/25/31[2]	15,298	15,279
Series 2016-C, Class A2A
1.480%, due 05/26/31[2]	149,206	148,543
Series 2018-A, Class A2A
2.390%, due 02/25/42[2]	540,118	536,443
Series 2018-A, Class A2B
2.950%, due 02/25/42[2]	270,000	264,278
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, due 04/25/29[2]	239,582	238,905
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,044,964
Westgate Resorts LLC, Series 2014-1A, Class A
2.150%, due 12/20/26[2,5]	59,892	59,528
Total asset-backed securities (cost—$22,655,373)		22,613,912

Corporate notes—42.35%
Aerospace & defense—1.17%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[2]	50,000	49,410
3.850%, due 12/15/25[2]	20,000	19,817
Lockheed Martin Corp.
2.900%, due 03/01/25	385,000	365,315
3.350%, due 09/15/21	170,000	170,960
3.550%, due 01/15/26	565,000	556,292
4.090%, due 09/15/52	176,000	166,139
4.700%, due 05/15/46	150,000	159,186
Northrop Grumman Corp.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
2.080%, due 10/15/20	130,000	126,896
2.930%, due 01/15/25	935,000	885,711
3.250%, due 08/01/23	160,000	157,731
3.250%, due 01/15/28[7]	173,000	161,195
4.030%, due 10/15/47[7]	190,000	175,902
Rockwell Collins, Inc.
2.800%, due 03/15/22	245,000	237,840
United Technologies Corp.
1.778%, due 05/04/18[8]	599,000	598,976
1.900%, due 05/04/20[7]	345,000	338,453
3.125%, due 05/04/27	50,000	46,131
3.750%, due 11/01/46	180,000	156,620
		4,372,574
Airlines—0.04%
American Airlines Pass-Through Trust 2014-1, Class B
4.375%, due 10/01/22	13,950	13,890
American Airlines Pass-Through Trust 2015-1, Class A
3.375%, due 05/01/27	70,292	67,635
Southwest Airlines Co.
2.750%, due 11/16/22	80,000	77,452
		158,977
Auto & truck—0.26%
Aptiv PLC
4.400%, due 10/01/46	126,000	118,654
Delphi Corp.
4.150%, due 03/15/24	43,000	43,575
IHO Verwaltungs GmbH
4.750%, due 09/15/26[2]	320,000	306,400
ZF North America Capital, Inc.
4.500%, due 04/29/22[2]	483,000	492,902
		961,531
Banking-non-US—4.79%
ABN AMRO Bank NV
2.650%, due 01/19/21[2,7]	641,000	629,701
Australia & New Zealand Banking Group Ltd.
2.250%, due 11/09/20	250,000	244,407
2.550%, due 11/23/21	250,000	243,105
Banco Santander SA
3.848%, due 04/12/23	200,000	198,409

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
Bancolombia SA
5.950%, due 06/03/21[7]	220,000	231,825
BNP Paribas SA
3.375%, due 01/09/25[2]	380,000	363,481
(fixed, converts to FRN on 03/01/28),
4.375%, due 03/01/33[2]	200,000	192,488
4.625%, due 03/13/27[2,7]	280,000	280,023
BPCE SA
5.700%, due 10/22/23[2]	200,000	212,577
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	14,505
Commerzbank AG
8.125%, due 09/19/23[2]	735,000	849,871
Commonwealth Bank of Australia
3.450%, due 03/16/23[2,7]	80,000	79,484
Cooperatieve Rabobank UA
2.500%, due 01/19/21	510,000	501,199
Credit Agricole SA
3.250%, due 10/04/24[2,7]	500,000	475,146
3.375%, due 01/10/22[2]	570,000	562,353
Credit Suisse Group AG
(fixed, converts to FRN on 01/12/28),
3.869%, due 01/12/29[2]	295,000	279,645
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	342,124
3.450%, due 04/16/21	505,000	504,408
Deutsche Bank AG
4.100%, due 01/13/26[7]	170,000	163,466
(fixed, converts to FRN on 12/01/27),
4.875%, due 12/01/32[7]	600,000	552,420
HSBC Holdings PLC
(fixed, converts to FRN on 03/13/22),
3.262%, due 03/13/23	565,000	555,766
3.400%, due 03/08/21	320,000	320,803
4.375%, due 11/23/26[7]	400,000	396,149
ING Bank N.V.
(fixed, converts to FRN on 11/21/18),
4.125%, due 11/21/23[9]	210,000	210,933
5.000%, due 06/09/21[2]	200,000	209,147
5.800%, due 09/25/23[2]	200,000	214,930
ING Groep N.V.
3.150%, due 03/29/22	630,000	621,273

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
Intesa Sanpaolo SpA
3.125%, due 07/14/22[2]	255,000	245,659
Kreditanstalt fuer Wiederaufbau
1.500%, due 02/06/19	509,000	505,539
Lloyds Bank PLC
6.500%, due 09/14/20[2]	650,000	692,569
Lloyds Banking Group PLC
3.000%, due 01/11/22	200,000	196,168
3.750%, due 01/11/27	200,000	191,127
4.582%, due 12/10/25	335,000	330,924
Macquarie Group Ltd.
(fixed, converts to FRN on 03/27/28),
4.654%, due 03/27/29[2,7]	250,000	249,875
Mitsubishi UFJ Financial Group, Inc.
2.998%, due 02/22/22	75,000	73,763
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[2]	920,000	906,173
Mizuho Financial Group, Inc.
2.601%, due 09/11/22	330,000	315,635
2.953%, due 02/28/22	300,000	292,963
4.018%, due 03/05/28	415,000	416,862
National Australia Bank Ltd. MTN
2.125%, due 05/22/20[7]	250,000	245,219
Nordea Bank AB
4.875%, due 01/27/20[2]	445,000	457,949
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	235,644
Santander UK Group Holdings PLC
2.875%, due 10/16/20[7]	245,000	242,282
2.875%, due 08/05/21	201,000	196,540
(fixed, converts to FRN on 01/05/23),
3.373%, due 01/05/24	580,000	562,980
3.571%, due 01/10/23	200,000	195,887
Skandinaviska Enskilda Banken AB
2.625%, due 11/17/20[2]	215,000	211,852
Standard Chartered PLC
2.250%, due 04/17/20[2]	430,000	421,288
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.310%,
2.665%, due 10/18/19[3]	335,000	335,191

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
1.950%, due 09/19/19[2]	355,000	349,424
Svenska Handelsbanken AB MTN
1.875%, due 09/07/21	250,000	238,656
Westpac Banking Corp.
2.150%, due 03/06/20[7]	100,000	98,432
2.600%, due 11/23/20	255,000	251,538
		17,909,777

Banking-US—6.17%
American Express Credit Corp. MTN
2.375%, due 05/26/20	95,000	93,792
2.600%, due 09/14/20	155,000	153,454
Bank of America Corp.
2.250%, due 04/21/20	207,000	203,807
(fixed, converts to FRN on 07/21/20),
2.369%, due 07/21/21	1,340,000	1,314,431
(fixed, converts to FRN on 01/23/21),
2.738%, due 01/23/22	985,000	968,618
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23[7]	450,000	437,653
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26	220,000	211,752
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	350,000	347,312
3.875%, due 08/01/25	570,000	564,519
4.000%, due 01/22/25	110,000	108,632
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[10]	270,000	269,663
Bank of America Corp. GMTN
3.300%, due 01/11/23	320,000	316,199
Bank of America Corp. MTN
1.950%, due 05/12/18	137,000	136,980
2.151%, due 11/09/20	850,000	829,801
4.200%, due 08/26/24	505,000	505,711
(fixed, converts to FRN on 01/20/47),
4.443%, due 01/20/48	70,000	69,926
5.625%, due 07/01/20[7]	160,000	168,477
Branch Banking & Trust Co.
3.625%, due 09/16/25[7]	250,000	245,910
Capital One Bank USA N.A.
2.250%, due 02/13/19	515,000	513,163
Capital One Financial Corp.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
2.500%, due 05/12/20	270,000	266,050
3.750%, due 07/28/26	110,000	102,860
Capital One N.A.
2.350%, due 01/31/20	590,000	580,983
CIT Group, Inc.
3.875%, due 02/19/19	147,500	148,016
5.250%, due 03/07/25	95,000	97,019
Citibank N.A.
1.850%, due 09/18/19	380,000	375,523
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20[7]	250,000	244,342
Discover Bank
2.600%, due 11/13/18	330,000	329,894
3.100%, due 06/04/20	250,000	248,732
Fifth Third Bank MTN
2.150%, due 08/20/18	206,000	205,780
Goldman Sachs Group, Inc.
2.550%, due 10/23/19[7]	231,000	229,954
2.600%, due 04/23/20	349,000	345,857
2.750%, due 09/15/20	270,000	267,421
3 mo. USD LIBOR + 0.780%,
3.139%, due 10/31/22[3]	830,000	833,116
3.200%, due 02/23/23	325,000	317,684
3.750%, due 05/22/25	75,000	73,254
3.850%, due 01/26/27	315,000	304,688
4.000%, due 03/03/24	410,000	411,361
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29	260,000	256,965
4.250%, due 10/21/25	15,000	14,839
HSBC USA, Inc.
5.000%, due 09/27/20	100,000	103,572
JPMorgan Chase & Co.
2.700%, due 05/18/23	150,000	143,712
(fixed, converts to FRN on 04/25/22),
2.776%, due 04/25/23[7]	1,015,000	986,289
2.972%, due 01/15/23	313,000	304,816
3.200%, due 06/15/26	150,000	141,861
3.250%, due 09/23/22	105,000	103,915
3.375%, due 05/01/23	85,000	83,266
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	440,000	416,290

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
(fixed, converts to FRN on 04/23/23),
3.559%, due 04/23/24	55,000	54,663
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	1,000,000	969,497
3 mo. USD LIBOR + 3.470%,
5.829%, due 07/30/18[3,10]	520,000	523,900
KeyBank N.A.
2.500%, due 12/15/19	250,000	248,333
KeyCorp MTN
2.900%, due 09/15/20	100,000	99,290
Northern Trust Corp.
(fixed, converts to FRN on 10/01/26),
4.600%, due 10/01/26[10]	119,000	116,025
State Street Corp.
2.550%, due 08/18/20	195,000	193,482
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[10]	147,000	151,043
Synovus Financial Corp.
3.125%, due 11/01/22	80,000	76,648
The Bank of New York Mellon Corp.
2.050%, due 05/03/21	175,000	169,646
2.450%, due 08/17/26	140,000	126,476
2.800%, due 05/04/26	90,000	84,176
2.950%, due 01/29/23[7]	585,000	573,205
3.300%, due 08/23/29	240,000	221,742
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[10]	195,000	187,688
Visa, Inc.
3.150%, due 12/14/25	320,000	311,745
Wells Fargo & Co.
2.100%, due 07/26/21	80,000	76,854
3.000%, due 04/22/26	210,000	193,746
3.000%, due 10/23/26	51,000	46,880
3.069%, due 01/24/23	360,000	350,304
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	160,000	157,852
Wells Fargo & Co. MTN
2.625%, due 07/22/22[7]	650,000	624,353
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[7]	105,000	100,030

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Wells Fargo Bank NA
2.600%, due 01/15/21	2,020,000	1,990,325
		23,045,762
Beverages—0.53%
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	500,000	494,175
4.700%, due 02/01/36	360,000	369,949
4.900%, due 02/01/46	100,000	102,949
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 04/15/58	110,000	109,669
Molson Coors Brewing Co.
1.900%, due 03/15/19	170,000	168,739
2.250%, due 03/15/20[7]	100,000	98,258
PepsiCo, Inc.
3.000%, due 10/15/27	240,000	226,843
3.450%, due 10/06/46[7]	80,000	70,964
The Coca-Cola Co.
1.875%, due 10/27/20	350,000	342,076
		1,983,622
Biotechnology—0.43%
Amgen, Inc.
2.200%, due 05/11/20[7]	100,000	98,377
3.125%, due 05/01/25	40,000	38,206
4.400%, due 05/01/45	120,000	116,393
4.563%, due 06/15/48	26,000	25,662
4.663%, due 06/15/51	73,000	72,733
Baxalta, Inc.
2.875%, due 06/23/20	440,000	435,433
Celgene Corp.
3.875%, due 08/15/25	101,000	98,918
3.900%, due 02/20/28	45,000	43,409
Gilead Sciences, Inc.
2.500%, due 09/01/23	30,000	28,671
2.550%, due 09/01/20	190,000	188,550
3.250%, due 09/01/22	80,000	79,827
3.700%, due 04/01/24[7]	185,000	186,437

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Biotechnology—(concluded)
4.150%, due 03/01/47	200,000	190,780
		1,603,396
Building products—0.15%
Holcim US Finance Sarl & Cie SCS
6.000%, due 12/30/19[2]	415,000	432,217
Johnson Controls International PLC
3.625%, due 07/02/24[8]	90,000	89,015
Owens Corning
4.400%, due 01/30/48	40,000	35,583
		556,815
Cable—0.22%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000%, due 03/01/23[2]	505,000	487,325
5.000%, due 02/01/28[2,7]	260,000	240,079
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	94,193
		821,597
Chemicals—0.34%
E.I. du Pont de Nemours & Co.
2.200%, due 05/01/20[7]	75,000	73,929
Eastman Chemical Co.
3.800%, due 03/15/25	42,000	42,024
Ecolab, Inc.
2.000%, due 01/14/19	270,000	268,706
LyondellBasell Industries N.V.
5.000%, due 04/15/19	243,000	246,508
Monsanto Co.
3.950%, due 04/15/45	80,000	70,351
RPM International, Inc.
6.125%, due 10/15/19	259,000	269,782
The Dow Chemical Co.
8.550%, due 05/15/19	55,000	58,240
The Sherwin-Williams Co.
4.500%, due 06/01/47	240,000	234,397
		1,263,937
Commercial services—0.33%
Duke University
4.077%, due 10/01/48	91,000	93,261

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Equifax, Inc.
2.300%, due 06/01/21	20,000	19,299
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27[2]	260,000	246,022
5.000%, due 11/15/25[2]	270,000	282,982
Iron Mountain, Inc.
4.375%, due 06/01/21[2,7]	450,000	450,000
Republic Services, Inc.
2.900%, due 07/01/26	35,000	32,502
3.375%, due 11/15/27	100,000	94,411
		1,218,477
Communications equipment—0.42%
Apple, Inc.
3.750%, due 11/13/47	370,000	343,677
3.850%, due 08/04/46	125,000	117,479
4.500%, due 02/23/36	150,000	160,231
4.650%, due 02/23/46	230,000	246,563
QUALCOMM, Inc.
2.100%, due 05/20/20[7]	355,000	354,269
3.450%, due 05/20/25	313,000	299,526
4.300%, due 05/20/47	55,000	49,408
		1,571,153
Computers—0.15%
DXC Technology Co.
2.875%, due 03/27/20	30,000	29,799
Hewlett Packard Enterprise Co.
2.850%, due 10/05/18	250,000	250,247
International Business Machines Corp.
3.450%, due 02/19/26	212,000	209,031
Seagate HDD Cayman
4.750%, due 01/01/25[7]	65,000	63,016
		552,093
Containers & packaging—0.17%
Graphic Packaging International LLC
4.125%, due 08/15/24	330,000	323,400

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Containers & packaging—(concluded)
WestRock RKT Co.
4.900%, due 03/01/22	293,000	306,458
		629,858
Diversified financial services—0.64%
Air Lease Corp.
3.625%, due 04/01/27	30,000	27,967
Aviation Capital Group LLC
2.875%, due 09/17/18[2]	630,000	630,732
3.875%, due 05/01/23[2,6]	110,000	109,704
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	69,000	68,395
GE Capital International Funding Co.
3.373%, due 11/15/25	200,000	190,796
4.418%, due 11/15/35	753,000	719,393
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	100,000	100,138
Nomura Holdings, Inc. GMTN
2.750%, due 03/19/19	80,000	79,964
ORIX Corp.
2.900%, due 07/18/22	470,000	454,821
		2,381,910
Electric utilities—0.93%
AEP Texas, Inc.
2.400%, due 10/01/22	90,000	86,000
Alabama Power Co.
3.850%, due 12/01/42	60,000	58,116
5.200%, due 06/01/41	35,000	39,010
Baltimore Gas & Electric Co.
3.750%, due 08/15/47	250,000	236,065
Berkshire Hathaway Energy Co.
3.250%, due 04/15/28[2]	275,000	261,676
Black Hills Corp.
3.150%, due 01/15/27	30,000	27,792
Dominion Energy, Inc.
2.579%, due 07/01/20	60,000	59,071
DTE Electric Co.
3.750%, due 08/15/47	120,000	114,519
DTE Electric Co.
3.700%, due 03/15/45	100,000	94,667
DTE Energy Co.
3.300%, due 06/15/22	150,000	148,279

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
Duke Energy Carolinas LLC
2.950%, due 12/01/26	185,000	175,728
3.700%, due 12/01/47	90,000	85,093
Duke Energy Corp.
1.800%, due 09/01/21	660,000	626,846
2.650%, due 09/01/26	410,000	370,809
3.550%, due 09/15/21[7]	230,000	231,418
3.750%, due 04/15/24	110,000	109,634
3.950%, due 10/15/23	490,000	496,498
4.800%, due 12/15/45	190,000	202,441
Duke Energy Florida LLC
2.100%, due 12/15/19	39,375	39,154
		3,462,816
Electric-generation—0.01%
Emera US Finance LP
2.150%, due 06/15/19	50,000	49,463

Electric-integrated—1.40%
CenterPoint Energy Houston Electric LLC
3.950%, due 03/01/48	40,000	39,513
CMS Energy Corp.
3.000%, due 05/15/26	30,000	28,162
Dominion Energy, Inc.
1.500%, due 09/30/18[2]	355,000	353,270
Eaton Corp.
2.750%, due 11/02/22	290,000	280,847
Entergy Corp.
2.950%, due 09/01/26	45,000	41,306
4.000%, due 07/15/22	195,000	197,512
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	43,915
7.125%, due 02/01/19	340,000	350,973
Eversource Energy
2.900%, due 10/01/24	95,000	90,309
Exelon Corp.
2.450%, due 04/15/21	5,000	4,850
2.850%, due 06/15/20	70,000	69,299
3.400%, due 04/15/26	270,000	257,990
4.450%, due 04/15/46[7]	120,000	119,667
Florida Power & Light Co.
3.125%, due 12/01/25	85,000	82,893
3.700%, due 12/01/47	70,000	66,437

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(continued)
3.800%, due 12/15/42	30,000	29,238
4.050%, due 06/01/42	91,000	92,186
5.690%, due 03/01/40[7]	20,000	24,903
Georgia Power Co.
3.250%, due 03/30/27	30,000	28,522
IPALCO Enterprises, Inc.
3.700%, due 09/01/24	90,000	87,095
Israel Electric Corp. Ltd.
7.250%, due 01/15/19[2]	200,000	205,250
ITC Holdings Corp.
2.700%, due 11/15/22[2]	80,000	76,623
Majapahit Holding BV
7.750%, due 01/20/20[2]	210,000	224,448
Northern States Power Co.
3.400%, due 08/15/42	260,000	236,165
3.600%, due 09/15/47	20,000	18,603
NSTAR Electric Co.
3.200%, due 05/15/27[7]	120,000	115,327
Ohio Power Co.
4.150%, due 04/01/48	40,000	40,280
Oncor Electric Delivery Co. LLC
3.800%, due 09/30/47[2]	45,000	43,300
Pacificorp
5.500%, due 01/15/19	486,000	494,865
5.750%, due 04/01/37	35,000	42,527
Southern Power Co.
2.375%, due 06/01/20	190,000	186,757
Tyco Electronics Group SA
3.450%, due 08/01/24	30,000	29,514
Virginia Electric & Power Co.
3.100%, due 05/15/25	185,000	177,402
3.150%, due 01/15/26	30,000	28,708
3.500%, due 03/15/27	460,000	448,871
3.800%, due 09/15/47	320,000	298,639
4.000%, due 01/15/43	20,000	19,527
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	167,584

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Wisconsin Power & Light Co.
3.050%, due 10/15/27	85,000	80,166
		5,223,443
Electric/gas—0.13%
MPLX LP
4.125%, due 03/01/27	80,000	77,976
4.500%, due 07/15/23	260,000	266,402
5.200%, due 03/01/47	20,000	20,394
Transcontinental Gas Pipe Line Co. LLC
4.600%, due 03/15/48[2]	135,000	128,892
		493,664
Electronic equipment & instruments—0.13%
Avnet, Inc.
4.625%, due 04/15/26	30,000	29,584
Corning, Inc.
4.375%, due 11/15/57	245,000	217,304
Honeywell International, Inc.
2.500%, due 11/01/26	10,000	9,147
Thermo Fisher Scientific, Inc.
2.950%, due 09/19/26	25,000	23,115
3.000%, due 04/15/23	30,000	29,056
3.200%, due 08/15/27[7]	45,000	42,135
3.600%, due 08/15/21	150,000	151,012
		501,353
Finance-captive automotive—2.51%
Ally Financial, Inc.
5.125%, due 09/30/24	310,000	317,750
American Honda Finance Corp.
1.700%, due 09/09/21	120,000	114,396
American International Group, Inc.
(fixed, converts to FRN on 04/01/28),
5.750%, due 04/01/48	130,000	130,650
Ares Capital Corp.
4.250%, due 03/01/25	330,000	316,888
CDP Financial, Inc.
4.400%, due 11/25/19[2]	860,000	879,749
Daimler Finance North America LLC
3.000%, due 02/22/21[2]	270,000	267,510
Ford Motor Co.
4.346%, due 12/08/26[7]	55,000	53,917

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
5.291%, due 12/08/46[7]	140,000	134,069
Ford Motor Credit Co. LLC
3.096%, due 05/04/23[7]	400,000	381,242
3.336%, due 03/18/21[7]	200,000	198,533
3.815%, due 11/02/27[7]	200,000	185,983
5.000%, due 05/15/18	730,000	730,707
General Motors Co.
5.400%, due 04/01/48[7]	370,000	360,133
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	104,726
3.200%, due 07/13/20	569,000	567,284
3.450%, due 01/14/22	180,000	178,005
3.550%, due 04/09/21	65,000	64,901
3.950%, due 04/13/24	407,000	399,313
4.350%, due 04/09/25	280,000	277,426
4.375%, due 09/25/21	145,000	148,295
Hyundai Capital America
2.400%, due 10/30/18[2]	105,000	104,602
2.500%, due 03/18/19[2]	30,000	29,829
2.550%, due 02/06/19[2]	550,000	547,367
3.000%, due 10/30/20[2]	285,000	281,130
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]	200,000	192,106
3.750%, due 03/05/23[2,7]	350,000	343,608
Nissan Motor Acceptance Corp.
1.900%, due 09/14/21[2]	290,000	276,114
3.150%, due 03/15/21[2,7]	195,000	193,967
Synchrony Financial
2.600%, due 01/15/19	120,000	119,790
2.700%, due 02/03/20	405,000	399,957
3.000%, due 08/15/19	275,000	274,370
The Charles Schwab Corp.
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[10]	295,000	295,295
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[2]	270,000	265,534
Volkswagen International Finance N.V.
4.000%, due 08/12/20[2]	235,000	238,758
		9,373,904
Financial services—3.01%
Banque Federative du Credit Mutuel SA
2.750%, due 10/15/20[2]	215,000	212,312

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(continued)
Barclays Bank PLC
5.140%, due 10/14/20	240,000	247,336
Barclays PLC
2.750%, due 11/08/19	200,000	198,623
3.250%, due 01/12/21	405,000	401,340
4.375%, due 01/12/26	205,000	202,414
5.200%, due 05/12/26	1,025,000	1,024,424
Citigroup, Inc.
2.400%, due 02/18/20[7]	170,000	168,151
2.650%, due 10/26/20	210,000	207,095
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	200,000	193,401
(fixed, converts to FRN on 04/23/28),
4.075%, due 04/23/29	85,000	83,178
4.400%, due 06/10/25	290,000	289,478
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[2]	325,000	327,438
Doric Nimrod Air Alpha Ltd. 2013-1 Pass-Through Trust
5.250%, due 05/30/23[2]	248,198	254,601
Export Development Canada
0.875%, due 08/27/18[2]	275,000	273,782
JPMorgan Chase & Co.
2.200%, due 10/22/19[7]	410,000	406,298
2.250%, due 01/23/20	215,000	212,532
2.750%, due 06/23/20	720,000	715,527
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28	260,000	247,839
3 mo. USD LIBOR + 1.230%,
3.589%, due 10/24/23[3]	135,000	138,133
Morgan Stanley
2.500%, due 01/24/19	200,000	199,874
2.800%, due 06/16/20[7]	1,010,000	1,002,899
3.125%, due 01/23/23	610,000	595,955
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	340,000	322,879
3.750%, due 02/25/23	460,000	461,515
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29	450,000	432,013
3.950%, due 04/23/27	15,000	14,398
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	124,762
2.625%, due 11/17/21	190,000	184,916

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Societe Generale SA
2.500%, due 04/08/21[2,7]	330,000	321,686
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	266,182
SunTrust Banks, Inc.
4.000%, due 05/01/25	50,000	50,184
The Bank of New York Mellon Corp. MTN
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28	394,000	380,727
The Bank of Nova Scotia
3.125%, due 04/20/21[7]	385,000	383,470
The Hartford Financial Services Group, Inc.
(fixed, converts to FRN on 06/15/18),
8.125%, due 06/15/38	347,000	347,868
US Bancorp
3.150%, due 04/27/27	135,000	127,864
US Bank N.A.
2.050%, due 10/23/20	250,000	244,315
		11,265,409
Food & drug retailing—0.70%
Bed Bath & Beyond, Inc.
5.165%, due 08/01/44	235,000	169,500
CVS Health Corp.
2.250%, due 08/12/19	170,000	168,589
3.125%, due 03/09/20	955,000	955,044
3.350%, due 03/09/21	135,000	135,259
3.700%, due 03/09/23	350,000	348,655
3.875%, due 07/20/25	52,000	51,130
4.300%, due 03/25/28	580,000	571,648
5.050%, due 03/25/48[7]	215,000	219,147
		2,618,972
Food products—0.56%
Campbell Soup Co.
3.650%, due 03/15/23	415,000	412,236
3.950%, due 03/15/25[7]	560,000	552,291
Danone SA
2.077%, due 11/02/21[2]	575,000	550,436
General Mills, Inc.
3.700%, due 10/17/23	145,000	144,572
Kraft Heinz Foods Co.
4.375%, due 06/01/46	155,000	137,842

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Food products—(concluded)
Sysco Corp.
2.600%, due 10/01/20	250,000	247,152
3.550%, due 03/15/25	60,000	58,935
		2,103,464
Gaming—0.01%
Hasbro, Inc.
3.500%, due 09/15/27	40,000	36,817

Gas pipelines—0.11%
Kinder Morgan, Inc.
3.050%, due 12/01/19[7]	70,000	69,773
4.300%, due 06/01/25[7]	90,000	89,726
5.050%, due 02/15/46[7]	165,000	157,480
5.550%, due 06/01/45	80,000	81,482
		398,461
Health care equipment & supplies—0.15%
Baxter International, Inc.
1.700%, due 08/15/21	200,000	189,729
Becton Dickinson and Co.
2.675%, due 12/15/19	48,000	47,644
3.363%, due 06/06/24	280,000	269,289
3.734%, due 12/15/24	40,000	38,992
		545,654
Health care providers & services—0.24%
Aetna, Inc.
2.750%, due 11/15/22	215,000	206,985
2.800%, due 06/15/23[7]	30,000	28,601
3.500%, due 11/15/24	44,000	42,913
3.875%, due 08/15/47	30,000	26,591
Anthem, Inc.
2.500%, due 11/21/20	100,000	98,318
3.350%, due 12/01/24	70,000	67,212
Centene Corp.
4.750%, due 01/15/25[7]	200,000	194,438
Cigna Corp.
3.050%, due 10/15/27	50,000	45,324
3.250%, due 04/15/25[7]	140,000	132,135

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Humana, Inc.
3.950%, due 03/15/27	55,000	54,216
		896,733
Hotels, restaurants & leisure—0.11%
Host Hotels & Resorts LP
4.500%, due 02/01/26	70,000	69,634
McDonald’s Corp.
2.750%, due 12/09/20	25,000	24,895
McDonald’s Corp. MTN
4.875%, due 12/09/45[7]	320,000	337,793
		432,322
Household durables—0.18%
Newell Brands, Inc.
2.600%, due 03/29/19	63,000	62,744
3.850%, due 04/01/23	535,000	530,338
5.500%, due 04/01/46	80,000	82,713
		675,795
Industrial conglomerates—0.31%
Crane Co.
4.200%, due 03/15/48	75,000	72,264
General Electric Co.
4.125%, due 10/09/42	200,000	181,624
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[10]	915,000	905,850
		1,159,738
Insurance—0.86%
American International Group, Inc.
3.300%, due 03/01/21	265,000	263,936
3.750%, due 07/10/25	10,000	9,788
3.900%, due 04/01/26[7]	102,000	99,554
4.750%, due 04/01/48	140,000	139,391
Aon PLC
3.875%, due 12/15/25[7]	95,000	93,663
4.450%, due 05/24/43	64,000	60,956
4.600%, due 06/14/44	46,000	45,683
4.750%, due 05/15/45	160,000	161,754
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23[2]	405,000	403,105
Berkshire Hathaway, Inc.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
2.750%, due 03/15/23	50,000	48,750
3.125%, due 03/15/26	35,000	33,688
Lincoln National Corp.
6.250%, due 02/15/20[7]	235,000	247,097
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26[7]	405,000	400,321
4.350%, due 01/30/47[7]	90,000	89,850
Nuveen Finance LLC
2.950%, due 11/01/19[2]	550,000	548,058
Principal Financial Group, Inc.
3.125%, due 05/15/23[7]	57,000	55,647
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	120,000	116,077
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	219,163
4.625%, due 08/15/23	30,000	30,699
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	153,064
		3,220,244
Machinery—0.09%
John Deere Capital Corp. MTN
2.650%, due 01/06/22	30,000	29,420
Nvent Finance Sarl
3.950%, due 04/15/23[2]	310,000	307,004
		336,424
Media—1.66%
CBS Corp.
3.700%, due 06/01/28[2]	170,000	159,466
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	40,000	40,771
4.908%, due 07/23/25	350,000	355,969
5.375%, due 05/01/47	415,000	391,613
5.750%, due 04/01/48	175,000	173,835
6.484%, due 10/23/45	5,000	5,386
Comcast Corp.
1.625%, due 01/15/22	80,000	75,381
2.350%, due 01/15/27	65,000	57,401
3.400%, due 07/15/46	705,000	583,814
5.150%, due 03/01/20[7]	550,000	571,069
Cox Communications, Inc.
3.150%, due 08/15/24[2]	150,000	142,435

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Media—(concluded)
3.250%, due 12/15/22[2]	60,000	58,497
Discovery Communications LLC
2.200%, due 09/20/19	55,000	54,346
2.950%, due 03/20/23	120,000	115,150
3.950%, due 06/15/25[2]	335,000	327,882
3.950%, due 03/20/28[7]	290,000	275,142
4.900%, due 03/11/26[7]	90,000	92,253
NBCUniversal Enterprise, Inc.
3 mo. USD LIBOR + 0.400%,
2.708%, due 04/01/21[2,3]	340,000	341,848
5.250%, due 03/19/21[2,10]	1,140,000	1,171,350
NBCUniversal Media LLC
5.150%, due 04/30/20	25,000	26,037
RELX Capital, Inc.
3.125%, due 10/15/22	15,000	14,640
3.500%, due 03/16/23	220,000	217,816
Thomson Reuters Corp.
4.300%, due 11/23/23	60,000	60,749
Time Warner, Inc.
3.800%, due 02/15/27	790,000	763,644
3.875%, due 01/15/26	38,000	37,114
Viacom, Inc.
4.375%, due 03/15/43	115,000	101,669
		6,215,277
Medical providers—0.78%
HCA, Inc.
3.750%, due 03/15/19[7]	515,000	516,287
5.250%, due 04/15/25	310,000	313,875
6.500%, due 02/15/20	350,000	365,750
Stryker Corp.
2.625%, due 03/15/21	45,000	44,387
Tenet Healthcare Corp.
6.000%, due 10/01/20	210,000	217,491
UnitedHealth Group, Inc.
1.700%, due 02/15/19	525,000	521,377
2.700%, due 07/15/20	41,000	40,816
2.875%, due 12/15/21	134,000	132,312
2.875%, due 03/15/22	144,000	141,916
3.100%, due 03/15/26	110,000	104,957
3.750%, due 07/15/25	240,000	239,743
4.750%, due 07/15/45	80,000	85,638

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
WellCare Health Plans, Inc.
5.250%, due 04/01/25[7]	190,000	190,969
		2,915,518
Metals & mining—0.02%
Newmont Mining Corp.
4.875%, due 03/15/42	80,000	82,498

Oil & gas—2.00%
Anadarko Petroleum Corp.
3.450%, due 07/15/24	500,000	481,046
Apache Corp.
4.750%, due 04/15/43	25,000	24,270
5.100%, due 09/01/40[7]	100,000	100,827
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	430,000	415,361
Chevron Corp.
2.954%, due 05/16/26	100,000	95,529
Cimarex Energy Co.
3.900%, due 05/15/27[7]	615,000	596,726
4.375%, due 06/01/24	705,000	717,989
CNX Resources Corp.
5.875%, due 04/15/22[7]	630,000	633,150
Concho Resources, Inc.
3.750%, due 10/01/27	170,000	162,584
4.875%, due 10/01/47	180,000	182,452
Diamondback Energy, Inc.
5.375%, due 05/31/25[7]	50,000	50,625
5.375%, due 05/31/25[2]	145,000	146,994
Ecopetrol SA
4.125%, due 01/16/25	195,000	187,931
EOG Resources, Inc.
2.450%, due 04/01/20[7]	165,000	162,893
3.900%, due 04/01/35	90,000	86,886
4.150%, due 01/15/26	220,000	223,959
Harvest Operations Corp.
4.200%, due 06/01/23[2,6]	200,000	201,836
Hess Corp.
5.800%, due 04/01/47	75,000	77,479
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[2]	360,000	376,200
Patterson-UTI Energy, Inc.
3.950%, due 02/01/28[2]	385,000	364,830

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Petroleos Mexicanos
5.625%, due 01/23/46	275,000	234,300
Phillips 66
3.900%, due 03/15/28	320,000	314,282
Pioneer Natural Resources Co.
3.950%, due 07/15/22	83,000	84,188
4.450%, due 01/15/26	470,000	484,252
6.875%, due 05/01/18	650,000	650,000
Shell International Finance BV
2.125%, due 05/11/20[7]	290,000	286,262
3.250%, due 05/11/25	30,000	29,486
3.750%, due 09/12/46[7]	30,000	28,291
Suncor Energy, Inc.
4.000%, due 11/15/47	10,000	9,520
6.500%, due 06/15/38	50,000	63,596
		7,473,744
Oil services—0.06%
BP Capital Markets PLC
2.241%, due 09/26/18	150,000	149,981
3.506%, due 03/17/25[7]	60,000	59,519
		209,500
Paper & forest products—0.04%
Georgia-Pacific LLC
5.400%, due 11/01/20[2]	32,000	33,742
International Paper Co.
4.350%, due 08/15/48[7]	135,000	122,530
		156,272
Pharmaceuticals—1.08%
Abbott Laboratories
2.000%, due 09/15/18	105,000	104,739
2.350%, due 11/22/19	545,000	540,228
2.800%, due 09/15/20[7]	140,000	139,108
2.900%, due 11/30/21	310,000	305,988
3.875%, due 09/15/25	15,000	14,993
AbbVie, Inc.
2.300%, due 05/14/21	70,000	67,997
3.600%, due 05/14/25	350,000	339,565
4.450%, due 05/14/46	40,000	38,228
Allergan Funding SCS
3.000%, due 03/12/20	190,000	188,708

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
3.450%, due 03/15/22	225,000	221,181
3.850%, due 06/15/24	70,000	68,247
4.750%, due 03/15/45[7]	160,000	150,763
Allergan Sales LLC
5.000%, due 12/15/21[2]	510,000	528,665
AstraZeneca PLC
2.375%, due 06/12/22[7]	70,000	67,083
Johnson & Johnson
2.450%, due 03/01/26	25,000	23,208
2.900%, due 01/15/28	130,000	123,000
2.950%, due 03/03/27	115,000	110,043
Medtronic, Inc.
3.150%, due 03/15/22	150,000	149,601
4.625%, due 03/15/45[7]	150,000	158,309
Mylan N.V.
2.500%, due 06/07/19	220,000	218,333
Mylan, Inc.
3.125%, due 01/15/23[2]	130,000	124,256
Novartis Capital Corp.
3.100%, due 05/17/27	10,000	9,574
Pfizer, Inc.
4.125%, due 12/15/46	40,000	39,498
Teva Pharmaceutical Finance Netherlands III BV
1.700%, due 07/19/19[7]	300,000	291,457
		4,022,772
Pipelines—2.27%
Andeavor Logistics LP
(fixed, converts to FRN on 02/15/23),
6.875%, due 02/15/23[10]	430,000	435,910
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	160,000	164,400
6.250%, due 10/15/22	115,000	120,031
Buckeye Partners LP
5.600%, due 10/15/44	71,000	70,829
5.850%, due 11/15/43	204,000	209,696
(fixed, converts to FRN on 01/22/23),
6.375%, due 01/22/78[7]	780,000	758,579
Cheniere Corpus Christi Holdings LLC
5.125%, due 06/30/27	170,000	165,750
Cheniere Energy Partners LP
5.250%, due 10/01/25[2]	200,000	195,500
Enbridge, Inc.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(continued)
(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77[7]	160,000	148,800
(fixed, converts to FRN on 03/01/28),
6.250%, due 03/01/78	190,000	184,900
Energy Transfer Partners LP
4.750%, due 01/15/26	100,000	99,786
5.150%, due 03/15/45[7]	20,000	18,148
5.300%, due 04/15/47[7]	200,000	186,157
(fixed, converts to FRN on 02/15/23),
6.250%, due 02/15/23[7,10]	810,000	771,768
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[10]	540,000	510,678
EnLink Midstream Partners LP
4.850%, due 07/15/26[7]	100,000	99,878
Enterprise Products Operating LLC
4.900%, due 05/15/46	240,000	247,082
(fixed, converts to FRN on 08/16/27),
5.250%, due 08/16/77	305,000	294,017
(fixed, converts to FRN on 02/15/28),
5.375%, due 02/15/78	170,000	160,206
3 mo. USD LIBOR + 3.708%, 6.066%, due 08/01/66[3]	290,000	291,148
Magellan Midstream Partners LP
4.200%, due 10/03/47	60,000	56,060
NGPL PipeCo LLC
4.875%, due 08/15/27[2]	250,000	243,047
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[7]	100,000	104,949
5.625%, due 03/01/25	485,000	516,293
5.750%, due 05/15/24	170,000	182,440
6.250%, due 03/15/22	200,000	215,825
Spectra Energy Partners LP
3.375%, due 10/15/26	160,000	148,074
3.500%, due 03/15/25[7]	45,000	42,800
4.500%, due 03/15/45	100,000	93,951
Sunoco Logistics Partners Operations LP
5.950%, due 12/01/25	93,000	100,148
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]	45,000	42,825
3.500%, due 01/15/28[2]	70,000	65,859
4.150%, due 01/15/48[2]	570,000	515,947
The Williams Cos., Inc.
4.550%, due 06/24/24[7]	350,000	348,688

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
TransCanada PipeLines Ltd.
2.500%, due 08/01/22	80,000	76,957
Transcanada Trust
(fixed, converts to FRN on 03/15/27),
5.300%, due 03/15/77	322,000	313,660
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28[2]	300,000	290,633
		8,491,419
Real estate investment trusts—0.14%
Boston Properties LP
2.750%, due 10/01/26	10,000	8,974
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]	200,000	189,250
Realty Income Corp.
3.000%, due 01/15/27	85,000	77,503
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	243,687
		519,414
Retail—0.59%
Alibaba Group Holding Ltd.
3.400%, due 12/06/27[7]	350,000	327,956
4.400%, due 12/06/57	210,000	197,099
Amazon.com, Inc.
4.250%, due 08/22/57[2]	90,000	88,039
4.800%, due 12/05/34	125,000	137,533
Dollar Tree, Inc.
5.750%, due 03/01/23	500,000	521,600
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	54,871
Tapestry, Inc.
4.125%, due 07/15/27	50,000	48,242
Tencent Holdings Ltd.
2.985%, due 01/19/23[2,7]	200,000	193,581
3.595%, due 01/19/28[2]	390,000	370,184
The Home Depot, Inc.
3.000%, due 04/01/26	100,000	95,505
Walgreens Boots Alliance, Inc.
4.650%, due 06/01/46	110,000	104,326

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Walmart, Inc.
4.300%, due 04/22/44	53,000	55,360
		2,194,296
Semiconductor equipment & products—1.14%
Analog Devices, Inc.
2.500%, due 12/05/21	110,000	106,574
2.850%, due 03/12/20	80,000	79,709
3.500%, due 12/05/26	65,000	62,128
4.500%, due 12/05/36	58,000	57,021
5.300%, due 12/15/45	40,000	43,642
Applied Materials, Inc.
5.850%, due 06/15/41	30,000	36,730
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000%, due 01/15/22	690,000	672,499
3.125%, due 01/15/25	210,000	194,554
3.625%, due 01/15/24	180,000	174,810
3.875%, due 01/15/27	80,000	76,303
Intel Corp.
2.700%, due 12/15/22	200,000	195,914
KLA-Tencor Corp.
4.650%, due 11/01/24	4,000	4,133
Lam Research Corp.
2.750%, due 03/15/20[7]	125,000	124,610
2.800%, due 06/15/21	67,000	65,996
Micron Technology, Inc.
5.500%, due 02/01/25	420,000	436,800
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	250,000	245,000
4.125%, due 06/01/21[2,7]	1,478,000	1,481,695
Texas Instruments, Inc.
4.150%, due 05/15/48[6]	45,000	44,800
Xilinx, Inc.
2.950%, due 06/01/24	175,000	166,204
		4,269,122
Software & services—0.49%
Activision Blizzard, Inc.
3.400%, due 06/15/27	250,000	236,791
Autodesk, Inc.
3.500%, due 06/15/27	75,000	70,609
First Data Corp.
5.750%, due 01/15/24[2]	470,000	476,519

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
Microsoft Corp.
4.100%, due 02/06/37	200,000	206,828
4.250%, due 02/06/47	120,000	124,829
4.500%, due 02/06/57	250,000	266,390
Oracle Corp.
4.000%, due 07/15/46	470,000	451,542
		1,833,508
Special purpose entity—0.20%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	228,000	226,683
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[2]	220,000	218,707
3.050%, due 01/09/20[2]	315,000	314,773
		760,163
Technology, hardware & equipment—0.32%
Dell International LLC/EMC Corp.
3.480%, due 06/01/19[2]	225,000	225,500
4.420%, due 06/15/21[2,7]	125,000	127,312
6.020%, due 06/15/26[2]	145,000	153,564
8.350%, due 07/15/46[2]	40,000	49,133
Pitney Bowes, Inc.
3.625%, due 09/15/20	360,000	355,500
4.700%, due 04/01/23[7]	210,000	198,240
Xerox Corp.
3.625%, due 03/15/23	80,000	77,513
		1,186,762
Telecommunications—0.70%
Cisco Systems, Inc.
2.200%, due 09/20/23	15,000	14,202
Harris Corp.
2.700%, due 04/27/20	45,000	44,622
3.832%, due 04/27/25	30,000	29,822
Verizon Communications, Inc.
1.750%, due 08/15/21	160,000	152,486
3 mo. USD LIBOR + 0.550%,
2.454%, due 05/22/20[3]	410,000	412,337
3.000%, due 11/01/21	91,000	90,137
3.450%, due 03/15/21	64,000	64,520
4.125%, due 03/16/27[7]	325,000	324,272
4.272%, due 01/15/36	660,000	615,873

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
4.500%, due 08/10/33	380,000	372,506
4.862%, due 08/21/46[7]	106,000	103,225
5.500%, due 03/16/47	370,000	390,797
		2,614,799
Tobacco—0.54%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	146,116
BAT Capital Corp.
2.297%, due 08/14/20[2,7]	470,000	459,818
3.557%, due 08/15/27[2]	230,000	215,541
4.540%, due 08/15/47[2]	160,000	150,433
Cargill, Inc.
3.250%, due 03/01/23[2]	65,000	64,416
Philip Morris International, Inc.
3.375%, due 08/11/25	150,000	145,533
Reynolds American, Inc.
2.300%, due 06/12/18	165,000	164,966
3.250%, due 06/12/20	46,000	46,025
4.000%, due 06/12/22	90,000	90,751
4.450%, due 06/12/25	340,000	344,107
RJ Reynolds Tobacco Co.
6.875%, due 05/01/20	170,000	181,647
		2,009,353
Transportation—0.58%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	25,000	24,150
4.125%, due 06/15/47[7]	115,000	115,058
4.550%, due 09/01/44	5,000	5,218
CSX Corp.
2.600%, due 11/01/26	50,000	45,274
3.250%, due 06/01/27	165,000	155,887
3.800%, due 11/01/46	180,000	161,523
4.300%, due 03/01/48	70,000	68,297
FedEx Corp.
4.400%, due 01/15/47	140,000	135,724
4.550%, due 04/01/46	230,000	225,883
Norfolk Southern Corp.
2.900%, due 06/15/26	124,000	116,340
3.150%, due 06/01/27	80,000	75,445
Ryder System, Inc. MTN
2.250%, due 09/01/21	30,000	28,892

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Transportation—(concluded)
2.450%, due 09/03/19	180,000	178,770
2.550%, due 06/01/19	10,000	9,954
2.650%, due 03/02/20	210,000	208,130
Union Pacific Corp.
3.350%, due 08/15/46	100,000	87,244
4.100%, due 09/15/67	275,000	254,929
Union Pacific Railroad Co. 2014-1 Pass-Through Trust
3.227%, due 05/14/26	179,361	174,626
Virgin Australia 2013-1B Pass-Through Trust
6.000%, due 10/23/20[2,5]	80,845	82,058
		2,153,402
Utilities—0.26%
CenterPoint Energy Resources Corp.
4.100%, due 09/01/47	160,000	153,008
Entergy Louisiana LLC
4.000%, due 03/15/33	165,000	164,711
NiSource, Inc.
3.490%, due 05/15/27[7]	540,000	516,333
Sempra Energy
3 mo. USD LIBOR + 0.500%,
2.848%, due 01/15/21[3]	145,000	145,245
		979,297
Wireless telecommunications—2.23%
AT&T, Inc.
3.400%, due 08/14/24	80,000	80,800
3.900%, due 08/14/27	430,000	434,284
4.300%, due 02/15/30[2]	1,426,000	1,378,524
4.600%, due 02/15/21	118,000	121,609
4.900%, due 08/14/37	80,000	80,888
5.150%, due 02/14/50	1,240,000	1,252,481
5.250%, due 03/01/37	220,000	223,809
5.300%, due 08/14/58	360,000	363,527
5.450%, due 03/01/47	250,000	254,156
Crown Castle International Corp.
2.250%, due 09/01/21	50,000	47,992
3.400%, due 02/15/21	355,000	355,228
3.700%, due 06/15/26	20,000	19,001
4.750%, due 05/15/47	50,000	49,229
4.875%, due 04/15/22	275,000	285,921
5.250%, due 01/15/23	75,000	79,098

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[2,7]	330,000	315,162
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	24,870
Motorola Solutions, Inc.
3.500%, due 09/01/21	70,000	69,644
4.000%, due 09/01/24	46,000	45,269
Rogers Communications, Inc.
4.300%, due 02/15/48	65,000	62,418
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2]	1,981,875	1,974,681
4.738%, due 03/20/25[2]	495,000	499,950
Telecom Italia SpA
5.303%, due 05/30/24[2]	320,000	325,920
		8,344,461
Total corporate notes (cost—$161,501,841)		158,257,732

Non-US government obligations—1.97%
Argentine Republic Government International Bond
5.875%, due 01/11/28	1,910,000	1,749,560
Colombia Government International Bond
3.875%, due 04/25/27	770,000	743,050
Indonesia Government International Bond
4.100%, due 04/24/28	750,000	735,889
Mexico Government International Bond
3.750%, due 01/11/28	1,512,000	1,424,304
4.125%, due 01/21/26	523,000	520,908
4.150%, due 03/28/27[7]	401,000	394,784
Panama Government International Bond
3.750%, due 03/16/25[7]	250,000	248,125
Philippine Government International Bond
3.000%, due 02/01/28	600,000	560,236
Qatar Government International Bond
4.500%, due 04/23/28[2]	205,000	204,611
Saudi Government International Bond
3.625%, due 03/04/28[2]	255,000	238,535
South Africa Government International Bond
5.375%, due 07/24/44	200,000	186,000
Uruguay Government International Bond
4.375%, due 10/27/27	250,000	251,250

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Non-US government obligations—(concluded)
4.500%, due 08/14/24[7]	85,000	88,103
Total non-US government obligations (cost—$7,489,096)		7,345,355

Certificates of deposit—10.32%
Banking-non-US—7.89%
Bank of Montreal
2.100%, due 06/01/18[11]	2,600,000	2,600,000
Bank of Nova Scotia
2.151%, due 05/30/18[11]	4,000,000	3,993,201
Credit Suisse
2.130%, due 06/01/18[11]	3,180,000	3,180,000
DBS Bank Ltd.
2.140%, due 06/01/18[11]	3,060,000	3,054,467
Natixis
2.370%, due 08/10/18[11]	6,310,000	6,310,000
Oversea-Chinese Banking Corp. Ltd.
2.100%, due 06/01/18[11]	3,360,000	3,360,000
Sumitomo Mitsui Banking Corp.
2.192%, due 06/06/18[11]	4,750,000	4,739,787
Toronto Dominion Bank Ltd.
2.131%, due 06/01/18[11]	2,250,000	2,245,951
		29,483,406
Banking-US—2.43%
Barclays Bank PLC
2.430%, due 08/01/18[11]	1,490,000	1,490,000
Macquarie Bank Ltd.
2.151%, due 06/01/18[11]	4,000,000	3,992,732
QUALCOMM, Inc.
2.345%, due 07/18/18[11]	3,630,000	3,611,911
		9,094,643
Total certificates of deposit (cost—$38,578,049)		38,578,049

	Number of Contracts	Notional Amount
Foreign exchange options purchased—0.10%
Call options—0.08%
USD Call/SEK Put, Strike @ 8.40, expiring 07/23/18 (Counterparty: GS)	3,900,000	USD	3,900,000	150,708

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Foreign exchange options purchased—(concluded)
Call options—(concluded)
CAD Call/CHF Put, Strike @ 0.75, expiring 05/15/18 (Counterparty: CSI)	4,940,000	CAD	4,940,000	107,403
EUR Call/USD Put, Strike @ 1.23, expiring 06/13/18 (Counterparty: CSI)	6,175,000	EUR	6,175,000	13,310
				271,421

Put options—0.02%
GBP Put/USD Call, Strike @ 1.38, expiring 05/15/18 (Counterparty: GS)	5,460,000	GBP	5,460,000	57,075
EUR Put/JPY Call, Strike @ 129, expiring 05/15/18 (Counterparty: GS)	3,095,000	EUR	3,095,000	1,065
USD Put/SEK Call, Strike @ 7.50, expiring 07/23/18 (Counterparty: CSI)	3,900,000	USD	3,900,000	28
USD Put/NOK Call, Strike @ 7.85, expiring 06/13/18 (Counterparty: CSI)	5,602,000	USD	5,602,000	22,845
				81,013

Total foreign exchange options purchased (cost—$261,821)				352,434

Swaptions purchased—0.18%
Call swaptions—0.03%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	44,001
6 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	8,361
3 Month USD LIBOR Interest Rate Swap, strike @ 2.990% expires 04/18/19 (Counterparty: GS; pay floating rate); underlying swap terminates 04/24/24	2,610,000	USD	2,610,000	28,335
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	15,381
3 Month USD LIBOR Interest Rate Swap, strike @ 3.112% expires 04/26/23 (Counterparty: GS; pay floating rate); underlying swap terminates 04/28/53	180,000	USD	180,000	19,764
				115,842
Put swaptions—0.15%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 08/17/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/19/32	6,350,000	USD	6,350,000	312,158

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	72,149
3 Month USD LIBOR Interest Rate Swap, strike @ 3.400% expires 02/14/22 (Counterparty: GS; pay floating rate); underlying swap terminates 02/16/53	1,370,000	USD	1,370,000	93,034
6 Month USD LIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	15,495
3 Month USD LIBOR Interest Rate Swap, strike @ 2.990% expires 04/18/19 (Counterparty: GS; pay floating rate); underlying swap terminates 04/24/24	2,610,000	USD	2,610,000	30,512
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	14,223
3 Month USD LIBOR Interest Rate Swap, strike @ 3.112% expires 04/26/23 (Counterparty: GS; pay floating rate); underlying swap terminates 04/28/53	180,000	USD	180,000	16,444
				554,015

Total swaptions purchased (cost—$674,973)				669,857

	Number of Shares
Short-term investment—0.60%
Investment companies—0.60%
State Street Institutional U.S. Government Money Market Fund (cost—$2,255,599)	2,255,599	2,255,599

Investment of cash collateral from securities loaned—5.38%
Money market fund—5.38%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$20,091,928)	20,091,928	20,091,928
Total investments before investments sold short (cost—$488,031,037)[12]—128.70%		480,938,034

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Investments sold short—(18.70)%
Federal Home Loan Mortgage Corporation Certificates—(0.26)%
FHLMC TBA 5.000% (proceeds—$1,001,034)	(942,000)	(997,375)
Federal National Mortgage Association Certificates—(17.51)%
FNMA TBA
2.000%	(625,000)	(592,578)
2.500%	(2,717,000)	(2,641,858)
3.000%	(22,724,820)	(22,128,673)
3.500%	(31,430,478)	(31,229,131)
4.000%	(2,293,000)	(2,335,533)
4.500%	(4,828,000)	(5,027,884)
5.000%	(1,382,000)	(1,465,902)
Total Federal National Mortgage Association Certificates (proceeds—$65,679,384)		(65,421,559)
Government National Mortgage Association Certificates—(0.93)%
GNMA TBA
3.500%	(2,415,000)	(2,416,510)
4.000%	(1,027,500)	(1,050,458)
Total Government National Mortgage Association Certificates (proceeds—$3,482,572)		(3,466,968)
Total investments sold short (proceeds—$70,162,990)		(69,885,902)
Liabilities in excess of other assets—(10.00)%		(37,381,619)
Net assets—100.00%		$373,670,513

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	4,940	4,940,000	CAD Call/CHF Put, strike @ CHF 0.75	GS	05/15/18	94,354	(94,354)	—
EUR	9,265	9,265,000	EUR Call/USD Put, strike @ USD 1.24	CSI	06/13/18	28,870	(29,448)	(578)
USD	3,900	3,900,000	USD Call/SEK Put, strike @ SEK 8.40	CSI	07/23/18	131,504	(150,708)	(19,204)
						254,728	(274,510)	(19,782)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Foreign exchange options written—(concluded)

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	3,900	3,900,000	USD Put/SEK Call, strike @ SEK 7.50	GS	07/23/18	21,731	(27)	21,704
GBP	8,195	8,195,000	GBP Put/USD Call, strike @ USD 1.35	GS	05/15/18	103,658	(12,782)	90,876
EUR	4,640	4,640,000	EUR Put/JPY Call, strike @ JPY 126	GS	05/15/18	18,224	(34)	18,190
AUD	4,930	4,930,000	AUD Put/NZD Call, strike @ NZD 1.04	GS	05/15/18	16,363	(386)	15,977
USD	8,404	8,404,000	USD Put/NOK Call, strike @ NOK 7.75	GS	06/13/18	25,205	(25,204)	1
						185,181	(38,433)	146,748
						(439,909)	(312,943)	126,966

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	10,690	10,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/06/20	GS	Receive	06/04/18	49,475	(2)	49,473
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.20%, terminating 02/11/22	GS	Receive	02/07/20	8,653	(5,292)	3,361
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 03/31/22	BOA	Receive	03/27/20	3,863	(2,432)	1,431
USD	2,800	2,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.47%, terminating 12/11/28	BOA	Receive	07/12/18	12,641	(7,958)	4,683
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.87%, terminating 04/16/22	GS	Receive	04/14/20	42,194	(31,360)	10,834
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	CSI	Receive	04/14/20	41,688	(31,810)	9,878
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Receive	04/17/20	39,545	(33,931)	5,614
							198,059	(112,785)	85,274

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	10,690	10,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 06/06/20	GS	Pay	06/04/18	50,769	(160,679)	(109,910)
USD	2,800	2,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.47%, terminating 12/11/28	BOA	Pay	07/12/18	152,156	(143,022)	9,134
USD	4,430	4,430,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.65%, terminating 08/21/28	BOA	Pay	08/17/18	53,529	(147,670)	(94,141)
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.87%, terminating 04/16/22	GS	Pay	04/14/20	42,194	(47,734)	(5,540)
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	CSI	Pay	04/14/20	41,689	(47,112)	(5,423)
USD	1,950	1,950,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 04/18/29	BOA	Pay	04/16/19	50,919	(55,472)	(4,553)
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Pay	04/17/20	39,545	(43,005)	(3,460)
USD	5,670	5,670,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 03/25/21	GS	Pay	03/21/19	12,896	(13,330)	(434)
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.20%, terminating 02/11/22	GS	Pay	02/07/20	13,110	(15,855)	(2,745)
USD	2,150	2,150,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 03/13/21	BOA	Pay	03/11/19	4,545	(3,529)	1,016
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 03/31/22	BOA	Pay	03/27/20	3,862	(4,185)	(323)
EUR	2,645	2,645,000	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	10,241	(5,243)	4,998
EUR	3,520	3,520,000	6 Month EURIBOR Interest Rate Swap strike @ 1.65%, terminating 02/20/29	JPMCB	Pay	02/18/19	43,671	(12,252)	31,419
							519,126	(699,088)	(179,962)
							717,185	(811,873)	(94,688)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures buy contracts:
40	USD	90-Day Eurodollar Futures	March 2019	9,769,377	9,724,500	(44,877)
23	USD	US Long Bond Futures	June 2018	3,269,212	3,308,406	39,194
8	USD	US Treasury Note 2 Year Futures	June 2018	1,697,009	1,696,375	(634)
200	USD	US Treasury Note 5 Year Futures	June 2018	22,823,630	22,701,563	(122,067)
359	USD	US Treasury Note 10 Year Futures	June 2018	43,182,057	42,945,375	(236,682)
1	USD	US Ultra Treasury Note 10 Year Futures	June 2018	155,720	157,125	1,405
				80,897,005	80,533,344	(363,661)
US Treasury futures sell contracts:
6	USD	90-Day Eurodollar Futures	May 2018	(1,464,780)	(1,464,750)	30
40	USD	90-Day Eurodollar Futures	March 2020	(9,753,116)	(9,701,000)	52,116
37	USD	US Ultra Treasury Note 10 Year Futures	June 2018	(4,752,710)	(4,731,953)	20,757
Interest rate futures sell contracts:
37	EUR	German Euro BOBL Futures	June 2018	(5,819,692)	(5,853,236)	(33,544)
5	EUR	German Euro Bund Futures	June 2018	(947,599)	(958,472)	(10,873)
7	EUR	Mid-Term Euro-OAT Futures	June 2018	(1,284,457)	(1,300,186)	(15,729)
				(24,022,354)	(24,009,597)	12,757
						(350,904)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
ANZ	JPY	52,499,271	NZD	690,000	06/20/18	3,596
ANZ	EUR	390,000	CAD	629,126	06/20/18	17,871
BB	USD	760,000	SEK	6,152,329	07/25/18	(52,810)
BB	SEK	4,000,000	JPY	51,795,440	06/20/18	16,884
BB	GBP	341,348	EUR	390,000	06/20/18	1,644
BB	CHF	2,393,766	CAD	3,140,000	05/17/18	28,095
BB	CHF	920,000	JPY	102,311,176	06/20/18	6,763
BNP	EUR	390,000	NZD	668,545	06/20/18	(2,349)
BNP	GBP	340,000	NOK	3,654,984	06/20/18	(12,794)
BNP	EUR	780,000	SEK	7,847,679	06/20/18	(45,848)
BNP	CHF	360,000	NOK	2,929,154	06/20/18	965
BNP	CAD	1,930,000	CHF	1,465,688	05/17/18	(22,966)
BOA	CHF	924,042	EUR	790,000	06/20/18	21,153
BOA	EUR	380,000	NOK	3,689,244	06/20/18	100
BOA	EUR	1,645,000	USD	2,029,631	05/15/18	41,446
CITI	EUR	390,000	NOK	3,760,546	06/20/18	(3,116)
CITI	EUR	370,000	NZD	636,641	06/20/18	(554)
CITI	CHF	460,532	CAD	600,000	06/20/18	1,187
CSI	CAD	1,220,000	CHF	917,907	05/17/18	(23,195)
CSI	USD	940,000	SEK	7,985,472	07/25/18	(22,096)
CSI	SEK	19,349,299	USD	2,240,000	07/25/18	15,862
GSI	USD	585,000	SEK	4,639,577	07/25/18	(51,696)
HSBC	AUD	1,200,000	CAD	1,212,612	06/20/18	41,974
JPMCB	NOK	2,928,539	CHF	360,000	06/20/18	(888)
JPMCB	JPY	50,297,900	SEK	4,000,000	06/20/18	(3,140)
JPMCB	JPY	50,851,804	CHF	460,000	06/20/18	(594)
NAB	CAD	630,392	EUR	390,000	06/20/18	(18,859)
RBS	NZD	1,370,000	CAD	1,291,640	06/20/18	43,322
WBC	EUR	400,000	CHF	478,038	06/20/18	(407)
						(20,450)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13] (%)	Payments received by the Portfolio[13] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	600	11/30/27	Quarterly	2.344	3 Month USD LIBOR	29,222	29,210
USD	550	12/06/27	Quarterly	2.420	3 Month USD LIBOR	23,169	23,158
USD	500	12/12/27	Quarterly	2.421	3 Month USD LIBOR	21,141	21,131
USD	300	12/29/27	Quarterly	2.453	3 Month USD LIBOR	12,038	12,032
USD	900	01/12/28	Quarterly	2.601	3 Month USD LIBOR	24,641	24,623
USD	300	01/19/28	Quarterly	2.593	3 Month USD LIBOR	8,465	8,459
USD	450	01/22/28	Quarterly	2.650	3 Month USD LIBOR	10,374	10,365
USD	21,150	01/26/22	Quarterly	2.716	3 Month USD LIBOR	63,284	62,974

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13] (%)	Payments received by the Portfolio[13] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	20,750	01/26/21	Semi-Annual	3 Month USD LIBOR	2.660	(77,412)	(77,710)
USD	400	01/31/28	Quarterly	2.778	3 Month USD LIBOR	6,596	6,588
USD	2,250	02/05/28	Quarterly	2.798	3 Month USD LIBOR	33,707	33,662
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	3,385	3,373
USD	1,660	02/18/22	Quarterly	2.964	3 Month USD LIBOR	2,649	2,622
USD	2,280	11/15/27	Quarterly	2.960	3 Month USD LIBOR	8,603	8,557
USD	1,590	02/24/22	Quarterly	2.962	3 Month USD LIBOR	2,596	2,571
USD	1,470	11/15/27	Quarterly	2.959	3 Month USD LIBOR	5,617	5,587
USD	220	03/06/28	Quarterly	2.904	3 Month USD LIBOR	1,529	1,525
USD	70	03/13/28	Quarterly	2.955	3 Month USD LIBOR	192	191
USD	700	03/14/28	Quarterly	2.947	3 Month USD LIBOR	2,458	2,444
USD	700	03/15/28	Quarterly	2.929	3 Month USD LIBOR	3,613	3,598
USD	6,260	09/16/20	Quarterly	2.870	3 Month USD LIBOR	9,475	9,376
USD	1,250	03/22/21	Quarterly	2.915	3 Month USD LIBOR	1,724	1,703
USD	3,220	03/24/22	Quarterly	2.981	3 Month USD LIBOR	3,867	3,813
USD	1,030	03/24/22	Quarterly	3.024	3 Month USD LIBOR	427	410
USD	145	03/23/28	Quarterly	2.968	3 Month USD LIBOR	326	323
USD	470	03/27/28	Quarterly	2.923	3 Month USD LIBOR	2,978	2,968
USD	1,720	03/27/21	Quarterly	2.851	3 Month USD LIBOR	4,545	4,516
USD	1,165	04/03/28	Quarterly	2.805	3 Month USD LIBOR	19,548	19,524
USD	1,290	04/07/22	Quarterly	2.851	3 Month USD LIBOR	4,640	4,619
USD	140	04/06/28	Quarterly	2.864	3 Month USD LIBOR	1,645	1,642
USD	1,280	04/07/22	Quarterly	2.883	3 Month USD LIBOR	3,859	3,838
USD	320	04/07/22	Quarterly	2.913	3 Month USD LIBOR	784	779
USD	210	04/09/28	Quarterly	2.894	3 Month USD LIBOR	1,926	1,922
USD	1,280	04/07/22	Quarterly	2.898	3 Month USD LIBOR	3,492	3,471
USD	140	04/09/28	Quarterly	2.882	3 Month USD LIBOR	1,432	1,429
USD	70	04/09/28	Quarterly	2.887	3 Month USD LIBOR	685	684
USD	210	04/09/28	Quarterly	2.895	3 Month USD LIBOR	1,899	1,895
USD	270	04/11/23	Quarterly	2.768	3 Month USD LIBOR	1,827	1,822
USD	645	04/14/22	Quarterly	2.874	3 Month USD LIBOR	2,043	2,033
USD	645	04/14/22	Quarterly	2.871	3 Month USD LIBOR	2,085	2,074
USD	140	04/16/28	Quarterly	2.900	3 Month USD LIBOR	1,231	1,228

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13] (%)	Payments received by the Portfolio[13] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	140	04/16/28	Quarterly	2.904	3 Month USD LIBOR	1,182	1,179
USD	1,250	04/16/21	Quarterly	2.844	3 Month USD LIBOR	3,649	3,628
USD	290	11/15/43	Quarterly	2.949	3 Month USD LIBOR	5,811	5,804
USD	625	04/17/21	Quarterly	2.900	3 Month USD LIBOR	1,162	1,152
USD	630	04/17/21	Quarterly	2.885	3 Month USD LIBOR	1,351	1,341
USD	630	04/17/21	Quarterly	2.906	3 Month USD LIBOR	1,105	1,095
USD	625	04/18/21	Quarterly	2.920	3 Month USD LIBOR	933	923
USD	625	04/18/21	Quarterly	2.930	3 Month USD LIBOR	815	804
USD	290	11/15/43	Quarterly	2.957	3 Month USD LIBOR	5,393	5,386
USD	290	11/15/43	Quarterly	2.963	3 Month USD LIBOR	5,065	5,058
USD	280	04/23/28	Quarterly	2.986	3 Month USD LIBOR	226	220
USD	280	04/24/28	Quarterly	2.998	3 Month USD LIBOR	(36)	(42)
USD	615	04/30/21	Semi-Annual	3 Month USD LIBOR	3.008	61	51
EUR	1,110	02/20/29	Semi-Annual	1.370	6 Month EURIBOR	(25,339)	(25,371)
USD	3,585	03/31/20	Semi-Annual	3 Month USD LIBOR	2.562	(12,550)	(12,605)
USD	3,585	03/31/20	Semi-Annual	3 Month USD LIBOR	2.605	(9,981)	(10,036)
USD	6,430	03/31/20	Semi-Annual	3 Month USD LIBOR	2.620	(16,255)	(16,355)
USD	2,280	03/31/20	Semi-Annual	3 Month USD LIBOR	2.662	(4,137)	(4,173)
USD	715	03/15/23	Semi-Annual	3 Month USD LIBOR	2.796	(3,281)	(3,294)
USD	2,270	03/31/20	Semi-Annual	3 Month USD LIBOR	2.651	(4,537)	(4,573)
USD	6,110	09/17/19	Semi-Annual	3 Month USD LIBOR	2.593	(7,803)	(7,891)
USD	1,370	03/24/22	Semi-Annual	3 Month USD LIBOR	3.010	(910)	(933)
USD	150	03/23/28	Semi-Annual	3 Month USD LIBOR	2.975	(239)	(242)
USD	560	03/26/28	Semi-Annual	3 Month USD LIBOR	2.882	(5,560)	(5,571)
USD	420	03/26/28	Semi-Annual	3 Month USD LIBOR	2.938	(2,100)	(2,109)
USD	2,250	04/03/23	Semi-Annual	3 Month USD LIBOR	2.706	(21,390)	(21,430)
USD	1,560	04/01/21	Semi-Annual	3 Month USD LIBOR	2.763	(6,774)	(6,800)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13] (%)	Payments received by the Portfolio[13] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	1,560	04/01/21	Semi-Annual	3 Month USD LIBOR	2.763	(6,789)	(6,814)
USD	420	04/04/28	Semi-Annual	3 Month USD LIBOR	2.795	(7,435)	(7,443)
USD	735	11/15/27	Semi-Annual	3 Month USD LIBOR	2.830	(10,639)	(10,653)
USD	735	11/15/27	Semi-Annual	3 Month USD LIBOR	2.882	(7,520)	(7,534)
USD	1,290	04/08/22	Semi-Annual	3 Month USD LIBOR	2.847	(4,736)	(4,757)
USD	140	04/10/28	Semi-Annual	3 Month USD LIBOR	2.876	(1,509)	(1,512)
USD	140	04/10/28	Semi-Annual	3 Month USD LIBOR	2.866	(1,632)	(1,635)
USD	1,290	04/08/22	Semi-Annual	3 Month USD LIBOR	2.855	(4,557)	(4,578)
USD	1,280	04/15/22	Semi-Annual	3 Month USD LIBOR	2.843	(4,822)	(4,843)
USD	2,400	04/18/28	Semi-Annual	3 Month USD LIBOR	2.913	(18,343)	(18,389)
USD	410	04/19/28	Semi-Annual	3 Month USD LIBOR	2.903	(3,502)	(3,510)
USD	280	04/24/28	Quarterly	3.017	3 Month USD LIBOR	(515)	(521)
USD	290	11/15/43	Quarterly	3.095	3 Month USD LIBOR	(1,986)	(1,993)
USD	1,240	04/25/21	Quarterly	3.019	3 Month USD LIBOR	(421)	(442)
USD	1,240	04/26/21	Quarterly	3.023	3 Month USD LIBOR	(506)	(526)
USD	1,240	04/29/21	Quarterly	3.036	3 Month USD LIBOR	(800)	(820)
USD	1,240	04/29/21	Quarterly	3.041	3 Month USD LIBOR	(906)	(926)
USD	620	04/30/21	Semi-Annual	3 Month USD LIBOR	2.994	(96)	(107)
USD	615	04/30/21	Semi-Annual	3 Month USD LIBOR	2.992	(120)	(130)
						85,332	83,112

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Credit default swap agreements on corporate issues—sell protection14

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/22	Quarterly	1.000	(2,791)	2,610	(181)
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/22	Quarterly	1.000	(876)	765	(111)
BOA	General Electric Co., bond, 2.70%, due 10/09/22	USD	50,000	12/20/22	Quarterly	1.000	(1,252)	587	(665)
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/22	Quarterly	1.000	(1,273)	1,327	54
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/22	Quarterly	1.000	(2,456)	2,486	30
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/22	Quarterly	1.000	(3,194)	2,859	(335)
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/22	Quarterly	1.000	(3,194)	3,108	(86)
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/22	Quarterly	1.000	(733)	528	(205)
							(15,769)	14,270	(1,499)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	35,847,207	—	35,847,207
Federal home loan bank certificate	—	722,048	—	722,048
Federal home loan mortgage corporation certificates	—	22,984,162	—	22,984,162
Federal national mortgage association certificates	—	110,504,481	—	110,504,481
Government national mortgage asso ciation certificates	—	33,330,204	—	33,330,204
Collateralized mortgage obligations	—	27,385,066	—	27,385,066
Asset-backed securities	—	22,613,912	—	22,613,912
Corporate notes	—	158,257,732	—	158,257,732
Non-US government obligations	—	7,345,355	—	7,345,355
Certificates of deposit	—	38,578,049	—	38,578,049
Foreign exchange options purchased	—	352,434	—	352,434
Swaptions purchased	—	669,857	—	669,857
Short-term investment	—	2,255,599	—	2,255,599
Investment of cash collateral from securities loaned	—	20,091,928	—	20,091,928
Futures contracts	113,502	—	—	113,502
Forward foreign currency contracts	—	240,862	—	240,862
Swap agreements	—	374,740	—	374,740
Total	113,502	481,553,636	—	481,667,138

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Liabilities

Investments sold short	—	(69,885,902)	—	(69,885,902)
Foreign exchange options written	—	(312,943)	—	(312,943)
Swaptions written	—	(811,873)	—	(811,873)
Futures contracts	(464,406)	—	—	(464,406)
Forward foreign currency contracts	—	(261,312)	—	(261,312)
Swap agreements	—	(275,138)	—	(275,138)
Total	(464,406)	(71,547,168)	—	(72,011,574)

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2018:

	Collateralized mortgage obligations	Total
Beginning balance	$355,249	$355,249
Purchases	—	—
Sales	—	—
Accrued discounts/(premiums)	(179)	(179)
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	(12,194)	(12,194)
Transfers into Level 3	—	—
Transfers out of Level 3	(342,876)	(342,876)
Ending balance	$—	$—

Transfers out of Level 3 represent the value at the end of the period. At April 30, 2018, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5	Illiquid investment at the period end.

6	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

7	Security, or portion thereof, was on loan at the period end.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

10	Perpetual investment. Date shown reflects the next call date.

11	Rate shown is the discount rate at the date of purchase unless otherwise noted.

12	Includes $19,672,951 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $20,091,928.

13	Payments made or received are based on the notional amount.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
US government obligations—24.73%
US Treasury Bonds
2.500%, due 02/15/45	53,400,000	47,459,250
2.750%, due 11/15/42	3,200,000	3,010,875
2.875%, due 05/15/43	3,500,000	3,363,418
2.875%, due 08/15/45	8,500,000	8,127,461
3.000%, due 11/15/44	7,200,000	7,059,656
3.000%, due 05/15/45	200,000	195,977
3.000%, due 02/15/48	3,000,000	2,932,969
3.125%, due 08/15/44	2,100,000	2,106,891
3.625%, due 02/15/44	1,400,000	1,528,734
3.875%, due 08/15/40	390,000	440,944
US Treasury Inflation Index Bonds (TIPS)
0.875%, due 02/15/47	928,188	915,637
1.000%, due 02/15/46	1,344,870	1,368,362
2.500%, due 01/15/29	7,670,357	9,003,202
3.625%, due 04/15/28	2,016,378	2,561,253
3.875%, due 04/15/29	3,732,947	4,921,279
US Treasury Notes
0.875%, due 04/15/19	2,815,000	2,778,163
1.875%, due 08/31/22	9,600,000	9,255,375
2.000%, due 02/28/21	16,900,000	16,612,172
2.000%, due 10/31/22[2]	1,000,000	967,422
2.125%, due 09/30/21	27,500,000	26,984,375
2.125%, due 09/30/24	15,700,000	14,996,566
2.250%, due 04/30/21[2]	11,200,000	11,071,812
2.250%, due 10/31/24	1,485,000	1,428,442
2.250%, due 02/15/27	1,315,000	1,244,165
2.250%, due 08/15/27	5,000,000	4,716,797
2.250%, due 11/15/27	3,945,000	3,715,851
2.375%, due 05/15/27	8,000,000	7,638,750
Total US government obligations (cost—$206,760,541)		196,405,798

Government national mortgage association certificates—0.00%†
GNMA II ARM
1 year CMT + 1.500%,
2.375%, due 01/20/26[3]	5,076	5,166
1 year CMT + 1.500%,
2.625%, due 05/20/26[3]	9,246	9,513
1 year CMT + 1.500%,
2.750%, due 07/20/25[3]	2,715	2,785

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.125%, due 11/20/23[3]	2,047	2,089
Total government national mortgage association certificates (cost—$19,275)		19,553

Federal home loan mortgage corporation certificates—0.55%
FHLMC
7.645%, due 05/01/25	852,238	951,307
FHLMC ARM
12 mo. LIBOR US + 1.815%,
3.957%, due 03/01/36[3]	15,050	15,228
FHLMC TBA
4.000%	2,370,000	2,413,327
4.500%	930,000	967,963
Total federal home loan mortgage corporation certificates (cost—$4,263,909)		4,347,825

Federal housing administration certificates—0.00%†
FHA GMAC
7.430%, due 06/01/21[4]	4,627	4,627
FHA Reilly
7.430%, due 10/01/20[4]	1,419	1,420
Total federal housing administration certificates (cost—$6,194)		6,047

Federal national mortgage association certificates—14.67%
FNMA
3.310%, due 07/01/23	599,446	601,698
3.500%, due 11/01/21	1,060,860	1,076,040
4.500%, due 04/01/29	182,420	190,482
5.407%, due 11/01/34	7,122,580	7,196,714
5.625%, due 07/15/37	180,000	236,796
FNMA ARM
12 mo. MTA + 1.400%,
2.682%, due 08/01/40[3]	40,569	40,119
6 mo. LIBOR US + 1.538%,
3.141%, due 01/01/36[3]	25,421	26,569
1 year CMT + 2.099%,
3.440%, due 05/01/30[3]	31,186	32,112
1 year CMT + 2.222%,
3.449%, due 04/01/27[3]	9,716	10,123
12 mo. LIBOR US + 1.651%,
3.499%, due 12/01/35[3]	64,965	67,894
1 year CMT + 2.268%,
3.518%, due 10/01/35[3]	4,566	4,746

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
12 mo. LIBOR US + 1.780%,
3.530%, due 11/01/35[3]	42,696		44,612
12 mo. LIBOR US + 1.942%,
3.692%, due 09/01/35[3]	28,408		29,712
12 mo. LIBOR US + 2.015%,
3.765%, due 06/01/36[3]	8,436		8,439
12 mo. LIBOR US + 1.912%,
3.787%, due 02/01/36[3]	49,468		51,832
12 mo. LIBOR US + 1.748%,
3.808%, due 03/01/36[3]	33,637		34,877
12 mo. LIBOR US + 1.902%,
3.890%, due 03/01/36[3]	52,658		54,818
12 mo. LIBOR US + 1.814%,
3.909%, due 03/01/36[3]	23,818		25,150
12 mo. LIBOR US + 1.912%,
3.912%, due 03/01/36[3]	23,821		24,844
1 year CMT + 2.553%,
3.954%, due 01/01/36[3]	31,374		33,048
1 year CMT + 2.249%,
3.995%, due 05/01/27[3]	6,305		6,400
FNMA ARM COFI
3.250%, due 11/01/26[5,6]	15,194		13,820
FNMA TBA
3.000%	19,000,000		18,289,525
3.500%	33,000,000		32,717,808
4.000%	53,750,000		54,675,706
4.500%	1,000,000		1,039,199
Total federal national mortgage association certificates (cost—$116,620,117)			116,533,083

Collateralized mortgage obligations—13.17%
Alba PLC, Series 2007-1, Class A3
3 mo. LIBOR GBP + 0.170%,
0.784%, due 03/17/39[3,7]	GBP	512,806	676,828
ARM Trust, Series 2005-5, Class 2A1
3.837%, due 09/25/35[8]	142,758		135,090
Banc of America Funding Corp., Series 2005-D, Class A1
3.721%, due 05/25/35[8]	679,808		709,916
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[9]	1,000,000		983,505
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3
4.220%, due 07/20/32[8]	634		643
Series 2004-H, Class 2A2
3.596%, due 09/25/34[8]	761,777		754,063

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[9]	3,600,000	3,558,960
BCAP LLC 2011-RR10 Trust, Class 3A5
3.804%, due 06/26/35[8,9]	343,873	338,193
BCAP LLC Trust, Series 2014-RR5, Class 1A3
1 mo. USD LIBOR + 0.225%,
2.083%, due 01/26/36[3,9]	1,196,875	1,171,745
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
3.055%, due 10/25/33[8]	8,873	9,155
Series 2004-9, Class 2A1
3.507%, due 09/25/34[8]	407,323	384,466
Series 2005-7, Class 22A1
3.609%, due 09/25/35[8]	609,430	537,953
Series 2006-1, Class 21A2
3.466%, due 02/25/36[8]	728,052	643,409
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1
3.827%, due 04/25/33[8]	26,825	27,031
Series 2003-5, Class 2A1
3.492%, due 08/25/33[8]	137,623	137,699
Series 2004-3, Class 1A2
3.754%, due 07/25/34[8]	121,313	119,907
Series 2004-6, Class 2A1
3.616%, due 09/25/34[8]	667,426	669,031
Series 2004-7, Class 1A1
3.750%, due 10/25/34[8]	197,475	189,250
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	2,097,368	1,996,143
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	778,214	599,813
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO
1.543%, due 02/10/48[8]	3,555,740	252,911
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
1 year CMT + 2.400%,
4.490%, due 05/25/35[3]	240,698	241,690
Series 2005-4, Class A
3.558%, due 08/25/35[8]	611,005	616,575
Series 2005-6, Class A2
1 year CMT + 2.150%,
4.240%, due 09/25/35[3]	47,868	48,408
Series 2005-6, Class A3
1 year CMT + 1.800%,
3.890%, due 09/25/35[3]	9,285	9,059
COMM Mortgage Trust,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2014-LC15, Class XA, IO
1.473%, due 04/10/47[8]	12,278,076	560,005
Series 2014-UBS3, Class XA, IO
1.453%, due 06/10/47[8]	3,530,380	172,012
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	39,479	40,357
Series 2005-62, Class 2A1
12 mo. MTA + 1.000%,
2.378%, due 12/25/35[3]	211,609	193,729
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	560,661	489,447
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A
5.057%, due 01/25/34[8,9]	695,411	667,791
Series 2004-12, Class 11A1
3.450%, due 08/25/34[8]	183,158	172,748
Series 2004-12, Class 11A2
3.450%, due 08/25/34[8]	117,193	113,813
Series 2004-12, Class 12A1
3.498%, due 08/25/34[8]	31,172	30,444
Series 2005-HYB9, Class 5A1
12 mo. LIBOR US + 1.750%,
3.537%, due 02/20/36[3]	189,051	172,502
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A
1 mo. USD LIBOR + 0.260%,
2.156%, due 08/19/45[3]	283,065	266,208
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	34,265	36,287
Series 1278, Class K
7.000%, due 05/15/22	8,303	8,616
Series 1367, Class KA
6.500%, due 09/15/22	347	367
Series 1502, Class PX
7.000%, due 04/15/23	116,586	123,902
Series 1503, Class PZ
7.000%, due 05/15/23	34,933	37,453
Series 1534, Class Z
5.000%, due 06/15/23	34,721	35,468
Series 1548, Class Z
7.000%, due 07/15/23	25,249	26,770
Series 1562, Class Z
7.000%, due 07/15/23	39,676	42,165
Series 1694, Class Z
6.500%, due 03/15/24	22,128	23,604

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2017-DNA2, Class M2
1 mo. USD LIBOR + 3.450%,
5.347%, due 10/25/29[3]	670,000	733,841
Series 2017-HQA2, Class M2
1 mo. USD LIBOR + 2.650%,
4.547%, due 12/25/29[3]	530,000	549,742
Series 2018-HQA1, Class M2
1 mo. USD LIBOR + 2.300%,
4.197%, due 09/25/30[3]	870,000	882,821
Series 2061, Class Z
6.500%, due 06/15/28	74,968	81,386
Series 2400, Class FQ
1 mo. LIBOR + 0.500%,
2.397%, due 01/15/32[3]	51,369	51,566
Series 2764, Class LZ
4.500%, due 03/15/34	671,926	699,403
Series 2764, Class ZG
5.500%, due 03/15/34	1,705,578	1,868,982
Series 2835, Class JZ
5.000%, due 08/15/34	401,426	428,221
Series 2921, Class PG
5.000%, due 01/15/35	2,601,805	2,744,348
Series 2983, Class TZ
6.000%, due 05/15/35	1,411,264	1,581,926
Series 3149, Class CZ
6.000%, due 05/15/36	1,831,851	2,042,393
Series T-054, Class 2A
6.500%, due 02/25/43	499,118	562,639
Series T-058, Class 2A
6.500%, due 09/25/43	1,764,506	1,961,984
Series T-075, Class A1
1 mo. LIBOR + 0.040%,
1.912%, due 12/25/36[3]	279,616	278,763
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
3.260%, due 08/25/35[8]	25,368	21,325
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1M2
1 mo. USD LIBOR + 3.000%,
4.897%, due 10/25/29[3]	680,000	723,408
Series 2017-C03, Class 2M2
1 mo. USD LIBOR + 2.800%,
4.697%, due 02/25/30[3]	410,000	426,304
Series 2017-C04, Class 2M2
1 mo. USD LIBOR + 2.850%,
4.747%, due 11/25/29[3]	1,300,000	1,362,020
Series 2017-C05, Class 1M2
1 mo. USD LIBOR + 2.200%,
4.097%, due 01/25/30[3]	515,000	523,725

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2017-C06, Class 1M2
1 mo. USD LIBOR + 2.650%,
4.547%, due 02/25/30[3]	320,000	331,867
Series 2017-C07, Class 2M2
1 mo. USD LIBOR + 2.500%,
4.397%, due 05/25/30[3]	1,040,000	1,068,023
Series 2018-C01, Class 1M2
1 mo. USD LIBOR + 2.250%,
4.147%, due 07/25/30[3]	725,000	741,994
Series 2018-C02, Class 2M2
1 mo. USD LIBOR + 2.200%,
4.097%, due 08/25/30[3]	580,000	586,172
FNMA REMIC,
Series 1991-065, Class Z
6.500%, due 06/25/21	637	659
Series 1992-129, Class L
6.000%, due 07/25/22	1,600	1,657
Series 1993-060, Class Z
7.000%, due 05/25/23	31,563	33,609
Series 1993-070, Class Z
6.900%, due 05/25/23	4,840	5,144
Series 1993-096, Class PZ
7.000%, due 06/25/23	24,201	25,688
Series 1993-160, Class ZB
6.500%, due 09/25/23	10,849	11,279
Series 1993-163, Class ZB
7.000%, due 09/25/23	2,495	2,648
Series 1998-066, Class FG
1 mo. LIBOR + 0.300%,
2.197%, due 12/25/28[3]	15,618	15,696
Series 1999-W4, Class A9
6.250%, due 02/25/29	206,530	217,032
Series 2000-034, Class F
1 mo. LIBOR + 0.450%,
2.347%, due 10/25/30[3]	3,846	3,861
Series 2002-080, Class A1
6.500%, due 11/25/42	692,981	760,110
Series 2003-064, Class AH
6.000%, due 07/25/33	1,745,184	1,889,975
Series 2003-W8, Class 2A
7.000%, due 10/25/42	37,241	41,923
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	538,937	586,421
Series 2004-W8, Class 2A
6.500%, due 06/25/44	571,085	630,124
Series 2005-024, Class ZE
5.000%, due 04/25/35	803,909	862,955

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-120, Class ZU
5.500%, due 01/25/36	1,978,740	2,165,146
Series 2006-065, Class GD
6.000%, due 07/25/26	738,323	810,435
Series 2017-C02, Class 2M2
1 mo. USD LIBOR + 3.650%,
5.547%, due 09/25/29[3]	1,508,000	1,652,020
Trust 1993-037, Class PX
7.000%, due 03/25/23	5,283	5,583
Trust G92-040, Class ZC
7.000%, due 07/25/22	3,290	3,452
GNMA REMIC,
Trust Series 2000-009, Class FG
1 mo. LIBOR + 0.600%,
2.497%, due 02/16/30[3]	35,901	36,240
Trust Series 2002-031, Class FW
1 mo. LIBOR + 0.400%,
2.297%, due 06/16/31[3]	39,905	40,128
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	4,946,606	5,485,364
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	9,840,979	10,676,352
Trust Series 2015-H20, Class FB
1 mo. USD LIBOR + 0.600%,
2.291%, due 08/20/65[3]	1,462,015	1,469,717
Trust Series 2016-154, Class WF
1 mo. LIBOR + 0.400%,
2.283%, due 11/20/45[3]	962,054	959,162
Trust Series 2016-H11, Class F
1 mo. USD LIBOR + 0.800%,
2.491%, due 05/20/66[3]	1,085,508	1,101,053
Trust Series 2016-H15, Class FA
1 mo. USD LIBOR + 0.800%,
2.491%, due 07/20/66[3]	2,042,548	2,071,160
Trust Series 2016-H19, Class FE
1 mo. USD LIBOR + 0.370%,
2.061%, due 06/20/61[3]	580,986	581,292
Trust Series 2017-182, Class FW
1 mo. USD LIBOR + 0.350%,
2.233%, due 05/20/47[3]	1,435,137	1,435,275
Trust Series 2018-38, Class WF
1 mo. USD LIBOR + 0.300%,
1.883%, due 10/20/43[3]	3,405,596	3,399,419
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1
1 mo. USD LIBOR + 0.240%,
2.137%, due 08/25/45[3]	1,341,608	1,252,196
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.624%, due 09/25/35[8]	410,841	419,102

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
1 mo. USD LIBOR + 0.700%,
2.596%, due 01/19/35[3]	53,781		48,456
Series 2005-4, Class 3A1
3.667%, due 07/19/35[8]	263,270		231,506
Housing Security, Inc., Series 1992-8, Class B
1.073%, due 06/25/24[8]	2,374		2,375
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3
1 mo. USD LIBOR + 0.190%,
2.087%, due 06/25/37[3]	176,701		177,038
JPMorgan Mortgage Trust, 2005-A8, Series Class 1A1
3.534%, due 11/25/35[8]	946,296		912,864
JPMorgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
3.547%, due 06/25/36[8]	419,325		397,068
Ludgate Funding PLC,
Series 2007-1, Class A2A
3 mo. LIBOR GBP + 0.160%,
0.883%, due 01/01/61[3,7]	GBP	1,838,524	2,419,390
Series 2008-W1X, Class A1
3 mo. LIBOR GBP + 0.600%,
1.323%, due 01/01/61[3,7]	GBP	798,156	1,079,109
Mansard Mortgages, Series 2007-1X, Class A2
3 mo. LIBOR GBP + 0.180%,
0.966%, due 04/15/47[3,7]	GBP	1,164,627	1,546,427
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.560%, due 07/13/29[8,9]	1,800,000		1,787,963
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[9]	795,722		806,112
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
1 mo. USD LIBOR + 0.200%,
2.072%, due 12/26/35[3,9]	1,983,023		1,952,726
Reperforming Loan REMIC Trust, Series 2006-R1, Class AF1
1 mo. USD LIBOR + 0.340%,
2.237%, due 01/25/36[3,9]	1,009,221		955,349
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
1 mo. USD LIBOR + 0.210%,
2.107%, due 04/25/46[3]	1,136,985		557,137
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
1 mo. USD LIBOR + 0.450%,
2.347%, due 12/25/36[3]	1,030,695		349,841
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	542,759		548,364
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
1 mo. USD LIBOR + 0.200%,
2.097%, due 07/20/36[3]	204,355		194,736

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Structured ARM Loan Trust, Series 2004-8, Class 3A
3.565%, due 07/25/34[8]	399,774		398,543
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
1 mo. USD LIBOR + 0.660%,
2.556%, due 09/19/32[3]	103,315		100,873
Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
2.107%, due 04/25/36[3]	1,850,393		1,690,664
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
3.336%, due 09/25/37[8]	1,060,255		1,057,649
United States Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	23,535		23,899
Series 2002-20K, Class 1
5.080%, due 11/01/22	238,148		244,817
Series 2005-20H, Class 1
5.110%, due 08/01/25	251,207		260,476
Series 2007-20D, Class 1
5.320%, due 04/01/27	974,595		1,012,931
Uropa Securities PLC, Series 2007-1, Class A3A
3 mo. LIBOR GBP + 0.200%,
0.964%, due 10/10/40[3,7]	GBP	3,100,000	4,051,977
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
12 mo. MTA + 1.400%,
2.778%, due 06/25/42[3]	20,204		19,299
Series 2005-AR13, Class A1A1
1 mo. USD LIBOR + 0.290%,
2.162%, due 10/25/45[3]	720,328		719,743
Series 2005-AR15, Class A1A1
1 mo. USD LIBOR + 0.260%,
2.157%, due 11/25/45[3]	93,592		92,508
Series 2006-AR2, Class 2A1
3.249%, due 03/25/36[8]	785,698		721,657
Series 2006-AR9, Class 1A
12 mo. MTA + 1.000%,
2.378%, due 08/25/46[3]	823,386		765,283
Series 2006-AR9, Class 2A
11th District Cost of Funds + 1.500%,
2.316%, due 08/25/46[3]	696,832		672,595
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
3.731%, due 12/25/33[8]	123,059		125,901
Series 2004-CC, Class A1
3.751%, due 01/25/35[8]	64,068		65,388
Series 2004-DD, Class 2A6
3.767%, due 01/25/35[8]	628,417		646,418

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2006-AR2, Class 2A1
3.765%, due 03/25/36[8]	541,579	549,036
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO
1.045%, due 09/15/57[8]	7,181,558	289,337
Series 2014-LC14, Class XA, IO
1.464%, due 03/15/47[8]	4,342,494	200,748
Total collateralized mortgage obligations (cost—$100,556,317)		104,606,064

Asset-backed securities—11.91%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1
1 mo. USD LIBOR + 0.580%,
2.477%, due 07/25/34[3]	1,254,238	1,232,367
Series 2005-3, Class M3
1 mo. USD LIBOR + 0.480%,
2.350%, due 09/25/35[3]	1,825,000	1,749,065
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
1 mo. USD LIBOR + 0.480%,
2.377%, due 08/25/35[3]	1,640,000	1,618,620
Ally Auto Receivables Trust, Series 2017-3, Class A2
1.530%, due 03/16/20	259,292	258,429
Ally Master Owner Trust, Series 2015-3, Class A
1.630%, due 05/15/20	3,200,000	3,198,668
American Express Credit Account Master Trust, Series 2017-4, Class A
1.640%, due 12/15/21	2,600,000	2,574,484
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R8, Class M1
1 mo. USD LIBOR + 0.470%,
2.367%, due 10/25/35[3]	187,007	187,072
Series 2005-R8, Class M3
1 mo. USD LIBOR + 0.510%,
2.407%, due 10/25/35[3]	1,700,000	1,667,723
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A
1 mo. USD LIBOR + 1.300%,
3.197%, due 04/15/27[3,9]	2,000,000	2,010,675
Ares XXXI CLO Ltd., Series 2014-31A, Class A1R
3 mo. USD LIBOR + 1.180%,
3.164%, due 08/28/25[3,9]	1,700,000	1,700,430
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
1 mo. USD LIBOR + 0.490%,
2.387%, due 10/25/35[3]	770,000	769,207
Atrium X, Series 10A, Class AR
3 mo. USD LIBOR + 0.950%,
3.298%, due 07/16/25[3,9]	852,007	852,107

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Asset-backed securities—(continued)
Avery Point III CLO Ltd., Series 2013-3A, Class AR
3 mo. USD LIBOR + 1.120%,
3.475%, due 01/18/25[3,9]	570,316		570,622
Avery Point IV CLO Ltd., Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.100%,
3.460%, due 04/25/26[3,9]	1,300,000		1,300,766
BMW Vehicle Lease Trust, Series 2017-1, Class A2
1.640%, due 07/22/19	1,183,564		1,180,745
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
1 mo. LIBOR + 0.450%,
2.347%, due 02/15/22[3]	1,800,000		1,805,856
CARDS II Trust, Series 2016-1A, Class A
1 mo. LIBOR + 0.700%,
2.597%, due 07/15/21[3,9]	3,200,000		3,203,802
Cent CLO 20 Ltd., Series 2013-20A, Class AR
3 mo. USD LIBOR + 1.100%,
3.460%, due 01/25/26[3,9]	1,252,577		1,253,285
Chase Issuance Trust, Series 2016-A2, Class A
1.370%, due 06/15/21	1,440,000		1,419,244
CHEC Loan Trust, Series 2004-2, Class M1
1 mo. USD LIBOR + 0.640%,
2.537%, due 06/25/34[3]	940,271		909,747
CIFC Funding Ltd.,
Series 2014-2A, Class A1LR
3 mo. USD LIBOR + 1.200%,
3.144%, due 05/24/26[3,9]	2,000,000		2,000,444
Series 2014-5A, Class A2R
3 mo. USD LIBOR + 1.400%,
3.753%, due 01/17/27[3,9]	2,100,000		2,107,650
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
3 mo. Euribor + 1.350%,
0.760%, due 11/27/28[3,9]	EUR	2,400,000	2,899,045
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[10]	379,761		178,959
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1 mo. USD LIBOR + 0.820%,
2.717%, due 09/15/29[3]	46,651		45,743
DT Auto Owner Trust, Series 2017-2, Class A
1.720%, due 05/15/20[9]	419,726		419,057
ECMC Group Student Loan Trust, Series 2018-1A, Class A
1 mo. USD LIBOR + 0.750%,
2.647%, due 02/27/68[3,9]	1,558,372		1,558,371
FBR Securitization Trust, Series 2005-2, Class M2
1 mo. USD LIBOR + 0.750%,
2.647%, due 09/25/35[3]	1,625,000		1,625,523

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Asset-backed securities—(continued)
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
1 mo. USD LIBOR + 0.795%,
2.692%, due 09/25/35[3]	759,031	760,753
Flagship VII Ltd., Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.479%, due 01/20/26[3,9]	1,285,466	1,285,714
Fremont Home Loan Trust, Series 2005-2, Class M3
1 mo. USD LIBOR + 0.750%,
2.647%, due 06/25/35[3]	620,000	621,123
GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A2
1 mo. LIBOR + 0.380%,
2.277%, due 03/15/23[3,9]	1,900,000	1,902,968
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR
3 mo. USD LIBOR + 1.370%,
3.729%, due 10/29/26[3,9]	3,000,000	3,000,081
GSAA Trust, Series 2005-10, Class M4
1 mo. USD LIBOR + 0.650%,
2.547%, due 06/25/35[3]	570,000	564,186
GSAMP Trust, Series 2006-HE4, Class A1
1 mo. USD LIBOR + 0.140%,
2.037%, due 06/25/36[3]	2,090,401	2,038,071
Home Equity Asset Trust, Series 2005-2, Class M5
1 mo. USD LIBOR + 1.095%,
2.992%, due 07/25/35[3]	1,000,000	1,009,423
Jamestown CLO V Ltd., Series 2014-5A, Class AR
3 mo. USD LIBOR + 1.220%,
3.573%, due 01/17/27[3,9]	960,938	961,631
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1
1 mo. USD LIBOR + 0.390%,
2.287%, due 05/25/35[3]	2,400,000	2,381,521
Series 2006-WMC1, Class A1
1 mo. USD LIBOR + 0.180%,
2.077%, due 03/25/36[3]	461,197	461,027
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1
1 mo. USD LIBOR + 0.170%,
2.067%, due 04/25/36[3]	804,431	801,576
Series 2007-CH1, Class MV2
1 mo. USD LIBOR + 0.280%,
2.177%, due 11/25/36[3]	1,680,000	1,664,108
Series 2007-CH2, Class AV1
1 mo. USD LIBOR + 0.160%,
2.057%, due 01/25/37[3]	470,039	469,359
KVK CLO Ltd., Series 2013-2A, Class AR
3 mo. USD LIBOR + 1.150%,
3.498%, due 01/15/26[3,9]	1,649,533	1,650,532

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Asset-backed securities—(continued)
Loomis Sayles CLO II Ltd., Series 2015-2A, Class A1R
3 mo. USD LIBOR + 0.900%,
3.253%, due 04/15/28[3,9]	1,900,000	1,899,983
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
1 mo. USD LIBOR + 0.705%,
2.602%, due 12/25/34[3]	242,678	224,671
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1
1 mo. USD LIBOR + 1.575%,
3.472%, due 11/25/32[3]	765,700	764,464
MP CLO VI Ltd., Series 2014-2A, Class AR
3 mo. USD LIBOR + 1.200%,
3.548%, due 01/15/27[3,9]	2,000,000	2,001,340
Navient Student Loan Trust, Series 2016-6A, Class A1
1 mo. USD LIBOR + 0.480%,
2.377%, due 03/25/66[3,9]	194,524	194,939
Nelder Grove CLO Ltd., Series 2014-1A, Class A1R
3 mo. USD LIBOR + 1.300%,
3.284%, due 08/28/26[3,9]	2,000,000	2,000,664
New Century Home Equity Loan Trust,
Series 2005-B, Class M1
1 mo. USD LIBOR + 0.480%,
2.377%, due 10/25/35[3]	1,900,000	1,837,030
Series 2005-D, Class A2D
1 mo. USD LIBOR + 0.330%,
2.227%, due 02/25/36[3]	1,248,465	1,248,208
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-FM1, Class 2A4
1 mo. USD LIBOR + 0.330%,
2.227%, due 11/25/35[3]	3,000,000	2,651,919
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
1 mo. USD LIBOR + 1.725%,
3.622%, due 09/25/34[3]	220,733	221,412
RASC, Series 2005-KS11 Trust, Class M2
1 mo. USD LIBOR + 0.420%,
2.317%, due 12/25/35[3]	1,100,000	1,094,510
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1 mo. USD LIBOR + 1.350%,
3.247%, due 12/25/34[3]	753,022	751,058
Saxon Asset Securities Trust,
Series 2004-1, Class M1
1 mo. USD LIBOR + 0.795%,
2.692%, due 03/25/35[3]	480,599	470,033
Series 2006-1, Class M1
1 mo. USD LIBOR + 0.465%,
2.362%, due 03/25/36[3]	2,000,000	1,774,193
SLM Student Loan Trust, Series 2008-9, Class A
3 mo. USD LIBOR + 1.500%,
3.860%, due 04/25/23[3]	1,740,699	1,775,510

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Asset-backed securities—(concluded)
SoFi Professional Loan Program, Series 2017-A, Class A2A
1.550%, due 03/26/40[9]	912,750	904,697
Soundview Home Loan Trust,
Series 2005-OPT3, Class M1
1 mo. USD LIBOR + 0.470%,
2.367%, due 11/25/35[3]	640,000	634,459
Series 2006-OPT2, Class A3
1 mo. USD LIBOR + 0.180%,
2.077%, due 05/25/36[3]	763,217	761,069
Series 2006-OPT3, Class 2A4
1 mo. USD LIBOR + 0.250%,
2.147%, due 06/25/36[3]	2,675,000	2,623,190
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2
3.375%, due 08/25/31	369,913	366,189
Series 2005-WF1, Class M1
1 mo. USD LIBOR + 0.660%,
2.557%, due 02/25/35[3]	171,474	171,342
Symphony CLO XII Ltd., Series 2013-12A, Class AR
3 mo. USD LIBOR + 1.030%,
3.378%, due 10/15/25[3,9]	1,967,732	1,968,425
Telos CLO Ltd., Series 2014-6A, Class A1R
3 mo. USD LIBOR + 1.270%,
3.623%, due 01/17/27[3,9]	2,000,000	2,001,746
TICP CLO III-2 Ltd., Series 2018-3R, Class A
3 mo. USD LIBOR + 0.840%,
3.199%, due 04/20/28[3,9]	1,300,000	1,300,000
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A
1.460%, due 01/15/20	463,563	461,772
Trillium Credit Card Trust II, Series 2018-1A, Class A
1 mo. LIBOR + 0.250%,
2.148%, due 02/27/23[3,9]	1,800,000	1,800,000
Utah State Board of Regents, Series 2017-1, Class A
1 mo. USD LIBOR + 0.750%,
2.647%, due 01/25/57[3]	933,712	935,888
VOLT LVII LLC, Series 2017-NPL4, Class A1
3.375%, due 04/25/47[9,10]	598,046	596,192
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.680%, due 12/16/19	1,267,614	1,262,514
Total asset-backed securities (cost—$90,629,039)		94,567,196

Corporate notes—41.60%
Advertising—0.01%
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, due 03/15/25	90,000	92,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Agriculture—0.50%
BAT Capital Corp.
2.764%, due 08/15/22[9]	1,300,000		1,247,668
4.540%, due 08/15/47[9]	1,030,000		968,413
Philip Morris International, Inc.
2.500%, due 11/02/22	1,800,000		1,725,102
			3,941,183
Airlines—0.78%
Air Canada 2013-1, Class B Pass-Through Trust
5.375%, due 05/15/21[9]	1,593,206		1,628,575
American Airlines 2013-2, Class A Pass-Through Trust
4.950%, due 01/15/23	1,814,506		1,872,026
Continental Airlines 2009-2, Series A Pass-Through Trust
7.250%, due 11/10/19	756,115		798,647
Continental Airlines 2012-2, Class A Pass-Through Trust
4.000%, due 10/29/24	1,236,087		1,242,651
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	598,715		616,677
			6,158,576
Auto & truck—0.70%
General Motors Co.
6.250%, due 10/02/43	500,000		528,201
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 0.540%,
2.329%, due 11/06/20[3]	1,500,000		1,498,031
3.100%, due 01/15/19	657,000		658,288
3.200%, due 07/13/20[11]	1,300,000		1,296,080
3.550%, due 04/09/21[11]	1,600,000		1,597,562
			5,578,162
Banking-non-US—8.63%
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 02/19/19),
7.000%, due 02/19/19[7,12]	EUR	1,400,000	1,757,927
Bank of Scotland PLC MTN
6.375%, due 08/16/19	GBP	1,100,000	1,605,549
Barclays Bank PLC
6.750%, due 05/22/19	1,900,000		1,973,799
Barclays PLC
3 mo. USD LIBOR + 1.625%,
3.963%, due 01/10/23[3]	2,000,000		2,061,339
4.375%, due 01/12/26	1,315,000		1,298,413

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
4.836%, due 05/09/28	785,000		761,893
(fixed, converts to FRN on 09/15/19),
7.000%, due 09/15/19[7,12]	GBP	2,000,000	2,887,627
7.625%, due 11/21/22	1,600,000		1,750,000
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[12]	1,700,000		1,747,807
Barclays PLC MTN
3.250%, due 02/12/27[7]	GBP	1,100,000	1,503,793
BNP Paribas SA
2.375%, due 05/21/20	630,000		623,189
Cooperatieve Rabobank UA
6.875%, due 03/19/20[7]	EUR	1,400,000	1,896,891
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25[11]	2,000,000		1,934,878
3.800%, due 09/15/22	1,900,000		1,899,453
3.800%, due 06/09/23	3,200,000		3,182,453
Deutsche Bank AG
2.700%, due 07/13/20[11]	700,000		686,437
3.300%, due 11/16/22	1,900,000		1,825,081
3 mo. USD LIBOR + 1.910%,
3.721%, due 05/10/19[3]	3,500,000		3,543,450
3.950%, due 02/27/23	1,300,000		1,280,571
4.250%, due 10/14/21[11]	1,100,000		1,110,183
HSBC Holdings PLC
3.400%, due 03/08/21[11]	1,700,000		1,704,264
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[12]	870,000		859,299
ICICI Bank Ltd.
4.800%, due 05/22/19[9]	1,600,000		1,620,232
ING Bank NV
2.625%, due 12/05/22[9]	3,400,000		3,306,408
Intesa Sanpaolo SpA MTN
3.875%, due 01/15/19	1,900,000		1,910,735
Lloyds Banking Group PLC
3.000%, due 01/11/22	1,300,000		1,275,089
(fixed, converts to FRN on 06/27/19),
7.000%, due 06/27/19[7,12]	GBP	900,000	1,294,835
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,275,060
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.740%,
2.757%, due 03/02/23[3]	1,600,000		1,605,377

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
2.950%, due 03/01/21	748,000		741,384
3.455%, due 03/02/23	1,900,000		1,885,339
National Australia Bank Ltd.
2.400%, due 12/07/21[9]	3,300,000		3,205,358
Royal Bank of Scotland Group PLC MTN
2.500%, due 03/22/23[7]	EUR	1,800,000	2,312,747
Santander UK Group Holdings PLC
2.875%, due 08/05/21	1,700,000		1,662,275
3.125%, due 01/08/21	1,700,000		1,685,856
Societe Generale SA MTN
(fixed, converts to FRN on 11/29/18),
8.250%, due 11/29/18[7,12]	2,000,000		2,052,500
United Overseas Bank Ltd.
3.200%, due 04/23/21[4,9]	1,600,000		1,597,383
Westpac Banking Corp.
2.100%, due 02/25/21[9]	2,500,000		2,432,015
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[12]	890,000		810,811
			68,567,700
Banking-US—3.86%
Aviation Capital Group Corp.
6.750%, due 04/06/21[9]	4,820,000		5,257,461
Banco Santander SA
3.800%, due 02/23/28	545,000		515,345
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[9]	3,131,000		3,036,553
3.950%, due 04/21/25	660,000		645,987
Bank of America Corp. MTN
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	565,000		554,218
4.000%, due 01/22/25	1,500,000		1,481,346
4.125%, due 01/22/24[11]	3,700,000		3,786,131
CIT Group, Inc.
4.125%, due 03/09/21	10,000		10,010
5.000%, due 08/15/22	500,000		511,250
5.250%, due 03/07/25	45,000		45,956
6.125%, due 03/09/28	55,000		56,856
Dexia Credit Local SA
2.375%, due 09/20/22[9]	3,000,000		2,900,233

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
JPMorgan Chase Bank NA
(fixed, converts to FRN on 04/26/20),
3.086%, due 04/26/21	3,000,000	2,997,156
Synchrony Financial
2.700%, due 02/03/20	755,000	745,598
The Toronto-Dominion Bank
2.500%, due 01/18/22[9]	2,400,000	2,340,557
Wells Fargo & Co.
2.100%, due 07/26/21	1,200,000	1,152,809
2.500%, due 03/04/21	1,200,000	1,175,348
3 mo. USD LIBOR + 1.230%,
3.589%, due 10/31/23[3]	1,400,000	1,430,149
Wells Fargo & Co. GMTN
2.600%, due 07/22/20[11]	1,800,000	1,781,113
Wells Fargo & Co. MTN
2.550%, due 12/07/20	255,000	251,248
		30,675,324
Beverages—0.35%
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	2,000,000	1,976,699
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 04/15/58	840,000	837,477
		2,814,176
Building & construction—0.21%
Lennar Corp.
4.750%, due 11/15/22[10]	145,000	145,155
5.375%, due 10/01/22[9]	125,000	129,375
5.875%, due 11/15/24[9]	100,000	103,250
Meritage Homes Corp.
6.000%, due 06/01/25	35,000	36,094
7.000%, due 04/01/22	50,000	54,875
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[9]	365,243	349,264
7.720%, due 12/01/26[9,13]	1,101,504	319,436
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[9]	230,000	230,000
Toll Brothers Finance Corp.
4.350%, due 02/15/28	40,000	37,000
4.875%, due 11/15/25	40,000	39,700

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—(concluded)
5.625%, due 01/15/24	205,000	215,506
		1,659,655
Building materials—0.01%
Jeld-Wen, Inc.
4.625%, due 12/15/25[9]	20,000	19,194
Masonite International Corp.
5.625%, due 03/15/23[9]	25,000	25,750
		44,944
Building products—0.02%
USG Corp.
4.875%, due 06/01/27[9]	50,000	50,000
5.500%, due 03/01/25[9]	120,000	125,400
		175,400
Cable—0.12%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[9]	110,000	101,572
5.125%, due 05/01/23[9]	155,000	155,496
5.250%, due 09/30/22	100,000	101,720
5.375%, due 05/01/25[9]	75,000	73,734
5.750%, due 02/15/26[9]	155,000	153,838
CSC Holdings LLC
5.500%, due 04/15/27[9]	200,000	191,960
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[9]	200,000	204,500
		982,820
Chemicals—0.45%
CF Industries, Inc.
7.125%, due 05/01/20	70,000	74,637
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[9]	1,600,000	1,594,554
NOVA Chemicals Corp.
4.875%, due 06/01/24[9]	80,000	77,600
5.000%, due 05/01/25[9]	70,000	67,375
PQ Corp.
6.750%, due 11/15/22[9]	60,000	63,450
Syngenta Finance N.V.
4.441%, due 04/24/23[4,9]	1,600,000	1,594,083
WR Grace & Co-Conn
5.125%, due 10/01/21[9]	45,000	46,228

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Chemicals—(concluded)
5.625%, due 10/01/24[9]	15,000	15,487
		3,533,414
Commercial services—0.83%
Advanced Disposal Services, Inc.
5.625%, due 11/15/24[9]	65,000	65,487
Aircastle Ltd.
4.125%, due 05/01/24	80,000	78,400
4.625%, due 12/15/18	15,000	15,113
5.000%, due 04/01/23	40,000	41,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[9]	25,000	24,063
CDK Global, Inc.
4.875%, due 06/01/27	40,000	38,400
5.000%, due 10/15/24[10]	55,000	55,825
ERAC USA Finance LLC
2.350%, due 10/15/19[9]	1,650,000	1,632,386
Harland Clarke Holdings Corp.
8.375%, due 08/15/22[9]	120,000	122,700
IHS Markit Ltd.
5.000%, due 11/01/22[9]	110,000	113,850
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[9]	145,000	139,925
Iron Mountain, Inc.
5.750%, due 08/15/24	80,000	79,000
Moody’s Corp.
2.625%, due 01/15/23	1,700,000	1,628,108
R.R. Donnelley & Sons Co.
6.000%, due 04/01/24	40,000	39,150
7.875%, due 03/15/21	125,000	130,625
13.250%, due 02/01/19[10]	25,000	27,313
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,101,134
Service Corp. International
5.375%, due 05/15/24	25,000	25,586
The ADT Corp.
3.500%, due 07/15/22	40,000	37,375
4.875%, due 07/15/32[9]	70,000	57,925
The Hertz Corp.
5.500%, due 10/15/24[9]	50,000	41,875
5.875%, due 10/15/20	65,000	64,187

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
The ServiceMaster Co. LLC
5.125%, due 11/15/24[9]	70,000	68,180
		6,627,707
Communications equipment—0.25%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	1,950,723

Computer software & services—0.02%
EMC Corp.
2.650%, due 06/01/20	135,000	131,525

Computers—0.73%
Apple, Inc.
3.000%, due 06/20/27	1,200,000	1,139,970
3.350%, due 02/09/27	550,000	537,895
4.650%, due 02/23/46	455,000	487,765
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[9,11]	1,800,000	1,833,298
5.450%, due 06/15/23[9]	1,125,000	1,182,924
6.020%, due 06/15/26[9]	545,000	577,187
Western Digital Corp. Co.
4.750%, due 02/15/26	25,000	24,641
		5,783,680
Construction & engineering—0.00%†
AECOM
5.875%, due 10/15/24	35,000	36,447

Consumer products—0.28%
Reckitt Benckiser Treasury Services PLC
2.375%, due 06/24/22[9]	2,300,000	2,198,726
Spectrum Brands, Inc.
5.750%, due 07/15/25	25,000	24,976
6.625%, due 11/15/22	35,000	36,225
		2,259,927
Containers & packaging—0.02%
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[9]	25,000	25,375
Sealed Air Corp.
5.250%, due 04/01/23[9]	75,000	76,875

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Containers & packaging—(concluded)
Silgan Holdings, Inc.
5.500%, due 02/01/22	65,000		65,975
			168,225
Diversified financials—2.56%
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass-Through Trust
5.125%, due 11/30/22[9]	376,771		387,616
Emerald Bay SA
0.000%, due 10/08/20[9,15]	EUR	1,553,000	1,760,534
First Data Corp.
5.000%, due 01/15/24[9]	215,000		216,612
7.000%, due 12/01/23[9]	205,000		214,508
High Street Funding Trust I
4.111%, due 02/15/28[9]	125,000		123,965
LeasePlan Corp. NV
2.500%, due 05/16/18[9]	2,000,000		1,999,980
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[4,14]	1,900,000		61,750
1.000%, due 01/24/13[4,14]	4,500,000		146,250
1.000%, due 12/30/16[4,14]	900,000		29,250
LPL Holdings, Inc.
5.750%, due 09/15/25[9]	153,000		148,410
Navient Corp.
5.875%, due 10/25/24	60,000		58,800
Navient Corp. MTN
6.125%, due 03/25/24	360,000		360,450
8.000%, due 03/25/20	35,000		37,275
OneMain Financial Holdings, LLC
7.250%, due 12/15/21[9]	55,000		56,925
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[9]	1,294,496		1,414,237
Springleaf Finance Corp.
5.250%, due 12/15/19[11]	2,200,000		2,227,456
5.625%, due 03/15/23	40,000		39,600
6.125%, due 05/15/22	85,000		87,019
6.875%, due 03/15/25	1,410,000		1,424,100
7.750%, due 10/01/21	60,000		65,325
8.250%, due 12/15/20	50,000		55,139
The Goldman Sachs Group, Inc.
2.600%, due 04/23/20	255,000		252,703
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	1,300,000		1,267,509

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Diversified financials—(concluded)
3 mo. USD LIBOR + 1.160%,
3.522%, due 04/23/20[3]	1,800,000	1,826,549
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	555,000	529,032
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	1,005,000	958,561
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000	421,543
5.150%, due 05/22/45	565,000	583,674
6.000%, due 06/15/20	3,400,000	3,595,177
		20,349,949
Diversified manufacturing—0.51%
General Electric Co.
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[11,12]	4,079,000	4,038,210

Electric utilities—0.92%
Commonwealth Edison Co.
4.000%, due 03/01/48	645,000	636,568
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,694,348
Mississippi Power Co.
3 mo. USD LIBOR + 0.650%,
2.942%, due 03/27/20[3]	1,900,000	1,900,500
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,631,527
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[9]	53,000	51,145
NRG Energy, Inc.
6.250%, due 05/01/24	175,000	180,906
6.625%, due 01/15/27	140,000	144,200
7.250%, due 05/15/26	75,000	80,062
Ohio Power Co., Series M
5.375%, due 10/01/21	480,000	511,410
Talen Energy Supply LLC
4.600%, due 12/15/21	15,000	12,750
6.500%, due 06/01/25	45,000	32,850
9.500%, due 07/15/22[9]	90,000	85,333
Vistra Energy Corp.
5.875%, due 06/01/23	90,000	92,137
7.625%, due 11/01/24	175,000	188,125

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
8.000%, due 01/15/25[9]	65,000	70,444
		7,312,305
Electric-generation—0.02%
Calpine Corp.
5.375%, due 01/15/23	150,000	143,813

Electric-integrated—1.12%
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,449,855
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,441,161
		8,891,016
Electronics—0.60%
Amkor Technology, Inc.
6.375%, due 10/01/22	90,000	92,363
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500%, due 01/15/28	155,000	142,330
3.625%, due 01/15/24	1,800,000	1,748,103
3.875%, due 01/15/27	965,000	920,404
Micron Technology, Inc.
5.500%, due 02/01/25	40,000	41,600
5.625%, due 01/15/26[9]	50,000	53,735
Monongahela Power Co.
3.550%, due 05/15/27[9]	1,800,000	1,755,568
		4,754,103
Energy-exploration & production—0.03%
Antero Resources Corp.
5.125%, due 12/01/22	30,000	30,150
5.375%, due 11/01/21	100,000	101,155
5.625%, due 06/01/23	95,000	97,019
		228,324
Finance-captive automotive—0.74%
International Lease Finance Corp.
5.875%, due 04/01/19	2,100,000	2,156,799
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[9]	190,000	188,812
5.500%, due 02/15/24[9]	160,000	155,400
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[9]	60,000	64,425

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
The Charles Schwab Corp.
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[12]	1,300,000	1,265,875
The Depository Trust & Clearing Corp.
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[9,12]	2,000,000	2,025,200
		5,856,511
Finance-non-captive diversified—1.20%
Ford Motor Co.
4.346%, due 12/08/26	600,000	588,184
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,757,939
2.597%, due 11/04/19	2,300,000	2,281,443
3.200%, due 01/15/21	640,000	634,207
8.125%, due 01/15/20	3,000,000	3,236,406
		9,498,179
Financial services—2.77%
Ally Financial, Inc.
3.750%, due 11/18/19	155,000	155,405
4.750%, due 09/10/18	1,400,000	1,408,400
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[9]	744,348	798,713
Citigroup, Inc.
3 mo. USD LIBOR + 0.960%,
3.320%, due 04/25/22[3]	2,000,000	2,030,640
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28	280,000	262,806
3 mo. USD LIBOR + 1.700%,
3.539%, due 05/15/18[3]	300,000	300,173
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	230,000	223,325
4.400%, due 06/10/25	980,000	978,238
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,150,000	3,113,839
2.750%, due 06/23/20	1,400,000	1,391,302
(fixed, converts to FRN on 07/24/37),
3.882%, due 07/24/38	415,000	385,376
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49	400,000	359,645
4.400%, due 07/22/20	600,000	616,576
6.300%, due 04/23/19	400,000	414,102
Morgan Stanley

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
3 mo. USD LIBOR + 1.180%,
3.539%, due 01/20/22[3]	2,000,000	2,030,168
(fixed, converts to FRN on 07/15/19),
5.450%, due 07/15/19[12]	395,000	401,126
Morgan Stanley GMTN
2.450%, due 02/01/19[11]	3,500,000	3,496,022
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29	805,000	772,823
7.300%, due 05/13/19	2,570,000	2,686,220
The Nielsen Co. Luxembourg SARL
5.000%, due 02/01/25[9]	105,000	103,294
5.500%, due 10/01/21[9]	75,000	76,125
		22,004,318
Food & drug retailing—0.28%
CVS Health Corp.
4.300%, due 03/25/28	965,000	951,103
5.050%, due 03/25/48	1,225,000	1,248,629
		2,199,732
Food processors/beverage/bottling—0.01%
BBA US Holdings, Inc.
5.375%, due 05/01/26[9]	50,000	50,279

Food products—0.46%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25	30,000	26,138
6.625%, due 06/15/24	30,000	27,975
Aramark Services, Inc.
5.125%, due 01/15/24	260,000	264,550
Grupo Bimbo SAB de C.V.
4.700%, due 11/10/47[9]	705,000	651,913
Post Holdings, Inc.
5.500%, due 03/01/25[9]	195,000	191,587
5.750%, due 03/01/27[9]	25,000	24,403
Smithfield Foods, Inc.
2.700%, due 01/31/20[4,9]	2,400,000	2,362,523
The Kroger Co.
3.875%, due 10/15/46	115,000	97,051
		3,646,140
Food-wholesale—0.01%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%, due 05/01/21	25,000	25,094

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Food-wholesale—(concluded)
5.875%, due 01/15/24	40,000	41,200
		66,294
Gaming—0.37%
Boyd Gaming Corp.
6.375%, due 04/01/26	60,000	62,818
6.875%, due 05/15/23	140,000	147,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	125,000	126,564
Eldorado Resorts, Inc.
6.000%, due 04/01/25	60,000	59,475
7.000%, due 08/01/23	60,000	63,300
GLP Capital LP/GLP Financing II, Inc.
5.375%, due 11/01/23	60,000	62,025
5.375%, due 04/15/26	65,000	65,487
International Game Technology PLC
5.625%, due 02/15/20[9]	200,000	204,750
MGM Resorts International
6.625%, due 12/15/21	25,000	26,750
6.750%, due 10/01/20	35,000	37,187
8.625%, due 02/01/19	15,000	15,540
Six Flags Entertainment Corp.
4.875%, due 07/31/24[9]	65,000	63,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[9]	2,010,000	2,000,754
		2,935,025
Gas pipelines—0.22%
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	498,380
5.000%, due 02/15/21[9]	610,000	631,499
5.550%, due 06/01/45	625,000	636,578
		1,766,457
Health care providers & services—0.32%
Abbott Laboratories
4.900%, due 11/30/46	355,000	381,278
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23	85,000	85,875
6.500%, due 03/01/24	125,000	129,375
Anthem, Inc.
4.350%, due 08/15/20	1,200,000	1,230,735
Centene Corp.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
4.750%, due 05/15/22	125,000	126,250
6.125%, due 02/15/24	50,000	52,385
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.875%, due 10/15/24[9]	200,000	188,250
Envision Healthcare Corp.
6.250%, due 12/01/24[9]	170,000	176,800
Hologic, Inc.
4.375%, due 10/15/25[9]	90,000	86,625
LifePoint Health, Inc.
5.875%, due 12/01/23	35,000	34,563
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[9]	40,000	30,075
		2,522,211
Health facilities—0.02%
DaVita, Inc.
5.750%, due 08/15/22	100,000	102,438
Universal Health Services, Inc.
4.750%, due 08/01/22[9]	40,000	40,400
		142,838
Hotels, restaurants & leisure—0.48%
Starbucks Corp.
2.700%, due 06/15/22[11]	1,900,000	1,861,036
4.300%, due 06/15/45	1,900,000	1,955,734
		3,816,770
Insurance—0.46%
American International Group, Inc.
3.375%, due 08/15/20	1,500,000	1,501,686
AXA Equitable Holdings, Inc.
4.350%, due 04/20/28[9]	1,700,000	1,656,031
5.000%, due 04/20/48[9]	485,000	461,784
		3,619,501
IT consulting & services—0.16%
Gartner, Inc.
5.125%, due 04/01/25[9]	65,000	65,143
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[10]	515,000	518,666

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
IT consulting & services—(concluded)
4.900%, due 10/15/25[10]	700,000		719,189
			1,302,998
Lodging—0.01%
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[9]	20,000		20,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	25,000		24,245
4.875%, due 04/01/27	40,000		38,800
NCL Corp. Ltd.
4.750%, due 12/15/21[9]	32,000		32,480
			115,525
Machinery—0.02%
CNH Industrial NV
4.500%, due 08/15/23	45,000		45,619
Oshkosh Corp.
5.375%, due 03/01/22	15,000		15,413
5.375%, due 03/01/25	40,000		41,300
Sensata Technologies BV
4.875%, due 10/15/23[9]	75,000		75,281
			177,613
Machinery-diversified—0.01%
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[9]	65,000		62,725

Media—1.84%
Altice France SA
6.000%, due 05/15/22[9]	165,000		163,135
6.250%, due 05/15/24[9]	105,000		100,012
7.375%, due 05/01/26[9]	735,000		712,950
Altice Luxembourg SA
7.250%, due 05/15/22[7]	EUR	1,700,000	2,034,074
7.750%, due 05/15/22[9]	200,000		191,000
AMC Networks, Inc.
4.750%, due 12/15/22	65,000		65,325
CBS Radio, Inc.
7.250%, due 11/01/24[9,11]	1,500,000		1,522,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	1,000,000		1,002,500
4.464%, due 07/23/22[11]	1,700,000		1,732,773
4.908%, due 07/23/25	1,230,000		1,250,977

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Media—(continued)
5.375%, due 05/01/47	195,000	184,011
5.750%, due 04/01/48	510,000	506,604
6.484%, due 10/23/45	445,000	479,329
Discovery Communications LLC
5.000%, due 09/20/37	425,000	415,322
5.200%, due 09/20/47	340,000	332,518
DISH DBS Corp.
5.000%, due 03/15/23	75,000	64,687
5.875%, due 11/15/24	40,000	34,200
6.750%, due 06/01/21	60,000	59,850
Lamar Media Corp.
5.000%, due 05/01/23	40,000	40,428
5.375%, due 01/15/24	25,000	25,563
5.750%, due 02/01/26	45,000	46,378
Liberty Interactive LLC
8.500%, due 07/15/29	50,000	53,875
LIN Television Corp.
5.875%, due 11/15/22	15,000	15,413
MDC Partners, Inc.
6.500%, due 05/01/24[9]	105,000	103,294
Netflix, Inc.
4.375%, due 11/15/26	25,000	23,438
5.375%, due 02/01/21	25,000	25,719
5.500%, due 02/15/22	95,000	98,562
5.875%, due 02/15/25	40,000	41,088
5.875%, due 11/15/28[9]	35,000	34,913
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[9]	135,000	136,026
Sinclair Television Group, Inc.
5.375%, due 04/01/21	15,000	15,150
5.625%, due 08/01/24[9]	185,000	183,150
Sirius XM Radio, Inc.
5.000%, due 08/01/27[9]	40,000	38,125
5.375%, due 04/15/25[9]	165,000	164,175
5.375%, due 07/15/26[9]	125,000	122,512
Symantec Corp.
5.000%, due 04/15/25[9]	65,000	65,264
Telenet Finance Luxembourg Notes Sarl
5.500%, due 03/01/28[9]	200,000	191,000
Time Warner Cable LLC
6.750%, due 07/01/18	1,700,000	1,710,166

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Univision Communications, Inc.
5.125%, due 05/15/23[9]	210,000	199,500
6.750%, due 09/15/22[9]	65,000	66,625
UPCB Finance IV Ltd.
5.375%, due 01/15/25[9]	205,000	200,387
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[9]	40,000	39,700
6.000%, due 04/01/23	35,000	36,005
6.375%, due 05/15/25	100,000	103,520
		14,631,743
Media-cable—0.19%
Cable One, Inc.
5.750%, due 06/15/22[9]	90,000	92,025
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,412,897
		1,504,922
Medical providers—0.97%
HCA Healthcare, Inc.
6.250%, due 02/15/21	25,000	26,281
HCA, Inc.
5.000%, due 03/15/24	140,000	141,575
5.250%, due 04/15/25	60,000	60,750
5.875%, due 03/15/22	85,000	89,569
6.500%, due 02/15/20[11]	2,914,000	3,045,130
7.500%, due 02/15/22	120,000	132,000
Tenet Healthcare Corp.
4.375%, due 10/01/21	25,000	24,625
4.625%, due 07/15/24[9]	107,000	103,512
7.500%, due 01/01/22[9]	120,000	126,450
UnitedHealth Group, Inc.
1.700%, due 02/15/19[11]	3,986,000	3,958,494
		7,708,386
Metals & mining—0.22%
ArcelorMittal
5.500%, due 08/05/20[10]	25,000	25,906
6.125%, due 06/01/25	35,000	37,887
6.500%, due 02/25/22[10]	25,000	26,938
7.000%, due 03/01/41[10]	60,000	69,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.625%, due 05/15/23[9]	200,000	200,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Metals & mining—(concluded)
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[9]	20,000	19,830
5.125%, due 05/15/24[9]	20,000	19,750
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	58,050
3.875%, due 03/15/23	185,000	177,369
4.000%, due 11/14/21	85,000	84,575
4.550%, due 11/14/24	45,000	43,425
5.400%, due 11/14/34	100,000	92,250
5.450%, due 03/15/43	55,000	50,050
Glencore Funding LLC
4.000%, due 03/27/27[9]	450,000	427,187
Hudbay Minerals, Inc.
7.250%, due 01/15/23[9]	35,000	36,488
7.625%, due 01/15/25[9]	35,000	37,067
Novelis Corp.
5.875%, due 09/30/26[9]	80,000	79,400
6.250%, due 08/15/24[9]	50,000	50,937
Teck Resources Ltd.
4.750%, due 01/15/22	50,000	50,719
6.250%, due 07/15/41	125,000	132,500
8.500%, due 06/01/24[9]	35,000	39,069
		1,758,647
Oil & gas—0.73%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[9]	100,000	107,500
Canadian Natural Resources Ltd.
6.250%, due 03/15/38	445,000	530,956
Continental Resources, Inc.
4.375%, due 01/15/28[9]	55,000	54,038
4.500%, due 04/15/23	45,000	45,563
5.000%, due 09/15/22	140,000	142,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.[10]
6.250%, due 04/01/23	90,000	91,687
Energy Transfer Equity LP
7.500%, due 10/15/20	180,000	192,825
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[9]	45,000	43,650
Hess Corp.
4.300%, due 04/01/27	705,000	684,579
KazMunayGas National Co. JSC
5.750%, due 04/19/47[7]	200,000	191,220

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
7.000%, due 05/05/20[7]	200,000	213,424
Laredo Petroleum, Inc.
5.625%, due 01/15/22	40,000	40,400
Newfield Exploration Co.
5.750%, due 01/30/22	150,000	157,500
Noble Energy, Inc.
5.250%, due 11/15/43	715,000	750,485
Oasis Petroleum, Inc.
6.250%, due 05/01/26	30,000	30,000
6.875%, due 03/15/22	110,000	113,300
Odebrecht Oil & Gas Finance Ltd.
1.161%, due 05/31/18[9,12,15]	174,037	3,498
PDC Energy, Inc.
6.125%, due 09/15/24	85,000	87,125
Petroleos Mexicanos
5.350%, due 02/12/28[9]	100,000	95,140
6.500%, due 03/13/27	555,000	573,315
6.750%, due 09/21/47	83,000	80,261
6.875%, due 08/04/26	253,000	270,963
Precision Drilling Corp.
7.750%, due 12/15/23	145,000	150,981
Range Resources Corp.
5.000%, due 08/15/22	20,000	19,650
5.000%, due 03/15/23	105,000	101,010
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[7]	200,000	203,099
SM Energy Co.
6.125%, due 11/15/22	75,000	75,750
6.500%, due 11/15/21	15,000	15,225
6.750%, due 09/15/26	55,000	55,963
State Oil Co. of the Azerbaijan Republic MTN
4.750%, due 03/13/23[7]	200,000	199,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	55,000	51,975
5.000%, due 01/15/28[9]	40,000	37,000
5.125%, due 02/01/25	30,000	29,100
5.375%, due 02/01/27	95,000	91,200
5.875%, due 04/15/26[9]	60,000	59,700
Whiting Petroleum Corp.
5.750%, due 03/15/21	30,000	30,713

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
6.250%, due 04/01/23	45,000	46,294
6.625%, due 01/15/26[9]	25,000	25,625
WPX Energy, Inc.
5.250%, due 09/15/24	85,000	85,637
6.000%, due 01/15/22	40,000	41,700
		5,819,401
Packaging & containers—0.08%
Ball Corp.
5.000%, due 03/15/22	35,000	36,269
Berry Plastics Corp.
5.125%, due 07/15/23	70,000	70,438
BWAY Holding Co.
5.500%, due 04/15/24[9]	115,000	115,770
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	40,000	39,350
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26[9]	45,000	43,425
Graphic Packaging International, Inc.
4.750%, due 04/15/21	15,000	15,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, due 07/15/23[9]	210,000	210,920
5.750%, due 10/15/20	82,374	82,967
3 mo. USD LIBOR + 3.500%,
5.848%, due 07/15/21[3,9]	25,000	25,344
		639,633
Personal & household product—0.01%
Edgewell Personal Care Co.
4.700%, due 05/19/21	65,000	64,357

Pharmaceuticals—0.56%
AbbVie, Inc.
4.700%, due 05/14/45	450,000	441,428
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,376,237
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19[11]	2,500,000	2,455,785
Valeant Pharmaceuticals International, Inc.
5.500%, due 11/01/25[9]	65,000	64,675

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
6.500%, due 03/15/22[9]	115,000	119,313
		4,457,438
Pipelines—1.40%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	155,000	154,225
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	155,000	159,799
Cheniere Energy Partners LP
5.250%, due 10/01/25[9]	125,000	122,187
DCP Midstream Operating LP
4.750%, due 09/30/21[9]	70,000	70,787
6.750%, due 09/15/37[9]	30,000	32,513
8.125%, due 08/16/30	65,000	78,000
Energy Transfer Partners LP
6.500%, due 02/01/42	500,000	528,096
Energy Transfer Partners LP, Series B
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[12]	750,000	709,275
Enterprise Products Operating LLC
5.250%, due 01/31/20	2,100,000	2,176,209
NuStar Logistics LP
4.800%, due 09/01/20	25,000	24,938
5.625%, due 04/28/27	35,000	33,152
6.750%, due 02/01/21	25,000	25,938
Rockies Express Pipeline LLC
7.500%, due 07/15/38[9]	30,000	36,225
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24	5,800,000	6,224,434
SemGroup Corp.
7.250%, due 03/15/26	25,000	24,813
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	125,000	117,812
Southern Gas Corridor CJSC
6.875%, due 03/24/26[7]	200,000	218,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750%, due 04/15/25	100,000	95,398
The Williams Cos., Inc.
5.750%, due 06/24/44	140,000	145,950
7.875%, due 09/01/21	25,000	27,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	65,000		78,487
			11,084,488
Real estate—0.51%
EPR Properties
5.750%, due 08/15/22	525,000		553,957
Equinix, Inc.
5.375%, due 01/01/22	50,000		51,563
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, due 10/15/27	75,000		71,062
5.250%, due 08/01/26	145,000		141,012
5.500%, due 05/01/24	65,000		65,812
6.375%, due 03/01/24	110,000		115,500
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[9,11]	300,000		295,651
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[9]	15,000		15,151
4.875%, due 06/01/23[9]	130,000		125,651
Starwood Property Trust, Inc.
4.750%, due 03/15/25[9]	65,000		62,563
5.000%, due 12/15/21	50,000		50,599
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[7]	GBP	689,453	1,108,595
Vesteda Finance BV MTN
2.500%, due 10/27/22[7]	EUR	1,000,000	1,296,003
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	55,000		61,188
			4,014,307
Rental auto/equipment—0.01%
United Rentals North America, Inc.
5.750%, due 11/15/24	55,000		56,925

Retail—0.21%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[9]	40,000		38,050
4.625%, due 01/15/22[9]	40,000		40,100
5.000%, due 10/15/25[9]	35,000		33,677
Amazon.com, Inc.
3.150%, due 08/22/27[9]	1,300,000		1,244,523
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	50,000		52,375

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[9]	65,000	64,756
5.250%, due 06/01/26[9]	50,000	50,250
Penske Automotive Group, Inc.
5.375%, due 12/01/24	65,000	64,512
5.750%, due 10/01/22	75,000	76,969
		1,665,212
Software—0.10%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[9]	90,000	92,813
MSCI, Inc.
5.250%, due 11/15/24[9]	170,000	173,400
5.750%, due 08/15/25[9]	10,000	10,428
Nuance Communications, Inc.
5.625%, due 12/15/26	145,000	144,819
Open Text Corp.
5.875%, due 06/01/26[9]	100,000	103,750
Quintiles Transnational Corp.
4.875%, due 05/15/23[9]	90,000	91,125
Rackspace Hosting, Inc.
8.625%, due 11/15/24[9]	150,000	152,062
		768,397
Special purpose entity—1.02%
CVS Pass-Through Trust
4.704%, due 01/10/36[9]	3,153,537	3,103,081
Daimler Finance North America LLC
2.000%, due 08/03/18[9]	2,900,000	2,896,974
2.250%, due 09/03/19[9]	2,150,000	2,131,042
		8,131,097
Steel producers/products—0.18%
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[9]	116,000	120,930
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	50,750
Vale Overseas Ltd.
6.250%, due 08/10/26	1,170,000	1,290,393
		1,462,073

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Telecom-integrated/services—0.04%
Frontier Communications Corp.
8.500%, due 04/01/26[9]	40,000		38,900
11.000%, due 09/15/25	308,000		236,390
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000		42,900
			318,190
Telecommunication services—0.04%
Altice US Finance I Corp.
5.500%, due 05/15/26[9]	200,000		193,875
CommScope Technologies LLC
6.000%, due 06/15/25[9]	135,000		139,050
			332,925
Telecommunications—0.67%
CommScope, Inc.
5.500%, due 06/15/24[9]	15,000		15,263
Embarq Corp.
7.995%, due 06/01/36	230,000		218,472
Qwest Corp.
6.875%, due 09/15/33	125,000		118,521
Telecom Italia Capital SA
6.000%, due 09/30/34	100,000		103,500
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000		840,672
4.672%, due 03/15/55	675,000		615,992
Virgin Media Finance PLC
6.000%, due 10/15/24[9]	240,000		235,200
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[9]	GBP	2,200,000	2,998,575
Wind Tre SpA
5.000%, due 01/20/26[9]	200,000		167,880
			5,314,075
Telecommunications equipment—0.01%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/23	100,000		102,010

Telephone-integrated—0.05%
Level 3 Financing, Inc.
5.125%, due 05/01/23	210,000		207,900

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—(concluded)
5.375%, due 08/15/22	155,000	155,775
		363,675
Tobacco—0.47%
Imperial Brands Finance PLC
3.500%, due 02/11/239	3,755,000	3,695,186

Transportation services—0.24%
AP Moller - Maersk A/S
2.550%, due 09/22/199	1,700,000	1,682,990
Transnet SOC Ltd.
4.000%, due 07/26/227	200,000	194,000
		1,876,990
Utilities—0.36%
HD Supply, Inc.
5.750%, due 04/15/249	90,000	94,500
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,793,000
		2,887,500
Wireless telecommunication services—0.23%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000	70,963
5.800%, due 03/15/22	25,000	24,875
Sprint Capital Corp.
6.900%, due 05/01/19	1,700,000	1,751,000
		1,846,838
Wireless telecommunications—0.39%
AT&T, Inc.
3.800%, due 03/15/22	975,000	984,159
4.750%, due 05/15/46	515,000	478,640
5.450%, due 03/01/47	905,000	920,045
Sprint Communications, Inc.
7.000%, due 08/15/20	40,000	42,300
Sprint Corp.
7.125%, due 06/15/24	235,000	241,977
7.625%, due 03/01/26	45,000	47,363
7.875%, due 09/15/23	140,000	150,150
T-Mobile USA, Inc.
5.375%, due 04/15/27	45,000	45,506
6.000%, due 03/01/23	170,000	176,162

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
6.000%, due 04/15/24	40,000	41,888
		3,128,190
Total corporate notes (cost—$333,502,720)		330,315,279

Loan assignments—3.23%
Airlines—0.04%
United Airlines, Inc.
2017 Repriced Term Loan, 1 mo. USD LIBOR + 2.000%,
3.901%, due 04/01/24[3]	326,700	327,723

Automotive parts—0.03%
CS Intermediate Holdco 2 LLC
2016 Term Loan B,
0.000%, due 11/02/23[16]	114,710	115,355
Dealer Tire, LLC
2017 Term Loan B,
0.000%, due 12/22/21[16]	15,000	14,925
Goodyear Tire & Rubber Company (The)
New 2nd Lien Term Loan,
0.000%, due 03/07/25[16]	115,000	115,336
		245,616
Broadcast—0.24%
AlixPartners LLP 2017 Term Loan B
3 mo. USD LIBOR + 2.750%,
5.052%, due 04/04/24[3]	326,700	328,079
Capital Automotive LP 2017 1st Lien Term Loan
1 mo. USD LIBOR + 2.500%,
4.410%, due 03/24/24[3]	320,433	321,536
Clark Equipment Company 2018 Term Loan B
3 mo. USD LIBOR + 2.000%,
4.302%, due 05/18/24[3]	297,586	297,866
Emerald Expositions Holding, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.750%,
4.651%, due 05/22/24[3]	327,525	330,528
Gates Global LLC 2017 USD Repriced Term Loan B
3 mo. USD LIBOR + 2.750%,
5.052%, due 04/01/24[3]	326,708	328,436

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Broadcast—(concluded)
Infor (US), Inc. Term Loan B6
1 mo. USD LIBOR + 2.750%,
4.651%, due 02/01/22[3]	326,700	327,994
		1,934,439
Building materials—0.01%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%,
3.901%, due 10/31/23[3]	45,000	45,056
Forterra Finance LLC
2017 Term Loan B, 1 mo. LIBOR + 3.000%,
4.901%, due 10/25/23[3]	39,911	36,638
		81,694
Chemicals—0.05%
Axalta Coating Systems US Holdings, Inc. USD Term Loan
3 mo. USD LIBOR + 1.750%,
4.052%, due 06/01/24[3]	322,575	323,711
H.B. Fuller Co.
2017 Term Loan B,
0.000%, due 10/20/24[16]	65,000	65,174
		388,885
Commercial services—0.09%
Ceridian HCM Holding, Inc.
2018 Term Loan B,
0.000%, due 04/05/25[16]	55,000	55,092
Filtration Group Corp.
2018 1st Lien Term Loan, 2 mo. USD LIBOR + 3.000%,
5.302%, due 03/29/25[3]	145,000	146,299
Iron Mountain, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
3.648%, due 01/02/26[3]	50,000	49,781
Trans Union, LLC Term Loan B3
1 mo. USD LIBOR + 2.000%,
3.901%, due 04/10/23[3]	326,664	327,220
Wrangler Buyer Corp.
Term Loan B,
0.000%, due 09/27/24[16]	139,650	140,217
		718,609
Commercial services & supplies—0.02%
Bright Horizons Family Solutions, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 2.000%,
3.901%, due 11/07/23[3]	114,710	115,522

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Computer software & services—0.12%
BMC Software Finance, Inc.
USD 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%,
5.151%, due 09/10/22[3]	325,308	326,411
Change Healthcare Holdings, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.750%,
4.651%, due 03/01/24[3]	326,700	327,925
SS&C Technologies Holdings Europe S.a.r.l.
2018 Term Loan B4,
0.000%, due 04/16/25[16]	56,531	56,884
SS&C Technologies, Inc.
2018 Term Loan B3,
0.000%, due 04/16/25[16]	152,791	153,746
Western Digital Corpoporation
2017 Term Loan B3,
0.000%, due 04/29/23[16]	55,000	55,295
		920,261
Computers & peripherals—0.02%
Dell, Inc.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%,
3.910%, due 09/07/23[3]	159,599	160,047

Construction Products—0.00%†
CHG PPC Parent LLC
2018 Term Loan B, 1 mo. USD LIBOR + 2.750%
4.651%, due 03/31/25[3]	20,000	20,100

Consumer products—0.01%
Albea Beauty Holdings SA
2018 USD Term Loan, 3 mo. USD LIBOR + 3.000%,
5.295%, due 04/22/24[3]	20,000	20,084
Spectrum Brands, Inc.
2017 Term Loan B,
0.000%, due 06/23/22[16]	54,861	54,741
		74,825
Diversified financial services—0.02%
Travelport Finance (Luxembourg) S.a.r.l.
2018 Term Loan B, 1 mo. USD LIBOR + 2.500%,
4.401%, due 03/17/25	125,000	125,416

Diversified financials—0.04%
First Data Corp.
2024 USD Term Loan, 1 mo. USD LIBOR + 2.250%,
4.147%, due 04/26/24[3]	215,000	215,729

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Diversified financials—(concluded)
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 2 mo. USD LIBOR + 2.250%,
4.472%, due 09/23/24[3]	114,712	115,429
		331,158
Electric utilities—0.05%
NRG Energy, Inc.
2016 Term Loan B, 3 mo. USD LIBOR + 1.750%,
4.052%, due 06/30/23[3]	84,784	84,980
Talen Energy Supply, LLC 2017 Term Loan B2
1 mo. USD LIBOR + 4.000%,
5.901%, due 04/15/24[3]	326,040	322,235
		407,215
Electric-generation—0.04%
Vistra Operations Co. LLC 2016 Term Loan B2
1 mo. USD LIBOR + 2.250%,
4.146%, due 12/14/23[3]	340,688	342,817

Electronics—0.02%
Micron Technology, Inc.
Term Loan, 3 mo. LIBOR + 2.000%,
0.000%, due 04/26/22[3,16]	114,708	115,520

Entertainment—0.01%
GVC Holdings PLC
2018 USD Term Loan,
0.000%, due 03/15/24[16]	25,000	25,021
Lions Gate Entertainment Corp.
2018 Term Loan B, 3 mo. LIBOR + 2.250%,
4.148%, due 03/24/25[3]	30,000	30,065
		55,086
Environmental—0.01%
Clean Harbors, Inc.
2017 Term Loan B,
0.000%, due 06/27/24[16]	114,711	115,141

Financial services—0.08%
Avolon TLB Borrower 1 (US) LLC
Term Loan B2, 1 mo. USD LIBOR + 2.250%,
4.147%, due 04/03/22[3]	214,460	214,788
Clipper Acquisitions Corp.
2017 Term Loan B, 2 mo. USD LIBOR + 2.000%,
4.025%, due 12/27/24[3]	114,713	115,238

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Financial services—(concluded)
Crown Finance US, Inc.
2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%,
4.401%, due 02/28/25[3]	160,000	159,750
Harbourvest Partners LLC
2018 Term Loan B, 3 mo. USD LIBOR + 2.250%,
4.552%, due 02/20/25[3]	115,000	114,952
		604,728
Food products—0.03%
Albertsons, LLC
USD 2017 Term Loan B6, 1 mo. USD LIBOR + 3.000%,
4.956%, due 06/22/23[3]	109,724	108,489
Albertsons, LLC USD 2017 Term Loan B4
1 mo. USD LIBOR + 2.750%,
4.651%, due 08/25/21[3]	159,982	158,382
		266,871
Food-wholesale—0.02%
Pinnacle Foods Finance LLC
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%,
3.637%, due 02/02/24[3]	180,811	182,045

Gaming—0.19%
Caesars Entertainment Operating Company
Exit Term Loan, 1 mo. LIBOR + 2.000%,
3.901%, due 10/06/24[3]	329,175	329,751
Cedar Fair LP
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
3.651%, due 04/13/24[3]	115,000	115,647
Churchill Downs Incorporated
2017 Term Loan B,
0.000%, due 12/27/24[16]	144,397	144,939
CityCenter Holdings LLC 2017 Term Loan B
1 mo. USD LIBOR + 2.500%,
4.401%, due 04/18/24[3]	327,525	328,937
Mohegan Tribal Gaming Authority
2016 Term Loan B, 1 mo. LIBOR + 4.000%,
0.000%, due 10/13/23[3,16]	130,000	128,944
Penn National Gaming, Inc.
2017 Term Loan B,
0.000%, due 01/19/24[16]	108,966	109,783
Scientific Games International, Inc.
2018 Term Loan B5, 2 mo. LIBOR + 2.750%,
4.744%, due 08/14/24[3]	215,000	216,243

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Gaming—(concluded)
WMG Acquisition Corp.
2017 Term Loan E, 1 mo. USD LIBOR + 2.250%,
4.151%, due 11/01/23[3]	160,000	160,667
		1,534,911
Health care—0.02%
HCA, Inc.
2018 Term Loan B10,
0.000%, due 03/13/25[16]	160,000	161,622

Health care providers & services—0.06%
Convatec, Inc.
USD 2016 Term Loan B,
0.000%, due 10/31/23[16]	120,000	120,600
Envision Healthcare Corp. 2016 Term Loan B
1 mo. USD LIBOR + 3.000%,
4.910%, due 12/01/23[3]	189,258	189,874
INC Research LLC
2018 Term Loan B,
0.000%, due 08/01/24[16]	35,000	35,112
MPH Acquisition Holdings LLC
2016 Term Loan B,
0.000%, due 06/07/23[16]	152,930	153,673
		499,259
Hotels, restaurants & leisure—0.07%
Eldorado Resorts LLC 2017 Term Loan B
1 mo. USD LIBOR + 2.250%,
4.188%, due 04/17/24[3]	217,743	219,104
Four Seasons Holdings, Inc. New 1st Lien Term Loan
1 mo. USD LIBOR + 2.000%,
3.901%, due 11/30/23[3]	340,688	342,817
		561,921
Industrial conglomerates—0.02%
Gardner Denver, Inc.
2017 USD Term Loan B, 3 mo. USD LIBOR + 2.750%,
5.052%, due 07/30/24[3]	134,662	135,386

IT consulting & services—0.06%
Fleetcor Technologies, Inc.
2017 Term Loan B3, 1 mo. USD LIBOR + 2.000%,
3.901%, due 08/02/24[3]	124,687	124,946

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
IT consulting & services—(concluded)
Gartner, Inc. 2016 Term Loan A
1 mo. USD LIBOR + 2.000%,
3.901%, due 03/20/22[3]	313,500	315,068
		440,014
Lodging—0.55%
Belmond Interfin Ltd.
Dollar Term Loan,
0.000%, due 07/03/24[16]	129,673	130,038
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%,
4.651%, due 12/22/24[3]	104,738	105,567
Hilton Worldwide Finance LLC Term Loan B2
1 mo. USD LIBOR + 2.000%,
3.647%, due 10/25/23[3,4]	3,954,313	3,985,750
NCL Corp. Ltd.
2017 Term Loan B, 1 mo. USD LIBOR + 1.750%,
3.644%, due 10/10/21[3]	114,713	115,094
		4,336,449
Machinery—0.02%
Sensata Technologies BV
2015 Term Loan B, 1 mo. USD LIBOR + 1.750%,
3.646%, due 10/14/21[3]	115,000	115,683
Titan Acquisition Ltd.
2018 Term Loan B, 2 mo. USD LIBOR + 3.000%,
5.056%, due 03/28/25[3]	65,000	65,044
		180,727
Machinery-construction & mining—0.01%
Terex Corp.
2018 Term Loan B, 2 mo. LIBOR + 2.000%,
3.994%, due 01/31/24[3]	114,710	115,069

Machinery-diversified—0.02%
Zodiac Pool Solutions LLC
2018 Term Loan B,
0.000%, due 03/31/25[16]	115,000	115,431

Manufacturing-diversified—0.02%
Penn Engineering & Manufacturing Corp.
2017 USD Term Loan B, 1 mo. USD LIBOR + 2.750%,
4.651%, due 06/27/24[3]	129,673	130,224

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Media—0.23%
Cogeco Communications (USA) II LP
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 2.375%, 4.276%, due 01/03/25[3]	135,000	135,300
CSC Holdings LLC 2017 1st Lien Term Loan
1 mo. USD LIBOR + 2.250%, 4.147%, due 07/17/25[3]	326,700	325,557
Gray Television, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.250%, 4.137%, due 02/07/24[3]	325,875	326,960
Lamar Media Corp.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%, 3.688%, due 03/14/25[3]	115,000	115,575
Nielsen Finance LLC USD Term Loan B4
1 mo. USD LIBOR + 2.000%, 3.895%, due 10/04/23[3]	326,700	328,180
Sinclair Television Group, Inc. Term Loan B2
1 mo. USD LIBOR + 2.250%, 4.160%, due 01/03/24[3]	335,750	336,693
Univision Communications, Inc.
Term Loan C5, 1 mo. USD LIBOR + 2.750%, 4.651%, due 03/15/24[3]	219,404	216,231
		1,784,496
Oil & gas—0.11%
Ashland, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 2.000%, 3.897%, due 05/17/24[3]	114,711	115,571
BCP Raptor LLC
Term Loan B, 0.000%, due 06/24/24[16]	64,837	65,404
Energy Transfer Equity LP USD 2017 Term Loan B
1 mo. USD LIBOR + 2.000%, 3.898%, due 02/02/24[3]	281,888	282,048
Lucid Energy Group II LLC
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000%, 4.897%, due 02/17/25[3]	65,000	64,919
Medallion Midland Acquisition LLC
1st Lien Term Loan, 1 mo. LIBOR + 3.250%, 5.151%, due 10/30/24[3]	44,888	44,944

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
TPF II Power LLC Term Loan B
1 mo. USD LIBOR + 3.750%, 5.651%, due 10/02/23[3]	319,843	319,843
		892,729
Packaging & containers—0.06%
BWAY Holding Co. 2017 Term Loan B
3 mo. USD LIBOR + 3.250%, 5.587%, due 04/03/24[3]	327,525	329,221
Pro Mach Group, Inc. 2018 Term Loan B
2 mo. USD LIBOR + 3.000%, 5.035%, due 03/07/25[3]	115,000	115,144
Trident TPI Holdings, Inc.
Delayed Draw Term Loan, 0.000%, due 10/05/24[16]	17,143	17,207
2018 Term Loan, 0.000%, due 10/17/24[16]	27,857	27,962
		489,534
Pharmaceuticals—0.09%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 0.000%, due 03/07/25[16]	80,000	80,300
Grifols Worldwide Operations USA, Inc.
2017 Acquisition Term Loan, 0.000%, due 01/31/25[16]	159,597	160,395
RPI Finance Trust Term Loan B6
3 mo. USD LIBOR + 2.000%, 4.302%, due 03/27/23[3]	322,050	323,432
Valeant Pharmaceuticals International, Inc. Term Loan B Series F4
1 mo. USD LIBOR + 3.500%, 5.394%, due 04/01/22[3]	158,173	159,854
		723,981
Real estate—0.05%
ESH Hospitality, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.250%, 4.151%, due 08/30/23[3]	310,659	311,998

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Real estate—(concluded)
Jo-Ann Stores, Inc.
2016 Term Loan, 0.000%, due 10/20/23[16]	34,242	34,050
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 0.000%, due 04/25/23[16]	54,860	55,143
		401,191
REITS—0.02%
RHP Hotel Properties LP
2017 Term Loan B, 2 mo. USD LIBOR + 2.250%, 4.070%, due 05/11/24[3]	114,710	115,313

Retail—0.09%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 1 mo. USD LIBOR + 2.250%, 4.151%, due 02/16/24[3]	104,735	104,997
Beacon Roofing Supply, Inc.
2017 Term Loan B, 1 mo. USD LIBOR + 2.250%, 4.128%, due 01/02/25[3]	140,000	140,750
BJ’s Wholesale Club, Inc.
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%, 5.391%, due 02/03/24[3]	160,000	160,616
KFC Holding Co.
2018 Term Loan B, 1 mo. USD LIBOR + 1.750%, 3.644%, due 04/03/25[3]	326,700	328,641
		735,004
Retail-specialty—0.05%
Bass Pro Group LLC Term Loan B
1 mo. USD LIBOR + 5.000%, 6.901%, due 09/25/24[3]	343,275	345,420
Sally Holdings, LLC
Term Loan B1, 1 mo. USD LIBOR + 2.250%, 4.160%, due 07/05/24[3]	49,875	49,501
		394,921
Semiconductor—0.01%
MKS Instruments, Inc.
2017 Term Loan B3, 0.000%, due 05/01/23[16]	113,687	114,291

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Semiconductor equipment & products—0.02%
ON Semiconductor Corporation 2017 1st Lien Term Loan
1 mo. USD LIBOR + 2.000%, 3.901%, due 03/31/23[3]	167,049	168,009

Software—0.03%
GXS Group, Inc.
Term Loan B, 0.000%, due 01/16/21[16]	114,710	115,319
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%, 4.787%, due 11/03/23[3]	110,000	109,679
		224,998
Software & services—0.07%
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 3 mo. USD LIBOR + 3.500%, 5.802%, due 12/01/23[3]	271,576	273,198
Kronos Incorporated
2017 Term Loan B, 1 mo. USD LIBOR + 3.000%, 4.880%, due 11/01/23[3]	75,000	75,634
Riverbed Technology, Inc.
2016 Term Loan, 1 mo. USD LIBOR + 3.250%, 5.160%, due 04/24/22[3]	104,175	103,698
VeriFone, Inc.
2018 Term Loan B, 1 mo. USD LIBOR + 2.000%, 3.910%, due 01/31/25[3]	115,000	115,048
		567,578
Support-services—0.04%
ServiceMaster Co. 2016 Term Loan B
1 mo. USD LIBOR + 2.500%, 4.401%, due 11/08/23[3]	340,688	342,817

Telecom-integrated/services—0.04%
Frontier Communications Corp.
2017 Term Loan B1, 1 mo. USD LIBOR + 3.750%, 5.660%, due 06/15/24[3]	327,525	323,329

Telecommunication services—0.18%
Altice US Finance I Corp. 2017 Term Loan
1 mo. USD LIBOR + 2.250%, 4.151%, due 07/28/25[3]	327,525	327,014

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(concluded)
Telecommunication services—(concluded)
Consolidated Communications, Inc. 2016 Term Loan B
1 mo. USD LIBOR + 3.000%, 4.910%, due 10/04/23[3]	342,844	340,489
SBA Senior Finance II LLC, 2018 Term Loan B
1 mo. USD LIBOR + 2.000%, 3.900%, due 04/11/25[3]	144,624	144,966
Switch Ltd.
2017 Term Loan B, 1 mo. USD LIBOR + 2.250%, 4.151%, due 06/27/24[3]	124,686	125,465
Telesat Canada Term Loan B4
3 mo. USD LIBOR + 3.000%, 5.310%, due 11/17/23[3]	454,430	455,993
		1,393,927
Telecommunications—0.07%
GTT Communications, Inc.
2018 USD Term Loan B, 0.000%, due 04/26/25[16]	125,000	123,906
Numericable Group SA USD Term Loan B11
1 mo. USD LIBOR + 2.750%, 4.651%, due 07/31/25[3]	326,700	320,924
West Corp.
2018 Term Loan B1, 1 mo. USD LIBOR + 3.500%, 5.401%, due 10/10/24	35,000	35,017
2017 Term Loan, 1 mo. USD LIBOR + 4.000%, 5.901%, due 10/10/24[3]	74,813	75,348
		555,195
Wireless telecommunication services—0.08%
CenturyLink, Inc. 2017 Term Loan B
1 mo. USD LIBOR + 2.750%, 4.651%, due 01/31/25[3]	329,175	324,099
Sprint Communications, Inc. 1st Lien Term Loan B
1 mo. USD LIBOR + 2.500%, 4.438%, due 02/02/24[3]	326,700	327,517
		651,616
Total loan assignments (cost—$25,519,826)		25,623,660

Non-US government obligations—3.37%
Argentine Republic Government International Bond
2.500%, due 12/31/38[10]	735,000	479,588
Bermuda Government International Bond
4.854%, due 02/06/24[7]	200,000	208,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Non-US government obligations—(continued)
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, due 02/08/19	ARS	22,300,000	1,065,787
4.000%, due 03/06/20	ARS	43,800,000	2,242,382
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[7]	200,000		199,000
Brazilian Government International Bond
7.125%, due 01/20/37	60,000		68,400
8.250%, due 01/20/34	100,000		123,900
Colombia Government International Bond
4.000%, due 02/26/24	200,000		199,500
6.125%, due 01/18/41	220,000		248,600
8.125%, due 05/21/24	100,000		121,375
Costa Rica Government International Bond
7.158%, due 03/12/45[7]	230,000		232,935
Croatia Government International Bond
5.500%, due 04/04/23[7]	400,000		424,204
6.625%, due 07/14/20[7]	120,000		127,920
Dominican Republic International Bond
6.850%, due 01/27/45[7]	100,000		103,250
Egypt Government International Bond
6.875%, due 04/30/40[7]	100,000		95,012
Ghana Government International Bond
10.750%, due 10/14/30[7]	200,000		258,540
Hungary Government International Bond
7.625%, due 03/29/41	150,000		210,938
Indonesia Government International Bond
4.125%, due 01/15/25[7]	200,000		199,000
6.625%, due 02/17/37[7]	140,000		166,875
7.750%, due 01/17/38[7]	100,000		133,375
Israel Government International Bond
4.125%, due 01/17/48	1,600,000		1,491,808
Ivory Coast Government International Bond
5.750%, due 12/31/32[7,10]	349,650		334,790
Japan Bank for International Cooperation/Japan
2.875%, due 07/21/27	2,200,000		2,131,355
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[9]	2,000,000		1,939,944
2.625%, due 04/20/22[9]	2,500,000		2,437,318
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000		1,232,808
Kuwait International Government Bond
2.750%, due 03/20/22[9]	1,700,000		1,646,875
Mexico Government International Bond
5.750%, due 10/12/10	366,000		360,510

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Non-US government obligations—(continued)
Mongolia Government International Bond
5.625%, due 05/01/23[7]	200,000	193,986
Morocco Government International Bond
4.250%, due 12/11/22[7]	200,000	200,500
Nigeria Government International Bond
5.625%, due 06/27/22	60,000	61,050
6.750%, due 01/28/21[7]	400,000	420,152
Oman Government International Bond
5.625%, due 01/17/28[7]	200,000	190,994
Panama Government International Bond
6.700%, due 01/26/36	50,000	61,750
8.875%, due 09/30/27	80,000	109,000
Paraguay Government International Bond
6.100%, due 08/11/44[7]	200,000	217,500
Poland Government International Bond
3.250%, due 04/06/26	200,000	194,520
Qatar Government International Bond
4.500%, due 04/23/28[4,9,11]	1,700,000	1,696,777
5.103%, due 04/23/48[4,9]	1,600,000	1,585,840
Republic of South Africa Government International Bond
4.850%, due 09/27/27	200,000	193,711
5.500%, due 03/09/20	100,000	103,484
5.875%, due 05/30/22	100,000	106,564
Romanian Government International Bond
4.875%, due 01/22/24[7]	50,000	51,875
6.750%, due 02/07/22[7]	160,000	175,891
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[7]	200,000	195,188
4.875%, due 09/16/23[7]	200,000	207,000
5.000%, due 04/29/20[7]	200,000	204,250
Serbia International Bond
4.875%, due 02/25/20[7]	400,000	407,387
Slovenia Government International Bond
5.250%, due 02/18/24[7]	200,000	219,228
South Africa Government International Bond
6.875%, due 05/27/19	100,000	103,652
Sri Lanka Government International Bond
6.200%, due 05/11/27[7]	200,000	192,964
6.250%, due 07/27/21[7]	200,000	205,750
Turkey Government International Bond
5.125%, due 03/25/22	450,000	454,500
5.625%, due 03/30/21	110,000	113,442
7.375%, due 02/05/25	180,000	197,550

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Non-US government obligations—(concluded)
Uruguay Government International Bond
5.100%, due 06/18/50	197,500	194,044
Total non-US government obligations (cost—$27,359,948)		26,743,288

Municipal bonds and notes—1.38%
Education—0.09%
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.016%, due 01/01/21[15]	780,000	731,203

General obligation—0.64%
Alabama Economic Settlement Authority, Series B
3.163%, due 09/15/25	2,000,000	1,991,440
City of Chicago, Series B
7.375%, due 01/01/33	1,600,000	1,719,392
State of Illinois
5.877%, due 03/01/19	1,335,000	1,363,449
		5,074,281
Transportation—0.41%
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,285,101

Utilities—0.24%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	105,860
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,762,985
		1,868,845
Total municipal bonds and notes (cost—$10,550,857)		10,959,430

Commercial paper—0.24%
Southern Company
2.600%, due 07/23/18 (cost—$1,888,611)	1,900,000	1,888,611

Short-term US government obligation[17]—0.17%
US Treasury Bill
1.162%, due 05/24/18 (cost—$1,348,998)	1,350,000	1,348,622

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Options purchased—0.00%†
Put options—0.00%†
US Treasury Note 10 Year Futures, strike @ $108, expires 05/25/18 (Counterparty: MSCI)	514	USD	55,512,000	514
US Treasury Note 10 Year Futures, strike @ $108.5, expires 05/25/18 (Counterparty: MSCI)	816	USD	88,536,000	816
US Treasury Note 5 Year Futures, strike @ $105.5, expires 05/25/18 (Counterparty: MSCI)	304	USD	32,072,000	304
US Treasury Note 5 Year Futures, strike @ $106, expires 05/25/18 (Counterparty: MSCI)	300	USD	31,800,000	300
Total options purchased (cost—$16,484)				1,934

Swaptions purchased—0.03%
Put swaptions — 0.03%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18[4] (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	3,600,000	USD	3,600,000	164,754
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18[4] (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	1,200,000	USD	1,200,000	49,098
3 Month USD LIBOR Interest Rate Swap, strike @ 3.500%, expires 05/07/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 05/07/18	23,900,000	USD	23,900,000	0
3 Month USD LIBOR Interest Rate Swap, strike @ 2.943%, expires 08/20/18[4] (Counterparty: GSB; pay floating rate); underlying swap terminates 12/16/49	500,000	USD	500,000	38,318
Total swaptions purchased (cost—$497,294)				252,170

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Short-term investment—0.16%
Investment companies—0.16%
State Street Institutional U.S. Government Money Market Fund (cost — $1,263,086)	1,263,086	1,263,086

Investment of cash collateral from securities loaned—1.44%
Money market fund—1.44%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$11,431,390)	11,431,390	11,431,390
Total investments before investments sold short (cost—$932,234,606)[18]—116.65%		926,313,036

	Face Amount[1]
Investment sold short—(1.12)%
FNMA TBA
3.500% (proceeds—$(8,978,672))	(9,000,000)	(8,935,640)
Liabilities in excess of other assets—(15.53)%		(123,297,608)
Net assets—100.00%		$794,079,788

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	2,200	2,200,000	EUR Call/USD Put, strike @ USD 1.26	BNP	06/21/18	10,955	(3,053)	7,902
USD	2,850	2,850,000	USD Call/MXN Put, strike @ MXN 19.25	RBC	07/19/18	42,009	(59,705)	(17,696)
USD	2,850	2,850,000	USD Call/MXN Put, strike @ MXN 19.50	JPMCB	08/21/18	46,996	(62,451)	(15,455)
USD	2,400	2,400,000	USD Call/MXN Put, strike @ MXN 19.93	HSBC	06/25/18	20,280	(11,981)	8,299
						120,240	(137,190)	(16,950)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Foreign exchange options written—(concluded)

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	2,800	2,800,000	USD Put/CAD Call, strike @ CAD 1.25	GSI	06/22/18	11,771	(5,541)	6,230
						11,771	(5,541)	6,230
						132,011	(142,731)	(10,720)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	6,025,800	6,000,000	FNMA TBA, 3.500%, strike @ 100.43	JPMCB	05/07/18	16,640	(21)	16,619
USD	10,920,000	91	Treasury Note 10 Year Futures, strike @ 120.00	MSCI	05/25/18	23,161	(24,172)	(1,011)
						39,801	(24,193)	15,608

Credit default swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Buy/sell protection	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	10,900	10,900,000	CDX North American Investment Grade 29 Index, strike @ 0.800%, terminating 12/20/22	CSI	Sell	05/16/18	15,215	(1,319)	13,896
USD	5,400	5,400,000	CDX North American Investment Grade 30 Index, strike @ 0.800%, terminating 06/20/23	BNP	Sell	06/20/18	9,180	(3,435)	5,745
USD	1,500	1,500,000	CDX North American Investment Grade 30 Index, strike @ 0.850%, terminating 06/20/23	CITI	Sell	07/18/18	1,531	(1,199)	332
USD	1,600	1,600,000	CDX North American Investment Grade 30 Index, strike @ 0.900%, terminating 06/20/23	BNP	Sell	06/20/18	2,410	(699)	1,711
USD	1,000	1,000,000	CDX North American Investment Grade 30 Index, strike @ 0.900%, terminating 06/20/23	JPMCB	Sell	06/20/18	1,196	(437)	759
USD	700	700,000	CDX North American Investment Grade 30 Index, strike @ 0.900%, terminating 06/20/23	BOA	Sell	06/20/18	770	(306)	464
USD	400	400,000	CDX North American Investment Grade 30 Index, strike @ 0.900%, terminating 06/20/23	CITI	Sell	06/20/18	470	(175)	295
USD	1600	1,600,000	CDX North American Investment Grade 30 Index, strike @ 0.950%, terminating 06/20/23	DB	Sell	07/18/18	2,660	(910)	1750
							33,432	(8,480)	24,952

Interest rate swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	2,400	2,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.750%, terminating 12/16/24	GSB	Pay	12/12/19	26,182	(55,273)	(29,091)
USD	15,800	15,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(165,331)	187,229
USD	5,100	5,100,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GSB	Pay	08/20/18	113,591	(53,367)	60,224
							492,333	(273,971)	218,362

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
240	EUR	Put Options on Euro Bund Futures 05/25/18, strike @ EUR 140	May 2018	3,147	2,898	(249)
94	EUR	Put Options on Euro Bund Futures 05/25/18, strike @ EUR 141	May 2018	1,233	1,135	(98)
34	EUR	Call Options on Euro Oat Futures 05/25/18, strike @ EUR 170	May 2018	446	411	(35)
257	EUR	Call Options on Euro Oat Futures 05/25/18, strike @ EUR 168.5	May 2018	3,370	3,103	(267)
226	EUR	German Euro Bund Futures	June 2018	43,151,554	43,322,928	171,374
2	USD	Australian Dollar Futures	June 2018	157,678	150,600	(7,078)
4	USD	British Pound Futures	June 2018	349,216	344,400	(4,816)
2	USD	Canadian Dollar Futures	June 2018	156,152	155,880	(272)
US Treasury futures buy contracts:
1,733	USD	US Treasury Note 10 Year Futures	June 2018	208,264,447	207,310,125	(954,322)
118	USD	US Treasury Note 2 Year Futures	June 2018	25,020,967	25,021,531	564
819	USD	US Treasury Note 5 Year Futures	June 2018	93,367,929	92,962,899	(405,030)
				370,476,139	369,275,910	(1,200,229)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures sell contracts:
121	AUD	Australian Bond 10 Year Futures	June 2018	(11,669,834)	(11,650,419)	19,415
77	CAD	Canada Government Bond 10 Year Futures	June 2018	(7,836,917)	(7,883,212)	(46,295)
90	EUR	Call Options on Euro Bund Futures 05/25/18, strike @ EUR 158.5	May 2018	(38,308)	(73,905)	(35,597)
42	EUR	Call Options on Euro Bund Futures 05/25/18, strike @ EUR 159.5	May 2018	(15,679)	(11,158)	4,521
154	EUR	Call Options on Euro Bund Futures 05/25/18, strike @ EUR 159	May 2018	(78,708)	(76,248)	2,460
91	EUR	Put Options on Euro Bund Futures 05/25/18, strike @ EUR 158	May 2018	(35,300)	(31,868)	3,432
42	EUR	German Euro Buxl 30 Year Futures	June 2018	(8,399,054)	(8,294,616)	104,438
54	EUR	German Euro Schatz Futures	June 2018	(7,290,621)	(7,298,020)	(7,399)
97	EUR	Italian Government Bond Futures	June 2018	(15,932,553)	(16,283,237)	(350,684)
370	EUR	Mid-Term Euro-OAT Futures	June 2018	(67,826,130)	(68,724,135)	(898,005)
92	USD	90-Day Eurodollar Futures	June 2020	(22,360,566)	(22,310,000)	50,566
41	USD	90-Day Eurodollar Futures	September 2020	(9,953,790)	(9,941,475)	12,315
2	USD	Euro Fx Futures with American Style Options	June 2018	(310,750)	(303,075)	7,675
US Treasury futures sell contracts:
121	USD	US Long Bond Futures	June 2018	(17,150,886)	(17,405,094)	(254,208)
53	USD	US Treasury Note 10 Year Futures	June 2018	(6,359,232)	(6,340,125)	19,107
29	USD	US Ultra Long Treasury Bond Futures	June 2018	(4,482,052)	(4,556,625)	(74,573)
53	USD	US Ultra Treasury Note 10 Year Futures	June 2018	(6,772,444)	(6,778,203)	(5,759)
				(186,512,824)	(187,961,415)	(1,448,591)
						(2,648,820)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	AUD	132,000	USD	101,069	05/15/18	1,691
BB	NOK	2,650,000	USD	344,584	05/15/18	14,124
BNP	TWD	236,751,686	USD	8,191,250	06/20/18	162,921
BNP	USD	1,096,000	TWD	31,690,840	06/20/18	(21,353)
BOA	SEK	8,920,000	USD	1,092,987	05/15/18	73,438
BOA	USD	1,872,046	CAD	2,420,000	05/03/18	12,838
BOA	USD	713,686	GBP	507,000	05/03/18	(15,669)
BOA	USD	3,079,602	JPY	325,100,000	05/15/18	(103,325)
BOA	USD	5,435,079	SEK	44,940,000	05/15/18	(298,473)
CITI	AUD	1,702,000	USD	1,325,955	05/15/18	44,576
CITI	GBP	15,579,000	USD	21,563,657	06/04/18	84,900
CITI	MXN	15,189,000	USD	807,394	05/10/18	(3,884)
CITI	USD	352,007	EUR	285,000	05/03/18	(7,841)
CITI	USD	21,533,905	GBP	15,579,000	05/03/18	(85,371)
CITI	USD	310,653	INR	20,439,741	06/20/18	(5,959)
CITI	USD	854,000	KRW	907,827,620	06/20/18	(2,871)
CITI	USD	1,386,330	MXN	25,824,000	05/10/18	(7,012)
CITI	USD	1,087,000	TWD	31,428,431	06/20/18	(21,251)
CSI	EUR	12,540,000	USD	15,562,955	05/03/18	419,655
CSI	USD	3,549,970	KRW	3,831,273,600	06/20/18	42,021
DB	EUR	10,744,000	USD	13,119,305	06/04/18	115,201
DB	USD	13,089,415	EUR	10,744,000	05/03/18	(114,964)
DB	USD	1,186,056	SEK	9,960,000	05/15/18	(47,636)
DB	USD	1,743,454	TWD	50,511,350	06/20/18	(30,597)
GSI	CAD	16,469,000	USD	12,828,322	05/03/18	985
GSI	JPY	921,900,000	USD	8,653,186	05/15/18	213,231
GSI	MYR	2,596,159	USD	660,768	06/20/18	77
GSI	USD	12,836,671	CAD	16,469,000	06/04/18	(800)
GSI	USD	4,559,415	EUR	3,695,000	05/03/18	(97,334)
GSI	USD	12,273,925	JPY	1,293,700,000	05/15/18	(430,156)
GSI	USD	1,616,000	KRW	1,736,851,057	06/20/18	12,376
GSI	USD	1,708,000	KRW	1,812,529,600	06/20/18	(8,672)
GSI	USD	1,198,000	TWD	34,622,200	06/20/18	(23,950)
HSBC	AUD	11,709,000	USD	9,276,982	05/15/18	461,664
HSBC	GBP	16,581,000	USD	23,604,778	05/03/18	776,731
HSBC	KRW	12,465,398,720	USD	11,531,892	06/20/18	(154,980)
HSBC	USD	5,790,186	AUD	7,365,000	05/15/18	(245,322)
HSBC	USD	3,880,801	KRW	4,190,295,300	06/20/18	47,789
HSBC	USD	646,819	MXN	12,269,000	05/10/18	8,495
HSBC	USD	1,828,622	TWD	52,774,320	06/20/18	(39,028)
JPMCB	EUR	2,184,000	USD	2,672,535	05/03/18	35,137
JPMCB	JPY	753,400,000	USD	7,171,394	05/15/18	274,048

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
JPMCB	MXN	12,746,340	USD	684,000	08/23/18	14,196
JPMCB	NOK	7,185,000	USD	935,025	05/15/18	39,042
JPMCB	NZD	227,000	USD	164,484	05/03/18	4,768
JPMCB	SEK	17,895,000	USD	2,193,308	05/15/18	147,924
JPMCB	USD	3,698,445	AUD	4,706,000	05/15/18	(155,454)
JPMCB	USD	3,523,614	CAD	4,545,000	05/03/18	16,385
JPMCB	USD	7,530,336	CAD	9,504,000	05/03/18	(127,881)
JPMCB	USD	691,269	GBP	495,000	05/03/18	(9,774)
JPMCB	USD	14,469,472	JPY	1,527,600,000	05/15/18	(484,359)
JPMCB	USD	1,255,165	NOK	9,915,000	05/15/18	(18,746)
JPMCB	USD	8,699,301	SEK	71,975,000	05/15/18	(472,617)
JPMCB	USD	1,232,000	TWD	35,610,960	06/20/18	(24,420)
JPMCB	USD	124,092	ZAR	1,514,000	05/08/18	(2,715)
RBS	MXN	13,497,700	USD	730,000	07/23/18	17,345
						(20,856)

Centrally cleared credit default swap agreements on corporate issues—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
Berkshire Hathaway, Inc. bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	Quarterly	1.000	(13,273)	47,842	34,569
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	65,278	33,243	98,521
MetLife, Inc. bond, 4.75%, due 02/08/21	USD	1,900	12/20/21	Quarterly	1.000	16,572	43,973	60,545
Tesco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	Quarterly	1.000	117,181	48,972	166,153
Verizon Communications Inc, bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(29,169)	33,727	4,558
						156,589	207,757	364,346

Centrally cleared credit default swap agreements on credit indices—buy protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized depreciation ($)
CDX North America High Yield 29 Index	USD	4,600	12/20/22	Quarterly	1.000	356,138	(361,584)	(5,446)
CMBX.NA.AAA.8 Index	USD	4,229	06/20/21	Quarterly	1.000	106,039	(330,163)	(224,124)
						462,177	(691,747)	(229,570)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized depreciation ($)
CDX North America High Yield 29 Index	USD	23,300	12/20/22	Quarterly	1.000	(458,124)	499,789	41,665
CDX North America High Yield 30 Index	USD	1,000	06/20/23	Quarterly	5.000	(58,909)	74,886	15,977
CDX North America High Yield 30 Index	USD	133,800	06/20/23	Quaterly	1.000	(2,292,644)	2,632,708	340,064
5Y Markit CDX North American Investment Grade 27 Index	USD	40,600	06/20/22	Quarterly	1.000	(663,925)	846,171	182,246
						(3,473,602)	4,053,554	579,952

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio[19] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
CAD	500	12/16/46	Semi-Annual	1.750	3 Month Canadian Bankers Acceptance Rate	81,558	87,857
EUR	5,900	07/04/42	Annual	6 Month EURIBOR	1.501	(40,810)	(64,592)
GBP	10,500	09/19/23	Semi-Annual	1.500	6 Month EURIBOR	(54,875)	(52,684)
GBP	2,600	06/20/28	Semi-Annual	1.500	6 Month EURIBOR	28,010	(54,768)
GBP	9,600	09/19/28	Semi-Annual	1.500	6 Month EURIBOR	137,874	(88,731)
GBP	4,900	06/20/48	Semi-Annual	1.500	6 Month EURIBOR	269,044	91,340
JPY	3,620,000	03/18/26	Semi-Annual	0.300	6 Month EURIBOR	(202,757)	(26,937)
JPY	3,180,000	03/18/26	Semi-Annual	0.300	6 Month EURIBOR	(177,627)	6,394
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month EURIBOR	(7,380)	19,880
JPY	10,000	01/18/28	Semi-Annual	0.354	6 Month EURIBOR	(538)	(639)
JPY	120,000	01/25/28	Semi-Annual	0.285	6 Month EURIBOR	1,262	(7,110)
JPY	20,000	02/08/28	Semi-Annual	0.351	6 Month EURIBOR	(963)	(963)
JPY	40,000	02/13/28	Semi-Annual	0.301	6 Month EURIBOR	(75)	(2,547)
JPY	50,000	02/16/28	Semi-Annual	0.354	6 Month EURIBOR	(2,475)	(2,475)
JPY	310,000	03/20/28	Semi-Annual	0.300	6 Month EURIBOR	2,062	(19,669)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Payments received by the Portfolio[19] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
JPY	20,000	06/18/28	Semi-Annual	0.380	6 Month EURIBOR	(989)	(1,308)
JPY	230,000	06/18/28	Semi-Annual	0.399	6 Month EURIBOR	(15,360)	(15,167)
USD	41,900	12/05/19	Semi-Annual	3 Month USD LIBOR	1.958	(263,126)	(263,126)
USD	4,400	12/16/20	Quarterly	2.000	3 Month USD LIBOR	69,575	110,639
USD	940	12/07/27	Quarterly	2.426	3 Month USD LIBOR	37,858	37,400
USD	930	12/07/27	Quarterly	2.432	3 Month USD LIBOR	35,013	34,574
USD	13,500	12/20/27	Quarterly	2.500	3 Month USD LIBOR	481,682	815,563
USD	920	03/16/28	Quarterly	2.899	3 Month USD LIBOR	4,735	4,277
USD	13,700	06/20/28	Quarterly	2.250	3 Month USD LIBOR	873,042	116,630
						1,254,740	723,838

Credit default swap agreements on corporate issues—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	Quarterly	1.000	72,437	6,664	79,101
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	Quarterly	1.000	86,912	7,689	94,601
							159,349	14,353	173,702

Credit default swap agreements on credit indices—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	Monthly	0.500	237,035	4,106	241,141

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	196,405,798	—	196,405,798
Government national mortgage association certificates	—	19,553	—	19,553
Federal home loan mortgage corporation certificates	—	4,347,825	—	4,347,825
Federal housing administration certificates	—	6,047	—	6,047
Federal national mortgage association certificates	—	116,519,263	13,820	116,533,083
Collateralized mortgage obligations	—	104,606,064	—	104,606,064
Asset-backed securities	—	94,567,196	—	94,567,196
Corporate notes	—	330,315,279	—	330,315,279
Loan assignments	—	25,623,660	—	25,623,660
Non-US government obligations	—	26,743,288	—	26,743,288
Municipal bonds and notes	—	10,959,430	—	10,959,430
Commercial paper	—	1,888,611	—	1,888,611
Short-term US government obligation	—	1,348,622	—	1,348,622
Options purchased	1,934	—	—	1,934
Swaptions purchased	—	252,170	—	252,170
Short-term investment	—	1,263,086	—	1,263,086
Investment of cash collateral from securities loaned	—	11,431,390	—	11,431,390
Futures contracts	395,867	—	—	395,867
Forward foreign currency contracts	—	3,041,558	—	3,041,558
Swap agreements	—	6,301,485	—	6,301,485
Total	397,801	935,640,325	13,820	936,051,946

Liabilities
Investment sold short	—	(8,935,640)	—	(8,935,640)
Foreign exchange options written	—	(142,731)	—	(142,731)
Options written	(24,172)	(21)	—	(24,193)
Credit default swaptions written	—	(8,480)	—	(8,480)
Interest rate swaptions written	—	(273,971)	—	(273,971)
Futures contracts	(3,044,687)	—	—	(3,044,687)
Forward foreign currency contracts	—	(3,062,414)	—	(3,062,414)
Swap agreements	—	(1,458,722)	—	(1,458,722)
Total	(3,068,859)	(13,881,979)	—	(16,950,838)

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2018:

	Federal housing administration certificates	Federal national mortgage association certificates	Total
Beginning balance	$7,700	$14,454	$22,154
Purchases	—	—	—
Sales	(1,658)	(832)	(2,490)
Accrued discounts/(premiums)	(36)		(36)
Total realized gain/(loss)	(43)		(43)
Net change in unrealized appreciation/depreciation	84	198	282
Transfers into Level 3	—	—	—
Transfers out of Level 3	(6,047)	—	(6,047)
Ending balance	$—	$13,820	$13,820

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018, was $116.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.005%.

1	In US dollars unless otherwise indicated.

2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

4	Illiquid investment at the period end.

5	Security is being fair valued by a valuation committee under the direction of the board of trustees.

6	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

7

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

9

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

11	Security, or portion thereof, was on loan at the period end.

12	Perpetual investment. Date shown reflects the next call date.

13	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

14	Bond interest in default.

15	Rate shown reflects annualized yield at the period end on zero coupon bond.

16	Position is unsettled. Contract rate was not determined at April 30, 2018 and does not take effect until settlement.

17	Rate shown is the discount rate at the date of purchase unless otherwise noted.

18	Includes $11,199,824 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $11,431,390.

19	Payments made or received are based on the notional amount.

20

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

21

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—98.57%
Alabama—1.15%
Alabama Federal Aid Highway Finance Authority, Series A
5.000%, due 09/01/29	2,000,000	2,378,920
Lower Alabama Gas District Gas Project Revenue, Series A
5.000%, due 09/01/31	1,500,000	1,736,250
		4,115,170
Alaska—0.45%
City of Anchorage AK Wastewater Revenue Refunding, Series B
5.000%, due 05/01/31	1,395,000	1,621,939

Arizona—1.29%
Maricopa County Industrial Development Authority (Banner Health Obligation Group), Series A
5.000%, due 01/01/31	3,000,000	3,447,270
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,160,180
		4,607,450
Arkansas—0.44%
University of Arkansas, (Fayetteville Campus), Series A
5.000%, due 11/01/29	1,385,000	1,578,983

California—4.53%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,364,783
California State
5.000%, due 09/01/23	1,000,000	1,116,340
5.000%, due 12/01/24	2,000,000	2,285,760
5.000%, due 08/01/30	1,000,000	1,169,800
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	1,975,908
California State Public Works Board Lease Revenue Refunding, Series H
5.000%, due 12/01/23	1,205,000	1,372,423
Los Angeles Department of Airports (Los Angeles International Airport), Series A, AMT
5.000%, due 05/15/32	2,000,000	2,204,320
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A
5.000%, due 07/01/28	1,845,000	2,040,902
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,127,260
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,411,249

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
University of California Revenue Unrefunded General, Series Q
5.250%, due 05/15/23	110,000	110,307
		16,179,052
Colorado—2.80%
Denver City & County Airport Revenue Subseries A, AMT
5.500%, due 11/15/26	7,000,000	7,913,150
University of Colorado Revenue Refunding, Series A-2
5.000%, due 06/01/30	1,750,000	2,099,685
		10,012,835
Connecticut—1.47%
Connecticut State (Gaap Conversion Bonds - 2013), Series A
5.000%, due 10/15/25	2,900,000	3,157,723
Hartford County Metropolitan District Revenue (Green Bonds), Series A
5.000%, due 11/01/29	1,870,000	2,086,957
		5,244,680
District of Columbia—1.43%
Metropolitan Washington, Airport Authority Airport System Revenue, AMT
5.000%, due 10/01/28	2,500,000	2,907,375
Metropolitan Washington, Airport Authority Airport System Revenue, Series A, AMT
5.000%, due 10/01/22	2,000,000	2,214,740
		5,122,115
Florida—4.13%
Broward Port Facilities Revenue Refunding, Series B, AMT
5.000%, due 09/01/21	2,000,000	2,162,760
Citizens Property Insurance Corp. Revenue, Series A-1
5.000%, due 06/01/25	7,000,000	7,964,600
JEA Electric System Revenue, Series A
5.000%, due 10/01/24	1,200,000	1,349,700
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,122,770
Orange County Florida Tourist Development Tax Revenue Refunding, Series B
5.000%, due 10/01/30	1,885,000	2,166,468
		14,766,298
Georgia—2.21%
Atlanta Development Authority Revenue Senior Lien, Series A-1
5.000%, due 07/01/32	2,000,000	2,269,840

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project), Series A
5.000%, due 04/01/36	1,000,000	1,113,170
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project), Series A
5.000%, due 07/01/27	1,500,000	1,741,665
Main Street Natural Gas, Inc. Revenue,
Series A,
5.500%, due 09/15/28	1,500,000	1,792,110
Series B,
1 mo. USD LIBOR +0.750%,
2.008%, due 04/01/48[1]	1,000,000	996,830
		7,913,615
Illinois—10.37%
Chicago O’Hare International Airport Revenue Refunding, Series A, AMT
5.000%, due 01/01/29	2,500,000	2,763,300
Chicago O’Hare International Airport Revenue Senior Lien, Series B
5.000%, due 01/01/35	1,750,000	1,942,430
Chicago O’Hare International Airport Revenue, Series A, AMT
5.000%, due 01/01/23	1,150,000	1,244,151
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,404,242
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,829,950
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,329,970
Illinois Finance Authority Revenue University of Chicago, Series A
5.000%, due 10/01/29	2,440,000	2,654,232
Illinois Municipal Electric Agency Power Supply System Revenue Refunding, Series A
5.000%, due 02/01/32	2,500,000	2,783,775
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior, Series A-1
5.000%, due 01/01/25	1,250,000	1,309,987
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	5,000,000	5,499,750
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,859,475
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,345,720

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,091,190
		37,058,172
Indiana—1.55%
Indiana Finance Authority Revenue Refunding (Stadium Project), Series A
5.250%, due 02/01/35	1,000,000	1,150,450
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care, Series A
5.000%, due 01/01/30	2,055,000	2,277,927
Whiting City Revenue (BP Products North America, Inc. Project), AMT
5.000%, due 11/01/47	1,840,000	2,122,642
		5,551,019
Kentucky—1.59%
Kentucky Public Energy Authority Revenue, Series A
4.000%, due 04/01/48	3,250,000	3,442,953
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,248,519
		5,691,472
Louisiana—3.01%
East Baton Rouge Sewerage Commission Revenue Refunding, Series B
5.000%, due 02/01/28	1,000,000	1,135,020
New Orleans Aviation Board Revenue, Series B (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,674,165
State of Louisiana State Highway Improvement Revenue, Series A
5.000%, due 06/15/29	3,500,000	3,915,555
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,022,320
		10,747,060
Maryland—0.76%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds, Series A, AMT
5.000%, due 03/31/24	1,000,000	1,077,560
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,653,420
		2,730,980
Massachusetts—4.01%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A
5.000%, due 06/15/23	2,500,000	2,777,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Educational Financing Authority, Series K, AMT
5.000%, due 07/01/22	2,500,000	2,711,575
Massachusetts State College Building Authority Revenue Refunding, Series B
5.000%, due 05/01/29	2,500,000	2,749,350
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series B
5.000%, due 08/15/28	3,000,000	3,313,200
Massachusetts State, Series B
5.000%, due 08/01/22	2,500,000	2,783,350
		14,334,775
Michigan—2.74%
Detroit Sewer Disposal Revenue Senior Lien, Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,587,650
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien, Series D
5.000%, due 07/01/26	1,100,000	1,249,677
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,669,348
Michigan State Finance Authority Revenue Refunding (Detroit School District), Series A
5.000%, due 05/01/22	1,485,000	1,620,075
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage), Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,670,295
		9,797,045
Minnesota—0.29%
Minneapolis-St Paul Metropolitan Airports Commission Senior Revenue, Series C
5.000%, due 01/01/34	900,000	1,034,919

Missouri—3.66%
City of Kansas City, Missouri Airport Revenue, Series A, AMT
5.000%, due 09/01/23	5,000,000	5,442,050
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project, Series A
5.000%, due 12/01/25	2,300,000	2,618,159
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth, Series A
5.000%, due 11/15/34	2,000,000	2,208,340
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,141,100

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care, Series A
5.000%, due 06/01/27	1,500,000	1,669,110
		13,078,759
Nebraska—1.96%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,220,961
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2, Series A
5.000%, due 01/01/30	2,500,000	2,774,375
		6,995,336
Nevada—0.83%
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	2,976,804

New Jersey—5.87%
New Jersey Economic Development Authority Revenue Refunding,
Series WW,
5.250%, due 06/15/31	2,100,000	2,273,313
Series XX,
5.000%, due 06/15/26	1,600,000	1,736,368
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co., Series C, AMT
5.100%, due 06/01/23	1,000,000	1,053,210
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,683,375
New Jersey State Higher Education Assistance Authority Revenue, Series 1A, AMT
5.000%, due 12/01/18	1,000,000	1,017,160
5.000%, due 12/01/21	2,550,000	2,746,120
New Jersey Turnpike Authority Revenue, Series E
5.000%, due 01/01/30	1,350,000	1,588,626
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding, Series A
5.000%, due 06/01/34	8,000,000	8,868,240
		20,966,412
New York—11.21%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1
5.000%, due 11/15/29	2,500,000	2,814,350
Metropolitan Transportation Authority Revenue Refunding, Series D
5.000%, due 11/15/30	1,500,000	1,725,645
Nassau County New York Industrial Development, Series B
5.000%, due 10/01/21	4,045,000	4,409,900

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding, Series DD
5.000%, due 06/15/29	1,500,000	1,699,695
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,707,500
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series B,
5.000%, due 02/01/23	1,500,000	1,611,735
Subseries I,
5.000%, due 05/01/23	2,435,000	2,746,144
New York City,
Series E
5.000%,due 08/01/24	3,065,000	3,420,417
Series H
5.000%, due 08/01/25	2,990,000	3,380,913
New York State Dorm Authority State Personal Income Tax Revenue General Purpose, Series C
5.000%, due 03/15/25	2,320,000	2,502,978
New York State Dorm Authority State University Dormitory Facilities, Series A
5.000%, due 07/01/34	2,500,000	2,863,425
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds, Series E
5.000%, due 03/15/31	2,000,000	2,222,020
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment), Series A, AMT
5.000%, due 07/01/34	1,000,000	1,083,050
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association), AMT
5.000%, due 01/01/22	1,500,000	1,623,900
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth), AMT
5.000%, due 09/01/22	2,400,000	2,647,848
Triborough Bridge & Tunnel Authority Revenue, Subseries 2003B-2
1 mo. USD LIBOR + 0.350%,
1.612%, due 01/01/33[1]	1,500,000	1,501,605
TSASC, Inc. Tobacco Settlement Bonds, Series A
5.000%, due 06/01/34	1,000,000	1,097,840
		40,058,965
North Carolina—0.87%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,678,890

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Turnpike Authority Senior Lien (AGM Insured)
5.000%, due 01/01/26	1,250,000	1,434,738
		3,113,628
Oregon—0.73%
Oregon State Facilities Authority Revenue Refunding (Legacy Health Project), Series A
5.000%, due 06/01/32	2,300,000	2,604,934

Pennsylvania—4.10%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,071,840
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,692,420
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,689,570
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue, Series B
5.000%, due 06/01/28	2,000,000	2,251,460
Pennsylvania Turnpike Commission Turnpike Revenue, Series B
5.000%, due 12/01/32	1,250,000	1,402,150
Philadelphia Airport Revenue, Series B, AMT
5.000%, due 07/01/32	1,250,000	1,416,812
Philadelphia School District Prerefunded, Series F
5.000%, due 09/01/30	10,000	11,812
Philadelphia School District Refunding, Series E
5.000%, due 09/01/18	1,000,000	1,009,560
Philadelphia School District Unrefunded, Series F
5.000%, due 09/01/30	2,640,000	2,970,581
Philadelphia School District, Series A
5.000%, due 09/01/31	1,000,000	1,140,230
		14,656,435
Rhode Island—1.09%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	3,901,065

South Carolina—0.77%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,737,150

Tennessee—0.49%
Tennessee Energy Acquisition Corp. Gas Revenue, Series A
5.250%, due 09/01/26	1,500,000	1,730,355

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—13.78%
Arlington City, Texas Special Tax Revenue Senior Lien (AGM Insured)
5.000%, due 02/15/31	1,500,000	1,686,810
Arlington Independent School District School Building Bond, Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,569,666
5.000%, due 02/15/26	1,295,000	1,446,955
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A
5.000%, due 01/01/35	1,100,000	1,208,823
Central Texas Turnpike System, Series C
5.000%, due 08/15/31	2,000,000	2,195,060
City of Brownsville, Texas Utilities System Revenue, Series A
5.000%, due 09/01/28	2,225,000	2,452,996
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,233,837
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,802,975
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,824,600
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,177,760
El Paso Texas
5.000%, due 08/15/34	2,000,000	2,278,860
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,269,620
Harris County Toll Road Authority Revenue Refunding Senior Lien, Series A
5.000%, due 08/15/29	2,025,000	2,394,441
Harris County-Houston Sports Authority Revenue Refunding Senior Lien, Series A
5.000%, due 11/15/29	1,000,000	1,109,120
Houston Airport System Revenue Refunding, Series B
5.000%, due 07/01/29	2,000,000	2,371,220
Houston Utility System Revenue First Lien, Series D
5.000%, due 11/15/29	2,000,000	2,178,820
Love Field Airport Modernization Corp. General Airport Revenue, AMT
5.000%, due 11/01/35	1,700,000	1,873,944
North Texas Tollway Authority Revenue Refunding, Series A
5.000%, due 01/01/31	2,750,000	3,076,342
5.000%, due 01/01/34	2,775,000	3,060,242
Socorro Independent School District Refunding, Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,453,881

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital), Series B
5.000%, due 11/15/32	1,000,000	1,133,470
University of Houston Revenue Refunding, Series C
5.000%, due 02/15/29	2,000,000	2,302,800
West Travis County Public Utility Agency Revenue (BAM Insured)
5.000%, due 08/15/30	1,000,000	1,162,770
		49,265,012
Virginia—2.09%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,375,750
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College), Series C
5.000%, due 02/01/31	2,825,000	3,292,198
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project), AMT
5.000%, due 07/01/34	1,700,000	1,815,243
		7,483,191
Washington—3.99%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds), Series S-1
5.000%, due 11/01/26	1,000,000	1,190,320
Energy Northwest Project 1 Electric Revenue Refunding, Series A
5.000%, due 07/01/26	1,000,000	1,104,500
Energy Northwest Revenue Refunding, Series A
5.000%, due 07/01/32	3,000,000	3,539,460
Port of Seattle Revenue Refunding, AMT
5.500%, due 12/01/22	500,000	547,155
Port of Seattle Revenue, Series C, AMT
5.000%, due 04/01/32	1,955,000	2,143,286
Washington State, Series A-1
5.000%, due 08/01/31	5,000,000	5,741,500
		14,266,221
Wisconsin—2.91%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,666,980
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,112,560
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,251,070

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health), Series A
5.000%, due 12/01/26	1,175,000	1,334,307
WPPI Energy Power Supply Revenue, Series A
5.000%, due 07/01/32	2,760,000	3,045,770
		10,410,687
Total municipal bonds and notes (cost—$351,153,572)		352,352,533

	Number of Shares
Short-term investment—0.09%
Investment companies—0.09%
State Street Institutional U.S. Government Money Market Fund (cost—$331,649)	331,649	331,649
Total investments (cost—$351,485,221)—98.66%		352,684,182
Other assets in excess of liabilities—1.34%		4,772,143
Net assets—100.00%		$357,456,325

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	352,352,533	—	352,352,533
Short-term investment	—	331,649	—	331,649
Total	—	352,684,182	—	352,684,182

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

1                           Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—51.98%
Argentina—1.02%
Argentine Republic Government International Bond
6.875%, due 04/22/21	USD	225,000	236,137
6.875%, due 01/11/48	USD	187,000	166,150
European Financial Stability Facility
0.400%, due 05/31/26[1]	EUR	3,290,000	3,906,991
			4,309,278
Australia—1.38%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	300,000	213,231
4.250%, due 04/21/26[1]	AUD	4,050,000	3,386,995
5.750%, due 07/15/22[1]	AUD	2,600,000	2,224,751
			5,824,977
Austria—0.66%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,2]	EUR	2,200,000	2,805,937

Belgium—0.97%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	1,250,000	1,799,366
5.000%, due 03/28/35[1,2]	EUR	1,200,000	2,296,678
			4,096,044
Canada—2.03%
Canadian Government Bond
1.750%, due 03/01/23	CAD	3,500,000	2,680,030
5.000%, due 06/01/37	CAD	650,000	708,366
5.750%, due 06/01/33	CAD	910,000	1,013,555
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,047,239

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—(continued)
Canada—(concluded)
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,118,137
			8,567,327
Chile—0.25%
Chile Government International Bond
1.440%, due 02/01/29	EUR	876,000	1,053,890

Colombia—0.05%
Colombia Government International Bond
5.000%, due 06/15/45	USD	216,000	213,840

Cyprus—0.24%
Cyprus Government International Bond
3.750%, due 07/26/23[1]	EUR	770,000	1,022,651

Denmark—0.43%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,794,724

Egypt—0.13%
Egypt Government International Bond
4.750%, due 04/16/26[2]	EUR	230,000	276,900
5.625%, due 04/16/30[2]	EUR	220,000	262,484
			539,384
France—0.21%
French Republic Government Bond OAT
4.000%, due 04/25/55[1]	EUR	450,000	886,046

Germany—1.31%
Bundesrepublik Deutschland Bundesanleihe
0.250%, due 02/15/27[1]	EUR	529,840	629,861
0.500%, due 02/15/26[1]	EUR	1,604,000	1,964,689

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—(continued)
Germany—(concluded)
4.750%, due 07/04/34[1]	EUR	1,550,000	2,957,217
			5,551,767
Greece—0.20%
Hellenic Republic Government Bond
3.375%, due 02/15/25[1,2]	EUR	704,000	845,180

Hungary—1.13%
Hungary Government Bond
1.750%, due 10/26/22	HUF	530,000,000	2,080,685
7.500%, due 11/12/20	HUF	455,000,000	2,057,670
Hungary Government International Bond
5.375%, due 03/25/24	USD	600,000	645,000
			4,783,355
Indonesia—1.00%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,950,000	1,896,375
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	32,042,000,000	2,317,503
			4,213,878
Ireland—0.30%
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	1,030,000	1,275,000

Italy—3.09%
Italy Buoni Poliennali Del Tesoro
2.050%, due 08/01/27	EUR	3,550,000	4,418,555
4.750%, due 09/01/21	EUR	3,700,000	5,148,291
5.000%, due 09/01/40[1]	EUR	2,100,000	3,516,777
			13,083,623
Japan—17.12%
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	1,852,950,000	17,077,243
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	405,100,000	5,212,865
2.400%, due 03/20/48	JPY	134,250,000	1,769,062
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	200,000,000	2,271,515
2.300%, due 12/20/36	JPY	386,850,000	4,684,770

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—(continued)
Japan—(concluded)
2.300%, due 03/20/39	JPY	201,500,000	2,471,195
Japan Government Twenty Year Bond
0.700%, due 03/20/37	JPY	463,100,000	4,397,840
2.100%, due 09/20/29	JPY	435,600,000	4,873,245
2.200%, due 09/20/26	JPY	1,195,150,000	12,939,259
Japan Government Two Year Bond
0.100%, due 09/15/19	JPY	1,819,850,000	16,701,269
			72,398,263
Malaysia—0.25%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	4,100,000	1,055,174

Mexico—0.61%
Mexican Bonos
5.750%, due 03/05/26	MXN	28,950,000	1,392,012
Mexico Government International Bond
4.125%, due 01/21/26	USD	1,180,000	1,175,280
			2,567,292
Netherlands—0.61%
Netherlands Government Bond
1.750%, due 07/15/23[1,2]	EUR	850,000	1,118,875
4.000%, due 01/15/37[1,2]	EUR	800,000	1,456,341
			2,575,216
New Zealand—0.03%
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	181,000	115,687

Oman—0.27%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	1,200,000	1,117,560

Poland—1.09%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,257,073
Republic of Poland Government International Bond
1.500%, due 09/09/25[1]	EUR	500,000	627,197

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—(continued)
Poland—(concluded)
3.000%, due 03/17/23	USD	2,750,000	2,704,625
			4,588,895
Portugal—1.06%
Portugal Obrigacoes do Tesouro OT
2.250%, due 04/18/34[1,2]	EUR	250,000	302,391
4.125%, due 04/14/27[1,2]	EUR	2,850,000	4,197,117
			4,499,508
Qatar—0.46%
Qatar Government International Bond
2.375%, due 06/02/21[1]	USD	900,000	866,250
3.875%, due 04/23/23[2,3]	USD	390,000	388,382
5.103%, due 04/23/48[2,3]	USD	680,000	673,982
			1,928,614
Russia—0.10%
Russian Federal Bond - OFZ
8.150%, due 02/03/27	RUB	26,050,000	440,245

Saudi Arabia—0.06%
Saudi Government International Bond
4.500%, due 10/26/46[1]	USD	300,000	271,090

Slovenia—0.13%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	510,000	559,032

South Africa—0.48%
Republic of South Africa Government Bond
6.500%, due 02/28/41	ZAR	33,700,000	2,047,557

South Korea—1.67%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,704,146
5.750%, due 09/10/18	KRW	1,426,460,000	1,354,514
			7,058,660
Spain—2.89%
Spain Government Bond
1.400%, due 01/31/20	EUR	1,700,000	2,116,059
1.500%, due 04/30/27[1,2]	EUR	1,800,000	2,239,494
2.700%, due 10/31/48[1,2]	EUR	3,278,000	4,253,472
2.900%, due 10/31/46[1,2]	EUR	170,000	231,704
4.900%, due 07/30/40[1,2]	EUR	1,100,000	1,993,698

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Government debt securities—(concluded)
Spain—(concluded)
5.850%, due 01/31/22[1,2]	EUR	950,000	1,398,520
			12,232,947
Sri Lanka—0.08%
Sri Lanka Government International Bond
5.750%, due 04/18/23[2]	USD	340,000	337,850

Supranationals—0.07%
European Union
3.375%, due 04/04/32[1]	EUR	200,000	313,518

Sweden—0.36%
Sweden Government Bond
3.500%, due 06/01/22	SEK	11,625,000	1,528,959

United Arab Emirates—0.46%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[2]	USD	2,100,000	1,944,650

United Kingdom—2.76%
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	3,130,000	5,544,867
3.750%, due 09/07/21[1]	GBP	2,100,000	3,166,732
4.250%, due 12/07/55[1]	GBP	1,250,000	2,938,221
			11,649,820
United States—7.02%
US Treasury Bond
3.000%, due 02/15/47	USD	2,411,900	2,359,422
US Treasury Notes
1.375%, due 12/15/19	USD	15,520,000	15,256,281
1.750%, due 11/30/21	USD	5,770,000	5,582,250
2.750%, due 02/15/28	USD	6,610,000	6,498,198
			29,696,151
Total Government debt securities (cost—$215,540,403)			219,793,589

Corporate debt securities—36.25%
Argentina—0.87%
Allergan Funding SCS
4.850%, due 06/15/44	USD	85,000	81,505
Altice Finco SA
4.750%, due 01/15/28[1]	EUR	200,000	213,740
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	150,000	175,118
7.750%, due 05/15/22[2]	USD	350,000	334,250
ArcelorMittal
3.125%, due 01/14/22[1]	EUR	200,000	261,109

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Argentina—(concluded)
Dana Financing Luxembourg Sarl
6.500%, due 06/01/26[2]	USD	485,000	503,187
eDreams ODIGEO SA
8.500%, due 08/01/21[1]	EUR	195,402	248,946
Fiat Chrysler Finance Europe SA
4.750%, due 07/15/22[1]	EUR	100,000	137,094
INEOS Group Holdings SA
5.375%, due 08/01/24[1]	EUR	200,000	255,063
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[2,3]	USD	300,000	316,500
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[1]	EUR	200,000	245,747
Picard Bondco SA
5.500%, due 11/30/24[1]	EUR	200,000	237,810
SES SA
(fixed, converts to FRN on 01/02/22),
4.625%, due 01/02/22[1,4]	EUR	100,000	126,796
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[1]	EUR	200,000	251,181
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[1]	EUR	234,000	305,975
			3,694,021
Australia—0.70%
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/22),
6.500%, due 10/22/77[1]	GBP	280,000	443,297
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,529,295
			2,972,592
Canada—2.07%
Bank of Montreal MTN
2.350%, due 09/11/22	USD	900,000	859,380
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	80,000	78,830
Cenovus Energy, Inc.
5.200%, due 09/15/43	USD	137,000	131,092
5.400%, due 06/15/47	USD	105,000	104,305
6.750%, due 11/15/39	USD	221,000	250,541
Fortis, Inc.
3.055%, due 10/04/26	USD	655,000	600,149
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	839,887
MEG Energy Corp.
6.500%, due 01/15/25[2]	USD	250,000	249,688
National Bank of Canada
0.500%, due 01/26/22[1]	EUR	2,000,000	2,444,399

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Canada—(concluded)
Precision Drilling Corp.
7.750%, due 12/15/23	USD	175,000	182,219
The Toronto-Dominion Bank
0.250%, due 04/27/22[1]	EUR	1,600,000	1,934,656
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[2]	USD	250,000	228,594
7.000%, due 03/15/24[2]	USD	400,000	421,879
Videotron Ltd.
5.375%, due 06/15/24[2,3]	USD	395,000	405,862
			8,731,481
France—1.94%
Air Liquide Finance SA
2.250%, due 09/27/23[2]	USD	410,000	383,671
Altice France SA
5.625%, due 05/15/24[1]	EUR	100,000	124,715
Cie de Saint-Gobain
5.625%, due 11/15/24[1]	GBP	100,000	165,275
Credit Agricole SA
3.750%, due 04/24/23[2]	USD	650,000	642,977
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	2,138,257
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,315,874
Europcar Groupe SA
4.125%, due 11/15/24[1]	EUR	100,000	120,236
5.750%, due 06/15/22[1]	EUR	100,000	124,806
Faurecia SA
2.625%, due 06/15/25[1]	EUR	150,000	184,049
La Financiere Atalian SAS
4.000%, due 05/15/24[1]	EUR	150,000	175,932
Orano SA
4.875%, due 09/23/24	EUR	100,000	132,226
Rexel SA
2.125%, due 06/15/25[1]	EUR	175,000	204,483
Societe Generale SA
5.200%, due 04/15/21[1]	USD	800,000	839,806
Total Capital International SA
0.750%, due 07/12/28[1]	EUR	400,000	461,011
Vallourec SA
6.625%, due 10/15/22[1]	EUR	150,000	186,915
			8,200,233
Germany—0.26%
CTC BondCo GmbH
5.250%, due 12/15/25[1]	EUR	200,000	238,597

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Germany—(concluded)
IHO Verwaltungs GmbH
3.250% Cash, 4.000% PIK,
3.250%, due 09/15/23[1,5]	EUR	150,000	186,779
Nidda BondCo GmbH
5.000%, due 09/30/25[1]	EUR	100,000	118,003
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[1]	EUR	150,000	178,450
Unitymedia GmbH
3.750%, due 01/15/27[1]	EUR	300,000	384,017
			1,105,846
Indonesia—0.39%
Pertamina Persero PT
4.300%, due 05/20/23[1]	USD	1,650,000	1,649,109

Ireland—0.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, due 07/21/27	USD	375,000	347,216
3.950%, due 02/01/22	USD	380,000	380,381
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[1]	EUR	125,000	152,950
7.250%, due 05/15/24[2,3]	USD	225,000	237,937
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	USD	410,000	391,133
4.418%, due 11/15/35	USD	430,000	410,809
Shire Acquisitions Investments Ireland DAC
2.875%, due 09/23/23	USD	670,000	631,896
			2,552,322
Italy—1.19%
Autostrade per l’Italia SpA
1.750%, due 06/26/26[1]	EUR	500,000	615,245
6.250%, due 06/09/22	GBP	1,000,000	1,621,157
Enel SpA
(fixed, converts to FRN on 01/10/19),
6.500%, due 01/10/74[1]	EUR	150,000	188,938
Eni SpA
1.125%, due 09/19/28[1]	EUR	900,000	1,032,368
EVOCA SpA
7.000%, due 10/15/23[1]	EUR	125,000	159,252
Intesa Sanpaolo SpA
3.875%, due 07/14/27[2]	USD	440,000	412,882
Leonardo SpA
4.875%, due 03/24/25	EUR	200,000	288,330
Telecom Italia SpA
3.000%, due 09/30/25[1]	EUR	300,000	385,575
Wind Tre SpA
3.125%, due 01/20/25[1]	EUR	125,000	132,896

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Italy—(concluded)
5.000%, due 01/20/26[2]	USD	250,000	209,850
			5,046,493
Japan—0.14%
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	573,329

Jersey—0.22%
Heathrow Funding Ltd.
6.750%, due 12/03/26[1]	GBP	500,000	905,302

Liberia—0.09%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	372,296

Mexico—0.12%
Petroleos Mexicanos
4.250%, due 01/15/25	USD	510,000	481,899

Netherlands—2.86%
ABN AMRO Bank N.V.
(fixed, converts to FRN on 06/30/20),
2.875%, due 06/30/25[1]	EUR	1,400,000	1,775,533
6.375%, due 04/27/21[1]	EUR	1,950,000	2,758,346
Airbus Finance BV
2.125%, due 10/29/29[1]	EUR	400,000	518,313
EDP Finance BV
1.125%, due 02/12/24[1]	EUR	800,000	972,104
2.000%, due 04/22/25[1]	EUR	910,000	1,148,653
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	264,000	337,069
5.750%, due 09/14/40[1]	GBP	250,000	465,532
Iberdrola International BV
0.375%, due 09/15/25[1]	EUR	500,000	573,806
ING Groep N.V.
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	2,084,897
Mylan N.V.
5.250%, due 06/15/46	USD	40,000	38,812
Telefonica Europe BV
(fixed, converts to FRN on 03/31/24),
5.875%, due 03/31/24[1,4]	EUR	300,000	415,132
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[1]	EUR	750,000	762,384

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Netherlands—(concluded)
Ziggo Bond Finance BV
4.625%, due 01/15/25[1]	EUR	200,000	244,585
			12,095,166
New Zealand—0.84%
ANZ New Zealand Int’l Ltd.
0.625%, due 01/27/22[1]	EUR	2,900,000	3,554,149

Portugal—0.24%
Brisa Concessao Rodoviaria SA
2.375%, due 05/10/27[1]	EUR	800,000	1,022,601

Spain—1.19%
Banco Bilbao Vizcaya Argentaria SA
0.750%, due 09/11/22[1]	EUR	1,200,000	1,451,403
Bankinter S.A.
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[1,6]	EUR	1,473,538	1,772,537
Cellnex Telecom S.A.
2.375%, due 01/16/24[1]	EUR	100,000	122,637
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[1,6]	EUR	1,150,527	1,375,247
Telefonica Emisiones SAU
5.213%, due 03/08/47	USD	300,000	312,033
			5,033,857
Supranationals—0.91%
European Investment Bank
0.875%, due 09/13/24[1]	EUR	2,600,000	3,244,276
European Stability Mechanism
1.125%, due 05/03/32[1]	EUR	500,000	607,549
			3,851,825
Sweden—0.08%
Verisure Holding AB
6.000%, due 11/01/22[1]	EUR	180,000	228,508

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
Sweden—(concluded)
Verisure Midholding AB
5.750%, due 12/01/23[1]	EUR	100,000	119,859
			348,367
Switzerland—0.19%
Credit Suisse Group AG
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[1]	GBP	600,000	805,071

United Kingdom—4.69%
Anglo American Capital PLC
3.250%, due 04/03/23[1]	EUR	500,000	664,749
Barclays PLC
(fixed, converts to FRN on 11/11/20),
2.625%, due 11/11/25[1]	EUR	1,500,000	1,873,549
3.250%, due 02/12/27[1]	GBP	1,300,000	1,777,210
BP Capital Markets PLC
3.119%, due 05/04/26	USD	1,320,000	1,262,760
Centrica PLC
4.375%, due 03/13/29[1]	GBP	200,000	312,656
Holmes Master Issuer PLC
3 mo. USD LIBOR + 0.360%,
2.708%, due 10/15/54[2,6]	USD	780,000	780,304
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/22),
3.033%, due 11/22/23	USD	1,200,000	1,166,141
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	385,000	377,820
Imperial Brands Finance PLC
3.750%, due 07/21/22[2]	USD	1,010,000	1,010,576
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	150,000	198,736
Lanark Master Issuer PLC
3 mo. USD LIBOR + 0.420%,
2.236%, due 12/22/69[2,6]	USD	595,000	595,622
Nationwide Building Society
0.750%, due 10/26/22[1]	EUR	1,700,000	2,094,156
3.900%, due 07/21/25[2]	USD	1,380,000	1,380,170
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23[3]	USD	985,000	963,851
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,289,184
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[2]	USD	300,000	311,880

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United Kingdom—(concluded)
Silverstone Master Issuer PLC
3 mo. LIBOR GBP + 0.390%,
2.750%, due 01/21/70[2,6]	USD	1,170,000	1,168,162
3 mo. LIBOR GBP + 0.370%,
0.893%, due 01/21/70[2,6]	GBP	560,000	771,079
Sky PLC GMTN
2.250%, due 11/17/25[1]	EUR	510,000	659,250
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	200,000	258,088
Tesco Corporate Treasury Services PLC
2.500%, due 07/01/24[1]	EUR	370,000	475,611
Western Power Distribution West Midlands PLC
3.875%, due 10/17/24[1]	GBP	300,000	451,701
			19,843,255
United States—16.66%
AbbVie, Inc.
4.450%, due 05/14/46	USD	135,000	129,019
ACCO Brands Corp.
5.250%, due 12/15/24[2]	USD	200,000	200,000
Ally Financial, Inc.
4.250%, due 04/15/21	USD	250,000	251,250
Altria Group, Inc.
4.250%, due 08/09/42	USD	400,000	375,021
Amazon.com, Inc.
2.800%, due 08/22/24[2]	USD	225,000	216,083
4.050%, due 08/22/47[2]	USD	295,000	291,158
AMC Networks, Inc.
5.000%, due 04/01/24	USD	225,000	219,937
American Airlines Pass-Through Trust, Series 2016-2, Class AA
3.200%, due 06/15/28	USD	711,000	676,986
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25[3]	USD	310,000	309,907
American International Group, Inc.
4.875%, due 06/01/22	USD	884,000	924,481
American Tower Corp.
3.375%, due 10/15/26	USD	710,000	658,289
American Woodmark Corp.
4.875%, due 03/15/26[2]	USD	175,000	168,875
Amkor Technology, Inc.
6.375%, due 10/01/22	USD	225,000	230,906
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26	USD	625,000	610,198
4.900%, due 02/01/46	USD	410,000	422,093

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Apple, Inc.
3.350%, due 02/09/27	USD	510,000	498,775
AT&T, Inc.
3.400%, due 05/15/25	USD	300,000	285,071
4.300%, due 12/15/42	USD	355,000	314,977
4.375%, due 09/14/29	GBP	400,000	614,710
4.500%, due 03/09/48	USD	220,000	195,350
4.900%, due 08/14/37	USD	250,000	252,775
Aviation Capital Group LLC
3.500%, due 11/01/27[2]	USD	350,000	324,477
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	USD	125,000	123,750
6.375%, due 04/01/24[2]	USD	125,000	126,563
Baker Hughes LLC
3.337%, due 12/15/27	USD	360,000	337,597
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23[2]	USD	915,000	887,399
4.183%, due 11/25/27	USD	590,000	572,570
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	USD	730,000	710,467
Bank of America NA
2.050%, due 12/07/18[3]	USD	500,000	498,919
BAT Capital Corp.
3.557%, due 08/15/27[2]	USD	1,230,000	1,152,676
4.390%, due 08/15/37[2]	USD	345,000	329,956
Boyd Gaming Corp.
6.375%, due 04/01/26	USD	100,000	104,697
Buckeye Partners LP
5.850%, due 11/15/43	USD	370,000	380,330
Capital One Financial Corp.
3.750%, due 07/28/26	USD	670,000	626,513
Cardinal Health, Inc.
3.410%, due 06/15/27	USD	121,000	112,366
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[2,3]	USD	125,000	117,121
5.500%, due 05/01/26[2]	USD	425,000	413,822
5.750%, due 02/15/26[2]	USD	600,000	595,500
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45	USD	320,000	344,686
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4
3.712%, due 04/14/50	USD	807,500	807,342

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	1,625,000	1,571,383
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	338,578
4.400%, due 06/10/25	USD	770,000	768,615
4.450%, due 09/29/27[3]	USD	415,000	411,634
Clear Channel Worldwide Holdings, Inc., Series B
6.500%, due 11/15/22	USD	650,000	665,437
Comcast Corp.
3.150%, due 03/01/26	USD	870,000	827,639
3.900%, due 03/01/38	USD	395,000	370,958
CommScope Technologies LLC
6.000%, due 06/15/25[2,3]	USD	450,000	463,500
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	77,895
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	USD	125,000	124,063
Cox Communications, Inc.
3.500%, due 08/15/27[2]	USD	510,000	479,326
CSC Holdings LLC
6.625%, due 10/15/25[2]	USD	200,000	206,250
CVS Health Corp.
4.300%, due 03/25/28	USD	640,000	630,783
4.780%, due 03/25/38	USD	310,000	305,780
Dell International LLC/EMC Corp.
6.020%, due 06/15/26[2]	USD	640,000	677,798
Discovery Communications LLC
3.950%, due 03/20/28	USD	350,000	332,068
DISH DBS Corp.
5.000%, due 03/15/23	USD	265,000	228,562
5.875%, due 11/15/24	USD	700,000	598,500
Duke Energy Corp.
3.050%, due 08/15/22	USD	600,000	588,553
Encompass Health Corp.
5.750%, due 09/15/25	USD	250,000	255,625
Energizer Holdings, Inc.
5.500%, due 06/15/25[2]	USD	205,000	203,463
Enterprise Products Operating LLC
4.900%, due 05/15/46	USD	320,000	329,443
Equinix, Inc.
2.875%, due 03/15/24	EUR	225,000	270,569
5.875%, due 01/15/26	USD	100,000	103,500
Exelon Corp.
5.150%, due 12/01/20	USD	1,300,000	1,345,087

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Exelon Generation Co. LLC
3.400%, due 03/15/22	USD	725,000	718,353
First Data Corp.
5.750%, due 01/15/24[2]	USD	300,000	304,161
FirstEnergy Corp. Series B
3.900%, due 07/15/27	USD	255,000	249,228
General Electric Co.
2.125%, due 05/17/37	EUR	240,000	270,587
4.500%, due 03/11/44	USD	435,000	418,842
General Motors Co.
5.150%, due 04/01/38	USD	460,000	438,586
Gilead Sciences, Inc.
4.500%, due 02/01/45	USD	135,000	135,033
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[2]	USD	2,550,000	2,561,881
HCA, Inc.
5.375%, due 02/01/25[3]	USD	1,145,000	1,139,275
Hologic, Inc.
4.375%, due 10/15/25[2]	USD	125,000	120,313
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	273,630
Infor US, Inc.
6.500%, due 05/15/22	USD	350,000	355,250
IQVIA, Inc.
3.250%, due 03/15/25[1]	EUR	200,000	245,145
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[2]	USD	200,000	206,500
John Deere Capital Corp.
3.050%, due 01/06/28[3]	USD	645,000	608,920
Kraft Heinz Foods Co.
3.500%, due 07/15/22	USD	1,560,000	1,547,090
Kronos International, Inc.
3.750%, due 09/15/25[1]	EUR	200,000	245,505
Level 3 Financing, Inc.
5.375%, due 05/01/25	USD	150,000	147,705
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	328,404
Martin Marietta Materials, Inc.
3.500%, due 12/15/27	USD	220,000	206,124
MetLife, Inc.
3.600%, due 11/13/25	USD	670,000	655,399
MGM Resorts International
4.625%, due 09/01/26	USD	425,000	402,156

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Microsoft Corp.
4.100%, due 02/06/37	USD	540,000	558,435
Morgan Stanley
1.875%, due 04/27/27	EUR	1,020,000	1,255,729
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	988,361
3 mo. USD LIBOR + 1.400%,
3.759%, due 10/24/23[6]	USD	1,400,000	1,438,024
MPLX LP
4.500%, due 04/15/38	USD	375,000	361,730
New England Power Co.
3.800%, due 12/05/47[2]	USD	170,000	161,098
Oasis Petroleum, Inc.
6.875%, due 01/15/23	USD	210,000	215,513
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[2]	USD	1,348,000	1,385,496
Oracle Corp.
2.650%, due 07/15/26	USD	115,000	106,386
3.250%, due 11/15/27	USD	85,000	81,566
4.125%, due 05/15/45	USD	420,000	412,864
Owens Corning
4.300%, due 07/15/47	USD	240,000	210,093
PetSmart, Inc.
7.125%, due 03/15/23[2,3]	USD	250,000	145,625
Philip Morris International, Inc.
2.750%, due 02/25/26	USD	655,000	607,070
4.125%, due 03/04/43	USD	690,000	648,675
PNC Bank NA
3.800%, due 07/25/23	USD	640,000	643,376
Post Holdings, Inc.
5.500%, due 03/01/25[2]	USD	250,000	245,625
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	349,928
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.750%, due 10/15/20	USD	218,049	219,619
Rockwell Collins, Inc.
3.500%, due 03/15/27	USD	640,000	607,178
Sempra Energy
3.400%, due 02/01/28	USD	270,000	254,718
3.550%, due 06/15/24	USD	550,000	541,171
4.000%, due 02/01/48	USD	165,000	150,591
Sierra Pacific Power Co.
2.600%, due 05/01/26	USD	325,000	300,440
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	200,000	246,603

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Simon Property Group LP
3.500%, due 09/01/25	USD	680,000	662,334
Sinclair Television Group, Inc.
6.125%, due 10/01/22	USD	250,000	256,797
Sirius XM Radio, Inc.
6.000%, due 07/15/24[2,3]	USD	600,000	616,433
Southern California Edison Co., Series B
3.650%, due 03/01/28	USD	610,000	602,938
Southwestern Electric Power Co., Series J
3.900%, due 04/01/45	USD	340,000	318,674
Sprint Corp.
7.625%, due 02/15/25	USD	200,000	210,500
7.875%, due 09/15/23	USD	750,000	804,375
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	332,598
Synchrony Financial
3.950%, due 12/01/27	USD	407,000	378,040
T-Mobile USA, Inc.
6.375%, due 03/01/25	USD	200,000	210,000
6.500%, due 01/15/24	USD	150,000	157,125
6.500%, due 01/15/26	USD	395,000	419,687
Tempur Sealy International, Inc.
5.625%, due 10/15/23	USD	335,000	336,675
Tenet Healthcare Corp.
4.625%, due 07/15/24[2,3]	USD	100,000	96,740
7.500%, due 01/01/22[2]	USD	80,000	84,300
8.125%, due 04/01/22	USD	200,000	208,250
The Chemours Co.
6.625%, due 05/15/23	USD	125,000	131,406
The Cleveland Electric Illuminating Co.
3.500%, due 04/01/28[2]	USD	420,000	396,904
The Geo Group, Inc.
5.875%, due 10/15/24	USD	335,000	333,325
The Goldman Sachs Group, Inc.
1.625%, due 07/27/26[1]	EUR	600,000	726,052
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	178,965
3.850%, due 01/26/27	USD	850,000	822,173
5.150%, due 05/22/45	USD	310,000	320,246
The Hertz Corp.
6.250%, due 10/15/22	USD	500,000	469,687
The Kroger Co.
2.650%, due 10/15/26	USD	625,000	552,613
The Sherwin-Williams Co.
4.500%, due 06/01/47	USD	95,000	92,782

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Corporate debt securities—(concluded)
United States—(concluded)
United Rentals North America, Inc.
5.500%, due 05/15/27	USD	125,000	124,688
5.750%, due 11/15/24	USD	230,000	238,050
United Technologies Corp.
4.500%, due 06/01/42	USD	160,000	156,087
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8.250%, due 10/15/23	USD	250,000	239,375
UPCB Finance IV Ltd.
5.375%, due 01/15/25[2]	USD	200,000	195,500
Verizon Communications, Inc.
4.522%, due 09/15/48	USD	55,000	50,790
Verizon Owner Trust, Series 2016-2, Class A
1.680%, due 05/20/21[2]	USD	3,940,000	3,894,366
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	USD	127,118	141,419
Virginia Electric & Power Co., Series B
2.950%, due 11/15/26	USD	190,000	178,254
Welbilt, Inc.
9.500%, due 02/15/24	USD	200,000	222,000
Wells Fargo & Co.
1.375%, due 10/26/26[1]	EUR	600,000	719,362
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28[3]	USD	375,000	357,250
4.100%, due 06/03/26	USD	760,000	742,724
Whiting Petroleum Corp.
5.750%, due 03/15/21[3]	USD	200,000	204,750
Windstream Services LLC/Windstream Finance Corp.
8.750%, due 12/15/24[2]	USD	308,000	184,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[2]	USD	205,000	204,057
Xylem, Inc.
4.375%, due 11/01/46	USD	320,000	317,816
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	250,000	258,800
			70,450,559
Total corporate debt securities (cost—$152,727,850)			153,289,773

Government national mortgage association certificate—0.92%
GNMA II TBA
3.500% (cost—$3,928,641)	USD	3,900,000	3,902,437

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Federal home loan mortgage corporation certificates—3.13%
FHLMC TBA
4.000% (cost—$13,312,812)	USD	13,000,000	13,237,655

Federal national mortgage association certificates—4.49%
FNMA TBA
2.500%	USD	2,200,000	2,139,157
3.000%	USD	1,240,000	1,195,050
3.500%	USD	8,720,000	8,651,875
4.500%	USD	6,700,000	6,974,281
Total federal national mortgage association certificates (cost—$19,071,603)			18,960,363

	Number of Shares
Short-term investment—10.82%
Investment companies—10.82%
State Street Institutional U.S. Government Money Market Fund (cost—$45,759,487)	45,759,487	45,759,487

Investment of cash collateral from securities loaned—1.66%
Money market fund—1.66%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$7,034,820)	7,034,820	7,034,820
Total investments (cost—$457,375,616)[7]—109.25%		461,978,124
Liabilities in excess of other assets—(9.25)%		(39,097,554)
Net assets—100.00%		$422,880,570

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
63	CAD	Canada Government Bond 10 Year Futures	June 2018	6,421,680	6,449,901	28,221
33	EUR	German Euro Buxl 30 Year Futures	June 2018	6,477,028	6,517,198	40,170
14	EUR	Mid-Term Euro-OAT Futures	June 2018	2,578,261	2,600,372	22,111
420	USD	90-Day Eurodollar Futures	June 2018	102,584,251	102,511,500	(72,751)
US Treasury futures buy contracts:
21	USD	Ultra Long US Treasury Bond Futures	June 2018	3,271,484	3,299,625	28,141
1	USD	US Long Bond Futures	June 2018	141,698	143,844	2,146
34	USD	US Treasury Note 2 Year Futures	June 2018	7,222,414	7,209,594	(12,820)
180	USD	US Treasury Note 5 Year Futures	June 2018	20,410,690	20,431,406	20,716
				149,107,506	149,163,440	55,934

Interest rate futures sell contracts:
67	AUD	Australian Bond 10 Year Futures	June 2018	(6,425,645)	(6,451,058)	(25,413)
96	EUR	German Euro BOBL Futures	June 2018	(15,150,710)	(15,186,773)	(36,063)
56	EUR	German Euro Bund Futures	June 2018	(10,646,911)	(10,734,885)	(87,974)
146	EUR	German Euro Schatz Futures	June 2018	(19,734,137)	(19,731,683)	2,454
6	JPY	Japan Government Bond 10 Year Futures	June 2018	(8,266,170)	(8,267,838)	(1,668)
420	USD	90-Day Eurodollar Futures	December 2019	(102,481,492)	(101,881,500)	599,992
US Treasury futures sell contracts:
28	USD	US Treasury Note 10 Year Futures	June 2018	(3,363,190)	(3,349,500)	13,690
86	USD	US Ultra Treasury Note 10 Year Futures	June 2018	(10,969,791)	(10,998,594)	(28,803)
				(177,038,046)	(176,601,831)	436,215
						492,149

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
ANZ	AUD	2,664,463	USD	2,042,252	05/18/18	36,257
ANZ	CAD	1,058,526	USD	827,618	05/18/18	2,907
ANZ	EUR	2,740,976	USD	3,401,642	05/18/18	88,122
ANZ	JPY	908,616,517	USD	8,335,610	05/18/18	15,700
BB	CHF	727,424	SEK	6,384,315	05/18/18	(5,051)
BB	CHF	12,187,181	USD	12,765,096	05/18/18	452,144
BB	EUR	382,967	USD	467,770	05/18/18	4,808
BB	MXN	4,938,412	USD	268,551	05/18/18	5,111
BB	USD	1,094,341	EUR	884,002	05/18/18	(25,687)
BB	USD	889,978	NOK	7,072,035	05/18/18	(7,995)
BB	USD	1,469,000	NZD	1,989,928	05/18/18	(68,986)
BB	USD	6,614,847	NZD	8,980,711	05/18/18	(296,467)
BOA	EUR	3,069,633	NOK	29,630,743	05/18/18	(15,452)
BOA	EUR	2,464,376	USD	3,033,521	05/18/18	54,378
BOA	EUR	2,455,706	USD	3,043,180	05/18/18	74,518
BOA	EUR	245,400	USD	304,011	05/18/18	7,351
BOA	GBP	458,594	USD	650,497	05/18/18	18,708
BOA	HUF	999,539,031	USD	3,980,581	05/18/18	129,756
BOA	PLN	982,080	USD	290,203	05/18/18	10,361
BOA	SEK	11,175,058	NOK	10,364,089	05/18/18	14,972
BOA	USD	1,271,397	CHF	1,249,354	05/18/18	(9,150)
BOA	USD	603,409	ILS	2,117,477	05/18/18	(14,501)
BOA	USD	1,219,651	THB	38,091,406	05/18/18	(12,271)
BOA	ZAR	25,543,882	USD	2,101,868	05/18/18	56,780
CITI	AUD	4,866,653	USD	3,778,333	05/18/18	114,375
CITI	CAD	2,870,070	USD	2,247,999	05/18/18	11,892
CITI	DKK	1,522,187	USD	253,733	05/18/18	6,730
CITI	EUR	3,062,557	GBP	2,665,006	05/18/18	(30,785)
CITI	EUR	3,069,633	GBP	2,678,957	05/18/18	(20,120)
CITI	EUR	614,000	USD	762,157	05/18/18	19,903
CITI	GBP	2,680,601	EUR	3,048,597	05/18/18	(7,575)
CITI	NOK	10,784,279	USD	1,383,384	05/18/18	38,431
CITI	NZD	1,244,562	USD	906,060	05/18/18	30,448
CITI	USD	3,778,774	AUD	4,855,825	05/18/18	(122,967)
CITI	USD	3,588,153	JPY	383,120,705	05/18/18	(80,040)
DB	USD	4,007,662	EUR	3,266,992	05/18/18	(58,250)
GSI	EUR	1,880,070	GBP	1,645,212	05/18/18	(6,233)
GSI	EUR	2,003,539	GBP	1,751,288	05/18/18	(9,356)
GSI	EUR	3,067,503	NZD	5,198,230	05/18/18	(51,038)
GSI	EUR	613,853	USD	762,229	05/18/18	20,153
GSI	JPY	43,379,257	USD	407,103	05/18/18	9,893
GSI	JPY	324,838,603	USD	3,022,905	05/18/18	48,462

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
GSI	JPY	404,376,391	USD	3,749,086	05/18/18	46,341
GSI	NOK	29,547,248	EUR	3,078,236	05/18/18	36,266
GSI	NZD	1,003,856	AUD	942,108	05/18/18	3,022
GSI	NZD	5,157,333	EUR	3,062,557	05/18/18	73,831
GSI	SEK	31,489,826	EUR	3,069,633	05/18/18	110,784
GSI	SEK	18,981,991	USD	2,269,615	05/18/18	99,518
GSI	SEK	32,661,097	USD	3,886,592	05/18/18	152,644
GSI	SEK	2,586,526	USD	296,691	05/18/18	989
GSI	TRY	11,637,213	USD	2,774,402	05/18/18	(76,484)
GSI	TRY	6,237,151	USD	1,512,000	05/18/18	(15,978)
GSI	USD	4,523,326	CAD	5,725,228	05/18/18	(62,729)
GSI	USD	593,319	JPY	64,782,940	05/18/18	(122)
GSI	USD	3,774,379	JPY	402,626,968	05/18/18	(87,653)
GSI	USD	3,069,578	MXN	56,529,650	05/18/18	(54,004)
GSI	USD	3,706,698	NZD	5,228,979	05/18/18	(27,849)
GSI	USD	2,801,979	TRY	11,637,213	05/18/18	48,907
MSCI	EUR	1,852,836	USD	2,281,043	05/18/18	41,181
MSCI	EUR	1,029,913	USD	1,258,588	05/18/18	13,543
MSCI	USD	1,041,213	EUR	843,610	05/18/18	(21,386)
RBC	CAD	4,787,157	EUR	3,053,374	05/18/18	(38,561)
RBC	CAD	4,776,587	NOK	29,540,962	05/18/18	(37,321)
RBC	NZD	2,040,599	AUD	1,905,597	05/18/18	(996)
RBC	SEK	68,052,859	USD	8,206,624	05/18/18	426,549
RBC	USD	3,708,634	CAD	4,765,591	05/18/18	4,298
RBC	USD	12,647,651	NOK	98,176,797	05/18/18	(403,609)
SCB	USD	2,062,092	EUR	1,663,782	05/18/18	(50,773)
SCB	USD	3,686,536	JPY	396,001,935	05/18/18	(60,473)
SCB	USD	811,236	SGD	1,060,339	05/18/18	(11,352)
SSC	AUD	1,122,877	USD	862,630	05/18/18	17,249
SSC	AUD	6,080,129	USD	4,715,421	05/18/18	137,872
SSC	JPY	896,081,120	USD	8,386,955	05/18/18	181,828
SSC	JPY	166,734,050	USD	1,550,854	05/18/18	24,124
SSC	MXN	56,182,187	USD	2,991,925	05/18/18	(5,114)
SSC	USD	2,346,809	AUD	3,005,484	05/18/18	(84,069)
SSC	USD	1,282,371	CAD	1,616,612	05/18/18	(22,849)
SSC	USD	6,030,546	CNY	37,943,594	05/18/18	(53,770)
SSC	USD	3,485,884	CZK	71,228,470	05/18/18	(122,651)
SSC	USD	3,038,489	GBP	2,124,020	05/18/18	(112,299)
SSC	USD	1,981,293	GBP	1,394,838	05/18/18	(59,672)
TD	NZD	5,191,921	USD	3,731,065	05/18/18	78,289
TD	USD	3,195,642	CAD	4,011,713	05/18/18	(70,066)
						447,691

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government debt securities	—	219,793,589	—	219,793,589
Corporate debt securities	—	153,289,773	—	153,289,773
Government national mortgage association certificate	—	3,902,437	—	3,902,437
Federal home loan mortgage corporation certificates	—	13,237,655	—	13,237,655
Federal national mortgage association certificates	—	18,960,363	—	18,960,363
Short-term investment	—	45,759,487	—	45,759,487
Investment of cash collateral from securities loaned	—	7,034,820	—	7,034,820
Futures contracts	757,641	—	—	757,641
Forward foreign currency contracts	—	2,769,395	—	2,769,395
Total	757,641	464,747,519	—	465,505,160

Liabilities
Futures contracts	(265,492)	—	—	(265,492)
Forward foreign currency contracts	—	(2,321,704)	—	(2,321,704)
Total	(265,492)	(2,321,704)	—	(2,587,196)

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                           Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                           Security, or portion thereof, was on loan at the period end.

4                           Perpetual investment. Date shown reflects the next call date.

5                           Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

6                           Variable or floating rate security. The interest rate shown is the current rate as of period end and changes periodically.

7                           Includes $6,896,592 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $7,034,820.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—92.54%
Aerospace & defense—1.21%
Arconic, Inc.
5.125%, due 10/01/24	25,000		25,289
5.900%, due 02/01/27	25,000		25,828
5.950%, due 02/01/37	375,000		378,634
DAE Funding LLC
4.000%, due 08/01/20[2,3]	250,000		248,125
4.500%, due 08/01/22[2]	350,000		336,875
5.000%, due 08/01/24[2]	175,000		168,665
Leonardo SpA
4.500%, due 01/19/21	EUR	725,000	970,279
Pioneer Holdings LLC/Pioneer Finance Corp.
9.000%, due 11/01/22[2]	175,000		180,250
TA MFG. Ltd.
3.625%, due 04/15/23[4]	EUR	625,000	767,939
TransDigm, Inc.
5.500%, due 10/15/20	75,000		75,000
6.000%, due 07/15/22	1,010,000		1,023,887
Triumph Group, Inc.
7.750%, due 08/15/25[3]	175,000		179,375
			4,380,146
Agriculture—0.08%
Vector Group Ltd.
6.125%, due 02/01/25[2,3]	300,000		297,636

Airlines—1.01%
Air Canada
7.750%, due 04/15/21[2,3]	225,000		246,094
Allegiant Travel Co.
5.500%, due 07/15/19	325,000		328,250
American Airlines Group, Inc.
4.625%, due 03/01/20[2]	1,750,000		1,763,125
Gol Finance, Inc.
7.000%, due 01/31/25[2]	750,000		720,480
United Continental Holdings, Inc.
4.250%, due 10/01/22[3]	75,000		73,050
6.000%, due 12/01/20	75,000		78,735

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
US Airways Pass-Through Trust 2012-1, Class B
8.000%, due 10/01/19	400,458		422,984
			3,632,718
Apparel—0.11%
PB International BV
7.625%, due 01/26/22[4]	400,000		402,948

Auto & truck—1.48%
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		189,000
Delphi Technologies PLC
5.000%, due 10/01/25[2]	175,000		168,328
Federal-Mogul LLC/Federal-Mogul Financing Corp.
5.000%, due 07/15/24[2]	EUR	325,000	411,112
General Motors Financial Co., Inc.
(fixed, converts to FRN on 09/30/27),
5.750%, due 09/30/27[3,5]	50,000		49,219
Grupo-Antolin Irausa SA
3.375%, due 04/30/26[2]	EUR	425,000	503,204
IHO Verwaltungs GmbH
4.125% Cash, 4.875 PIK,
4.125%, due 09/15/21[2,6]	200,000		200,500
4.500% Cash, 5.250 PIK,
4.500%, due 09/15/23[2,6]	200,000		196,500
JB Poindexter & Co., Inc.
7.125%, due 04/15/26[2]	225,000		228,938
Kronos International, Inc.
3.750%, due 09/15/25[4]	EUR	476,000	584,302
Mclaren Finance PLC
5.000%, due 08/01/22[4]	GBP	375,000	512,070
5.000%, due 08/01/22[2]	GBP	100,000	136,552
5.750%, due 08/01/22[2]	200,000		200,020
Metalsa SA de CV
4.900%, due 04/24/23[4]	175,000		173,373
Navistar International Corp.
6.625%, due 11/01/25[2]	525,000		544,687
Samvardhana Motherson Automotive Systems Group BV
4.875%, due 12/16/21[4]	500,000		504,385
Superior Industries International, Inc.
6.000%, due 06/15/25[2]	EUR	400,000	477,050
Tenneco, Inc.
5.000%, due 07/15/26	100,000		93,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Tesla, Inc.
5.300%, due 08/15/25[2,3]	200,000		177,000
			5,349,740
Automotive parts—0.17%
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		272,938
Titan International, Inc.
6.500%, due 11/30/23[2]	325,000		329,777
			602,715
Banking-non-US— 3.59%
Akbank Turk AS
5.125%, due 03/31/25[4]	400,000		378,823
Australia & New Zealand Banking Group Ltd.
5 year USD ICE Swap + 5.168%,
6.750%, due 12/29/49[4,5,7]	250,000		266,563
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 02/18/20),
6.750%, due 02/18/20[4,5]	EUR	1,000,000	1,302,435
Banco do Brasil SA
5.875%, due 01/26/22[2]	450,000		459,675
Banco Mercantil del Norte SA
(fixed, converts to FRN on 01/06/28),
7.625%, due 01/10/28[2,5]	500,000		516,250
Banco Nacional de Costa Rica
5.875%, due 04/25/21[2]	300,000		308,166
6.250%, due 11/01/23[4]	450,000		465,750
Bankia SA
(fixed, converts to FRN on 03/15/22),
3.375%, due 03/15/27[4]	EUR	800,000	1,024,763
Barclays Bank PLC
(fixed, converts to FRN on 06/15/19),
14.000%, due 06/15/19[4,5]	GBP	400,000	617,235
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,5]	200,000		204,807
Export Credit Bank of Turkey
5.375%, due 10/24/23[2]	200,000		195,600
5.375%, due 10/24/23[4]	950,000		929,100
Royal Bank of Scotland Group PLC

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
3 mo. Euribor + 2.330%,
2.001%, due 06/30/18[4,5,8]	EUR	1,050,000	1,259,611
(fixed, converts to FRN on 03/25/19),
3.625%, due 03/25/24[4]	EUR	400,000	495,554
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[5]	400,000		420,100
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/25[3,5]	200,000		218,750
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[5]	200,000		219,000
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[4]	500,000		517,500
9.750%, due 01/22/25[4]	800,000		837,000
UniCredit SpA
6.950%, due 10/31/22[4]	EUR	1,175,000	1,738,785
Unione di Banche Italiane SpA
(fixed, converts to FRN on 09/15/27),
4.450%, due 09/15/27[4]	EUR	475,000	603,724
			12,979,191
Banking-US—0.92%
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[5]	900,000		936,000
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[3,5]	500,000		543,125
The Goldman Sachs Group, Inc.
(fixed, converts to FRN on 05/10/20),
5.375%, due 05/10/20[5]	375,000		383,891
Washington Mutual, Inc.
0.000%, due 09/21/17[9,10,12]	500,000		3,875
Wells Fargo & Co.
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[5]	1,430,000		1,455,025
			3,321,916
Building & construction—2.07%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[4]	250,000		260,125
6.875%, due 02/01/27[2]	775,000		806,387
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[2]	500,000		538,125
6.750%, due 03/30/29[4]	410,000		441,263

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
American Woodmark Corp.
4.875%, due 03/15/26[2]	50,000		48,250
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.750%, due 08/01/25[2]	175,000		168,875
AV Homes, Inc.
6.625%, due 05/15/22	250,000		255,938
Beazer Homes USA, Inc.
6.750%, due 03/15/25	200,000		196,500
Brookfield Residential Properties, Inc.
6.375%, due 05/15/25[2,3]	150,000		152,063
Century Communities, Inc.
5.875%, due 07/15/25	250,000		240,000
6.875%, due 05/15/22	325,000		334,750
Engility Corp.
8.875%, due 09/01/24	100,000		104,000
Indika Energy Capital III Pte Ltd.
5.875%, due 11/09/24[2]	300,000		282,195
Lennar Corp.
4.125%, due 01/15/22[3]	525,000		523,031
Mattamy Group Corp.
6.500%, due 10/01/25[2]	75,000		74,813
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000		1,201,406
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	1,225,000		1,232,656
TRI Pointe Group, Inc.
5.250%, due 06/01/27	200,000		190,000
William Lyon Homes, Inc.
5.875%, due 01/31/25	225,000		219,161
6.000%, due 09/01/23[2]	150,000		149,580
Williams Scotsman International, Inc.
7.875%, due 12/15/22[2]	50,000		52,000
			7,471,118
Building products—1.08%
BMC East LLC
5.500%, due 10/01/24[2]	225,000		223,031
Builders FirstSource, Inc.
5.625%, due 09/01/24[2]	325,000		321,750
CEMEX Finance LLC
4.625%, due 06/15/24[4]	EUR	350,000	450,682

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Building products—(concluded)
Cemex SAB de CV
2.750%, due 12/05/24[2]	EUR	275,000	330,021
7.750%, due 04/16/26[2,3]	400,000		438,600
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000		128,125
Gibraltar Industries, Inc.
6.250%, due 02/01/21[11]	125,000		126,987
Griffon Corp.
5.250%, due 03/01/22	425,000		425,340
Jeld-Wen, Inc.
4.625%, due 12/15/25[2]	125,000		119,963
Standard Industries, Inc.
4.750%, due 01/15/28[2,3]	125,000		116,563
5.375%, due 11/15/24[2]	175,000		176,750
5.500%, due 02/15/23[2]	175,000		180,633
Summit Materials LLC/Summit Materials Finance Corp.
5.125%, due 06/01/25[2]	50,000		48,500
6.125%, due 07/15/23	100,000		101,750
8.500%, due 04/15/22	75,000		81,000
US Concrete, Inc.
6.375%, due 06/01/24	600,000		621,000
			3,890,695
Building products-cement—0.69%
Indo Energy Finance II BV
6.375%, due 01/24/23[4]	400,000		393,324
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2,3]	175,000		177,187
10.125%, due 04/01/22[2]	225,000		239,625
TopBuild Escrow Corp.
5.625%, due 05/01/26[2]	150,000		150,563
Tutor Perini Corp.
6.875%, due 05/01/25[2,3]	50,000		51,235
Union Andina de Cementos SAA
5.875%, due 10/30/21[4]	750,000		769,687
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000		172,812
6.625%, due 08/15/25[2]	225,000		218,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Building products-cement—(concluded)
West China Cement Ltd.
6.500%, due 09/11/19[4]	300,000		305,416
			2,478,099
Cable—2.69%
Altice France SA
6.000%, due 05/15/22[2]	2,200,000		2,175,140
6.250%, due 05/15/24[2,3]	200,000		190,500
7.375%, due 05/01/26[2]	200,000		194,000
Cablevision SA
6.500%, due 06/15/21[2]	900,000		934,875
Cablevision Systems Corp.
5.875%, due 09/15/22[3]	125,000		123,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[2,3]	100,000		92,338
5.125%, due 02/15/23	225,000		226,057
5.125%, due 05/01/23[2,3]	325,000		326,040
5.125%, due 05/01/27[2,3]	50,000		46,849
5.250%, due 09/30/22	175,000		178,010
5.500%, due 05/01/26[2]	350,000		340,795
5.750%, due 09/01/23	675,000		683,437
5.750%, due 02/15/26[2,3]	650,000		645,125
5.875%, due 05/01/27[2]	100,000		97,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2,3]	50,000		49,500
7.750%, due 07/15/25[2]	200,000		210,500
Digi Communications NV
5.000%, due 10/15/23[2]	EUR	100,000	127,341
Midcontinent Communications/Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	475,000		498,750
Unitymedia GmbH
3.750%, due 01/15/27[4]	EUR	400,000	512,022
6.125%, due 01/15/25[2,3]	400,000		420,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.000%, due 01/15/25[4]	EUR	200,000	255,939
4.625%, due 02/15/26[4]	EUR	175,000	232,294
UPC Holding BV
3.875%, due 06/15/29[2]	EUR	450,000	516,059

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
UPCB Finance IV Ltd.
4.000%, due 01/15/27[4]	EUR	525,000	655,368
			9,732,314
Car rental—0.41%
Ahern Rentals, Inc.
7.375%, due 05/15/23[2,3]		475,000	458,375
Herc Rentals, Inc.
7.500%, due 06/01/22[2]		140,000	148,400
7.750%, due 06/01/24[2,3]		407,000	439,051
Hertz Holdings Netherlands BV
5.500%, due 03/30/23[2]	EUR	150,000	182,123
United Rentals North America, Inc.
4.875%, due 01/15/28		50,000	47,375
5.500%, due 05/15/27		75,000	74,813
5.875%, due 09/15/26[3]		125,000	130,313
			1,480,450
Chemicals—3.00%
A Schulman, Inc.
6.875%, due 06/01/23[11]		250,000	262,500
Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2,3]		200,000	202,500
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[4]	EUR	600,000	762,441
Blue Cube Spinco, Inc.
10.000%, due 10/15/25[3]		325,000	380,250
Braskem Finance Ltd.
5.375%, due 05/02/22[4]		500,000	512,505
5.750%, due 04/15/21[4]		300,000	310,470
CF Industries, Inc.
5.375%, due 03/15/44		200,000	175,196
7.125%, due 05/01/20		83,000	88,499
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]		125,000	123,750
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2]		125,000	128,594
GCP Applied Technologies, Inc.
5.500%, due 04/15/26[2]		75,000	74,625
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20		625,000	487,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Huntsman International LLC
5.125%, due 04/15/21	EUR	500,000	668,823
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[2]		375,000	384,375
Kronos International, Inc.
3.750%, due 09/15/25[2]	EUR	175,000	214,817
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]		225,000	216,563
OCI NV
5.000%, due 04/15/23[2]	EUR	810,000	995,678
6.625%, due 04/15/23[2,3]		200,000	202,800
Perstorp Holding AB
3 mo. Euribor + 4.250%,
4.250%, due 09/15/22[2,8]	EUR	250,000	299,636
Platform Specialty Products Corp.
6.500%, due 02/01/22[2]		100,000	102,500
PQ Corp.
5.750%, due 12/15/25[2]		100,000	99,000
Prague CE S.a.r.l.
10.000% Cash, 11.250 PIK,
10.000%, due 12/15/22[4,6]	EUR	600,000	738,668
PSPC Escrow Corp.
6.000%, due 02/01/23[4]	EUR	625,000	784,902
SPCM SA
2.875%, due 06/15/23[4]	EUR	400,000	490,156
The Chemours Co.
6.125%, due 05/15/23	EUR	450,000	568,552
TPC Group, Inc.
8.750%, due 12/15/20[2]		650,000	646,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2,3]		225,000	221,625
Tronox Finance PLC
5.750%, due 10/01/25[2]		275,000	267,438
Valvoline, Inc.
5.500%, due 07/15/24		200,000	205,000
Venator Finance Sarl/Venator Materials LLC
5.750%, due 07/15/25[2]		100,000	99,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Versum Materials, Inc.
5.500%, due 09/30/24[2]		125,000	127,775
			10,843,388
Coal—0.71%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.500%, due 05/01/25[2]		300,000	316,500
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24		550,000	436,562
12.000%, due 11/01/21		250,000	251,875
CONSOL Energy, Inc.
11.000%, due 11/15/25[2]		225,000	236,250
Murray Energy Corp.
11.250%, due 04/15/21[2]		1,675,000	728,625
Peabody Energy Corp.
6.000%, due 03/31/22[2]		100,000	102,720
6.250%, due 11/15/21[9,12,13]		75,000	0
10.000%, due 03/15/22[12,13,14]		1,025,000	0
Warrior Met Coal, Inc.
8.000%, due 11/01/24[2]		500,000	510,325
			2,582,857
Commercial services—2.93%
AA Bond Co. Ltd.
5.500%, due 07/31/22[4]	GBP	350,000	452,982
Aircastle Ltd.
5.125%, due 03/15/21		500,000	513,750
Algeco Global Finance PLC
3 mo. Euribor + 6.250%,
5.921%, due 02/15/23[2,8]	EUR	275,000	334,581
6.500%, due 02/15/23[2]	EUR	275,000	340,392
8.000%, due 02/15/23[2]		200,000	204,250
APTIM Corp.
7.750%, due 06/15/25[2,3]		25,000	21,813
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]		400,000	412,000
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2]		350,000	360,937
Clear Channel International BV
8.750%, due 12/15/20[2]		50,000	52,125
Garda World Security Corp.
7.250%, due 11/15/21[2]		25,000	25,438

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Gartner, Inc.
5.125%, due 04/01/25[2]		225,000	225,495
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22		200,000	204,000
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]		125,000	126,563
8.375%, due 08/15/22[2]		400,000	409,000
9.250%, due 03/01/21[2]		1,025,000	1,057,031
Inter Media and Communication SpA
4.875%, due 12/31/22[2]	EUR	100,000	121,569
iPayment, Inc.
10.750%, due 04/15/24[2]		75,000	83,385
Iron Mountain UK PLC
3.875%, due 11/15/25[4]	GBP	325,000	425,597
Iron Mountain, Inc.
5.750%, due 08/15/24[3]		1,465,000	1,446,687
La Financiere Atalian SAS
4.000%, due 05/15/24[4]	EUR	375,000	439,830
5.125%, due 05/15/25[2,15]	EUR	250,000	305,326
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2,3]		425,000	435,094
5.625%, due 03/15/26[2]		100,000	99,750
Matthews International Corp.
5.250%, due 12/01/25[2]		150,000	147,000
Michael Baker International LLC
8.750%, due 03/01/23[2]		350,000	330,750
Novafives SAS
5.000%, due 06/15/25[2]	EUR	300,000	368,852
Paprec Holding SA
4.000%, due 03/31/25[2]	EUR	350,000	427,415
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]		175,000	174,125
Sotheby’s
4.875%, due 12/15/25[2]		250,000	240,625
The ADT Corp.
5.250%, due 03/15/20		275,000	279,812
TMS International Corp.
7.250%, due 08/15/25[2]		125,000	129,375
Wabash National Corp.
5.500%, due 10/01/25[2]		225,000	219,375
Waste Italia SpA
10.500%, due 11/15/19[4,9,10]	EUR	1,425,000	34,417

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Weight Watchers International, Inc.
8.625%, due 12/01/25[2]	75,000	80,625
Wrangler Buyer Corp.
6.000%, due 10/01/25[2]	75,000	73,875
		10,603,841
Communications equipment—0.11%
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2,3]	200,000	196,000
4.125%, due 06/01/21[2,3]	200,000	200,500
		396,500
Computer software & services—2.37%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	775,000	773,062
Boxer Parent Co., Inc.
9.000% Cash, 9.750% PIK,
9.000%, due 10/15/19[2,6]	63,000	62,843
Camelot Finance SA
7.875%, due 10/15/24[2,3]	650,000	677,625
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[2,3]	325,000	317,687
Dell International LLC/EMC Corp.
5.450%, due 06/15/23[2]	75,000	78,862
5.875%, due 06/15/21[2]	425,000	437,195
Diebold Nixdorf, Inc.
8.500%, due 04/15/24	100,000	103,750
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	450,000	477,000
Everi Payments, Inc.
7.500%, due 12/15/25[2,3]	200,000	202,500
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]	375,000	375,469
First Data Corp.
5.750%, due 01/15/24[2]	75,000	76,040
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% Cash, 7.875% PIK,
7.125%, due 05/01/21[2,6]	700,000	705,250
Infor US, Inc.
6.500%, due 05/15/22[3]	850,000	862,750
Informatica LLC
7.125%, due 07/15/23[2]	100,000	100,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[2]		200,000	206,250
NCR Corp.
6.375%, due 12/15/23[3]		780,000	807,300
Open Text Corp.
5.875%, due 06/01/26[2]		400,000	415,000
Rackspace Hosting, Inc.
8.625%, due 11/15/24[2,3]		150,000	152,062
RP Crown Parent LLC
7.375%, due 10/15/24[2]		450,000	466,875
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2,3]		400,000	445,000
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2]		400,000	346,000
Western Digital Corp.
4.750%, due 02/15/26		475,000	468,172
			8,556,692
Consumer products—0.95%
Central Garden & Pet Co.
6.125%, due 11/15/23		275,000	286,687
First Quality Finance Co., Inc.
5.000%, due 07/01/25[2,3]		75,000	71,813
High Ridge Brands Co.
8.875%, due 03/15/25[2]		125,000	87,500
Prestige Brands, Inc.
5.375%, due 12/15/21[2]		200,000	200,500
6.375%, due 03/01/24[2]		325,000	326,625
Revlon Consumer Products Corp.
6.250%, due 08/01/24[3]		275,000	165,000
Spectrum Brands, Inc.
4.000%, due 10/01/26[4]	EUR	250,000	304,689
4.000%, due 10/01/26[2]	EUR	325,000	396,095

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24		1,575,000	1,596,656
			3,435,565
Consumer services—0.17%
Garda World Security Corp.
8.750%, due 05/15/25[2]		575,000	600,702

Containers & packaging—2.27%
ARD Finance SA
6.625% Cash, 7.375% PIK,
6.625%, due 09/15/23[6]	EUR	300,000	380,847
7.125% Cash, 7.875% PIK,
7.125%, due 09/15/23[6]		400,000	409,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 09/15/22[2]		200,000	198,750
6.000%, due 02/15/25[2]		600,000	606,750
Ball Corp.
4.375%, due 12/15/20[3]		350,000	355,688
Berry Global, Inc.
4.500%, due 02/15/26[2,3]		100,000	95,500
6.000%, due 10/15/22[3]		300,000	312,375
BWAY Holding Co.
7.250%, due 04/15/25[2,3]		750,000	770,400
Crown European Holdings SA
2.250%, due 02/01/23[2]	EUR	225,000	274,389
2.875%, due 02/01/26[2]	EUR	350,000	416,320
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2,3]		150,000	150,750
Horizon Holdings I SAS
7.250%, due 08/01/23[4]	EUR	800,000	1,010,436
Kleopatra Holdings 1 SCA
8.500% Cash, 9.250% PIK,
8.500%, due 06/30/23[4,6]	EUR	425,000	422,773
Multi-Color Corp.
6.125%, due 12/01/22[2,3]		100,000	103,000
OI European Group BV
3.125%, due 11/15/24[4]	EUR	175,000	216,156
3.125%, due 11/15/24[2]	EUR	225,000	277,915
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]		575,000	602,312
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2]		125,000	121,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2,3]	450,000		451,971
SAN Miguel Industrias Pet SA
4.500%, due 09/18/22[4]	300,000		297,000
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	525,000	647,334
4.750%, due 03/15/25	75,000		72,570
W/S Packaging Holdings, Inc.
9.000%, due 04/15/23[2]	25,000		25,563
			8,219,049
Diversified financial services—4.87%
Alliance Data Systems Corp.
4.500%, due 03/15/22[4]	EUR	125,000	155,553
4.500%, due 03/15/22[2]	EUR	550,000	684,435
Ally Financial, Inc.
3.750%, due 11/18/19[3]	300,000		300,783
8.000%, due 12/31/18	475,000		489,250
8.000%, due 11/01/31	435,000		527,842
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[2]	700,000		628,250
Bank of America Corp.
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[5]	50,000		49,938
3 mo. LIBOR + 3.630%,
5.989%, due 07/30/18[5,8]	110,000		110,550
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[5]	700,000		729,750
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[5]	175,000		185,272
Barclays PLC
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[5]	EUR	600,000	833,203
(fixed, converts to FRN on 12/15/18),
8.250%, due 12/15/18[5]	300,000		308,437
CIT Group, Inc.
3.875%, due 02/19/19	175,000		175,612
4.125%, due 03/09/21	75,000		75,079
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[3,5]	925,000		945,234
(fixed, converts to FRN on 08/15/20),
5.950%, due 08/15/20[3,5]	175,000		180,906

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[5]	175,000		179,139
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[5]	150,000		155,813
CNG Holdings, Inc.
9.375%, due 05/15/20[2,3]	225,000		222,750
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]	275,000		276,375
Credito Real SAB de CV SOFOM ER
(fixed, converts to FRN on 11/29/22),
9.125%, due 11/29/22[2,5]	500,000		508,125
Credivalores-Crediservicios SAS
9.750%, due 07/27/22[4]	200,000		203,000
FBM Finance, Inc.
8.250%, due 08/15/21[2]	700,000		736,750
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000		193,500
Garfunkelux Holdco 3 SA
3 mo. Euribor + 3.500%,
3.500%, due 09/01/23[2,8]	EUR	475,000	533,342
8.500%, due 11/01/22[4]	GBP	300,000	426,433
goeasy Ltd.
7.875%, due 11/01/22[2]	50,000		53,000
Hexion, Inc.
10.375%, due 02/01/22[2]	250,000		243,125
13.750%, due 02/01/22[2,3]	375,000		311,250
Intelsat Connect Finance SA
12.500%, due 04/01/22[2,3]	300,000		262,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.250%, due 08/15/24[2,3]	200,000		198,250
7.375%, due 04/01/20[2,3]	400,000		403,500
KOC Holding AS
5.250%, due 03/15/23[4]	750,000		755,322
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2,3]	325,000		325,000
LHC3 PLC
4.125% Cash, 4.875% PIK,
4.125%, due 08/15/24[4,6]	EUR	300,000	366,305
4.125% Cash, 9.000% PIK,
4.125%, due 08/15/24[2,6]	EUR	200,000	244,203
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		282,562
9.625%, due 05/01/19	375,000		380,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Newday Bondco PLC
7.375%, due 02/01/24[2]	GBP	725,000	948,005
NFP Corp.
6.875%, due 07/15/25[2]	325,000		318,500
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]	100,000		102,000
SASU Newco SAB 20 SAS
4.250%, due 09/30/24[2]	EUR	125,000	147,018
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]	375,000		371,250
The Charles Schwab Corp.
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[5]	225,000		219,094
Vantiv LLC/Vantiv Issuer Corp.
3.875%, due 11/15/25[2]	GBP	400,000	541,043
Vertiv Intermediate Holding Corp.
12.000% Cash, 13.000% PIK,
12.000%, due 02/15/22[2,6]	900,000		914,625
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	375,000		382,500
			17,584,998
Electric utilities—0.51%
NRG Energy, Inc.
6.250%, due 07/15/22	25,000		25,688
6.250%, due 05/01/24	25,000		25,844
6.625%, due 01/15/27	175,000		180,250
7.250%, due 05/15/26	75,000		80,062
NRG Yield Operating LLC
5.000%, due 09/15/26	225,000		218,812
Viridian Group FinanceCo PLC/Viridian Power and Energy
4.000%, due 09/15/25[2]	EUR	200,000	229,222
Vistra Energy Corp.
7.375%, due 11/01/22[3]	1,025,000		1,080,094
			1,839,972
Electric-generation—0.91%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	275,000		270,187
5.625%, due 05/20/24[3]	75,000		74,625
5.750%, due 05/20/27[3]	275,000		264,688
Calpine Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
5.375%, due 01/15/23[3]	575,000		551,281
5.500%, due 02/01/24[3]	475,000		435,812
ContourGlobal Power Holdings SA
5.125%, due 06/15/21[2]	EUR	725,000	901,775
Drax Finco PLC
6.625%, due 11/01/25[2]	200,000		201,000
GenOn Energy, Inc.
7.875%, due 06/15/17[9,10]	200,000		167,000
Greenko Investment Co.
4.875%, due 08/16/23[4]	300,000		281,982
Rockpoint Gas Storage Canada Ltd.
7.000%, due 03/31/23[2]	125,000		124,844
			3,273,194
Electric-integrated—1.16%
AES El Salvador Trust II
6.750%, due 03/28/23[4]	450,000		434,812
Capex SA
6.875%, due 05/15/24[2]	400,000		402,160
6.875%, due 05/15/24[4]	475,000		477,565
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[4]	300,000		306,000
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[4]	700,000		697,998
6.750%, due 08/06/23[4]	250,000		252,625
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]	800,000		851,616
Pampa Energia SA
7.500%, due 01/24/27[4]	200,000		203,000
7.500%, due 01/24/27[2]	400,000		406,000
Talen Energy Supply LLC
10.500%, due 01/15/26[2]	200,000		172,500
			4,204,276
Electronics—0.92%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24[3]	353,000		372,422
7.500%, due 08/15/22[3]	245,000		267,663
Amkor Technology, Inc.
6.375%, due 10/01/22	50,000		51,313

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
Belden, Inc.
3.875%, due 03/15/28[2]	EUR	375,000	440,849
Entegris, Inc.
4.625%, due 02/10/26[2]	200,000		193,000
GCL New Energy Holdings Ltd.
7.100%, due 01/30/21[4]	200,000		190,440
Itron, Inc.
5.000%, due 01/15/26[2]	75,000		73,290
Microsemi Corp.
9.125%, due 04/15/23[2]	66,000		72,765
Qorvo, Inc.
6.750%, due 12/01/23[3]	100,000		106,250
7.000%, due 12/01/25[3]	500,000		542,500
Senvion Holding GmbH
3.875%, due 10/25/22[4]	EUR	775,000	854,739
TTM Technologies, Inc.
5.625%, due 10/01/25[2]	175,000		171,500
			3,336,731
Energy—0.44%
Neerg Energy Ltd.
6.000%, due 02/13/22[4]	500,000		489,807
Nordex SE
6.500%, due 02/01/23[2]	EUR	375,000	421,929
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]	75,000		76,500
Rio Energy SA/UGEN SA/UENSA SA
6.875%, due 02/01/25[2]	500,000		487,500
TerraForm Power Operating LLC
4.250%, due 01/31/23[2,3]	125,000		119,375
			1,595,111
Energy-exploration & production—0.25%
Antero Resources Corp.
5.125%, due 12/01/22	150,000		150,750
5.375%, due 11/01/21	200,000		202,310
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[2]	350,000		351,750
Delek Logistics Partners LP
6.750%, due 05/15/25[2]	200,000		198,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[10,12,13,14]	850,000		0
			903,310
Finance-captive automotive—2.00%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]	880,000		888,800
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[2]	50,000		48,500
Cabot Financial Luxembourg II SA
3 mo. Euribor + 5.875%,
5.875%, due 11/15/21[4,8]	EUR	550,000	673,478
CyrusOne LP/CyrusOne Finance Corp.
5.000%, due 03/15/24	75,000		75,188
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		128,125
HRG Group, Inc.
7.750%, due 01/15/22	395,000		406,850
HT1 Funding GmbH
12 mo. Euribor + 2.000%,
1.842%, due 06/30/18[5,8]	EUR	500,000	591,461
Hunt Cos., Inc.
6.250%, due 02/15/26[2]	150,000		142,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20[3]	1,380,000		1,409,325
6.250%, due 02/01/22	250,000		255,000
6.375%, due 12/15/25	125,000		125,469
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]	175,000		179,156
Mercury Bondco PLC
8.250% Cash, 9.000% PIK,
8.250%, due 05/30/21[4,6]	EUR	650,000	818,623
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	275,000		272,937
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		228,750
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]	150,000		149,063
5.500%, due 02/15/24[2]	100,000		97,125
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2,3]	235,000		252,331
Radian Group, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
4.500%, due 10/01/24	225,000		214,875
7.000%, due 03/15/21	144,000		154,080
Trident Merger Sub, Inc.
6.625%, due 11/01/25[2,3]	100,000		98,000
			7,210,011
Finance-other—1.32%
Credivalores-Crediservicios SAS
9.750%, due 07/27/22[2]	600,000		609,000
Navient Corp.
6.500%, due 06/15/22[3]	300,000		308,250
6.625%, due 07/26/21	75,000		77,906
6.750%, due 06/25/25	150,000		151,500
7.250%, due 09/25/23[3]	125,000		130,625
8.000%, due 03/25/20	2,000,000		2,130,000
Springleaf Finance Corp.
6.000%, due 06/01/20	1,050,000		1,090,688
6.875%, due 03/15/25	275,000		277,750
			4,775,719
Financial services—0.65%
Banco de Bogota SA
5.375%, due 02/19/23[2]	750,000		769,687
Intesa Sanpaolo SpA
3.928%, due 09/15/26[4]	EUR	400,000	523,055
(fixed, converts to FRN on 06/20/18),
8.047%, due 06/20/18[5]	EUR	350,000	426,617
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[4]	EUR	400,000	461,303
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[2]		150,000	155,580
			2,336,242
Food products—1.52%
Central American Bottling Corp.
5.750%, due 01/31/27[2]		400,000	409,760
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]		25,000	23,875
Cott Corp.
5.500%, due 07/01/24[4]	EUR	450,000	576,409
Cott Finance Corp.
5.500%, due 07/01/24[2]	EUR	500,000	640,454

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
Darling Global Finance BV
3.625%, due 05/15/26[2,15]	EUR	125,000	152,870
JBS Investments GmbH
7.250%, due 04/03/24[4]	800,000		788,760
7.750%, due 10/28/20[4]	200,000		203,252
Marfrig Holdings Europe BV
8.000%, due 06/08/23[4]	100,000		101,125
Minerva Luxembourg SA
6.500%, due 09/20/26[4]	250,000		236,250
6.500%, due 09/20/26[2]	1,150,000		1,086,750
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2]	225,000		219,937
5.875%, due 09/30/27[2]	175,000		167,125
Post Holdings, Inc.
5.750%, due 03/01/27[2]	200,000		195,220
Sunshine Mid BV
6.500%, due 05/15/26[2,15]	EUR	375,000	452,850
TreeHouse Foods, Inc.
6.000%, due 02/15/24[2,3]	250,000		248,750
			5,503,387
Food-wholesale—1.65%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25	275,000		239,594
6.625%, due 06/15/24	350,000		326,372
Aramark International Finance Sarl
3.125%, due 04/01/25[2]	EUR	375,000	464,207
Aramark Services, Inc.
5.000%, due 02/01/28[2,3]	275,000		267,550
5.125%, due 01/15/24[3]	400,000		407,000
B&G Foods, Inc.
5.250%, due 04/01/25[3]	25,000		22,875
Casino Guichard Perrachon SA
4.048%, due 08/05/26[4,11]	EUR	300,000	364,827
(fixed, converts to FRN on 01/31/19),
4.870%, due 01/31/19[4,5]	EUR	500,000	573,006
Iceland Bondco PLC
4.625%, due 03/15/25[2]	GBP	375,000	471,735
Nomad Foods Bondco PLC
3.250%, due 05/15/24[4]	EUR	500,000	609,731
3.250%, due 05/15/24[2]	EUR	250,000	304,866
Ocado Group PLC
4.000%, due 06/15/24[4]	GBP	175,000	238,400

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
4.000%, due 06/15/24[2]	GBP	200,000	272,457
Picard Bondco SA
5.500%, due 11/30/24[2]	EUR	225,000	267,536
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, due 01/15/24	150,000		154,500
Sigma Holdco BV
5.750%, due 05/15/26[2,15]	EUR	800,000	959,822
			5,944,478
Gaming—1.75%
Boyd Gaming Corp.
6.875%, due 05/15/23	1,000,000		1,050,000
Cirsa Funding Luxembourg SA
5.875%, due 05/15/23[4]	EUR	700,000	870,865
Grupo Posadas SAB de CV
7.875%, due 06/30/22[4]	500,000		520,000
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[2]	350,000		350,000
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2,3]	250,000		260,313
MGM Resorts International
6.750%, due 10/01/20[3]	263,000		279,437
7.750%, due 03/15/22	740,000		820,475
8.625%, due 02/01/19	100,000		103,597
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,3]	675,000		675,000
Scientific Games International, Inc.
3.375%, due 02/15/26[2]	EUR	275,000	321,553
5.500%, due 02/15/26[2]	EUR	425,000	490,776
6.250%, due 09/01/20	75,000		75,094
6.625%, due 05/15/21[3]	75,000		76,500
10.000%, due 12/01/22	100,000		107,751
Studio City Co. Ltd.
5.875%, due 11/30/19[2]	200,000		203,240

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
WMG Acquisition Corp.
5.000%, due 08/01/23[2]	125,000		125,000
			6,329,601
Health care equipment & supplies—0.05%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[2]	175,000		173,250

Health care providers & services—4.93%
Avantor, Inc.
6.000%, due 10/01/24[2]	100,000		100,500
9.000%, due 10/01/25[2,3]	325,000		329,062
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[4]	EUR	200,000	253,463
4.750%, due 12/15/24[2]	EUR	200,000	253,463
Charles River Laboratories International, Inc.
5.500%, due 04/01/26[2]	150,000		152,580
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22[3]	100,000		54,750
7.125%, due 07/15/20[3]	350,000		278,250
8.000%, due 11/15/19[3]	125,000		113,750
Concordia International Corp.
7.000%, due 04/15/23[2,9]	150,000		9,000
9.500%, due 10/21/22[2,9]	275,000		16,500
DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]	275,000		275,344
Eagle Holding Co. II LLC
7.625% Cash, 8.375% PIK,
7.625%, due 05/15/22[2,3,6]	100,000		101,250
Encompass Health Corp.
5.750%, due 11/01/24	425,000		432,437
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2]	1,200,000		873,000
Endo Finance LLC
5.750%, due 01/15/22[2,3]	75,000		61,500
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[2,3,11]	150,000		108,563
Envision Healthcare Corp.
5.625%, due 07/15/22	175,000		175,438
6.250%, due 12/01/24[2,3]	175,000		182,000
Grifols SA
3.200%, due 05/01/25[2]	EUR	600,000	729,994
HCA, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
3.750%, due 03/15/19[3]	275,000		275,687
5.000%, due 03/15/24	75,000		75,844
5.375%, due 02/01/25[3]	125,000		124,375
5.875%, due 05/01/23	150,000		156,375
6.500%, due 02/15/20	250,000		261,250
7.500%, due 02/15/22	1,425,000		1,567,500
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	150,000		154,875
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[2]	255,000		270,938
Kindred Healthcare, Inc.
8.000%, due 01/15/20	820,000		878,425
LifePoint Health, Inc.
5.500%, due 12/01/21	125,000		125,313
5.875%, due 12/01/23	125,000		123,438
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,3]	150,000		117,375
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2,3]	50,000		50,896
Polaris Intermediate Corp.
8.500% Cash, 9.250% PIK,
8.500%, due 12/01/22[2,6]	300,000		304,500
Select Medical Corp.
6.375%, due 06/01/21	50,000		50,750
Tenet Healthcare Corp.
4.625%, due 07/15/24[2,3]	175,000		169,295
5.500%, due 03/01/19	1,075,000		1,089,781
7.500%, due 01/01/22[2]	125,000		131,719
8.125%, due 04/01/22[3]	25,000		26,031
Teva Pharmaceutical Finance Netherlands II BV
0.375%, due 07/25/20[4]	EUR	400,000	468,821
3.250%, due 04/15/22[2]	EUR	175,000	214,753
4.500%, due 03/01/25[2]	EUR	100,000	122,455
Teva Pharmaceutical Finance Netherlands III BV
6.000%, due 04/15/24[2]	800,000		775,981
Unilabs Subholding AB
5.750%, due 05/15/25[2]	EUR	275,000	328,733
Universal Hospital Services, Inc.
7.625%, due 08/15/20	350,000		352,625
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[4]	EUR	700,000	767,981
5.875%, due 05/15/23[2]	375,000		342,891

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
6.125%, due 04/15/25[2,3]	225,000		202,943
6.750%, due 08/15/21[2]	25,000		25,156
7.250%, due 07/15/22[2,3]	375,000		378,244
7.500%, due 07/15/21[2]	1,920,000		1,951,200
9.000%, due 12/15/25[2,3]	1,125,000		1,139,062
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	300,000		294,750
			17,820,806
Hotels, restaurants & leisure—2.51%
Boyne USA, Inc.
7.250%, due 05/01/25[2,3]	250,000		258,200
Carlson Travel, Inc.
3 mo. Euribor + 4.750%,
4.750%, due 06/15/23[4,8]	EUR	550,000	657,604
9.500%, due 12/15/24[2]	200,000		181,000
CCM Merger, Inc.
6.000%, due 03/15/22[2]	200,000		203,500
Churchill Downs, Inc.
4.750%, due 01/15/28[2]	150,000		141,375
Constellation Merger Sub, Inc.
8.500%, due 09/15/25[2,3]	275,000		268,125
CPUK Finance Ltd.
4.250%, due 08/28/22[2]	GBP	350,000	484,287
4.875%, due 08/28/25[4]	GBP	200,000	276,964
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]	225,000		232,313
Eldorado Resorts, Inc.
6.000%, due 04/01/25[3]	375,000		371,719
7.000%, due 08/01/23	375,000		395,625
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,610,437
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]	225,000		238,781
GLP Capital LP/GLP Financing II, Inc.
5.375%, due 04/15/26	100,000		100,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2]	250,000		249,063
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,142,000		1,196,245
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[2,3]	200,000		210,540

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
Thomas Cook Finance 2 PLC
3.875%, due 07/15/23[2]	EUR	125,000	153,404
3.875%, due 07/15/23[4]	EUR	400,000	490,894
Thomas Cook Group PLC
6.250%, due 06/15/22[2]	EUR	475,000	616,608
Viking Cruises Ltd.
5.875%, due 09/15/27[2,3]	50,000		48,250
VOC Escrow Ltd.
5.000%, due 02/15/28[2,3]	50,000		48,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2,3]	50,000		48,390
Wynn Macau Ltd.
4.875%, due 10/01/24[2]	200,000		196,000
5.500%, due 10/01/27[2]	400,000		388,004
			9,066,453
Insurance—1.18%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	375,000		354,450
Ardonagh Midco 3 PLC
8.375%, due 07/15/23[2]	GBP	525,000	754,164
8.625%, due 07/15/23[2]	400,000		412,000
AssuredPartners, Inc.
7.000%, due 08/15/25[2]	250,000		246,875
Fidelity & Guaranty Life Holdings, Inc.
5.500%, due 05/01/25[2]	275,000		273,543
FWD Ltd.
(fixed, converts to FRN on 01/24/22),
6.250%, due 01/24/22[4,5]	800,000		796,278
Genworth Holdings, Inc.
7.700%, due 06/15/20[3]	50,000		48,625
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125% Cash, 8.875% PIK,
8.125%, due 07/15/19[2,3,6]	675,000		677,025
HUB International Ltd.
7.000%, due 05/01/26[2,3]	75,000		75,188
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		281,187

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
USIS Merger Sub, Inc.
6.875%, due 05/01/25[2]	350,000		352,625
			4,271,960
Lodging—0.35%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2,3]	475,000		453,625
Inn of the Mountain Gods Resort & Casino
9.250%, due 11/30/20[2,11]	100,000		88,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[2]	250,000		273,750
NH Hotel Group SA
3.750%, due 10/01/23[4]	EUR	350,000	443,756
			1,259,631
Machinery—0.43%
Orano SA
4.875%, due 09/23/24	EUR	750,000	991,696
Vertiv Group Corp.
9.250%, due 10/15/24[2]	250,000		252,500
Welbilt, Inc.
9.500%, due 02/15/24	275,000		305,250
			1,549,446
Machinery-construction & mining—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[2]	350,000		372,208
Terex Corp.
5.625%, due 02/01/25[2]	50,000		49,750
			421,958
Manufacturing-diversified—1.42%
Apergy Corp.
6.375%, due 05/01/26[2,15]	75,000		76,125
Bombardier, Inc.
6.000%, due 10/15/22[2]	675,000		671,625
6.125%, due 01/15/23[2,3]	350,000		352,188
7.500%, due 12/01/24[2,3]	375,000		394,687
7.500%, due 03/15/25[2]	200,000		208,000
8.750%, due 12/01/21[2]	275,000		306,028

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Manufacturing-diversified—(concluded)
Cloud Crane LLC
10.125%, due 08/01/24[2]	350,000		381,500
CMF SpA
9.000%, due 06/15/22[4]	EUR	200,000	222,355
FXI Holdings, Inc.
7.875%, due 11/01/24[2]	150,000		148,125
Galapagos SA
5.375%, due 06/15/21[4]	EUR	275,000	318,806
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		157,875
Koppers, Inc.
6.000%, due 02/15/25[2,3]	75,000		76,313
LSB Industries, Inc.
9.625%, due 05/01/23[2,3]	75,000		75,563
Norican A/S
4.500%, due 05/15/23[4]	EUR	500,000	552,718
Platin 1426 GmbH
5.375%, due 06/15/23[2]	EUR	325,000	389,154
Selecta Group BV
3 mo. Euribor + 5.375%,
5.375%, due 02/01/24[2,8]	EUR	275,000	331,696
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		177,188
5.875%, due 08/15/26[2]	175,000		178,500
Tennant Co.
5.625%, due 05/01/25	125,000		127,366
			5,145,812
Media—3.68%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25[3]	75,000		72,750
5.875%, due 02/15/22[3]	75,000		75,938
6.125%, due 05/15/27[3]	300,000		290,250
6.375%, due 11/15/24	GBP	700,000	978,868
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2]	300,000		310,500
Cinemark USA, Inc.
5.125%, due 12/15/22	275,000		279,812
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	278,000		284,602
7.625%, due 03/15/20[3]	1,550,000		1,553,557

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Media—(continued)
CSC Holdings LLC
8.625%, due 02/15/19	150,000		156,101
DISH DBS Corp.
5.000%, due 03/15/23	475,000		409,687
5.125%, due 05/01/20[3]	200,000		199,000
7.750%, due 07/01/26[3]	650,000		589,469
Gray Television, Inc.
5.125%, due 10/15/24[2,3]	225,000		214,594
5.875%, due 07/15/26[2]	525,000		505,312
iHeartCommunications, Inc.
9.000%, due 12/15/19[6,9,10]	250,000		200,000
12.000% Cash, 2.000% PIK,
14.000%, due 02/01/21[9,10]	415,467		53,805
Meredith Corp.
6.875%, due 02/01/26[2,3]	25,000		25,313
National CineMedia LLC
5.750%, due 08/15/26	75,000		68,625
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2,3]	500,000		492,500
Quebecor Media, Inc.
5.750%, due 01/15/23[3]	450,000		461,250
Salem Media Group, Inc.
6.750%, due 06/01/24[2]	75,000		71,063
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2,3]	150,000		139,125
5.875%, due 03/15/26[2]	225,000		222,187
6.125%, due 10/01/22[3]	142,000		145,861
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2,3]	275,000		266,750
5.000%, due 08/01/27[2,3]	25,000		23,828
6.000%, due 07/15/24[2]	25,000		25,685
TEGNA, Inc.
6.375%, due 10/15/23	125,000		129,063
Tele Columbus AG
3.875%, due 05/02/25[2]	EUR	400,000	478,209
Telenet Finance Luxembourg Notes Sarl
3.500%, due 03/01/28[2]	EUR	700,000	828,413
5.500%, due 03/01/28[2]	200,000		191,000
The EW Scripps Co.
5.125%, due 05/15/25[2]	225,000		209,250
Townsquare Media, Inc.
6.500%, due 04/01/23[2,3]	325,000		303,469

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
TV Azteca SAB de CV
8.250%, due 08/09/24[4]	500,000		512,500
Univision Communications, Inc.
6.750%, due 09/15/22[2,3]	226,000		231,650
Urban One, Inc.
9.250%, due 02/15/20[2,3]	200,000		190,000
Vrio Finco 1 LLC/Vrio Finco 2, Inc.
6.250%, due 04/04/23[2]	500,000		503,750
6.875%, due 04/04/28[2]	400,000		398,500
VTR Finance BV
6.875%, due 01/15/24[4]	700,000		723,807
Ziggo Bond Finance BV
6.000%, due 01/15/27[2,3]	500,000		468,125
			13,284,168
Metals—0.95%
Aleris International, Inc.
7.875%, due 11/01/20	641,000		631,385
9.500%, due 04/01/21[2]	175,000		182,438
Cia Brasileira de Aluminio
4.750%, due 06/17/24[4]	1,100,000		1,100,000
Coeur Mining, Inc.
5.875%, due 06/01/24	150,000		147,750
Constellium NV
4.250%, due 02/15/26[2]	EUR	125,000	152,588
6.625%, due 03/01/25[2,3]	500,000		506,875
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, due 03/01/22[2]	150,000		157,500
Vedanta Resources PLC
6.375%, due 07/30/22[2]	300,000		301,860
8.250%, due 06/07/21[2]	250,000		267,015
			3,447,411
Metals & mining—2.71%
AK Steel Corp.
7.625%, due 10/01/21	175,000		178,500
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	600,000		654,000
Anglo American Capital PLC
4.125%, due 09/27/22[2,3]	400,000		400,969
ArcelorMittal
3.125%, due 01/14/22[4]	EUR	525,000	685,411

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Metals & mining—(continued)
6.125%, due 06/01/25	100,000	108,250
7.000%, due 03/01/41[11]	75,000	86,250
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]	175,000	182,437
Cleveland-Cliffs, Inc. [3]
5.750%, due 03/01/25	350,000	337,533
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]	1,000,000	950,000
6.875%, due 03/01/26[2,3]	200,000	190,000
Fortune Star BVI Ltd.
5.250%, due 03/23/22[4]	300,000	284,698
Freeport-McMoRan, Inc.
5.450%, due 03/15/43	400,000	364,000
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2,3]	175,000	184,844
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, due 04/29/24[4]	400,000	421,280
Hecla Mining Co.
6.875%, due 05/01/21	275,000	278,437
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000	130,313
7.625%, due 01/15/25[2]	100,000	105,906
IAMGOLD Corp.
7.000%, due 04/15/25[2]	225,000	229,500
JSW Steel Ltd.
5.250%, due 04/13/22[4]	200,000	198,536
Kinross Gold Corp.
5.125%, due 09/01/21	175,000	179,207
Metinvest BV
7.750%, due 04/23/23[2]	600,000	583,320
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]	100,000	99,000
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, due 11/01/22[2]	25,000	25,458
Novelis Corp.
5.875%, due 09/30/26[2]	125,000	124,063
6.250%, due 08/15/24[2]	150,000	152,813
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	100,000	103,750
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2]	200,000	199,900
Teck Resources Ltd.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
3.750%, due 02/01/23	125,000		121,094
4.500%, due 01/15/21	100,000		101,000
4.750%, due 01/15/22[3]	350,000		355,033
5.200%, due 03/01/42	25,000		23,438
6.000%, due 08/15/40	475,000		495,187
United States Steel Corp.
6.250%, due 03/15/26[3]	175,000		173,688
6.875%, due 08/15/25	250,000		255,000
Vallourec SA
2.250%, due 09/30/24[4]	EUR	200,000	196,862
6.375%, due 10/15/23[2]	EUR	125,000	152,082
6.625%, due 10/15/22[2]	EUR	375,000	467,191
			9,778,950
Oil & gas—11.52%
Aker BP ASA
5.875%, due 03/31/25[2,3]	150,000		155,625
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24[3]	275,000		284,625
American Midstream Partners LP/American Midstream Finance Corp.
8.500%, due 12/15/21[2]	250,000		248,750
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	275,000		273,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[2,3]	525,000		564,375
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000		333,125
Bristow Group, Inc.
8.750%, due 03/01/23[2,3]	75,000		77,438
Calfrac Holdings LP
7.500%, due 12/01/20[2]	725,000		717,750
California Resources Corp.
8.000%, due 12/15/22[2]	1,150,000		989,000
Callon Petroleum Co.
6.125%, due 10/01/24	475,000		484,500
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[3]	150,000		154,046
7.500%, due 09/15/20	343,000		346,430
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	225,000		231,966
7.000%, due 06/30/24[3]	300,000		327,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Cheniere Energy Partners LP
5.250%, due 10/01/25[2]	150,000	146,625
Chesapeake Energy Corp.
5.500%, due 09/15/26[11]	75,000	65,678
6.625%, due 08/15/20	675,000	691,875
6.875%, due 11/15/20	150,000	154,500
8.000%, due 01/15/25[2,3]	525,000	508,987
CNX Resources Corp.
5.875%, due 04/15/22[3]	175,000	175,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25[3]	50,000	49,500
6.250%, due 04/01/23[11]	1,345,000	1,370,219
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	225,000	222,187
Denbury Resources, Inc.
5.000%, due 12/15/23[2]	111,000	109,495
6.375%, due 08/15/21	250,000	226,250
9.000%, due 05/15/21[2]	410,000	428,450
9.250%, due 03/31/22[2,3]	140,000	145,600
Diamond Offshore Drilling, Inc.
7.875%, due 08/15/25[3]	125,000	128,281
Diamondback Energy, Inc.
5.375%, due 05/31/25[2]	100,000	101,375
Eclipse Resources Corp.
8.875%, due 07/15/23	75,000	70,500
Energy Transfer Equity LP
4.250%, due 03/15/23[3]	175,000	168,875
7.500%, due 10/15/20	825,000	883,781
Ensco PLC
5.750%, due 10/01/44[3]	75,000	52,125
7.750%, due 02/01/26	125,000	117,500
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23	487,000	258,110
8.000%, due 02/15/25[2]	25,000	17,625
9.375%, due 05/01/20	767,000	728,650
9.375%, due 05/01/24[2]	761,000	582,165
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	344,500
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[2]	100,000	97,000
7.375%, due 05/15/24[2]	100,000	104,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[3]	430,000	411,725

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
6.750%, due 06/15/23[3,11]	225,000		203,344
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000		92,500
FTS International, Inc.
6.250%, due 05/01/22	325,000		327,031
Gazprom OAO Via Gaz Capital SA
3.600%, due 02/26/21[4]	EUR	650,000	824,187
4.950%, due 07/19/22[4]	400,000		403,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	75,000		71,625
6.500%, due 10/01/25	125,000		122,813
Global Marine, Inc.
7.000%, due 06/01/28	100,000		99,000
Gulfport Energy Corp.
6.000%, due 10/15/24	100,000		95,000
6.375%, due 05/15/25	150,000		143,954
6.375%, due 01/15/26	150,000		144,038
Halcon Resources Corp.
6.750%, due 02/15/25[2]	175,000		173,906
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[2]	225,000		227,250
HighPoint Operating Corp.
7.000%, due 10/15/22[3]	125,000		126,875
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	175,000		175,437
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	200,000		192,000
Jonah Energy LLC/Jonah Energy Finance Corp.
7.250%, due 10/15/25[2,3]	150,000		120,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23[2,3]	125,000		122,188
9.250%, due 03/15/23	200,000		125,000
KazMunayGas National Co. JSC
4.400%, due 04/30/23[4]	850,000		844,696
4.750%, due 04/19/27[4]	625,000		614,687
KCA Deutag UK Finance PLC
9.625%, due 04/01/23[2]	200,000		206,000
Laredo Petroleum, Inc.
5.625%, due 01/15/22[3]	275,000		277,750
McDermott Escrow 1, Inc./McDermott Escrow 2, Inc.
10.625%, due 05/01/24[2]	225,000		226,969
MEG Energy Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
6.375%, due 01/30/23[2]	650,000		585,000
7.000%, due 03/31/24[2]	175,000		156,625
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	525,000		527,625
Murphy Oil Corp.
4.450%, due 12/01/22[3,11]	1,050,000		1,025,062
Nabors Industries, Inc.
4.625%, due 09/15/21[3]	75,000		73,313
5.000%, due 09/15/20	225,000		226,687
Noble Holding International Ltd.
6.200%, due 08/01/40	50,000		35,250
7.750%, due 01/15/24[3]	750,000		703,125
7.875%, due 02/01/26[2,3]	200,000		201,500
8.950%, due 04/01/45[11]	25,000		21,500
Oasis Petroleum, Inc.
6.250%, due 05/01/26[2]	100,000		100,000
6.500%, due 11/01/21[3]	375,000		384,375
Paramount Resources Ltd.
6.875%, due 06/30/23[2]	275,000		286,000
Parker Drilling Co.
6.750%, due 07/15/22	125,000		94,375
7.500%, due 08/01/20[3]	75,000		70,875
Parkland Fuel Corp.
6.000%, due 04/01/26[2]	75,000		75,000
Parsley Energy LLC/Parsley Finance Corp.
5.625%, due 10/15/27[2,3]	100,000		101,250
6.250%, due 06/01/24[2]	175,000		182,875
PDC Energy, Inc.
6.125%, due 09/15/24[3]	225,000		230,625
Petrobras Global Finance BV
4.250%, due 10/02/23	EUR	525,000	691,242
4.375%, due 05/20/23	1,225,000		1,194,375
5.299%, due 01/27/25[4]	300,000		294,825
5.999%, due 01/27/28[4]	300,000		292,155
6.125%, due 01/17/22	720,000		760,176
6.250%, due 12/14/26	GBP	100,000	148,876
7.250%, due 03/17/44	100,000		99,450
7.375%, due 01/17/27	415,000		445,087
Precision Drilling Corp.
5.250%, due 11/15/24	75,000		70,665
6.500%, due 12/15/21	85,000		86,700
7.125%, due 01/15/26[2,3]	200,000		202,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
7.750%, due 12/15/23	75,000	78,094
QEP Resources, Inc.
5.625%, due 03/01/26	125,000	119,688
Range Resources Corp.
5.000%, due 08/15/22[3]	75,000	73,688
5.000%, due 03/15/23[3]	125,000	120,250
5.750%, due 06/01/21[3]	275,000	281,875
5.875%, due 07/01/22	500,000	506,250
Resolute Energy Corp.
8.500%, due 05/01/20[2]	50,000	50,000
8.500%, due 05/01/20	425,000	425,000
Rowan Cos., Inc.
7.375%, due 06/15/25[3]	325,000	314,437
Sanchez Energy Corp.
6.125%, due 01/15/23[3]	825,000	595,815
7.750%, due 06/15/21	575,000	533,312
Sandridge Energy, Inc.
7.500%, due 03/15/21[10,12,13,14]	1,425,000	0
SESI LLC
7.125%, due 12/15/21	125,000	127,188
7.750%, due 09/15/24[2,3]	200,000	207,000
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	200,000	194,500
SM Energy Co.
5.625%, due 06/01/25[3]	175,000	169,750
6.125%, due 11/15/22[3]	425,000	429,250
6.500%, due 01/01/23[3]	200,000	200,500
6.750%, due 09/15/26[3]	325,000	330,687
Southwestern Energy Co.
4.100%, due 03/15/22[3]	475,000	460,750
6.450%, due 01/23/25[3,11]	150,000	146,578
7.500%, due 04/01/26	25,000	25,688
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[4]	800,000	797,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	675,000	654,750
5.750%, due 04/15/25	175,000	166,946
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[5]	350,000	351,750
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23[2]	275,000	270,729
5.500%, due 02/15/26[2]	50,000	48,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[2]	75,000	76,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25	50,000	48,500
6.750%, due 03/15/24	50,000	52,250
Transocean, Inc.
5.800%, due 10/15/22[3,11]	175,000	171,500
7.500%, due 01/15/26[2]	350,000	353,500
9.000%, due 07/15/23[2,3]	375,000	404,550
9.350%, due 12/15/41[11]	450,000	450,000
Trinidad Drilling Ltd.
6.625%, due 02/15/25[2]	200,000	191,750
Tullow Oil PLC
6.250%, due 04/15/22[2]	400,000	406,000
7.000%, due 03/01/25[2]	200,000	202,760
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26[2]	225,000	229,500
Vermilion Energy, Inc.
5.625%, due 03/15/25[2]	225,000	224,437
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	275,000	258,500
Weatherford International LLC
6.800%, due 06/15/37[3]	75,000	58,125
9.875%, due 03/01/25[2,3]	125,000	119,375
Weatherford International Ltd.
5.125%, due 09/15/20	25,000	24,500
6.500%, due 08/01/36[3]	50,000	38,000
7.750%, due 06/15/21[3]	125,000	123,125
8.250%, due 06/15/23[3]	100,000	94,000
9.875%, due 02/15/24	475,000	459,562
Whiting Petroleum Corp.
5.750%, due 03/15/21[3]	550,000	563,062
WildHorse Resource Development Corp.
6.875%, due 02/01/25[2]	125,000	126,875
6.875%, due 02/01/25	350,000	355,250
WPX Energy, Inc.
6.000%, due 01/15/22[3]	37,000	38,573
		41,626,865
Oil services—0.26%
Citgo Holding, Inc.
10.750%, due 02/15/20[2,3]	275,000	291,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil services—(concluded)
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	655,000		655,000
			946,500
Packaging & containers—0.09%
Hercule Debtco Sarl
6.750% Cash, 7.500% PIK,
6.750%, due 06/30/24[2,6]	EUR	275,000	333,717

Paper & forest products—0.37%
Appvion, Inc.
9.000%, due 06/01/20[2,9,10]	650,000		65
Mercer International, Inc.
6.500%, due 02/01/24	150,000		156,000
Suzano Austria GmbH
7.000%, due 03/16/47[4]	450,000		501,750
7.000%, due 03/16/47[2]	600,000		669,000
			1,326,815
Pipelines—1.07%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25[3]	50,000		51,375
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, due 03/15/26[2]	125,000		122,188
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000		451,125
NGPL PipeCo LLC
4.375%, due 08/15/22[2,3]	250,000		248,750
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[3]	400,000		404,000
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[3,5]	150,000		145,687
Rockies Express Pipeline LLC
6.875%, due 04/15/40[2]	75,000		86,438
SemGroup Corp.
7.250%, due 03/15/26[3]	200,000		198,500
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	475,000		459,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, due 04/15/26[2]	125,000		124,375
The Williams Cos., Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
3.700%, due 01/15/23[3]	425,000		411,060
4.550%, due 06/24/24[3]	100,000		99,625
7.875%, due 09/01/21	325,000		360,750
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000		99,500
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2,15]	600,000		598,800
			3,861,735
Real estate investment trusts—4.08%
ADLER Real Estate AG
1.500%, due 12/06/21[4]	EUR	325,000	393,242
China Aoyuan Property Group Ltd.
5.375%, due 09/13/22[4]	300,000		270,140
6.350%, due 01/11/20[4]	200,000		199,980
6.525%, due 04/25/19[4]	250,000		252,495
China Evergrande Group
7.500%, due 06/28/23[4]	500,000		470,275
8.750%, due 06/28/25[4]	200,000		191,997
9.500%, due 03/29/24[4]	850,000		853,653
China SCE Property Holdings Ltd.
5.875%, due 03/10/22[4]	200,000		185,170
10.000%, due 07/02/20[4]	600,000		635,255
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[4,9]	900,000		838,921
Country Garden Holdings Co. Ltd.
4.750%, due 07/25/22[4]	300,000		296,268
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[2]	356,000		373,800
Equinix, Inc.
2.875%, due 10/01/25	EUR	350,000	410,403
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[4]	400,000		377,182
iStar, Inc.
4.625%, due 09/15/20	175,000		174,344
5.250%, due 09/15/22	50,000		48,500
Jababeka International BV
6.500%, due 10/05/23[4]	400,000		372,853
Kennedy-Wilson, Inc.
5.875%, due 04/01/24[3]	525,000		517,125
Logan Property Holdings Co. Ltd.
5.750%, due 01/03/22[4]	200,000		187,927

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MPT Operating Partnership LP/MPT Finance Corp.
3.325%, due 03/24/25	EUR	700,000	864,695
6.375%, due 03/01/24	325,000		341,250
New Metro Global Ltd.
5.000%, due 08/08/22[4]	500,000		458,073
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[2]	225,000		227,270
4.875%, due 06/01/23[2]	500,000		483,275
RKI Overseas Finance Ltd.
4.700%, due 09/06/21[4]	300,000		285,333
SBA Communications Corp.
4.000%, due 10/01/22[2]	325,000		309,563
Shimao Property Holdings Ltd.
8.375%, due 02/10/22[4]	500,000		532,236
Starwood Property Trust, Inc.
4.750%, due 03/15/25[2,3]	125,000		120,313
Summit Germany Ltd.
2.000%, due 01/31/25[2]	EUR	450,000	527,712
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[4]	GBP	632,524	1,022,963
The GEO Group, Inc.
6.000%, due 04/15/26	200,000		197,060
Times China Holdings Ltd.
6.250%, due 01/23/20[4]	800,000		801,370
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2,3]	250,000		230,625
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[4]	500,000		495,558
Yuzhou Properties Co. Ltd.
6.000%, due 01/25/22[4]	650,000		615,354
6.375%, due 03/06/21[4]	200,000		195,715
			14,757,895
Retail—2.55%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[2,3]	125,000		120,274
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	475,000		476,187
6.625%, due 09/27/23[4]	200,000		212,434
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		99,250
Beacon Roofing Supply, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
4.875%, due 11/01/25[2,3]	125,000		118,125
6.375%, due 10/01/23	250,000		261,875
Carrols Restaurant Group, Inc.
8.000%, due 05/01/22	25,000		25,969
Cumberland Farms, Inc.
6.750%, due 05/01/25[2]	75,000		77,813
EVOCA SpA
7.000%, due 10/15/23[4]	EUR	400,000	509,607
FirstCash, Inc.
5.375%, due 06/01/24[2]	125,000		126,875
Golden Nugget, Inc.
6.750%, due 10/15/24[2,3]	600,000		609,000
8.750%, due 10/01/25[2]	225,000		235,125
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]	175,000		172,812
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[2]	250,000		269,375
7.875%, due 04/01/24[4]	850,000		915,875
H&E Equipment Services, Inc.
5.625%, due 09/01/25	300,000		301,500
IRB Holding Corp.
6.750%, due 02/15/26[2]	225,000		217,125
JC Penney Corp., Inc.
5.650%, due 06/01/20	1,000		1,003
6.375%, due 10/15/36	150,000		93,750
8.625%, due 03/15/25[2]	150,000		139,031
Lithia Motors, Inc.
5.250%, due 08/01/25[2]	125,000		123,750
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	450,000	573,671
9.500%, due 01/31/24[2]	GBP	150,000	200,206
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2]	125,000		125,625
Penske Automotive Group, Inc.
3.750%, due 08/15/20	100,000		99,250
Rite Aid Corp.
6.750%, due 06/15/21	100,000		101,875
7.700%, due 02/15/27[3]	75,000		65,250
rue21, Inc.
9.000%, due 10/15/21[2,9,10,12]	250,000		625
Shop Direct Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	499,132

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		264,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24[3]	1,800,000		1,732,500
The Hillman Group, Inc.
6.375%, due 07/15/22[2]	200,000		193,516
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23	225,000		235,357
			9,197,762
Software—0.05%
MSCI, Inc.
4.750%, due 08/01/26[2,3]	175,000		173,399

Software & services—0.03%
Ascend Learning LLC
6.875%, due 08/01/25[2]	100,000		101,750

Specialty retail—0.43%
Boardriders SA
9.500%, due 12/15/20[4]	EUR	425,000	497,833
CBR Fashion Finance BV
5.125%, due 10/01/22[2]	EUR	275,000	290,300
L Brands, Inc.
5.250%, due 02/01/28[3]	50,000		46,812
6.750%, due 07/01/36	225,000		210,375
Takko Luxembourg 2 SCA
5.375%, due 11/15/23[2]	EUR	150,000	172,681
3 mo. Euribor + 5.375%,
5.375%, due 11/15/23[2,8]	EUR	275,000	325,490
			1,543,491
Telecom-integrated/services—0.52%
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		297,750
Intelsat Luxembourg SA
7.750%, due 06/01/21[3]	125,000		84,687
8.125%, due 06/01/23	2,415,000		1,509,375
			1,891,812
Telecommunication services—1.93%
Altice Financing SA
7.500%, due 05/15/26[2,3]	200,000		196,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
Altice Finco SA
4.750%, due 01/15/28[4]	EUR	400,000	427,480
9.000%, due 06/15/23[4]	EUR	600,000	761,891
Altice Luxembourg SA
6.250%, due 02/15/25[4]	EUR	300,000	350,236
7.750%, due 05/15/22[2,3]	1,600,000		1,528,000
Block Communications, Inc.
6.875%, due 02/15/25[2]	250,000		251,250
CBS Radio, Inc.
7.250%, due 11/01/24[2,3]	125,000		126,875
CommScope Technologies LLC
6.000%, due 06/15/25[2,3]	725,000		746,750
Digicel Ltd.
6.000%, due 04/15/21[2,3]	125,000		118,906
6.750%, due 03/01/23[4]	500,000		456,920
eircom Finance DAC
4.500%, due 05/31/22[4]	EUR	325,000	401,889
Embarq Corp.
7.995%, due 06/01/36	375,000		356,205
Level 3 Parent LLC
5.750%, due 12/01/22	175,000		176,312
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[4]	EUR	250,000	307,183
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2]	125,000		117,813
Wind Tre SpA
2.625%, due 01/20/23[4]	EUR	500,000	548,763
Xplornet Communications, Inc.
9.625% Cash, 10.625% PIK,
9.625%, due 06/01/22[2,6]	105,342		109,556
			6,982,529
Telecommunications equipment—0.07%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25[3]	250,000		249,300

Telephone-integrated—2.17%
Frontier Communications Corp.
8.500%, due 04/01/26[2,3]	250,000		243,125
10.500%, due 09/15/22[3]	975,000		857,074

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telephone-integrated—(concluded)
11.000%, due 09/15/25[3]	725,000		556,437
Level 3 Financing, Inc.
5.375%, due 08/15/22	125,000		125,625
5.625%, due 02/01/23	175,000		177,188
SoftBank Group Corp.
4.500%, due 04/15/20[2,3]	600,000		615,750
Sprint Capital Corp.
8.750%, due 03/15/32	2,270,000		2,604,825
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	500,000	906,266
Virgin Media Finance PLC
5.750%, due 01/15/25[2]	200,000		189,500
6.000%, due 10/15/24[2]	400,000		392,000
6.375%, due 04/15/23[2,3]	200,000		201,500
Virgin Media Receivables Financing Notes I DAC
5.500%, due 09/15/24[4]	GBP	725,000	988,127
			7,857,417
Trading companies & distributors—0.28%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2,15]	EUR	300,000	370,431
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[2]	250,000		239,925
8.250%, due 06/07/21[4]	400,000		419,069
			1,029,425
Transportation services—0.52%
WFS Global Holding SAS
9.500%, due 07/15/22[4]	EUR	500,000	640,330
12.500%, due 12/30/22[4]	EUR	450,000	603,131
XPO Logistics, Inc.
6.125%, due 09/01/23[2]	225,000		232,875
6.500%, due 06/15/22[2,3]	375,000		387,187
			1,863,523
Wireless telecommunication services—2.30%
Avaya, Inc.
7.000%, due 04/01/19[2,9,10,12,13]	500,000		0
9.000%, due 04/01/19[2,9,10,12,13]	225,000		0
CenturyLink, Inc.
5.625%, due 04/01/20	100,000		101,375
6.750%, due 12/01/23[3]	200,000		198,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Wireless telecommunication services—(continued)
7.600%, due 09/15/39	1,000,000		845,000
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	150,000		153,563
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,550,000		1,385,312
Intelsat Jackson Holdings SA
9.750%, due 07/15/25[2,3]	575,000		563,500
Match Group, Inc.
5.000%, due 12/15/27[2,3]	125,000		122,500
6.375%, due 06/01/24	425,000		448,375
Netflix, Inc.
4.875%, due 04/15/28[2]	325,000		307,125
5.875%, due 11/15/28[2]	100,000		99,750
Nokia OYJ
3.375%, due 06/12/22	75,000		72,413
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[2]	200,000		185,500
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[2]	400,000		420,500
Sprint Communications, Inc.
9.250%, due 04/15/22	225,000		257,625
Sprint Corp.
7.875%, due 09/15/23	425,000		455,812
T-Mobile USA, Inc.
4.000%, due 04/15/22[3]	175,000		174,891
4.500%, due 02/01/26[3]	175,000		168,437
4.750%, due 02/01/28[3]	125,000		120,288
5.125%, due 04/15/25	25,000		25,188
6.000%, due 03/01/23	225,000		233,156
Windstream Services LLC/Windstream Finance Corp.
6.375%, due 08/01/23[2,3]	54,000		30,645
7.750%, due 10/15/20[3]	375,000		321,562
7.750%, due 10/01/21[3]	46,000		33,925
8.625%, due 10/31/25[2]	102,000		93,585
WTT Investment Ltd.
5.500%, due 11/21/22[4]	500,000		487,489
Yell Bondco PLC
8.500%, due 05/02/23[2,15]	GBP	250,000	338,152
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[2]	500,000		496,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
6.000%, due 04/01/23[3]	175,000	180,022
		8,320,440
Total corporate bonds (cost—$333,731,999)		334,379,530

Non-US government obligations—0.76%
Egypt Government International Bond
8.500%, due 01/31/47[4]	500,000	535,678
El Salvador Government International Bond
8.250%, due 04/10/32[4]	500,000	551,010
Russian Foreign Bond
4.875%, due 09/16/23[4]	1,600,000	1,656,000
Total non-US government obligations (cost—$2,813,972)		2,742,688

Loan assignments—2.78%
Aerospace & defense—0.02%
Sequa Corp.
1st Lien Term Loan, 3 mo. LIBOR + 5.000%,
7.071%, due 11/28/21[8]	74,438	75,306

Auto manufacturers—0.12%
Navistar International Corp.
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.500%,
5.400%, due 11/06/24[8]	423,938	426,324

Broadcast—0.02%
Hercules Offshore LLC
Exit Term Loan, Defaulted,
0.000%, due 05/06/20[9,12]	82,628	66,103

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Building & construction—0.02%
Ply Gem Industries, Inc.
2018 Term Loan,
0.000%, due 04/12/25[16]	75,000	75,656

Building materials—0.01%
Forterra Finance LLC
2017 Term Loan B, 1 mo. LIBOR + 3.000%,
4.901%, due 10/25/23[8]	24,748	22,719

Chemicals—0.07%
Unifrax Corp.
2017 USD Term Loan B, 3 mo. LIBOR + 3.500%,
5.802%, due 04/04/24[8]	148,565	149,339
Venator Materials Corp.
Term Loan B, 3 mo. LIBOR + 3.000%,
4.901%, due 08/08/24[8]	99,500	100,122
		249,461
Commercial services—0.09%
Parexel International Corp.
Term Loan B, 1 mo. LIBOR + 2.750%,
4.651%, due 09/27/24[8]	149,250	149,717
PSAV Holdings LLC
2018 1st Lien Term Loan, 3 mo. LIBOR + 3.250%,
5.256%, due 03/01/25[8]	25,000	25,023
USS Ultimate Holdings, Inc.
1st Lien Term Loan, 1 mo. LIBOR + 3.750%,
5.651%, due 08/25/24[8]	149,250	149,904
		324,644
Computer software & services—0.13%
Everi Payments, Inc.
Term Loan B, 2 mo. LIBOR + 3.500%,
5.494%, due 05/09/24[8]	272,937	274,559

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Computer software & services—(concluded)
Tempo Acquisition LLC
Term Loan, 1 mo. LIBOR + 3.000%,
4.901%, due 05/01/24[8]	198,500	199,576
		474,135
Containers & packaging—0.14%
Consolidated Container Co. LLC
2017 1st Lien Term Loan, 1 mo. LIBOR + 3.500%,
4.901%, due 05/22/24[8]	149,251	150,184
Flex Acquisition Co., Inc.
1st Lien Term Loan, 3 mo. LIBOR + 3.000%,
5.308%, due 12/29/23[8]	346,500	348,177
		498,361
Electronics—0.01%
Pelican Products, Inc.
2018 1st Lien Term Loan,
0.000%, due 04/19/25[16]	50,000	50,375

Energy—0.05%
McDermott Technology Americas, Inc.
2018 1st Lien Term Loan,
0.000%, due 03/27/25[16]	200,000	198,438

Entertainment—0.17%
Caesars Entertainment Operating Co.
Exit Term Loan, 1 mo. LIBOR + 2.000%,
3.901%, due 10/06/24[8]	274,313	274,793
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 1 mo. LIBOR + 2.500%,
4.401%, due 02/01/24[8]	21,971	21,937
Gateway Casinos & Entertainment Ltd.
2018 Term Loan B, 6 mo. LIBOR + 3.000%,
5.473%, due 12/01/23[8]	200,000	201,376
Lions Gate Entertainment Corp.
2018 Term Loan B, 1 mo. LIBOR + 2.250%,
4.148%, due 03/24/25[8]	125,000	125,274
		623,380
Financial services—0.26%
Air Methods Corp.
2017 Term Loan B, 3 mo. LIBOR + 3.500%,
5.802%, due 04/21/24[8]	196,688	197,241

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Financial services—(concluded)
Camelot UK Holdco Ltd.
2017 Repriced Term Loan, 1 mo. LIBOR + 3.250%,
5.151%, due 10/03/23[8]	221,642	223,067
iPayment, Inc.
2017 1st Lien Term Loan B, 6 mo. LIBOR + 5.000%,
6.618%, due 04/11/23[8]	199,001	199,748
Seminole Tribe of Florida
2018 Term Loan B, 1 mo. LIBOR + 1.750%,
3.651%, due 07/08/24[8]	248,750	250,429
Werner Co.
2017 Term Loan, 1 mo. LIBOR + 4.000%,
5.877%, due 07/24/24[8]	74,625	75,091
		945,576
Food-wholesale—0.02%
Aramark Services, Inc.
2017 Term Loan B1, 1 mo. LIBOR + 2.000%,
3.901%, due 03/11/25[8]	74,813	75,280

Gaming—0.05%
Scientific Games International, Inc.
2018 Term Loan B5, 2 mo. LIBOR + 2.750%,
4.744%, due 08/14/24[8]	174,625	175,634

Healthcare-services—0.08%
Davis Vision, Inc.
1st Lien Term Loan B, 1 mo. LIBOR + 3.000%,
4.901%, due 12/02/24[8]	149,625	149,018

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Healthcare-services—(concluded)
Surgery Center Holdings, Inc.
2017 Term Loan B, 1 mo. LIBOR + 3.250%,
5.160%, due 09/02/24[8]	124,375	124,569
		273,587
Hotels, restaurants & leisure—0.18%
LTF Merger Sub, Inc.
2017 Term Loan B, 3 mo. LIBOR + 2.750%,
4.734%, due 06/10/22[8]	638,610	639,907

Insurance—0.34%
Asurion LLC
2017 Term Loan B4, 1 mo. LIBOR + 2.750%,
4.651%, due 08/04/22[8]	877,732	883,358
Genworth Financial, Inc.
Term Loan, 1 mo. LIBOR + 4.500%,
6.395%, due 02/22/23[8]	125,000	127,031
USI, Inc.
2017 Repriced Term Loan, 3 mo. LIBOR + 3.000%,
5.302%, due 05/16/24[8]	224,000	224,746
		1,235,135
Lodging—0.03%
Golden Nugget, Inc.
2017 Incremental Term Loan, 1 mo. LIBOR + 2.750%,
4.645%, due 10/04/23[8]	99,244	100,042

Machinery-construction & mining—0.02%
Terex Corp.
2018 Term Loan B, 2 mo. LIBOR + 2.000%,
3.994%, due 01/31/24[8]	74,250	74,482

Machinery-diversified—0.02%
Apergy Corp.
2018 1st Lien Term Loan,
0.000%, due 04/20/25[16]	25,000	25,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Machinery-diversified—(concluded)
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.250%,
5.552%, due 07/19/24[8]	49,875	50,031
		75,156
Manufacturing-diversified—0.04%
Columbus McKinnon Corp.
2018 Term Loan B, 3 mo. LIBOR + 2.500%,
4.802%, due 01/31/24[8]	126,560	127,510
Loparex Holding BV
2018 Term Loan, 2 mo. LIBOR + 4.250%,
6.587%, due 03/27/25[8]	25,000	25,125
		152,635
Media-publishing—0.05%
Meredith Corp.
Term Loan B, 1 mo. LIBOR + 3.000%,
4.901%, due 01/31/25[8]	175,000	176,073

Metals & mining—0.06%
Big River Steel LLC
Term Loan B, 3 mo. LIBOR + 5.000%,
7.302%, due 08/23/23[8]	74,438	75,554
Neenah Foundry Co.
2017 Term Loan, 2 mo. LIBOR + 6.500%,
8.494%, due 12/13/22[8]	148,125	146,644
		222,198
Oil & gas—0.32%
California Resources Corp.
2017 1st Lien Term Loan, 1 mo. LIBOR + 4.750%,
6.647%, due 12/31/22[8]	675,000	688,709
Second Out Term Loan, 1 mo. LIBOR + 10.375%,
12.273%, due 12/31/21[8]	75,000	84,187
Chesapeake Energy Corp.
Term Loan, 3 mo. LIBOR + 7.500%,
9.444%, due 08/23/21[8]	250,000	264,375
Lucid Energy Group II LLC
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000%,
4.897%, due 02/17/25[8]	50,000	49,938

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
Peabody Energy Corp.
2018 Term Loan, 1 mo. LIBOR + 2.750%,
4.651%, due 03/31/25[8]	82,159	82,297
		1,169,506
Packaging & containers—0.03%
Berry Plastics Group, Inc.
Term Loan R, 1 mo. LIBOR + 2.000%,
3.897%, due 01/19/24[8]	123,750	124,391

Pipelines—0.08%
BCP Renaissance Parent LLC
2017 Term Loan B, 3 mo. LIBOR + 4.000%,
6.359%, due 10/31/24[8]	275,000	276,161

REITS—0.07%
RHP Hotel Properties LP
2017 Term Loan B, 3 mo. LIBOR + 2.250%,
4.070%, due 05/11/24[8]	247,500	248,799

Retail—0.06%
IRB Holding Corp.
1st Lien Term Loan, 2 mo. LIBOR + 3.250%,
5.248%, due 02/05/25[8]	200,000	202,126

Retail-restaurants—0.06%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 1 mo. LIBOR + 2.250%,
4.151%, due 02/16/24[8]	148,497	148,868
Tacala LLC
1st Lien Term Loan, 1 mo. LIBOR + 3.250%,
5.133%, due 01/31/25[8]	75,000	75,600
		224,468
Transportation—0.01%
PODS LLC
Term Loan B3, 1 mo. LIBOR + 3.000%,
4.895%, due 12/06/24[8]	49,750	50,123

Wireless telecommunication services—0.15%
Radiate Holdco LLC
1st Lien Term Loan, 1 mo. LIBOR + 3.000%,
4.901%, due 02/01/24[8]	297,000	293,706

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments—(concluded)
Wireless telecommunication services—(concluded)
Zayo Group LLC
2017 Incremental Term Loan, 1 mo. LIBOR + 2.250%,
4.151%, due 01/19/24[8]	232,363	233,887
		527,593
Total loan assignments (cost—$9,964,812)		10,053,774

	Number of Shares
Common stocks—0.51%
Energy-exploration & production—0.11%
Chaparral Energy, Inc.*	16,834	315,637
Chaparral Energy, Inc.*,9,13	3,605	67,594
		383,231
Metals & mining—0.01%
Aleris International*,9,12	795	22,260

Oil, gas & consumable fuels—0.31%
Bonanza Creek Energy, Inc.*	11,869	359,987
Halcon Resources Corp.*	52,786	283,461
Linn Energy, Inc.*,9	2,353	92,237
Midstates Petroleum Co., Inc.*	404	5,652
Peabody Energy Corp.	8,993	331,392
Peabody Energy Corp.*,12,13	919	32,172
SandRidge Energy, Inc.*	1,102	16,023
		1,120,924
Software—0.08%
Avaya Holdings Corp.*	13,087	299,562
Total common stocks (cost—$1,831,833)		1,825,977

Preferred stock—0.08%
Transportation infrastructure—0.08%
Seaspan Corp.
6.375%, due 04/30/19[3] (cost—$284,308)	11,327	286,686

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Warrants	Value ($)
Warrants—0.00%†
Oil & Gas—0.00%†
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*,9	1,172	117
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,784	919
		1,036
Oil, gas & consumable fuels—0.00%†
Peabody Energy Corp., strike price $0.01, expires 07/03/17*,12,13	26	910
Midstates Petroleum Co., Inc. strike price $24.00, expires 04/21/20*,9	2,872	0
		910
Total warrants (cost—$0)		1,946

	Number of Shares
Short-term investment—0.70%
Investment companies—0.70%
State Street Institutional U.S. Government Money Market Fund (cost—$2,535,173)	2,535,173	2,535,173

Investment of cash collateral from securities loaned—14.59%
Money market fund—14.59%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$52,717,355)	52,717,355	52,717,355
Total investments (cost—$403,879,450)[17]—111.96%		404,543,129
Liabilities in excess of other assets—(11.96)%		(43,226,881)
Net assets—100.00%		$361,316,248

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	USD	264,040	EUR	214,000	05/04/18	(5,596)
SSC	USD	166,787	EUR	138,015	05/04/18	(108)
SSC	USD	141,563	GBP	100,000	05/04/18	(3,881)
SSC	USD	120,157	GBP	85,719	05/04/18	(2,137)
SSC	EUR	52,171,184	USD	64,517,964	05/04/18	1,511,664
SSC	EUR	4,375,977	USD	5,357,290	05/04/18	72,493
SSC	GBP	8,467,997	USD	11,951,883	05/04/18	292,981
SSC	GBP	77,192	USD	107,908	05/04/18	1,629
						1,867,045

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	334,375,030	4,500	334,379,530
Non-US government obligations	—	2,742,688	—	2,742,688
Loan assignments	—	9,987,671	66,103	10,053,774
Common stocks	1,703,951	67,594	54,432	1,825,977
Preferred stock	286,686	—	—	286,686
Warrants	1,036	—	910	1,946
Short-term investment	—	2,535,173	—	2,535,173
Investment of cash collateral from securities loaned	—	52,717,355	—	52,717,355
Forward foreign currency contracts	—	1,878,767	—	1,878,767
Total	1,991,673	404,304,278	125,945	406,421,896

Liabilities
Forward foreign currency contracts	—	(11,722)	—	(11,722)

At April 30, 2018, there was a transfer between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2018:

	Corporate bonds	Common stocks	Loan assignment	Warrant	Total
Beginning balance	$0	$20,670	$147,931	$—	$168,601
Purchases	—	—	—	—	—
Sales	—	—	(114,612)	—	(114,612)
Accrued discounts/(premiums)	—	—	9	—	9
Total realized gain/(loss)	—	—	106	—	106
Net change in unrealized appreciation/depreciation	3,875	1,590	32,669	—	38,134
Transfers into Level 3	625	32,172	—	910	33,707
Transfers out of Level 3	—	—	—	—	—
Ending balance	$4,500	$54,432	$66,103	$910	$125,945

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018, was $(192,049). Transfers into Level 3 represent the value at the end of the period. At April 30, 2018, securities were transferred from Level 1 and Level 2 to Level 3 as the valuation is based primarily on unobservable inputs from an established pricing source.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.005%.
*	Non-income producing security.
1	In US dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at the period end.
4

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Perpetual investment. Date shown reflects the next call date.
6	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
7

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
9	Illiquid investment at the period end.
10	Bond interest in default.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
13	Security is being fair valued by a valuation committee under the direction of the board of trustees.
14	These securities are considered illiquid and restricted. At the period end, the value of these securities amounted to 0.00% of net assets. The table below provides further information:

Illiquid & restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 4/30/18	Value as a percentage of net assets
Peabody Energy Corp., 10.000%, due 03/15/22	04/03/17	$0	0.00%	$0	0.00%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, due 10/01/20	11/10/16	0	0.00	0	0.00
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	0	0.00	0	0.00

15	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
16	Position is unsettled. Contract rate was not determined at April 30, 2018 and does not take effect until settlement.
17	Includes $51,660,963 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $52,717,355.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—111.29%
Aerospace & defense—1.40%
Arconic, Inc.	128,676	2,291,720
General Dynamics Corp.	25,858	5,205,474
Raytheon Co.	16,332	3,347,080
Spirit AeroSystems Holdings, Inc., Class A	10,430	838,259
United Technologies Corp.	55,137	6,624,710
		18,307,243
Air freight & logistics—0.79%
Expeditors International of Washington, Inc.	22,220	1,418,969
United Parcel Service, Inc., Class B	78,849	8,949,362
		10,368,331
Airlines—0.89%
Copa Holdings SA, Class A	11,000	1,288,870
Delta Air Lines, Inc.	114,848	5,997,362
Southwest Airlines Co.	70,955	3,748,553
Spirit Airlines, Inc.*,1	18,990	678,323
		11,713,108
Auto components—0.52%
BorgWarner, Inc.	107,510	5,261,539
Gentex Corp.	21,340	485,272
Lear Corp.	5,850	1,093,774
		6,840,585
Automobiles—1.08%
Fiat Chrysler Automobiles NV	110,312	2,408,111
Ford Motor Co.	1,046,673	11,764,604
		14,172,715
Banks—7.20%
BB&T Corp.	285,464	15,072,499
Citizens Financial Group, Inc.	19,747	819,303
Commerce Bancshares, Inc.[2]	46,175	2,933,036
East West Bancorp, Inc.[2]	40,612	2,705,572
Fifth Third Bancorp	102,759	3,408,516
KeyCorp	161,139	3,209,889
Lloyds Banking Group PLC, ADR[1]	599,967	2,141,882
Popular, Inc.	53,554	2,479,015
Regions Financial Corp.	261,989	4,899,194

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
SunTrust Banks, Inc.	31,858	2,128,114
Synovus Financial Corp.[2]	65,580	3,427,867
The PNC Financial Services Group, Inc.	41,170	5,994,764
US Bancorp	284,634	14,359,785
Wells Fargo & Co.[2]	569,532	29,592,883
Western Alliance Bancorp*	18,790	1,108,234
		94,280,553
Beverages—0.73%
Coca-Cola European Partners PLC	59,237	2,322,090
PepsiCo, Inc.	56,953	5,748,836
The Coca-Cola Co.	34,548	1,492,819
		9,563,745
Biotechnology—1.58%
Amgen, Inc.	85,107	14,849,469
Gilead Sciences, Inc.	73,025	5,274,596
United Therapeutics Corp.*	5,200	572,572
		20,696,637
Building products—0.46%
Johnson Controls International PLC	177,219	6,002,407

Capital markets—4.43%
Affiliated Managers Group, Inc.	5,060	834,191
BlackRock, Inc.[2]	4,640	2,419,760
CME Group, Inc.	14,238	2,245,048
Franklin Resources, Inc.	221,796	7,461,217
Intercontinental Exchange, Inc.	18,150	1,315,149
Morgan Stanley	190,956	9,857,149
State Street Corp.	78,123	7,795,113
TD Ameritrade Holding Corp.	40,532	2,354,504
The Bank of New York Mellon Corp.	18,770	1,023,153
The Goldman Sachs Group, Inc.	68,796	16,396,151
Thomson Reuters Corp.	156,193	6,282,082
		57,983,517
Chemicals—2.47%
Air Products & Chemicals, Inc.	8,610	1,397,317
Cabot Corp.	24,380	1,361,867
CF Industries Holdings, Inc.	22,530	874,164

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Eastman Chemical Co.	11,800	1,204,544
FMC Corp.	17,289	1,378,452
LyondellBasell Industries N.V., Class A	43,864	4,637,741
Methanex Corp.	41,473	2,504,969
Nutrien Ltd.	31,855	1,450,358
Praxair, Inc.	83,159	12,683,411
RPM International, Inc.	100,324	4,845,649
		32,338,472
Commercial services & supplies—0.84%
KAR Auction Services, Inc.	161,958	8,420,196
Republic Services, Inc.	14,520	939,154
Waste Management, Inc.	20,410	1,659,129
		11,018,479
Communications equipment—2.54%
Cisco Systems, Inc.[2]	597,484	26,462,566
Juniper Networks, Inc.	72,539	1,783,734
Motorola Solutions, Inc.	45,435	4,990,126
		33,236,426
Construction & engineering—0.13%
AECOM*	32,770	1,128,599
Fluor Corp.	9,583	564,918
		1,693,517
Construction materials—0.29%
Cemex SAB de C.V., ADR*,1	246,371	1,529,964
CRH PLC, ADR[1]	63,497	2,245,254
		3,775,218
Consumer finance—2.02%
American Express Co.	41,809	4,128,639
Capital One Financial Corp.[2]	144,673	13,110,267
Discover Financial Services	109,190	7,779,787
Synchrony Financial	44,047	1,461,039
		26,479,732
Containers & packaging—0.79%
AptarGroup, Inc.	16,151	1,510,118

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
Bemis Co., Inc.	38,210	1,653,347
Berry Global Group, Inc.*	12,285	675,675
Graphic Packaging Holding Co.	77,145	1,103,174
Sonoco Products Co.	35,007	1,797,960
WestRock Co.	60,234	3,563,443
		10,303,717
Diversified consumer services—0.09%
H&R Block, Inc.	41,780	1,155,217

Diversified financial services—7.55%
Bank of America Corp.[2]	1,021,318	30,557,834
Citigroup, Inc.[2]	401,490	27,409,722
JPMorgan Chase & Co.[2]	278,556	30,301,322
Leucadia National Corp.	48,291	1,160,916
Voya Financial, Inc.	179,816	9,413,368
		98,843,162
Diversified telecommunication services—1.40%
AT&T, Inc.[2]	116,313	3,803,435
Verizon Communications, Inc.	295,690	14,592,302
		18,395,737
Electric utilities—1.07%
AES Corp.	102,010	1,248,602
American Electric Power Co., Inc.	20,457	1,431,581
Edison International	146,905	9,625,216
The Southern Co.	18,920	872,590
Xcel Energy, Inc.	18,665	874,269
		14,052,258
Electrical equipment—1.27%
ABB Ltd., ADR	70,229	1,634,229
AMETEK, Inc.	39,250	2,739,650
Eaton Corp. PLC	65,801	4,937,049
Emerson Electric Co.	110,416	7,332,726
		16,643,654
Electronic equipment, instruments & components—1.90%
Arrow Electronics, Inc.*	9,739	727,893

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Avnet, Inc.	25,600	1,004,288
Corning, Inc.	422,039	11,403,494
Dolby Laboratories, Inc., Class A	14,480	866,194
Flex Ltd.*	89,421	1,162,473
FLIR Systems, Inc.	14,890	797,359
Jabil, Inc.	21,758	578,763
TE Connectivity Ltd.[2]	81,576	7,484,598
Trimble, Inc.*	23,220	803,412
		24,828,474
Energy equipment & services—0.71%
Halliburton Co.	138,097	7,317,760
Patterson-UTI Energy, Inc.	25,450	545,139
Schlumberger Ltd.	13,280	910,477
Transocean Ltd.*,1	40,540	501,480
		9,274,856
Equity real estate investment trusts—4.76%
American Homes 4 Rent, Class A	38,370	775,074
Apple Hospitality REIT, Inc.	89,930	1,617,841
Brixmor Property Group, Inc.	130,390	1,941,507
Camden Property Trust	7,790	665,266
Colony NorthStar, Inc., Class A1	110,290	673,872
DDR Corp.	110,470	800,907
Equity Residential	67,152	4,143,950
Forest City Realty Trust, Inc., Class A	46,400	930,784
Gaming and Leisure Properties, Inc.	28,630	981,150
Iron Mountain, Inc.[1]	336,734	11,428,752
Piedmont Office Realty Trust, Inc., Class A	57,117	1,023,537
Prologis, Inc.	15,640	1,015,192
Ryman Hospitality Properties, Inc.	111,439	8,734,589
Sabra Health Care REIT, Inc.[1]	210,212	3,848,982
The GEO Group, Inc.	273,094	6,144,615
Ventas, Inc.	142,854	7,345,553
VICI Properties, Inc.	26,560	482,861
Weingarten Realty Investors	41,826	1,148,960
Weyerhaeuser Co.	215,575	7,928,848

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
WP Carey, Inc.	11,450	730,510
		62,362,750
Food & staples retailing—1.90%
Walgreens Boots Alliance, Inc.	72,804	4,837,826
Walmart, Inc.[2]	226,058	19,997,090
		24,834,916
Food products—0.98%
Lamb Weston Holdings, Inc.	22,780	1,487,990
Mondelez International, Inc., Class A	34,626	1,367,727
Nomad Foods Ltd.*,1	117,906	1,944,270
Post Holdings, Inc.*	8,310	661,227
The Kraft Heinz Co.	131,685	7,424,400
		12,885,614
Gas utilities—1.05%
AmeriGas Partners LP	114,314	4,892,639
National Fuel Gas Co.[1]	173,524	8,910,458
		13,803,097
Health care equipment & supplies—0.52%
Baxter International, Inc.	15,120	1,050,840
Danaher Corp.	19,640	1,970,285
DENTSPLY SIRONA, Inc.	18,120	912,161
Medtronic PLC	21,470	1,720,391
The Cooper Cos., Inc.	5,010	1,145,837
		6,799,514
Health care providers & services—4.43%
Anthem, Inc.[2]	30,747	7,255,985
Cardinal Health, Inc.	53,012	3,401,780
Centene Corp.*	15,470	1,679,733
Cigna Corp.	34,928	6,001,329
CVS Health Corp.	126,398	8,826,372
DaVita, Inc.*	15,670	983,919
Express Scripts Holding Co.*,2	124,881	9,453,492
HCA Healthcare, Inc.	12,550	1,201,537
Laboratory Corp. of America Holdings*	18,932	3,232,639
McKesson Corp.	85,659	13,380,792

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Premier, Inc., Class A*,1	17,500	577,325
UnitedHealth Group, Inc.	8,260	1,952,664
		57,947,567
Hotels, restaurants & leisure—1.93%
Carnival Corp.	10,160	640,690
Cedar Fair LP	55,632	3,768,512
Extended Stay America, Inc.	518,131	10,145,005
International Game Technology PLC	1,390	39,295
Royal Caribbean Cruises Ltd.	9,530	1,031,051
Starbucks Corp.	120,348	6,928,434
Wyndham Worldwide Corp.	15,387	1,757,349
Yum China Holdings, Inc.	22,260	951,837
		25,262,173
Household durables—0.34%
Lennar Corp., Class A	16,890	893,312
Mohawk Industries, Inc.*	6,770	1,420,888
Newell Brands, Inc.	77,795	2,149,476
		4,463,676
Household products—1.11%
Kimberly-Clark Corp.	104,317	10,800,982
The Procter & Gamble Co.[2]	51,739	3,742,799
		14,543,781
Independent power and renewable electricity producers—0.27%
NRG Energy, Inc.	50,638	1,569,778
Vistra Energy Corp.*	84,656	1,934,390
		3,504,168
Industrial conglomerates—0.23%
General Electric Co.	101,513	1,428,288
Roper Technologies, Inc.	6,000	1,585,140
		3,013,428
Insurance—7.94%
Aflac, Inc.	31,100	1,417,227
American Financial Group, Inc.	12,044	1,363,622
American International Group, Inc.	219,909	12,314,904

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Arch Capital Group Ltd.*	24,030	1,925,524
Aspen Insurance Holdings Ltd.	13,560	575,622
Assured Guaranty Ltd.	21,275	772,070
Athene Holding Ltd., Class A*	8,820	432,180
Axis Capital Holdings Ltd.	233,568	13,710,441
Berkshire Hathaway, Inc., Class B*,2	123,542	23,933,792
Brighthouse Financial, Inc.*	26,552	1,348,310
Brown & Brown, Inc.	34,940	951,416
Chubb Ltd.	46,320	6,284,234
CNA Financial Corp.	49,882	2,517,046
Everest Re Group Ltd.	17,101	3,978,890
First American Financial Corp.	30,380	1,552,722
Lincoln National Corp.	11,450	808,828
Markel Corp.*	2,220	2,508,689
Mercury General Corp.	10,546	482,268
MetLife, Inc.	246,652	11,757,901
Old Republic International Corp.	53,760	1,096,704
ProAssurance Corp.	25,109	1,187,656
The Allstate Corp.	59,927	5,862,059
The Hanover Insurance Group, Inc.	20,442	2,347,764
Torchmark Corp.	9,010	781,527
XL Group Ltd.	72,476	4,028,941
		103,940,337
Internet & catalog retail—0.37%
Booking Holdings, Inc.*	1,034	2,252,052
Qurate Retail Group, Inc. QVC Group, Class A*	110,941	2,597,129
		4,849,181
Internet software & services—0.93%
Akamai Technologies, Inc.*	6,860	491,519
Alphabet, Inc., Class A*	2,303	2,345,790
eBay, Inc.*	181,708	6,883,099
LogMeIn, Inc.	4,780	526,756
Twitter, Inc.*	43,260	1,311,211
Zillow Group, Inc., Class C*,1	12,770	619,217
		12,177,592
IT services—1.19%
Alliance Data Systems Corp.	2,997	608,541
Cognizant Technology Solutions Corp., Class A	98,299	8,042,824

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
DXC Technology Co.	67,852	6,992,827
		15,644,192
Leisure products—0.38%
Hasbro, Inc.	13,689	1,205,864
Polaris Industries, Inc.[1]	36,604	3,836,831
		5,042,695
Life sciences tools & services—0.27%
Bio-Rad Laboratories, Inc., Class A*	5,410	1,372,571
QIAGEN NV*	18,706	611,873
Thermo Fisher Scientific, Inc.	7,184	1,511,155
		3,495,599
Machinery—2.11%
Caterpillar, Inc.	6,462	932,854
Crane Co.	23,180	1,938,775
Cummins, Inc.	53,690	8,582,884
Dover Corp.	127,156	11,787,361
Flowserve Corp.	100	4,441
Fortive Corp.	12,910	907,702
Ingersoll-Rand PLC	10,930	916,918
Parker-Hannifin Corp.	7,433	1,223,621
Stanley Black & Decker, Inc.	9,463	1,339,866
		27,634,422
Media—5.07%
Cinemark Holdings, Inc.[1]	245,489	9,615,804
Comcast Corp., Class A	388,570	12,197,212
Discovery, Inc., Class C*	42,800	951,016
DISH Network Corp., Class A*	21,220	711,931
GCI Liberty, Inc., Class A*	14,540	648,484
Liberty Latin America Ltd., Class C*	8,037	145,148
Meredith Corp.[1]	90,585	4,692,303
News Corp., Class A	159,317	2,545,886
Omnicom Group, Inc.[1]	212,869	15,679,931
TEGNA, Inc.	48,550	513,174
The Interpublic Group of Cos., Inc.	592,331	13,973,088
The Madison Square Garden Co., Class A*	6,720	1,633,095
The Walt Disney Co.	10,610	1,064,501

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Time Warner, Inc.	21,124	2,002,555
		66,374,128
Metals & mining—0.79%
Barrick Gold Corp.	102,040	1,374,479
Freeport-McMoRan, Inc.	35,369	537,962
Newmont Mining Corp.	27,346	1,074,424
Rio Tinto PLC, ADR[1]	24,503	1,346,440
Steel Dynamics, Inc.	122,944	5,509,121
US Steel Corp.	14,380	486,475
		10,328,901
Mortgage Real estate investment trust—0.07%
Starwood Property Trust, Inc.[1]	45,450	952,632

Multi-utilities—0.71%
Ameren Corp.	15,474	907,086
Black Hills Corp.[1]	81,815	4,637,274
CenterPoint Energy, Inc.	31,228	791,005
Dominion Energy, Inc.	12,365	823,015
MDU Resources Group, Inc.	76,570	2,156,977
		9,315,357
Multiline retail—1.04%
Dollar General Corp.	7,500	723,975
Kohl’s Corp.	11,540	716,865
Target Corp.	168,290	12,217,854
		13,658,694
Oil, gas & consumable fuels—13.61%
Anadarko Petroleum Corp.	19,760	1,330,243
Andeavor	64,275	8,890,518
Apache Corp.[1]	18,730	766,993
BP PLC, ADR	139,625	6,225,879
Cabot Oil & Gas Corp.	89,466	2,139,132
Cenovus Energy, Inc.	524,126	5,256,984
Cheniere Energy, Inc.*	21,380	1,243,461
Chevron Corp.[2]	175,525	21,959,933
Cimarex Energy Co.	5,654	568,736
ConocoPhillips	141,486	9,267,333
Continental Resources, Inc.*	15,960	1,054,318

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Devon Energy Corp.	15,203	552,325
Diamondback Energy, Inc.*	23,068	2,963,085
Dominion Energy Midstream Partners LP	81,908	1,187,666
Energen Corp.*	29,632	1,939,118
EOG Resources, Inc.	19,280	2,278,318
EQT Corp.	88,105	4,421,990
Exxon Mobil Corp.[2]	252,113	19,601,786
Gulfport Energy Corp.*	59,200	550,560
Hess Corp.	1,950	111,130
HollyFrontier Corp.	26,690	1,619,816
Jagged Peak Energy, Inc.*,1	52,655	754,546
Kinder Morgan, Inc.	97,348	1,540,045
Magellan Midstream Partners LP	120,936	7,961,217
Marathon Oil Corp.	176,040	3,212,730
Marathon Petroleum Corp.	305,290	22,869,274
Murphy Oil Corp.[1]	103,927	3,129,242
Occidental Petroleum Corp.	112,070	8,658,528
Parsley Energy, Inc., Class A*	38,024	1,141,861
Peabody Energy Corp.	17,980	662,563
Phillips 66	29,514	3,285,203
Royal Dutch Shell PLC, Class A, ADR	265,819	18,580,748
Southwestern Energy Co.*	131,120	537,592
Spectra Energy Partners LP	178,749	6,372,402
Targa Resources Corp.	13,690	643,019
The Williams Cos., Inc.	10,301	298,832
Valero Energy Corp.	34,910	3,872,566
World Fuel Services Corp.	32,700	702,069
		178,151,761
Personal products—1.26%
Coty, Inc., Class A1	373,130	6,473,806
Edgewell Personal Care Co.*	23,150	1,019,758
Nu Skin Enterprises, Inc., Class A	10,054	715,342
Unilever PLC, ADR	149,052	8,342,440
		16,551,346
Pharmaceuticals—5.07%
Abbott Laboratories	20,664	1,201,198
Bristol-Myers Squibb Co.	12,280	695,539
Johnson & Johnson[2]	151,041	19,105,176
Merck & Co., Inc.[2]	303,036	17,839,729

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Mylan N.V.*	285,480	11,065,205
Novartis AG, ADR	30,508	2,339,658
Perrigo Co. PLC[1]	9,476	740,455
Pfizer, Inc.[2]	367,237	13,444,547
		66,431,507
Professional services—0.63%
Nielsen Holdings PLC	224,289	7,053,889
The Dun & Bradstreet Corp.	10,480	1,208,449
		8,262,338
Real estate management & development—0.07%
CBRE Group, Inc., Class A*	20,409	924,732

Road & rail—0.91%
Kansas City Southern	6,710	715,487
Union Pacific Corp.	83,371	11,140,867
		11,856,354
Semiconductors & semiconductor equipment—1.74%
Intel Corp.[2]	195,965	10,115,713
Marvell Technology Group Ltd.	86,460	1,734,388
QUALCOMM, Inc.	193,529	9,871,914
Teradyne, Inc.	34,410	1,120,046
		22,842,061
Software—2.50%
Autodesk, Inc.*	6,880	866,192
Micro Focus International PLC, ADR	80,215	1,389,324
Microsoft Corp.	78,047	7,298,955
Oracle Corp.[2]	458,662	20,947,093
Synopsys, Inc.*	25,470	2,177,940
		32,679,504
Specialty retail—0.78%
Best Buy Co., Inc.	7,570	579,332
Burlington Stores, Inc.*	12,540	1,703,559
Lowe’s Cos., Inc.	12,351	1,018,093
The Home Depot, Inc.	20,724	3,829,795

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Specialty retail—(concluded)
The TJX Cos., Inc.	36,175	3,069,449
		10,200,228
Technology hardware, storage & peripherals—1.89%
Hewlett Packard Enterprise Co.	538,514	9,181,663
HP, Inc.	339,679	7,299,702
NetApp, Inc.	105,476	7,022,592
Western Digital Corp.	15,434	1,216,045
		24,720,002
Textiles, apparel & luxury goods—0.51%
Carter’s, Inc.	4,853	486,853
Hanesbrands, Inc.[1]	247,782	4,576,533
Michael Kors Holdings Ltd.*	15,200	1,039,984
Skechers U.S.A., Inc., Class A*	18,760	534,660
		6,638,030
Tobacco—0.21%
Philip Morris International, Inc.[2]	32,934	2,700,588

Trading companies & distributors—1.51%
Aircastle Ltd.	180,242	3,532,743
Fastenal Co.[1]	279,857	13,990,051
MSC Industrial Direct Co., Inc., Class A	13,060	1,128,906
United Rentals, Inc.*	3,380	507,000

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
WESCO International, Inc.*	9,770	581,804
		19,740,504
Wireless telecommunication services—0.06%
Telephone & Data Systems, Inc.	28,440	777,265

Total common stocks (cost—$1,276,786,095)		1,457,278,394

Short-term investment—2.02%
Investment companies—2.02%
State Street Institutional U.S. Government Money Market Fund (cost—$26,443,847)	26,443,847	26,443,847

Investment of cash collateral from securities loaned—0.72%
Money market fund—0.72%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$9,381,175)	9,381,175	9,381,175

Total investments before investments sold short (cost—$1,312,611,117)[3]—114.03%		1,493,103,416

Investments sold short—(13.21)%
Common stocks—(13.21)%
Airlines—(0.05)%
Alaska Air Group, Inc.	(9,420)	(611,641)

Auto components—(0.13)%
Autoliv, Inc.	(9,154)	(1,227,094)
The Goodyear Tire & Rubber Co.	(19,490)	(489,394)
		(1,716,488)
Automobiles—(0.32)%
Ford Motor Co.	(108,680)	(1,221,563)
General Motors Co.	(52,470)	(1,927,748)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Automobiles—(concluded)
Harley-Davidson, Inc.	(25,639)	(1,054,532)
		(4,203,843)
Banks—(1.24)%
CIT Group, Inc.	(19,560)	(1,035,702)
Community Bank System, Inc.	(24,297)	(1,366,706)
Cullen/Frost Bankers, Inc.	(7,394)	(846,243)
CVB Financial Corp.	(47,964)	(1,062,403)
First Financial Bankshares, Inc.	(28,254)	(1,399,986)
FNB Corp.	(84,670)	(1,100,710)
Glacier Bancorp, Inc.	(13,019)	(482,094)
KeyCorp	(83,620)	(1,665,710)
People’s United Financial, Inc.	(41,119)	(752,067)
Prosperity Bancshares, Inc.	(16,591)	(1,190,736)
SVB Financial Group	(4,900)	(1,468,089)
Trustmark Corp.	(17,761)	(556,097)
UMB Financial Corp.	(9,503)	(727,740)
United Bankshares, Inc.	(22,695)	(770,495)
Valley National Bancorp	(41,568)	(521,678)
Westamerica BanCorp.	(23,845)	(1,330,789)
		(16,277,245)
Beverages—(0.12)%
Molson Coors Brewing Co., Class B	(21,596)	(1,538,499)

Biotechnology—(0.14)%
Gilead Sciences, Inc.	(25,140)	(1,815,862)

Building products—(0.15)%
Johnson Controls International PLC	(59,170)	(2,004,088)

Capital markets—(0.29)%
Ameriprise Financial, Inc.	(5,320)	(745,917)
FactSet Research Systems, Inc.	(2,219)	(419,635)
Legg Mason, Inc.	(21,860)	(867,842)
MarketAxess Holdings, Inc.	(3,307)	(656,869)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Capital markets—(concluded)
TD Ameritrade Holding Corp.	(19,063)	(1,107,370)
		(3,797,633)
Chemicals—(0.57)%
Ashland Global Holdings, Inc.	(25,700)	(1,700,826)
Balchem Corp.	(16,617)	(1,466,284)
Celanese Corp., Series A	(14,410)	(1,565,935)
International Flavors & Fragrances, Inc.	(4,343)	(613,492)
NewMarket Corp.	(4,095)	(1,554,257)
Quaker Chemical Corp.	(3,371)	(495,503)
		(7,396,297)
Commercial services & supplies—(0.40)%
Cimpress NV	(10,758)	(1,547,108)
Mobile Mini, Inc.	(15,496)	(650,832)
Ritchie Bros Auctioneers, Inc.	(40,733)	(1,333,191)
Rollins, Inc.	(21,387)	(1,037,697)
Stericycle, Inc.	(11,226)	(659,079)
		(5,227,907)
Communications equipment—(0.09)%
ViaSat, Inc.	(18,939)	(1,211,717)

Construction & engineering—(0.13)%
Jacobs Engineering Group, Inc.	(10,584)	(614,824)
KBR, Inc.	(67,830)	(1,132,083)
		(1,746,907)
Construction materials—(0.10)%
Vulcan Materials Co.	(11,780)	(1,315,708)

Containers & packaging—(0.34)%
AptarGroup, Inc.	(9,668)	(903,958)
Ball Corp.	(54,132)	(2,170,152)
International Paper Co.	(16,640)	(857,958)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Containers & packaging—(concluded)
Sonoco Products Co.	(9,853)	(506,050)
		(4,438,118)
Electric utilities—(0.29)%
El Paso Electric Co.	(13,163)	(671,971)
Entergy Corp.	(14,510)	(1,183,871)
IDACORP, Inc.	(12,408)	(1,153,944)
OGE Energy Corp.	(22,880)	(752,066)
		(3,761,852)
Electrical equipment—(0.05)%
Acuity Brands, Inc.	(5,430)	(650,351)

Electronic equipment, instruments & components—(0.35)%
Avnet, Inc.	(13,940)	(546,866)
Corning, Inc.	(42,490)	(1,148,080)
Keysight Technologies, Inc.	(24,680)	(1,275,462)
National Instruments Corp.	(39,573)	(1,618,140)
		(4,588,548)
Energy equipment & services—(0.40)%
Core Laboratories N.V.	(5,811)	(711,557)
Helmerich & Payne, Inc.	(15,440)	(1,073,852)
National Oilwell Varco, Inc.	(51,554)	(1,993,593)
Oceaneering International, Inc.	(42,530)	(903,337)
Weatherford International PLC	(190,015)	(560,545)
		(5,242,884)
Equity real estate investment trusts—(0.54)%
Extra Space Storage, Inc.	(19,142)	(1,714,932)
Iron Mountain, Inc.	(37,479)	(1,272,037)
Lamar Advertising Co., Class A	(12,277)	(782,168)
Public Storage	(4,387)	(885,209)
Realty Income Corp.	(11,071)	(559,196)
SL Green Realty Corp.	(7,784)	(760,808)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Washington Prime Group, Inc.	(170,128)	(1,100,728)
		(7,075,078)
Food & staples retailing—(0.20)%
Casey’s General Stores, Inc.	(20,425)	(1,973,055)
PriceSmart, Inc.	(7,307)	(640,093)
		(2,613,148)
Food products—(0.33)%
Flowers Foods, Inc.	(35,540)	(803,559)
Hormel Foods Corp.	(55,735)	(2,020,394)
McCormick & Co., Inc.	(2,509)	(264,474)
The Hain Celestial Group, Inc.	(16,379)	(477,120)
The J.M. Smucker Co.	(6,900)	(787,152)
		(4,352,699)
Health care equipment & supplies—(0.04)%
West Pharmaceutical Services, Inc.	(5,275)	(465,308)

Health care providers & services—(0.11)%
Acadia Healthcare Co., Inc.	(21,190)	(753,940)
Envision Healthcare Corp.	(18,790)	(698,424)
		(1,452,364)
Health care technology—(0.22)%
Medidata Solutions, Inc.	(13,958)	(996,043)
Teladoc, Inc.	(20,590)	(885,370)
Veeva Systems, Inc., Class A	(13,690)	(960,080)
		(2,841,493)
Hotels, restaurants & leisure—(0.76)%
Chipotle Mexican Grill, Inc.	(3,240)	(1,371,589)
Cracker Barrel Old Country Store, Inc.	(4,254)	(700,166)
Domino’s Pizza, Inc.	(3,527)	(852,582)
International Game Technology PLC	(42,550)	(1,202,889)
MGM Resorts International	(44,722)	(1,405,165)
Norwegian Cruise Line Holdings Ltd.	(12,694)	(678,748)
Papa John’s International, Inc.	(16,971)	(1,052,202)
Planet Fitness, Inc., Class A	(28,380)	(1,143,430)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Texas Roadhouse, Inc.	(12,173)	(780,046)
The Wendy’s Co.	(45,531)	(762,189)
		(9,949,006)
Household durables—(0.17)%
D.R. Horton, Inc.	(17,120)	(755,677)
Garmin Ltd.	(13,904)	(815,748)
PulteGroup, Inc.	(23,190)	(704,048)
		(2,275,473)
Insurance—(0.91)%
Arthur J Gallagher & Co.	(23,100)	(1,616,769)
Cincinnati Financial Corp.	(22,631)	(1,591,865)
Loews Corp.	(23,650)	(1,240,679)
Markel Corp.	(1,002)	(1,132,300)
MetLife, Inc.	(11,280)	(537,718)
RLI Corp.	(20,322)	(1,285,976)
The Hartford Financial Services Group, Inc.	(17,261)	(929,332)
White Mountains Insurance Group Ltd.	(890)	(770,108)
Willis Towers Watson PLC	(18,610)	(2,763,771)
		(11,868,518)
Internet & catalog retail—(0.10)%
Liberty Expedia Holdings, Inc., Class A	(13,290)	(542,232)
Wayfair, Inc., Class A	(12,125)	(755,387)
		(1,297,619)
IT services—(0.36)%
Conduent, Inc.	(74,120)	(1,442,375)
International Business Machines Corp.	(11,460)	(1,661,242)
WEX, Inc.	(7,948)	(1,286,940)
Wipro Ltd., ADR	(80,314)	(383,901)
		(4,774,458)
Leisure products—(0.04)%
Mattel, Inc.	(35,923)	(531,660)

Machinery—(0.55)%
AGCO Corp.	(11,220)	(703,270)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Machinery—(concluded)
CNH Industrial N.V.	(52,008)	(637,098)
Flowserve Corp.	(73,176)	(3,249,746)
John Bean Technologies Corp.	(12,026)	(1,295,801)
The Middleby Corp.	(5,525)	(695,266)
Wabtec Corp.	(6,355)	(564,388)
		(7,145,569)
Media—(0.21)%
Altice USA, Inc., Class A	(42,933)	(768,500)
Cinemark Holdings, Inc.	(17,630)	(690,567)
Liberty Media Corp-Liberty SiriusXM, Class A	(15,340)	(640,752)
The Interpublic Group of Cos., Inc.	(26,820)	(632,684)
		(2,732,503)
Metals & mining—(0.10)%
Alcoa Corp.	(11,080)	(567,296)
Compass Minerals International, Inc.	(10,835)	(729,195)
		(1,296,491)
Multi-utilities—(0.07)%
Public Service Enterprise Group, Inc.	(18,510)	(965,296)

Oil, gas & consumable fuels—(0.62)%
Antero Resources Corp.	(36,470)	(692,930)
Apache Corp.	(36,652)	(1,500,899)
Carrizo Oil & Gas, Inc.	(25,299)	(507,751)
Centennial Resource Development, Inc., Class A	(33,444)	(618,714)
Hess Corp.	(40,989)	(2,335,963)
Kosmos Energy Ltd.	(74,676)	(525,719)
Murphy Oil Corp.	(21,311)	(641,674)
SM Energy Co.	(29,230)	(700,059)
WPX Energy, Inc.	(37,560)	(641,901)
		(8,165,610)
Paper & forest products—(0.08)%
Domtar Corp.	(23,840)	(1,046,576)

Personal products—(0.05)%
Coty, Inc., Class A	(35,774)	(620,679)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Pharmaceuticals—(0.04)%
Eli Lilly & Co.	(6,926)	(561,491)

Professional services—(0.17)%
CoStar Group, Inc.	(3,533)	(1,295,410)
Verisk Analytics, Inc.	(8,424)	(896,735)
		(2,192,145)
Road & rail—(0.12)%
Heartland Express, Inc.	(45,775)	(816,168)
Ryder System, Inc.	(11,710)	(789,606)
		(1,605,774)
Semiconductors & semiconductor equipment—(0.50)%
Cavium, Inc.	(11,638)	(872,966)
Cree, Inc.	(66,289)	(2,473,906)
Cypress Semiconductor Corp.	(122,870)	(1,791,445)
Micron Technology, Inc.	(29,777)	(1,369,146)
		(6,507,463)
Software—(0.75)%
ACI Worldwide, Inc.	(59,819)	(1,390,792)
Blackbaud, Inc.	(12,305)	(1,291,533)
FireEye, Inc.	(30,505)	(550,615)
Guidewire Software, Inc.	(32,477)	(2,748,204)
HubSpot, Inc.	(15,826)	(1,675,973)
Proofpoint, Inc.	(10,872)	(1,282,244)
Workday, Inc., Class A	(6,830)	(852,657)
		(9,792,018)
Specialty retail—(0.30)%
CarMax, Inc.	(19,105)	(1,194,063)
Floor & Decor Holdings, Inc., Class A	(14,614)	(812,392)
Monro, Inc.	(10,874)	(608,400)
Penske Automotive Group, Inc.	(12,650)	(570,515)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,831)	(710,326)
		(3,895,696)
Technology hardware, storage & peripherals—(0.08)%
Hewlett Packard Enterprise Co.	(60,699)	(1,034,918)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(0.35)%
Gildan Activewear, Inc.	(45,239)	(1,317,812)
NIKE, Inc., Class B	(10,549)	(721,446)
Tapestry, Inc.	(27,595)	(1,483,783)
Under Armour, Inc., Class A	(61,894)	(1,099,238)
		(4,622,279)
Thrifts & mortgage finance—(0.12)%
New York Community Bancorp, Inc.	(134,886)	(1,602,446)

Trading companies & distributors—(0.09)%
Air Lease Corp.	(17,980)	(749,586)
Herc Holdings, Inc.	(8,790)	(462,794)
		(1,212,380)
Transportation infrastructure—(0.07)%
Macquarie Infrastructure Corp.	(24,810)	(940,299)

Total investments sold short (proceeds—$156,276,828)		(172,982,045)
Liabilities in excess of other assets—(0.82)%		(10,735,396)
Net assets—100.00%		$1,309,385,975

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,457,278,394	—	—	1,457,278,394
Short-term investment	—	26,443,847	—	26,443,847
Investment of cash collateral from securities loaned	—	9,381,175	—	9,381,175
Total	1,457,278,394	35,825,022	—	1,493,103,416

Liabilities
Investments sold short	(172,982,045)	—	—	(172,982,045)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security, or portion thereof, pledged as collateral for investments sold short.

3                 Includes $34,751,838 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $23,679,653 and cash collateral of $12,140,405 of which $2,759,230 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—97.88%
Aerospace & defense—2.04%
Northrop Grumman Corp.	9,770	3,146,331
The Boeing Co.	18,763	6,258,586
TransDigm Group, Inc.[1]	55,683	17,850,299
		27,255,216
Air freight & logistics—4.36%
FedEx Corp.	89,845	22,209,684
XPO Logistics, Inc.*,1	370,635	36,010,897
		58,220,581
Airlines—0.14%
Delta Air Lines, Inc.	6,009	313,790
Southwest Airlines Co.	28,663	1,514,266
		1,828,056
Automobiles—0.12%
Tesla, Inc.*,1	5,480	1,610,572

Banks—1.77%
SVB Financial Group*	7,825	2,344,448
US Bancorp	422,658	21,323,096
		23,667,544
Beverages—0.51%
Constellation Brands, Inc., Class A	15,193	3,541,944
Monster Beverage Corp.*	58,730	3,230,150
		6,772,094
Biotechnology—1.89%
Biogen, Inc.*	72,878	19,939,421
Incyte Corp.*	8,826	546,682
Regeneron Pharmaceuticals, Inc.*	356	108,110
Vertex Pharmaceuticals, Inc.*	30,047	4,601,999
		25,196,212
Capital markets—5.44%
CME Group, Inc.	80,361	12,671,322
Intercontinental Exchange, Inc.	318,852	23,104,016
Morgan Stanley	47,978	2,476,624
S&P Global, Inc.	30,298	5,714,203

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
The Charles Schwab Corp.	516,045	28,733,386
		72,699,551
Chemicals—1.74%
Albemarle Corp.[1]	4,482	434,575
Ecolab, Inc.	157,838	22,850,207
		23,284,782
Communications equipment—0.90%
Arista Networks, Inc.*	45,486	12,033,321

Construction materials—0.08%
Vulcan Materials Co.	9,379	1,047,541

Diversified financial services—3.41%
Berkshire Hathaway, Inc., Class B*	234,916	45,510,277

Electrical equipment—0.13%
Rockwell Automation, Inc.	10,546	1,735,133

Electronic equipment, instruments & components—0.07%
Amphenol Corp., Class A	10,125	847,564
Cognex Corp.	1,800	83,250
		930,814
Energy equipment & services—1.79%
Schlumberger Ltd.	348,209	23,873,209

Equity real estate investment trusts—5.02%
American Tower Corp.	295,431	40,284,971
Crown Castle International Corp.	144,697	14,595,586
Equinix, Inc.	28,802	12,119,594
		67,000,151
Food products—1.36%
Mondelez International, Inc., Class A	458,320	18,103,640

Health care equipment & supplies—2.63%
ABIOMED, Inc.*	4,746	1,428,309
Becton Dickinson and Co.	27,415	6,356,716
Boston Scientific Corp.*	98,614	2,832,194

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
DENTSPLY SIRONA, Inc.	246,663	12,417,015
DexCom, Inc.*,1	13,102	958,804
Intuitive Surgical, Inc.*	25,251	11,130,136
		35,123,174
Health care providers & services—1.73%
UnitedHealth Group, Inc.	97,826	23,126,066

Hotels, restaurants & leisure—0.95%
Domino’s Pizza, Inc.	48,174	11,645,101
Las Vegas Sands Corp.	14,346	1,051,992
		12,697,093
Industrial conglomerates—4.50%
Honeywell International, Inc.	219,610	31,773,175
Roper Industries, Inc.	107,072	28,287,352
		60,060,527
Insurance—3.13%
Markel Corp.*	36,938	41,741,418

Internet & catalog retail—5.35%
Amazon.com, Inc.*	22,498	35,234,793
Booking Holdings, Inc.*	1,064	2,317,392
Netflix, Inc.*	25,520	7,973,979
Qurate Retail Group, Inc. QVC Group, Class A*	587,266	13,747,897
TripAdvisor, Inc.*,1	312,026	11,676,013
Wayfair, Inc., Class A*,1	7,223	449,993
		71,400,067
Internet software & services—7.45%
Alphabet, Inc. Class A*	19,610	19,974,354
Alphabet, Inc. Class C*	45,864	46,658,823
eBay, Inc.*	489,921	18,558,207
Facebook, Inc., Class A*	36,389	6,258,908
GrubHub, Inc.*	10,340	1,045,788
Match Group, Inc.*,1	22,980	1,082,818
MercadoLibre, Inc.	10,973	3,726,540
Shopify, Inc., Class A*	9,719	1,298,750

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
Twitter, Inc.*	29,130	882,930
		99,487,118
IT services—9.89%
MasterCard, Inc., Class A	250,130	44,590,675
PayPal Holdings, Inc.*	553,811	41,319,839
Square, Inc., Class A*,1	31,073	1,470,996
Visa, Inc., Class A	327,856	41,598,369
Worldpay, Inc., Class A*	38,394	3,118,361
		132,098,240
Life sciences tools & services—3.12%
Illumina, Inc.*	49,062	11,820,508
IQVIA Holdings, Inc.*	196,790	18,844,610
Mettler-Toledo International, Inc.*	17,992	10,074,261
Thermo Fisher Scientific, Inc.	4,327	910,184
		41,649,563
Media—1.44%
Liberty Global PLC, Class A*	115,125	3,469,868
Liberty Global PLC, Series C*	541,794	15,766,205
		19,236,073
Multiline retail—2.61%
Dollar General Corp.	184,828	17,841,447
Dollar Tree, Inc.*	177,831	17,052,214
		34,893,661
Personal products—1.90%
The Estee Lauder Cos., Inc., Class A	31,684	4,692,083
Unilever N.V.	361,798	20,665,902
		25,357,985
Pharmaceuticals—0.57%
Allergan PLC	42,253	6,492,174
Nektar Therapeutics*	12,900	1,079,214
		7,571,388
Semiconductors & semiconductor equipment—4.41%
Applied Materials, Inc.	385,385	19,142,073

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
ASML Holding N.V.	49,888	9,401,394
Broadcom, Inc.	17,288	3,966,213
Microchip Technology, Inc.[1]	234,452	19,614,254
NVIDIA Corp.	27,437	6,170,581
Universal Display Corp.[1]	6,410	564,401
		58,858,916
Software—15.42%
Activision Blizzard, Inc.	96,868	6,427,192
Adobe Systems, Inc.*	129,434	28,682,575
Atlassian Corp. PLC, Class A*	16,950	948,861
Autodesk, Inc.*	36,122	4,547,760
Electronic Arts, Inc.*	165,285	19,500,324
Intuit, Inc.	144,281	26,661,686
Microsoft Corp.	481,098	44,992,285
Oracle Corp.	769,096	35,124,614
Red Hat, Inc.*	14,872	2,425,028
Salesforce.com, Inc.*	43,728	5,290,651
ServiceNow, Inc.*	42,788	7,108,798
Snap, Inc., Class A*,1	27,694	396,855
Symantec Corp.	208,746	5,801,051
Take-Two Interactive Software, Inc.*	179,885	17,936,334
		205,844,014
Specialty retail—1.05%
Ross Stores, Inc.	38,652	3,125,014
The Home Depot, Inc.	47,519	8,781,511
The Sherwin-Williams Co.	5,943	2,185,004
		14,091,529
Technology hardware, storage & peripherals—0.79%
Apple, Inc.	63,817	10,546,397

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.17%
United Rentals, Inc.*	15,207	2,281,050
Total common stocks (cost—$964,542,966)		1,306,832,973

Short-term investment—2.31%
Investment companies—2.31%
State Street Institutional U.S. Government Money Market Fund (cost—$30,806,495)	30,806,495	30,806,495

Investment of cash collateral from securities loaned—1.22%
Money market fund—1.22%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$16,367,651)	16,367,651	16,367,651
Total investments (cost—$1,011,717,112)[2]—101.41%		1,354,007,119
Liabilities in excess of other assets—(1.41)%		(18,856,504)
Net assets—100.00%		$1,335,150,615

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,306,832,973	—	—	1,306,832,973
Short-term investment	—	30,806,495	—	30,806,495
Investment of cash collateral from securities loaned	—	16,367,651	—	16,367,651
Total	1,306,832,973	47,174,146	—	1,354,007,119

At April 30, 2018, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $91,668,830 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $77,806,806 and cash collateral of $16,367,651.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—97.64%
Aerospace & defense—0.10%
Arconic, Inc.	16,800	299,208
Wesco Aircraft Holdings, Inc.*	23,100	233,310
		532,518
Air freight & logistics—1.34%
Expeditors International of Washington, Inc.	108,600	6,935,196

Airlines—0.16%
JetBlue Airways Corp.*	43,290	830,735

Automobiles—1.09%
Thor Industries, Inc.	52,900	5,614,806

Banks—10.47%
Atlantic Capital Bancshares, Inc.*	27,700	534,610
Bank of Hawaii Corp.[1]	64,200	5,406,282
Bank of the Ozarks, Inc.	42,560	1,991,808
Cathay General Bancorp	47,000	1,880,470
Citizens Financial Group, Inc.	91,950	3,815,005
Comerica, Inc.	11,630	1,099,965
First Citizens BancShares Inc., Class A	2,100	907,809
First Hawaiian, Inc.	137,700	3,793,635
First Horizon National Corp.	80,600	1,474,980
FNB Corp.	97,290	1,264,770
Glacier Bancorp, Inc.	63,650	2,356,960
Hancock Holding Co.	56,600	2,764,910
KeyCorp	90,425	1,801,266
PacWest Bancorp	10,920	559,541
Pinnacle Financial Partners, Inc.	16,870	1,080,524
Popular, Inc.	55,150	2,552,893
Regions Financial Corp.	24,400	456,280
Signature Bank*	32,300	4,106,945
Sterling Bancorp	245,975	5,841,906
SunTrust Banks, Inc.	10,500	701,400
Texas Capital Bancshares, Inc.*	21,250	2,096,313
The Bank of NT Butterfield & Son Ltd.	63,440	3,010,228
United Community Banks, Inc.	53,730	1,715,599

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Wintrust Financial Corp.	31,386	2,807,478
		54,021,577
Building products—0.58%
Continental Building Products, Inc.*	106,788	3,000,743

Capital markets—3.08%
Artisan Partners Asset Management, Inc., Class A	70,550	2,268,182
BrightSphere Investment Group PLC	31,700	480,889
E*TRADE Financial Corp.*	28,685	1,740,606
Lazard Ltd., Class A	22,945	1,248,667
MSCI, Inc.	44,750	6,704,892
Stifel Financial Corp.	22,460	1,308,969
Uranium Participation Corp.*	152,700	461,448
Virtus Investment Partners, Inc.	14,700	1,695,645
		15,909,298
Chemicals—3.37%
Axalta Coating Systems Ltd.*	114,050	3,524,145
Huntsman Corp.	53,985	1,607,134
Innospec, Inc.	25,792	1,875,078
The Mosaic Co.	29,145	785,458
The Scotts Miracle-Gro Co., Class A1	99,790	8,340,448
Venator Materials PLC*	69,530	1,252,235
		17,384,498
Commercial services & supplies—1.64%
KAR Auction Services, Inc.	70,422	3,661,240
Ritchie Bros Auctioneers, Inc.	89,500	2,929,335
Steelcase, Inc., Class A	141,900	1,880,175
		8,470,750
Communications equipment—0.64%
ARRIS International PLC*	17,800	480,600
Comtech Telecommunications Corp.	92,477	2,828,871
		3,309,471
Construction & engineering—1.07%
EMCOR Group, Inc.	11,510	847,021

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
Jacobs Engineering Group, Inc.	20,910	1,214,662
KBR, Inc.	208,425	3,478,613
		5,540,296
Construction materials—0.13%
US Concrete, Inc.*	11,810	690,295

Consumer finance—0.49%
Ally Financial, Inc.	12,500	326,250
Enova International, Inc.*	41,987	1,230,219
EZCORP, Inc., Class A*	49,710	681,027
Nelnet, Inc., Class A	5,600	295,736
		2,533,232
Containers & packaging—0.71%
Silgan Holdings, Inc.	76,990	2,161,110
WestRock Co.	25,270	1,494,973
		3,656,083
Diversified financial services—0.57%
FGL Holdings*,1	275,750	2,627,898
Voya Financial, Inc.	6,400	335,040
		2,962,938
Electric utilities—0.82%
Entergy Corp.	42,850	3,496,132
Great Plains Energy, Inc.	13,199	432,003
Portland General Electric Co.	7,000	297,360
		4,225,495
Electronic equipment, instruments & components—1.26%
CDW Corp.	77,700	5,539,233
Orbotech Ltd.*	7,310	427,050
Zebra Technologies Corp., Class A*	3,935	530,556
		6,496,839
Energy equipment & services—5.20%
Core Laboratories N.V.[1]	64,550	7,904,147
Dril-Quip, Inc.*	80,000	3,316,000
Ensco PLC, Class A	69,400	392,110

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Forum Energy Technologies, Inc.*,1	439,280	5,534,928
McDermott International, Inc.*	126,150	832,590
NCS Multistage Holdings, Inc.*,1	158,700	2,891,514
Precision Drilling Corp.*	581,645	2,070,656
Superior Energy Services, Inc.*	40,400	433,492
TETRA Technologies, Inc.*	96,700	380,031
Weatherford International PLC*,1	1,035,350	3,054,283
		26,809,751
Equity real estate investment trusts—7.58%
Brandywine Realty Trust	61,575	991,973
CatchMark Timber Trust, Inc., Class A	24,337	317,354
CoreCivic, Inc.	103,750	2,091,600
Education Realty Trust, Inc.	88,300	2,905,953
Gaming and Leisure Properties, Inc.	34,720	1,189,854
Government Properties Income Trust	68,600	856,814
Granite Real Estate Investment Trust	25,900	1,023,309
Host Hotels & Resorts, Inc.	46,135	902,401
Lamar Advertising Co., Class A	133,250	8,489,357
Liberty Property Trust	70,705	2,956,883
Medical Properties Trust, Inc.	183,875	2,349,923
Outfront Media, Inc.	190,830	3,578,063
Physicians Realty Trust[1]	183,400	2,739,996
Piedmont Office Realty Trust, Inc., Class A	82,173	1,472,540
QTS Realty Trust, Inc., Class A	93,900	3,323,121
Redwood Trust, Inc.	216,250	3,317,275
SL Green Realty Corp.	6,255	611,364
		39,117,780
Food & staples retailing—0.30%
US Foods Holding Corp.*	44,485	1,520,497

Food products—2.23%
Conagra Brands, Inc.	9,000	333,630
Lamb Weston Holdings, Inc.	6,600	431,112
Nomad Foods Ltd.*	64,210	1,058,823
Pinnacle Foods, Inc.	15,765	952,206
Post Holdings, Inc.*	73,833	5,874,892
TreeHouse Foods, Inc.*	66,183	2,548,045

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	4,500	315,450
		11,514,158
Health care equipment & supplies—1.93%
Anika Therapeutics, Inc.*	116,600	5,131,566
CONMED Corp.	6,400	416,192
Hill-Rom Holdings, Inc.	14,185	1,217,499
Natus Medical, Inc.*	97,150	3,210,807
		9,976,064
Health care providers & services—3.17%
Acadia Healthcare Co., Inc.*	55,350	1,969,353
Amedisys, Inc.*	41,250	2,726,212
Encompass Health Corp.	24,430	1,485,833
Envision Healthcare Corp.*,1	226,064	8,402,799
Hanger, Inc.*	900	16,470
Tenet Healthcare Corp.*	16,100	385,434
WellCare Health Plans, Inc.*	6,670	1,368,417
		16,354,518
Health care technology—0.24%
Allscripts Healthcare Solutions, Inc.*	105,045	1,220,623

Hotels, restaurants & leisure—2.79%
Caesars Entertainment Corp.*	164,575	1,867,926
Darden Restaurants, Inc.	15,090	1,401,258
Dave & Buster’s Entertainment, Inc.*,1	45,098	1,916,214
The Cheesecake Factory, Inc.[1]	177,300	9,210,735
		14,396,133
Household durables—1.57%
Lennar Corp., Class B	8,450	360,730
Toll Brothers, Inc.	23,060	972,210
Tupperware Brands Corp.	26,100	1,163,016
Whirlpool Corp.	31,220	4,837,539
William Lyon Homes, Class A*	27,770	745,902
		8,079,397
Household products—0.62%
WD-40 Co.[1]	24,100	3,178,790

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—0.51%
Vistra Energy Corp.*	115,975	2,650,029

Insurance—5.51%
Argo Group International Holdings Ltd.	77,222	4,513,626
Aspen Insurance Holdings Ltd.	132,727	5,634,261
Assured Guaranty Ltd.	58,600	2,126,594
Athene Holding Ltd., Class A*	23,965	1,174,285
Brighthouse Financial, Inc.*	13,000	660,140
CNA Financial Corp.	37,470	1,890,736
CNO Financial Group, Inc.	39,237	841,241
Crawford & Co., Class B	39,480	316,630
First American Financial Corp.	36,450	1,862,960
Old Republic International Corp.	73,615	1,501,746
W.R. Berkley Corp.	106,150	7,914,544
		28,436,763
Internet software & services—0.82%
Cars.com, Inc.*,1	149,300	4,252,064

IT services—5.25%
Broadridge Financial Solutions, Inc.	86,000	9,220,060
Cass Information Systems, Inc.	101,895	6,162,610
EVERTEC, Inc.	244,500	4,462,125
Jack Henry & Associates, Inc.	47,000	5,615,560
Leidos Holdings, Inc.	18,105	1,162,884
Science Applications International Corp.	5,400	463,266
		27,086,505
Life sciences tools & services—1.47%
ICON PLC*	6,065	713,426
PerkinElmer, Inc.	16,725	1,226,946
Syneos Health, Inc.*	148,000	5,638,800
		7,579,172
Machinery—7.10%
Altra Industrial Motion Corp.	61,382	2,556,560
Donaldson Co., Inc.	93,800	4,151,588
EnPro Industries, Inc.	36,550	2,746,732
Graco, Inc.	130,100	5,723,099
Harsco Corp.*	19,788	404,665
Meritor, Inc.*	61,425	1,195,945

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
RBC Bearings, Inc.*	61,100	7,110,818
Snap-on, Inc.	45,600	6,623,400
Terex Corp.	125,075	4,567,739
The Greenbrier Cos, Inc.	18,485	810,567
Trinity Industries, Inc.	23,115	736,675
		36,627,788
Media—1.57%
Cinemark Holdings, Inc., Class A1	151,800	5,946,006
Liberty Latin America Ltd.,Class A*,1	117,870	2,168,808
		8,114,814
Metals & mining—0.67%
Alcoa Corp.*	16,570	848,384
Carpenter Technology Corp.	7,100	378,146
Commercial Metals Co.	75,080	1,577,431
Hudbay Minerals, Inc.	14,339	99,656
Kaiser Aluminum Corp.	5,500	541,970
		3,445,587
Multi-utilities—0.69%
NorthWestern Corp.	64,948	3,568,243

Oil, gas & consumable fuels—3.82%
Chesapeake Energy Corp.*	117,100	347,787
Energen Corp.*	55,385	3,624,394
Euronav N.V.*	10,500	85,575
Golar LNG Ltd.	22,070	709,550
Golar LNG Partners LP	68,800	1,380,128
HighPoint Resources Corp.*	232,200	1,604,502
Oasis Petroleum, Inc.*	434,300	4,790,329
SM Energy Co.	77,140	1,847,503
Teekay Tankers Ltd., Class A	427,091	491,155
WPX Energy, Inc.*	282,865	4,834,163
		19,715,086
Paper & forest products—0.09%
KapStone Paper and Packaging Corp.	14,100	485,322

Pharmaceuticals—0.31%
Jazz Pharmaceuticals PLC*	4,525	687,981

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Perrigo Co. PLC	11,405	891,187
		1,579,168
Professional services—2.38%
ICF International, Inc.	8,675	582,093
Resources Connection, Inc.	156,570	2,450,320
TransUnion*	142,500	9,249,675
		12,282,088
Real estate management & development—1.53%
CBRE Group, Inc., Class A*	31,940	1,447,201
HFF, Inc., Class A	183,650	6,453,461
		7,900,662
Road & rail—2.40%
Genesee & Wyoming, Inc., Class A*	40,800	2,904,960
Knight-Swift Transportation Holdings, Inc.	85,780	3,346,278
Landstar System, Inc.	60,200	6,119,330
		12,370,568
Semiconductors & semiconductor equipment—1.39%
Ichor Holdings Ltd.*	67,255	1,486,336
MKS Instruments, Inc.	4,735	484,864
Rudolph Technologies, Inc.*	35,860	909,051
Skyworks Solutions, Inc.	35,950	3,119,022
SMART Global Holdings, Inc.*	29,440	1,152,576
		7,151,849
Software—1.76%
American Software, Inc., Class A	408,580	5,213,481
CA, Inc.	30,000	1,044,000
Synopsys, Inc.*	19,300	1,650,343
Verint Systems, Inc.*	28,315	1,192,061
		9,099,885
Specialty retail—3.54%
Ascena Retail Group, Inc.*,1	1,691,658	3,755,481
Burlington Stores, Inc.*	5,270	715,929
Chico’s FAS, Inc.	100,010	993,099
Foot Locker, Inc.	29,725	1,280,553
Party City Holdco, Inc.*,1	114,800	1,808,100
Signet Jewelers Ltd.	129,290	5,026,795

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The Children’s Place, Inc.	7,685	980,222
The Michaels Cos. Inc.*	198,090	3,688,436
		18,248,615
Technology hardware, storage & peripherals—0.77%
Diebold Nixdorf, Inc.[1]	209,290	3,212,601
NetApp, Inc.	11,555	769,332
		3,981,933
Textiles, apparel & luxury goods—0.41%
PVH Corp.	7,667	1,224,190
Ralph Lauren Corp.	7,995	878,251
		2,102,441
Thrifts & mortgage finance—1.13%
Essent Group Ltd.*	97,500	3,213,600
Washington Federal, Inc.	81,519	2,588,228
		5,801,828
Trading companies & distributors—1.37%
Air Lease Corp.	53,000	2,209,570
Beacon Roofing Supply, Inc.*	27,500	1,346,125
H&E Equipment Services, Inc.	14,150	457,753
Titan Machinery, Inc.*	68,915	1,331,438
Triton International Ltd.	55,230	1,712,682
		7,057,568
Total common stocks (cost—$449,944,611)		503,820,459

Short-term investment—2.02%
Investment companies—2.02%
State Street Institutional U.S. Government Money Market Fund (cost—$10,420,088)	10,420,088	10,420,088

Investment of cash collateral from securities loaned—5.12%
Money market fund—5.12%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$26,428,958)	26,428,958	26,428,958

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

Total investments (cost—$486,793,657)[2]—104.78%	540,669,505
Liabilities in excess of other assets—(4.78)%	(24,681,058)
Net assets—100.00%	$515,988,447

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	503,820,459	—	—	503,820,459
Short-term investment	—	10,420,088	—	10,420,088
Investment of cash collateral from securities loaned	—	26,428,958	—	26,428,958
Total	503,820,459	36,849,046	—	540,669,505

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                           Non-income producing security.

1                           Security, or portion thereof, was on loan at the period end.

2                           Includes $54,071,277 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $29,791,948 and cash collateral of $26,428,958.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—99.60%
Aerospace & defense—1.57%
Curtiss-Wright Corp.	3,911	500,764
HEICO Corp.[1]	86,560	7,604,296
		8,105,060
Air freight & logistics—0.04%
Air Transport Services Group, Inc.*	9,156	185,317

Auto components—2.29%
Dorman Products, Inc.*	85,457	5,491,467
Gentex Corp.	276,504	6,287,701
		11,779,168
Banks—2.51%
Chemical Financial Corp.	6,354	348,771
Home Bancshares, Inc.	159,698	3,711,381
Pinnacle Financial Partners, Inc.	44,741	2,865,661
Preferred Bank	6,271	399,714
SVB Financial Group*	6,039	1,809,345
Triumph Bancorp, Inc.*	7,912	307,381
Western Alliance Bancorp*	59,257	3,494,978
		12,937,231
Biotechnology—3.42%
Agios Pharmaceuticals, Inc.*,1	30,813	2,585,519
Alkermes PLC*,1	14,403	637,621
Bluebird Bio, Inc.*,1	6,693	1,138,814
CareDx, Inc.*	21,863	214,039
Clovis Oncology, Inc.*,1	26,666	1,156,771
Exact Sciences Corp.*,1	22,713	1,135,877
Exelixis, Inc.*	68,738	1,431,125
Global Blood Therapeutics, Inc.*,1	29,304	1,293,772
Halozyme Therapeutics, Inc.*	27,735	525,023
Ligand Pharmaceuticals, Inc.*,1	17,709	2,742,239
Neurocrine Biosciences, Inc.*,1	5,722	463,940
Sage Therapeutics, Inc.*,1	4,832	695,421
Sarepta Therapeutics, Inc.*,1	32,440	2,477,118
Vericel Corp.*	83,488	1,114,565
		17,611,844
Building products—0.47%
Patrick Industries, Inc.*	10,148	577,421

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
PGT Innovations, Inc.*	17,906	312,460
Trex Co., Inc.*	14,653	1,522,153
		2,412,034
Capital markets—1.10%
Financial Engines, Inc.	114,145	5,096,574
LPL Financial Holdings, Inc.	9,483	574,386
		5,670,960
Chemicals—0.27%
Ingevity Corp.*	18,279	1,404,376

Commercial services & supplies—6.41%
Healthcare Services Group, Inc.[1]	203,113	7,846,255
Innerworkings, Inc.*	172,147	1,738,685
Mobile Mini, Inc.	181,412	7,619,304
Ritchie Brothers Auctioneers, Inc.	286,424	9,374,658
The Brink’s Co.	87,488	6,456,614
		33,035,516
Communications equipment—0.51%
Digi International, Inc.*	177,427	2,040,411
Mitel Networks Corp.*	52,303	583,701
		2,624,112
Construction & engineering—0.79%
MasTec, Inc.*	42,352	1,863,488
NV5 Global, Inc.*,1	8,746	514,702
Quanta Services, Inc.*	52,571	1,708,558
		4,086,748
Construction materials—1.08%
Eagle Materials, Inc.	43,144	4,269,530
Summit Materials, Inc., Class A*	45,363	1,276,515
		5,546,045
Consumer finance—1.50%
Green Dot Corp., Class A*	29,516	1,794,868

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
PRA Group, Inc.*,1	167,181	5,951,644
		7,746,512
Diversified consumer services—2.46%
Aspen Group, Inc.*	8,512	66,138
Chegg, Inc.*,1	106,770	2,478,132
Grand Canyon Education, Inc.*	97,652	10,154,831
		12,699,101
Diversified telecommunication services—0.62%
Zayo Group Holdings, Inc.*	87,980	3,193,674

Electronic equipment, instruments & components—2.10%
Littelfuse, Inc.	11,949	2,233,507
National Instruments Corp.	193,597	7,916,182
Orbotech Ltd.*	11,491	671,304
		10,820,993
Energy equipment & services—0.18%
C&J Energy Services, Inc.*	8,280	247,241
Keane Group, Inc.*	15,122	235,147
Profire Energy, Inc.*	11,153	39,816
Solaris Oilfield Infrastructure, Inc., Class A*,1	21,413	402,564
		924,768
Food & staples retailing—1.17%
United Natural Foods, Inc.*	134,138	6,038,893

Food products—2.15%
Calavo Growers, Inc.[1]	65,335	6,121,890
Freshpet, Inc.*,1	251,554	4,980,769
		11,102,659
Health care equipment & supplies—4.02%
AxoGen, Inc.*,1	18,242	726,031
Heska Corp.*	56,540	4,614,795
Inogen, Inc.*	10,739	1,509,689
iRhythm Technologies, Inc.*	22,705	1,320,296
Merit Medical Systems, Inc.*	30,778	1,492,733
Neogen Corp.*	66,462	4,529,385
Nevro Corp.*,1	10,128	905,038

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Penumbra, Inc.*	8,931	1,110,570
Tactile Systems Technology, Inc.*,1	38,285	1,332,701
The Cooper Cos., Inc.	13,898	3,178,611
		20,719,849
Health care providers & services—6.56%
Addus HomeCare Corp.*	11,929	626,272
AMN Healthcare Services, Inc.*	84,891	5,674,963
Chemed Corp.[1]	36,935	11,384,106
LHC Group, Inc.*	96,999	7,218,666
PetIQ, Inc.*,1	11,220	250,767
US Physical Therapy, Inc.	72,120	6,580,950
WellCare Health Plans, Inc.*	10,056	2,063,089
		33,798,813
Health care technology—4.37%
athenahealth, Inc.*	50,363	6,167,957
Evolent Health, Inc., Class A*,1	250,294	4,129,851
HealthStream, Inc.	166,264	3,855,662
Inovalon Holdings, Inc., Class A*,1	144,860	1,528,273
Tabula Rasa HealthCare, Inc.*,1	14,095	577,754
Teladoc, Inc.*,1	144,980	6,234,140
		22,493,637
Hotels, restaurants & leisure—2.60%
BJ’s Restaurants, Inc.	9,293	519,014
Marriott Vacations Worldwide Corp.	17,551	2,151,928
Noodles & Co.*,1	48,266	349,929
Planet Fitness, Inc., Class A*	34,192	1,377,596
Red Rock Resorts, Inc., Class A	30,560	922,606
Ruth’s Hospitality Group, Inc.	2,701	72,522
Texas Roadhouse, Inc.	6,185	396,335
The Cheesecake Factory, Inc.[1]	59,680	3,100,376
Vail Resorts, Inc.	12,801	2,935,397
Wingstop, Inc.	32,091	1,567,966
		13,393,669
Household durables—0.16%
Century Communities, Inc.*	26,563	816,812

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Household products—0.68%
Central Garden & Pet Co.*,1	19,920	746,801
Central Garden and Pet Co., Class A*	77,420	2,748,410
		3,495,211
Internet software & services—9.04%
2U, Inc.*,1	122,634	9,870,811
Alarm.com Holdings, Inc.*,1	112,631	4,548,040
Apptio, Inc., Class A*,1	47,935	1,414,562
Blucora, Inc.*	29,391	764,166
Carbonite, Inc.*	25,492	792,801
Coupa Software, Inc.*,1	24,154	1,120,021
Five9, Inc.*	53,448	1,569,768
GrubHub, Inc.*	8,984	908,642
GTT Communications, Inc.*,1	33,516	1,610,444
Instructure, Inc.*	22,968	931,352
j2 Global, Inc.	30,691	2,436,251
LogMeIn, Inc.	30,384	3,348,317
Mimecast Ltd.*	102,076	3,883,992
Nutanix, Inc., Class A*	16,013	810,098
ShotSpotter, Inc.*,1	34,731	963,438
SPS Commerce, Inc.*	93,225	6,392,438
TechTarget, Inc.*	14,281	297,759
Telaria, Inc.*	11,892	49,946
Twilio, Inc., Class A*,1	11,839	499,724
Zillow Group, Inc., Class A*	89,630	4,335,403
		46,547,973
IT services—4.23%
Cass Information Systems, Inc.	54,706	3,308,619
EPAM Systems, Inc.*	16,329	1,867,221
Euronet Worldwide, Inc.*	14,997	1,171,416
ExlService Holdings, Inc.*	69,705	4,029,646
Gartner, Inc.*,1	11,167	1,354,446
InterXion Holding N.V.*,1	11,568	752,151
MAXIMUS, Inc.	91,010	6,155,006
Square, Inc., Class A*,1	33,907	1,605,157
WNS Holdings Ltd., ADR*	31,167	1,525,001
		21,768,663
Life sciences tools & services—1.68%
Bio-Techne Corp.	41,065	6,197,119

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
PRA Health Sciences, Inc.*	29,847	2,452,528
		8,649,647
Machinery—3.93%
DMC Global, Inc.	14,798	572,683
John Bean Technologies Corp.	15,500	1,670,125
Kennametal, Inc.	89,292	3,254,693
Meritor, Inc.*	24,171	470,609
Proto Labs, Inc.*	111,684	13,307,149
RBC Bearings, Inc.*	1,917	223,101
Spartan Motors, Inc.	42,097	751,431
		20,249,791
Media—1.75%
Gray Television, Inc.*	101,112	1,142,566
Nexstar Media Group, Inc., Class A	49,841	3,102,602
Sinclair Broadcast Group, Inc., Class A1	168,227	4,769,235
		9,014,403
Multiline retail—0.47%
Ollie’s Bargain Outlet Holdings, Inc.*	38,864	2,417,341
Pharmaceuticals—0.65%
Collegium Pharmaceutical, Inc.*,1	22,037	521,175
Corcept Therapeutics, Inc.*,1	65,522	1,092,907
Intersect ENT, Inc.*	24,554	980,932
Nektar Therapeutics*	4,069	340,413
Supernus Pharmaceuticals, Inc.*	8,826	413,939
		3,349,366
Professional services—2.71%
CoStar Group, Inc.*	7,950	2,914,947
Exponent, Inc.	54,076	4,672,166
TransUnion*	40,032	2,598,477
WageWorks, Inc.*	90,386	3,764,577
		13,950,167
Road & rail—1.47%
Knight-Swift Transportation Holdings, Inc.	132,428	5,166,016
Old Dominion Freight Line, Inc.	13,380	1,791,047

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Saia, Inc.*	9,192	607,132
		7,564,195
Semiconductors & semiconductor equipment—3.48%
ACM Research, Inc., Class A*,1	6,685	67,519
Adesto Technologies Corp.*,1	62,013	558,117
Advanced Micro Devices, Inc.*,1	351,145	3,820,458
Aquantia Corp.*,1	12,551	148,227
Brooks Automation, Inc.	56,825	1,413,806
Cabot Microelectronics Corp.	35,423	3,593,663
Cavium, Inc.*	16,676	1,250,867
Diodes, Inc.*	9,686	276,535
Mellanox Technologies Ltd.*	12,184	957,662
Monolithic Power Systems, Inc.	10,290	1,204,959
Nova Measuring Instruments Ltd.*	14,046	368,708
Power Integrations, Inc.	62,970	4,269,366
		17,929,887
Software—15.42%
Altair Engineering, Inc., Class A*	50,689	1,468,967
Asure Software, Inc.*,1	20,382	308,583
Blackline, Inc.*,1	142,682	5,907,035
Bottomline Technologies de, Inc.*	28,535	1,127,703
Cadence Design Systems, Inc.*	31,323	1,254,799
Ellie Mae, Inc.*,1	59,726	5,785,658
Everbridge, Inc.*,1	54,590	2,038,937
Fair Isaac Corp.*	11,928	2,065,691
Globant SA*,1	88,352	3,976,724
HubSpot, Inc.*,1	7,060	747,654
NICE Systems Ltd., ADR*,1	7,927	754,413
Paylocity Holding Corp.*	190,951	10,431,653
Pegasystems, Inc.	148,119	9,042,665
PROS Holdings, Inc.*,1	191,745	5,660,312
PTC, Inc.*	28,791	2,370,939
RealPage, Inc.*,1	93,483	5,001,340
RingCentral, Inc., Class A*	40,237	2,697,891
Tyler Technologies, Inc.*	5,128	1,122,622
Ultimate Software Group, Inc.*,1	31,025	7,443,518
Varonis Systems, Inc.*	36,431	2,380,766
Verint Systems, Inc.*	84,820	3,570,922

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Workiva, Inc.*,1	190,660	4,289,850
		79,448,642
Specialty retail—3.10%
At Home Group, Inc.*	26,812	943,514
Boot Barn Holdings, Inc.*	18,233	356,820
Camping World Holdings, Inc., Class A1	88,220	2,525,739
Five Below, Inc.*,1	127,025	8,969,235
Floor & Decor Holdings, Inc., Class A*,1	35,116	1,952,099
The Children’s Place, Inc.[1]	9,415	1,200,883
		15,948,290
Technology hardware, storage & peripherals—0.21%
USA Technologies, Inc.*,1	125,903	1,101,651

Textiles, apparel & luxury goods—0.18%
Canada Goose Holdings, Inc.*,1	18,699	693,359
Skechers USA, Inc., Class A*	7,737	220,504
		913,863
Thrifts & mortgage finance—0.23%
LendingTree, Inc.*,1	4,988	1,189,139

Trading companies & distributors—1.69%
Beacon Roofing Supply, Inc.*	138,558	6,782,414
SiteOne Landscape Supply, Inc.*,1	24,920	1,707,020
Titan Machinery, Inc.*	10,324	199,460
		8,688,894
Wireless telecommunication services—0.33%
Boingo Wireless, Inc.*	72,968	1,711,829
Total common stocks (cost—$427,393,354)		513,086,743

Number of Rights
Right—0.03%
Dyax Corp.*,2,3,4 (cost—$80,090)	72,153	126,268

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Short-term investment—0.66%
Investment companies—0.66%
State Street Institutional U.S. Government Money Market Fund (cost—$3,422,830)	3,422,830	3,422,830

Investment of cash collateral from securities loaned—8.94%
Money market fund—8.94%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$46,066,385)	46,066,385	46,066,385
Total investments (cost—$476,962,659)[5]—109.23%		562,702,226
Liabilities in excess of other assets—(9.23)%		(47,552,105)
Net assets—100.00%		$515,150,121

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	513,086,743	—	—	513,086,743
Right	—	—	126,268	126,268
Short-term investment	—	3,422,830	—	3,422,830
Investment of cash collateral from securities loaned	—	46,066,385	—	46,066,385
Total	513,086,743	49,489,215	126,268	562,702,226

At April 30, 2018, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2018:

Right
Beginning balance	$90,191
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	36,077
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$126,268

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2018 was $36,077.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

*                           Non-income producing security.

1                           Security, or portion thereof, was on loan at the period end.

2                           Illiquid investment at the period end.

3                           Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4                           Security is being fair valued by a valuation committee under the direction of the board of trustees.

5                           Includes $114,785,219 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $71,999,631 and cash collateral of $46,066,385.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Common stocks
Aerospace & defense	0.22%
Air freight & logistics	0.30
Airlines	0.12
Auto components	0.87
Automobiles	3.74
Banks	11.78
Beverages	1.31
Biotechnology	1.42
Building products	1.03
Capital markets	2.74
Chemicals	2.69
Commercial services & supplies	1.88
Communications equipment	0.49
Construction & engineering	0.48
Construction materials	0.16
Consumer finance	0.19
Containers & packaging	0.11
Distributors	0.02
Diversified consumer services	0.45
Diversified financial services	1.14
Diversified telecommunication services	3.09
Electric utilities	3.99
Electrical equipment	3.12
Electronic equipment, instruments & components	1.61
Energy equipment & services	1.50
Equity real estate investment trusts	1.32
Food & staples retailing	3.32
Food products	1.31
Gas utilities	0.20
Health care equipment & supplies	0.30
Health care providers & services	0.72
Health care technology	0.06
Hotels, restaurants & leisure	1.84
Household durables	0.81
Household products	1.20
Independent power and renewable electricity producers	0.03
Industrial conglomerates	0.43
Insurance	6.57
Internet & catalog retail	0.13
Internet software & services	0.38
IT services	2.15
Leisure products	0.45
Machinery	2.62
Marine	0.25
Media	1.62
Metals & mining	2.14
Multi-utilities	0.67
Multiline retail	0.34
Oil, gas & consumable fuels	8.24
Paper & forest products	1.00
Personal products	1.80
Pharmaceuticals	9.48
Professional services	1.76
Real estate investment trusts	0.21
Real estate management & development	2.94
Road & rail	0.47
Semiconductors & semiconductor equipment	3.70
Software	2.78
Specialty retail	1.24
Technology hardware, storage & peripherals	0.61
Textiles, apparel & luxury goods	2.36
Tobacco	0.10
Trading companies & distributors	0.71
Transportation infrastructure	0.12
Wireless telecommunication services	0.92
Total common stocks	111.75
Preferred stocks
Automobiles	0.50
Chemicals	0.03
Household products	0.12
Total preferred stocks	0.65

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Right	0.00%†
Investment companies	0.77
Investment of cash collateral from securities loaned	3.63
Total investments before investments sold short	116.80
Investments sold short
Common stocks
Aerospace & defense	(0.03)
Air freight & logistics	(0.14)
Airlines	(0.07)
Automobiles	(0.58)
Banks	(0.29)
Beverages	(0.16)
Biotechnology	(0.20)
Capital markets	(0.07)
Chemicals	(0.87)
Commercial services & supplies	(0.20)
Communications equipment	(0.06)
Construction & engineering	(0.53)
Consumer finance	(0.05)
Diversified financial services	(0.23)
Diversified telecommunication services	(0.53)
Electric utilities	(0.38)
Electronic equipment, instruments & components	(0.29)
Energy equipment & services	(0.16)
Equity real estate investment trusts	(0.71)
Food & staples retailing	(0.34)
Food products	(0.23)
Health care equipment & supplies	(0.11)
Hotels, restaurants & leisure	(1.00)
Household durables	(0.32)
Household products	(0.06)
Industrial conglomerates	(0.18)
Insurance	(0.26)
Internet & Direct Marketing Retail	(0.06)
Internet software & services	(0.56)
Life sciences tools & services	(0.08)
Machinery	(0.26)
Media	(0.12)
Metals & mining	(0.35)
Multi-utilities	(0.25)
Oil, gas & consumable fuels	(0.80)
Pharmaceuticals	(0.53)
Real estate management & development	(0.70)
Road & rail	(0.29)
Semiconductors & semiconductor equipment	(0.03)
Software	(0.04)
Specialty retail	(0.58)
Technology hardware, storage & peripherals	(0.10)
Tobacco	(0.29)
Trading companies & distributors	(0.00)†
Wireless telecommunication services	(0.41)
Total investments sold short	(13.50)
Liabilities in excess of other assets	(3.30)
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2018.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—111.75%
Australia—4.54%
AGL Energy Ltd.	100,562	1,638,903
Alumina Ltd.	684,908	1,348,155
Amcor Ltd.	134,917	1,390,315
Aristocrat Leisure Ltd.	80,203	1,608,918
ASX Ltd.	30,571	1,343,986
Aurizon Holdings Ltd.	213,643	718,960
Australia & New Zealand Banking Group Ltd.	79,758	1,603,310
BHP Billiton Ltd.	33,345	777,914
BlueScope Steel Ltd.	91,641	1,126,217
Boral Ltd.	176,832	910,028
Brambles Ltd.	270,863	2,004,163
Caltex Australia Ltd.	14,853	345,403
CIMIC Group Ltd.	52,302	1,779,771
Coca-Cola Amatil Ltd.	154,649	1,079,468
Cochlear Ltd.	2,936	427,275
Computershare Ltd.	120,250	1,529,765
Crown Ltd.	128,365	1,245,901
CSL Ltd.	13,461	1,724,206
Incitec Pivot Ltd.	67,161	191,121
Insurance Australia Group Ltd.	59,931	354,787
LendLease Group	45,618	611,800
Macquarie Group Ltd.	39,805	3,241,649
Medibank Pvt Ltd.	679,440	1,493,244
Mirvac Group	194,177	325,864
Newcrest Mining Ltd.	342,867	5,434,423
Origin Energy Ltd.*,1	771,854	5,635,131
QBE Insurance Group Ltd.	1,142,415	8,532,217
Ramsay Health Care Ltd.	6,166	299,764
South32 Ltd.	154,420	428,519
Stockland	97,057	301,693
Woolworths Ltd.[1]	260,432	5,447,137
Total Australia common stocks		54,900,007

Austria—1.33%
ams AG2	111,186	9,170,280
Erste Group Bank AG	25,343	1,239,313
OMV AG1	91,674	5,677,832
Total Austria common stocks		16,087,425

Belgium—0.95%
Ageas	30,439	1,628,259

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
Anheuser-Busch InBev SA/NV2	11,957	1,187,731
KBC Group N.V.[1]	77,194	6,711,246
Proximus SADP	10,228	313,428
UCB SA2	22,165	1,669,336
Total Belgium common stocks		11,510,000

Bermuda—0.98%
Hongkong Land Holdings Ltd.[1]	786,700	5,685,666
Jardine Matheson Holdings Ltd.	68,100	4,123,707
Kerry Properties Ltd.	283,000	1,352,887
Shangri-La Asia Ltd.	376,000	731,739
Total Bermuda common stocks		11,893,999

Canada—2.12%
CI Financial Corp.[2]	345,215	7,264,854
Encana Corp.	535,840	6,673,221
The Toronto-Dominion Bank	209,247	11,751,860
Total Canada common stocks		25,689,935

Cayman Islands—3.12%
Alibaba Group Holding Ltd., ADR*,2	20,340	3,631,503
CK Asset Holdings Ltd.[1]	604,500	5,218,626
CK Hutchison Holdings Ltd.	994,000	11,753,907
Ctrip.com International Ltd., ADR*	69,220	2,831,098
Sands China Ltd.	466,800	2,697,813
TAL Education Group, ADR	142,207	5,179,179
WH Group Ltd.[3]	3,895,500	4,032,914
Wharf Real Estate Investment Co. Ltd.	91,000	682,295
Wynn Macau Ltd.	478,400	1,767,860
Total Cayman Islands common stocks		37,795,195

China—0.37%
BYD Co. Ltd., Class H2	535,622	3,744,570
Sinopharm Group Co., Class H	158,265	667,359
Total China common stocks		4,411,929

Denmark—3.44%
Danske Bank A/S	91,410	3,181,262
Genmab A/S*	67,852	13,699,194
H. Lundbeck A/S	19,706	1,141,601

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
ISS A/S	157,984	5,509,557
Novo Nordisk A/S, ADR	235,116	11,036,345
Novo Nordisk A/S, Class B	57,306	2,694,982
Novozymes A/S, B Shares	36,144	1,699,233
Tryg A/S	15,075	356,805
Vestas Wind Systems A/S2	31,668	2,048,660
William Demant Holding A/S*,2	6,402	249,497
Total Denmark common stocks		41,617,136

Finland—1.29%
Nokian Renkaat Oyj	78,273	3,131,846
Orion Oyj, Class B	39,761	1,205,977
Sampo Oyj, A Shares[2]	37,349	2,019,895
Stora Enso Oyj, R Shares	64,921	1,280,541
UPM-Kymmene Oyj[1]	224,353	8,005,273
Total Finland common stocks		15,643,532

France—6.88%
Arkema SA	6,453	845,308
Atos SE	11,656	1,573,560
AXA SA2	141,314	4,041,387
Capgemini SE	2,795	384,496
Cie de Saint-Gobain	135,050	7,065,953
Cie Generale des Etablissements Michelin SCA	5,522	776,519
CNP Assurances[2]	43,936	1,125,365
Dassault Systemes SE	15,202	1,970,026
Essilor International SA	6,904	943,008
Hermes International	3,904	2,524,482
Kering SA	4,644	2,686,535
Klepierre SA2	53,755	2,200,126
LVMH Moet Hennessy Louis Vuitton SE1	28,544	9,933,649
Orange SA	97,805	1,778,058
Peugeot SA2	49,124	1,209,609
Publicis Groupe SA	9,953	744,284
Sanofi SA2	224,026	17,712,002
SCOR SE2	31,959	1,296,036
Societe Generale SA	105,775	5,788,933
Thales SA	7,542	956,014
Total SA1	181,198	11,388,600
Unibail-Rodamco SE	25,561	6,136,424

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
France—(concluded)
Wendel SA	1,132	170,969
Total France common stocks		83,251,343

Germany—8.32%
adidas AG1	27,436	6,742,928
Allianz SE	52,414	12,397,159
BASF SE	23,152	2,408,813
Bayerische Motoren Werke AG	37,835	4,206,567
Beiersdorf AG	21,043	2,380,767
Brenntag AG	22,640	1,296,637
Continental AG	5,315	1,415,569
Daimler AG	133,871	10,524,677
Deutsche Lufthansa AG	51,268	1,490,115
Deutsche Post AG	75,304	3,268,525
Deutsche Telekom AG	454,263	7,951,244
Evonik Industries AG	171,591	6,096,655
Fraport AG Frankfurt Airport Services Worldwide	4,216	408,005
Fresenius Medical Care AG & Co. KGaA[1]	46,682	4,736,858
Fresenius SE & Co. KGaA	16,891	1,286,322
Hannover Rueck SE	4,580	643,240
Hochtief AG	10,743	1,960,248
Muenchener Rueckversicherungs-Gesellschaft AG1	34,540	7,904,899
Osram Licht AG	13,863	796,996
SAP SE	52,807	5,867,153
United Internet AG	14,940	965,686
Volkswagen AG1	23,801	4,908,595
Vonovia SE	6,897	345,573
Wirecard AG	79,087	10,700,550
Total Germany common stocks		100,703,781

Hong Kong—2.27%
AIA Group Ltd.	136,200	1,217,246
BOC Hong Kong Holdings Ltd.	226,000	1,168,312
China Mobile Ltd.	890,000	8,478,576
CLP Holdings Ltd.	101,500	1,053,984
Galaxy Entertainment Group Ltd.	478,000	4,183,754
Hang Lung Group Ltd.	231,000	697,738
Hang Seng Bank Ltd.	79,023	2,001,645
Hong Kong Exchanges & Clearing Ltd.	14,300	463,242
Hysan Development Co. Ltd.	55,000	320,109
Sino Land Co. Ltd.	164,000	283,093

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Hung Kai Properties Ltd.	182,000	2,931,007
Swire Pacific Ltd., Class A	164,000	1,620,535
Swire Properties Ltd.	577,600	2,050,184
Wheelock & Co. Ltd.	142,000	1,053,528
Total Hong Kong common stocks		27,522,953

India—0.96%
HDFC Bank Ltd., ADR	121,494	11,640,340

Indonesia—0.12%
PT Bank Rakyat Indonesia Persero Tbk	6,254,867	1,442,175

Ireland—0.53%
Allergan PLC	41,871	6,433,479

Isle Of Man—0.19%
Genting Singapore PLC	2,591,800	2,270,716

Israel—0.39%
Bank Hapoalim B.M.	34,457	235,321
Bank Leumi Le-Israel B.M.	534,548	3,153,646
Check Point Software Technologies Ltd.*,2	14,244	1,374,688
Total Israel common stocks		4,763,655

Italy—4.28%
Assicurazioni Generali SpA	53,416	1,077,879
Enel SpA	2,286,527	14,505,088
ENI SpA[1]	1,052,557	20,575,808
Mediobanca Banca di Credito Finanziario SpA[1]	373,694	4,528,243
Prysmian SpA	80,100	2,354,702
Recordati SpA	67,584	2,410,761
Snam SpA	495,793	2,380,340
Terna Rete Elettrica Nazionale SpA	668,539	4,012,519
Total Italy common stocks		51,845,340

Japan—24.49%
ACOM Co. Ltd.	84,500	382,542
Aeon Co. Ltd.	132,300	2,643,654
Aisin Seiki Co. Ltd.	8,400	455,069
Amada Holdings Co. Ltd.	150,800	1,810,247
Astellas Pharma, Inc.	297,800	4,355,693

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Benesse Holdings, Inc.	7,700	280,459
Brother Industries Ltd.	37,300	800,069
Canon, Inc.[1]	221,700	7,626,297
Credit Saison Co. Ltd.	104,300	1,867,959
Daifuku Co. Ltd.	12,300	657,530
Daiichi Sankyo Co. Ltd.	10,300	352,522
Daikin Industries Ltd.	27,500	3,212,433
Daito Trust Construction Co. Ltd.	3,700	617,400
Daiwa Securities Group, Inc.	240,000	1,472,289
Denso Corp.	9,000	473,282
Disco Corp.	4,600	806,280
Eisai Co. Ltd.[1]	82,400	5,526,487
Electric Power Development Co. Ltd.	13,200	358,981
FANUC Corp.	35,792	7,667,020
Fast Retailing Co. Ltd.[1]	10,200	4,477,956
Fuji Electric Holdings Co. Ltd.	306,000	2,182,490
FUJIFILM Holdings Corp.	162,400	6,531,094
Fujitsu Ltd.	251,000	1,521,675
Fukuoka Financial Group, Inc.	440,000	2,355,809
Hamamatsu Photonics KK	30,300	1,167,678
Hikari Tsushin, Inc.	2,300	372,839
Hirose Electric Co. Ltd.	6,404	901,192
Hitachi High-Technologies Corp.	17,700	825,540
Honda Motor Co. Ltd.	382,000	13,135,427
Hoshizaki Corp.	3,000	278,493
Hoya Corp.	15,200	812,058
Isuzu Motors Ltd.	200,000	3,052,857
Japan Airport Terminal Co. Ltd.	5,000	204,784
Japan Exchange Group, Inc.	210,600	3,900,116
Japan Post Bank Co. Ltd.	101,000	1,371,960
Japan Post Holdings Co. Ltd.	285,500	3,469,203
Japan Real Estate Investment Corp.	100	518,086
Japan Retail Fund Investment Corp.	453	849,283
Kao Corp.	59,000	4,241,276
Kawasaki Heavy Industries Ltd.	11,200	374,439
Keikyu Corp.	26,000	476,345
Keyence Corp.	21,626	13,187,086
Kintetsu Group Holdings Co. Ltd.	19,300	784,186
Kirin Holdings Co. Ltd.	263,000	7,382,150
Koito Manufacturing Co. Ltd.	21,100	1,412,096
Konami Holdings Corp.	44,900	2,205,000

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Kose Corp.	4,300	794,625
Kubota Corp.	99,500	1,677,621
Kuraray Co. Ltd.	75,300	1,254,058
Kurita Water Industries Ltd.	70,100	2,270,101
Kyocera Corp.	28,000	1,789,009
Kyowa Hakko Kirin Co. Ltd.	29,100	629,664
Kyushu Electric Power Co., Inc.	141,900	1,758,144
Kyushu Financial Group, Inc.	252,400	1,238,013
Kyushu Railway Co.	116,500	3,728,349
LINE Corp.*	56,010	2,025,562
Lion Corp.	106,900	2,302,777
M3, Inc.	20,300	765,022
Makita Corp.	12,700	569,018
Marubeni Corp.	84,200	632,304
Marui Group Co. Ltd.	21,200	439,998
McDonald’s Holdings Co. Japan Ltd.	11,800	552,215
Mebuki Financial Group, Inc.	47,900	185,920
Medipal Holdings Corp.	52,300	1,121,983
MEIJI Holdings Co. Ltd.	34,000	2,726,813
MINEBEA MITSUMI, Inc.	48,700	974,039
Mitsubishi Corp.	85,100	2,346,679
Mitsubishi Electric Corp.	434,600	6,662,657
Mitsubishi Gas Chemical Co., Inc.	46,700	1,094,436
Mitsubishi Tanabe Pharma Corp.	73,500	1,396,006
Mitsui OSK Lines Ltd.	42,000	1,244,106
Mizuho Financial Group, Inc.	1,153,000	2,086,050
Namco Bandai Holdings, Inc.	46,600	1,576,887
Nexon Co. Ltd.*	60,600	881,815
NH Foods Ltd.	13,500	589,768
Nikon Corp.	145,200	2,526,550
Nintendo Co. Ltd.	5,900	2,479,039
Nippon Building Fund, Inc.	201	1,129,438
Nippon Electric Glass Co. Ltd.	13,000	374,634
Nippon Yusen K.K.	81,700	1,737,802
Nisshin Seifun Group, Inc.	11,600	253,474
Nitto Denko Corp.	23,600	1,754,538
Nomura Holdings, Inc.	705,400	4,062,788
Nomura Research Institute Ltd.	31,300	1,612,099
OJI Paper Corp.	124,000	872,290
Olympus Corp.	14,100	525,797
Oracle Corp. Japan	6,400	525,744

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Otsuka Corp.	21,200	982,353
Otsuka Holdings Co. Ltd.	64,200	3,356,549
Panasonic Corp.	54,600	808,470
Pola Orbis Holdings, Inc.	41,800	1,823,716
Recruit Holdings Co. Ltd.	479,392	11,053,320
Resona Holdings, Inc.	260,100	1,477,909
Rinnai Corp.	3,600	358,375
Rohm Co. Ltd.	12,200	1,130,489
Sankyo Co. Ltd.	32,200	1,128,840
Secom Co. Ltd.	74,400	5,581,768
Sega Sammy Holdings, Inc.	16,200	266,112
Sekisui Chemical Co. Ltd.	323,500	5,722,740
Seven & I Holdings Co. Ltd.	22,800	1,004,586
Shin-Etsu Chemical Co. Ltd.[1]	88,100	8,840,805
Shionogi & Co. Ltd.	68,000	3,494,635
Shiseido Co. Ltd.	46,900	3,042,919
Showa Shell Sekiyu K.K.	41,200	581,768
Sohgo Security Services Co. Ltd.	5,400	266,618
Stanley Electric Co. Ltd.	10,400	375,849
Start Today Co. Ltd.	54,700	1,579,404
SUMCO Corp.	33,200	810,894
Sumitomo Corp.	143,400	2,574,107
Sumitomo Electric Industries Ltd.	359,500	5,503,607
Sumitomo Mitsui Financial Group, Inc.	104,900	4,372,048
Sumitomo Mitsui Trust Holdings, Inc.	45,600	1,933,763
Sumitomo Rubber Industries Ltd.	85,500	1,526,832
Sundrug Co. Ltd.	12,700	653,327
Suntory Beverage & Food Ltd.	41,100	2,022,528
Suzuki Motor Corp.	8,700	467,606
Taisei Corp.[1]	37,600	2,028,367
Takashimaya Co. Ltd.	60,000	515,246
Takeda Pharmaceutical Co. Ltd.	308,300	12,982,521
The Chiba Bank Ltd.	48,000	387,284
The Hachijuni Bank Ltd.	168,300	888,788
The Kansai Electric Power Co., Inc.	65,900	922,057
THK Co. Ltd.	12,400	432,179
Tohoku Electric Power Co., Inc.	74,700	964,708
Tokio Marine Holdings, Inc.	216,400	10,213,484
Tokyo Electron Ltd.	6,100	1,171,523
Toyo Suisan Kaisha Ltd.	22,200	874,088
Toyoda Gosei Co. Ltd.	36,800	929,163

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Trend Micro, Inc.	36,700	2,194,252
UniCharm Corp.	70,200	1,973,591
USS Co. Ltd.	48,500	1,018,516
Yakult Honsha Co. Ltd.	16,200	1,154,115
Yamaha Motor Co. Ltd.	50,300	1,608,313
Yamato Holdings Co. Ltd.	14,500	372,799
Yokogawa Electric Corp.	21,500	473,423
Total Japan common stocks		296,371,517

Jersey—1.18%
Ferguson PLC	13,346	1,021,597
Glencore PLC*,1	917,691	4,420,512
Shire PLC	7,198	383,293
WPP PLC	495,133	8,496,542
Total Jersey common stocks		14,321,944

Luxembourg—0.30%
ArcelorMittal*	107,836	3,654,956

Netherlands—4.84%
Aegon N.V.	110,172	807,427
AerCap Holdings N.V.*	1,100	57,343
ASML Holding N.V.[1]	26,235	4,994,717
ASML Holding N.V., NY Registered Shares	70,869	13,355,263
CNH Industrial N.V.	295,748	3,639,045
Core Laboratories N.V.[2]	93,644	11,466,708
Ferrari N.V.[2]	8,949	1,097,835
Fiat Chrysler Automobiles N.V.*	58,226	1,293,710
Heineken N.V.	12,600	1,326,469
Koninklijke Ahold Delhaize N.V.	407,774	9,837,334
Koninklijke DSM N.V.	10,227	1,056,989
Koninklijke KPN N.V.[2]	165,550	515,230
NN Group N.V.	48,906	2,343,805
Randstad N.V.	43,351	2,790,213
STMicroelectronics N.V.	62,729	1,369,705
Unilever N.V.	33,295	1,908,754
Wolters Kluwer N.V.	11,986	648,560
Total Netherlands common stocks		58,509,107

New Zealand—0.17%
Auckland International Airport Ltd.	98,504	440,774

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Fletcher Building Ltd.[2]	229,092	1,014,654
Ryman Healthcare Ltd.[2]	81,535	606,862
Total New Zealand common stocks		2,062,290

Norway—0.63%
DNB ASA[2]	102,647	1,919,636
Norsk Hydro ASA	359,539	2,245,664
Orkla ASA	122,185	1,130,845
Statoil ASA	75,759	1,937,362
Yara International ASA	8,385	353,667
Total Norway common stocks		7,587,174

Papua New Guinea—0.33%
Oil Search Ltd.	683,005	4,018,163

Portugal—0.23%
Galp Energia, SGPS SA	32,764	628,841
Jeronimo Martins, SGPS SA	122,452	2,147,439
Total Portugal common stocks		2,776,280

Singapore—3.98%
Ascendas Real Estate Investment Trust	2,190,100	4,393,537
DBS Group Holdings Ltd.	803,700	18,543,037
Hutchison Port Holdings Trust	1,246,600	415,618
Jardine Cycle & Carriage Ltd.	11,700	301,027
Oversea-Chinese Banking Corp. Ltd.	138,500	1,430,508
Singapore Exchange Ltd.	113,200	656,449
Singapore Telecommunications Ltd.	2,295,900	6,072,870
United Overseas Bank Ltd.	682,098	15,445,570
Yangzijiang Shipbuilding Holdings Ltd.	980,500	856,214
Total Singapore common stocks		48,114,830

South Africa—0.73%
Naspers Ltd., N Shares	36,228	8,825,849

South Korea—0.79%
Amorepacific Corp.	29,213	9,504,788

Spain—4.55%
Amadeus IT Holding SA1	105,875	7,724,618
Banco Bilbao Vizcaya Argentaria SA	541,719	4,383,618

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Banco Santander SA2	838,686	5,418,684
CaixaBank SA	559,972	2,723,072
Endesa SA1	231,295	5,393,843
Iberdrola SA	1,473,713	11,385,817
Red Electrica Corp. SA	100,454	2,092,498
Repsol SA1	426,509	8,138,987
Telefonica SA	765,868	7,804,562
Total Spain common stocks		55,065,699

Sweden—3.03%
Assa Abloy AB, B Shares	12,746	267,117
Atlas Copco AB, A Shares	51,150	2,000,289
Boliden AB	59,017	2,044,917
Investor AB, B Shares	87,326	3,801,647
Kinnevik AB, B Shares	70,913	2,555,517
SKF AB, B Shares	162,216	3,284,032
Svenska Handelsbanken AB, A Shares	39,324	438,551
Tele2 AB, B Shares	122,925	1,593,344
Telefonaktiebolaget LM Ericsson, B Shares[2]	785,259	5,986,394
Telia Co. AB	2,620,508	12,902,616
Volvo AB, B Shares	104,707	1,774,403
Total Sweden common stocks		36,648,827

Switzerland—9.04%
ABB Ltd.	452,494	10,550,151
Adecco Group SA2	51,183	3,389,604
Cie Financiere Richemont SA1	64,509	6,132,139
Coca-Cola HBC AG*	76,350	2,557,787
EMS-Chemie Holding AG	2,009	1,240,844
Geberit AG	4,607	1,965,954
Julius Baer Group Ltd.*	129,217	7,668,811
Nestle SA	55,528	4,301,758
Novartis AG1	168,947	13,004,576
Pargesa Holding SA	3,932	367,995
Partners Group Holding AG1	6,409	4,674,533
Roche Holding AG	50,234	11,161,360
Schindler Holding AG	9,786	2,020,677
SGS SA	1,031	2,503,936
Sika AG1	611	4,433,555
Straumann Holding AG	1,488	1,010,095
Swiss Life Holding AG*	3,997	1,398,225

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Swiss Prime Site AG*	10,911	1,022,294
Swiss Re AG1	65,200	6,211,553
Temenos Group AG*	110,397	13,891,020
The Swatch Group AG	3,471	1,666,696
Zurich Insurance Group AG	25,894	8,271,461
Total Switzerland common stocks		109,445,024

Taiwan—0.99%
Taiwan Semiconductor Manufacturing Co. Ltd.	921,000	7,015,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,702	4,948,592
Total Taiwan common stocks		11,964,160

United Kingdom—14.39%
3i Group PLC[1]	371,769	4,798,851
Admiral Group PLC	18,308	501,024
Antofagasta PLC	85,391	1,140,902
Associated British Foods PLC	28,567	1,061,861
AstraZeneca PLC	15,726	1,100,856
Barclays PLC	1,291,717	3,682,815
Barratt Developments PLC	89,835	688,860
BP PLC	1,787,496	13,277,445
British American Tobacco PLC	22,833	1,252,332
Bunzl PLC	23,300	675,620
Burberry Group PLC	60,347	1,515,481
Carnival PLC	27,711	1,801,085
Centrica PLC	512,410	1,081,584
Compass Group PLC	50,230	1,077,572
Croda International PLC	48,791	2,984,672
Diageo PLC	9,513	339,373
G4S PLC	2,629,996	9,343,647
GlaxoSmithKline PLC	629,740	12,630,795
Hammerson PLC	207,565	1,564,706
HSBC Holdings PLC	386,742	3,850,395
IMI PLC	96,092	1,440,229
InterContinental Hotels Group PLC	23,238	1,466,118
Intertek Group PLC	14,427	970,118
John Wood Group PLC	856,692	6,677,876
Kingfisher PLC	2,192,945	9,145,523
Legal & General Group PLC	273,758	1,013,927
Lloyds Banking Group PLC	12,944,461	11,481,049
Mondi PLC	69,694	1,940,076

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
National Grid PLC	469,003	5,426,336
Next PLC	7,189	519,306
Old Mutual PLC	97,413	335,594
Pearson PLC	22,042	252,703
Persimmon PLC	24,873	929,141
Prudential PLC	13,410	344,825
Reckitt Benckiser Group PLC	130,172	10,211,730
Rio Tinto PLC	40,143	2,188,030
Rolls-Royce Holdings PLC*,4	10,314,667	14,200
Rolls-Royce Holdings PLC*,5	145,277	1,677,826
Royal Dutch Shell PLC, A Shares[1,6]	151,538	5,272,188
Royal Dutch Shell PLC, B Shares[5]	436,693	15,589,429
RSA Insurance Group PLC	53,309	481,006
Sky PLC	70,367	1,335,111
Smith & Nephew PLC	25,107	480,825
SSE PLC	326,062	6,188,196
Standard Chartered PLC	232,576	2,442,984
Standard Life Aberdeen PLC	98,256	491,544
Taylor Wimpey PLC	509,721	1,342,368
Tesco PLC[1]	5,711,138	18,498,009
The British Land Co. PLC	36,836	340,177
The Sage Group PLC	21,555	187,478
Vodafone Group PLC	354,991	1,035,938
Total United Kingdom common stocks		174,089,736
Total common stocks (cost—$1,217,746,060)		1,352,383,284

Preferred stocks—0.65%
Germany—0.65%
Bayerische Motoren Werke AG	7,036	679,314
FUCHS PETROLUB SE	5,881	315,780
Henkel AG & Co. KGaA Vorzug	11,220	1,425,891

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Porsche Automobil Holding SE1	63,640	5,407,432
Total preferred stocks (cost—$6,616,101)		7,828,417

Number of Rights
Right—0.00%†
New Zealand—0.00%†
Fletcher Building Ltd.* (cost—$0)	51,366	54,024

	Number of Shares
Short-term investment—0.77%
Investment companies—0.77%
State Street Institutional U.S. Government Money Market Fund (cost—$9,271,927)	9,271,927	9,271,927

Investment of cash collateral from securities loaned—3.63%
Money market fund—3.63%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$43,927,484)	43,927,484	43,927,484
Total investments before investments sold short (cost—$1,277,561,572)[7]—116.80%		1,413,465,136

Investments sold short—(13.50)%
Common stocks—(13.50)%
Australia—(1.27)%
AusNet Services	(812,319)	(1,048,609)
Bendigo & Adelaide Bank Ltd.	(24,564)	(195,510)
Challenger Ltd.	(182,345)	(1,474,253)
Domino’s Pizza Enterprises Ltd.	(26,200)	(829,417)
Fortescue Metals Group Ltd.	(311,819)	(1,057,959)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Goodman Group	(116,664)	(793,728)
Scentre Group	(792,000)	(2,393,828)
Tabcorp Holdings Ltd.	(453,093)	(1,489,926)
Telstra Corp. Ltd.	(599,979)	(1,426,523)
TPG Telecom Ltd.	(253,456)	(1,063,140)
Treasury Wine Estates Ltd.	(46,974)	(670,976)
Vicinity Centres	(322,466)	(590,427)
Westfield Corp.	(300,315)	(2,075,230)
Woodside Petroleum Ltd.	(11,188)	(271,124)
		(15,380,650)
Cayman Islands—(0.18)%
ASM Pacific Technology Ltd.	(26,200)	(359,027)
MGM China Holdings Ltd.	(659,200)	(1,807,771)
		(2,166,798)
Denmark—(0.29)%
Carlsberg A/S, Class B	(7,393)	(826,772)
Chr Hansen Holding A/S	(14,616)	(1,324,925)
Coloplast A/S	(12,328)	(1,044,349)
ISS A/S	(8,341)	(290,885)
		(3,486,931)
Finland—(0.15)%
Neste Oyj	(13,151)	(1,107,400)
Nokia Oyj	(114,665)	(688,014)
		(1,795,414)
France—(1.43)%
Accor SA	(114,682)	(6,482,040)
Air Liquide SA	(15,608)	(2,028,670)
Bollore SA	(331,507)	(1,647,630)
Carrefour SA	(96,767)	(1,985,407)
Casino Guichard Perrachon SA	(25,246)	(1,309,550)
Iliad SA	(3,859)	(772,970)
JCDecaux SA	(39,686)	(1,422,191)
Suez	(21,099)	(304,281)
Ubisoft Entertainment SA	(5,054)	(482,900)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Veolia Environnement SA	(37,507)	(887,363)
		(17,323,002)
Germany—(1.19)%
Daimler AG	(53,841)	(4,232,874)
Deutsche Telekom AG	(101,754)	(1,781,063)
Deutsche Wohnen AG	(32,340)	(1,526,273)
GEA Group AG	(30,566)	(1,193,392)
KION Group AG	(13,583)	(1,132,207)
LANXESS AG	(24,449)	(1,811,042)
RWE AG	(78,313)	(1,871,816)
Symrise AG	(5,173)	(418,143)
Telefonica Deutschland Holding AG	(97,344)	(464,576)
		(14,431,386)
Hong Kong—(0.68)%
MTR Corp. Ltd.	(535,159)	(3,006,930)
New World Development Co. Ltd.	(1,011,977)	(1,484,085)
SJM Holdings Ltd.	(502,000)	(502,817)
The Bank of East Asia Ltd.	(75,797)	(332,830)
Wharf Holdings Ltd.	(884,000)	(2,940,940)
		(8,267,602)
Ireland—(0.08)%
Kerry Group PLC, Class A	(6,304)	(642,631)
Paddy Power Betfair PLC	(2,613)	(258,585)
		(901,216)
Japan—(5.27)%
AEON Financial Service Co. Ltd.	(26,800)	(627,766)
Calbee, Inc.	(19,400)	(653,295)
Casio Computer Co. Ltd.	(27,100)	(403,663)
Coca-Cola Bottlers Japan, Inc.	(9,400)	(404,289)
Daicel Corp.	(133,400)	(1,539,202)
Daiwa House Industry Co. Ltd.	(19,900)	(727,569)
DeNA Co. Ltd.	(62,900)	(1,198,852)
Hitachi Metals Ltd.	(88,800)	(1,014,837)
Idemitsu Kosan Co. Ltd.	(46,300)	(1,808,751)
Iida Group Holdings Co. Ltd.	(91,800)	(1,789,584)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Inpex Corp.	(279,000)	(3,566,681)
Japan Airlines Co. Ltd.	(22,100)	(872,164)
Japan Tobacco, Inc.	(131,600)	(3,537,565)
JFE Holdings, Inc.	(16,500)	(338,619)
JGC Corp.	(141,100)	(3,458,213)
JXTG Holdings, Inc.	(265,100)	(1,728,124)
Kakaku.com, Inc.	(25,400)	(484,235)
Kansai Paint Co. Ltd.	(47,100)	(1,058,324)
Maruichi Steel Tube Ltd.	(35,500)	(1,211,689)
Mitsubishi Chemical Holdings Corp.	(41,900)	(396,357)
Mitsubishi Heavy Industries Ltd.	(21,900)	(865,745)
Mitsubishi Materials Corp.	(19,400)	(590,482)
Mixi, Inc.	(31,200)	(1,025,446)
Murata Manufacturing Co. Ltd.	(5,200)	(656,481)
NEC Corp.	(13,100)	(359,072)
Nippon Paint Holdings Co. Ltd.	(11,900)	(485,749)
Nippon Prologis REIT, Inc.	(131)	(276,091)
Nissan Motor Co. Ltd.	(265,100)	(2,788,976)
Nomura Real Estate Holdings, Inc.	(50,700)	(1,254,643)
Park24 Co. Ltd.	(65,400)	(1,852,601)
Rakuten, Inc.	(94,500)	(671,571)
SBI Holdings Inc/Japan	(32,200)	(811,932)
Seiko Epson Corp.	(44,500)	(836,458)
Seven Bank Ltd.	(114,500)	(384,429)
Shimamura Co. Ltd.	(3,700)	(430,581)
SoftBank Group Corp.	(57,300)	(4,378,218)
Sony Corp.	(37,000)	(1,728,126)
Sumitomo Dainippon Pharma Co. Ltd.	(42,500)	(772,939)
Sumitomo Realty & Development Co. Ltd.	(12,000)	(476,679)
Suruga Bank Ltd.	(56,100)	(759,955)
T&D Holdings, Inc.	(187,800)	(3,189,592)
TDK Corp.	(33,600)	(2,895,944)
Teijin Ltd.	(40,300)	(757,674)
The Bank of Kyoto Ltd.	(11,000)	(661,271)
The Chugoku Electric Power Co Inc.	(21,100)	(263,971)
Tokyu Corp.	(27,000)	(453,230)
Yahoo Japan Corp.	(996,200)	(4,094,062)
Yamada Denki Co. Ltd.	(452,600)	(2,367,314)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Yamaguchi Financial Group, Inc.	(72,000)	(899,390)
		(63,808,401)
Luxembourg—(0.21)%
Tenaris SA	(104,583)	(1,960,015)
Millicom International Cellular SA	(8,126)	(538,255)
		(2,498,270)
Mauritius—(0.06)%
Golden Agri-Resources Ltd.	(2,799,400)	(725,847)

Netherlands—(0.22)%
EXOR N.V.	(17,895)	(1,325,727)
Koninklijke Ahold Delhaize N.V.	(31,784)	(766,773)
Koninklijke Vopak N.V.	(11,261)	(555,338)
AerCap Holdings N.V.	(1,100)	(57,343)
		(2,705,181)
New Zealand—(0.02)%
Mercury NZ Ltd.	(117,778)	(263,571)

Norway—(0.07)%
Marine Harvest ASA	(36,705)	(798,989)

Portugal—(0.25)%
EDP - Energias de Portugal SA	(826,299)	(3,065,538)

Singapore—(0.39)%
CapitaLand Mall Trust	(1,037,900)	(1,639,017)
Keppel Corp. Ltd.	(235,600)	(1,444,973)
Sembcorp Industries Ltd.	(332,900)	(766,809)
Suntec Real Estate Investment Trust	(591,900)	(870,037)
		(4,720,836)
Spain—(0.48)%
Ferrovial SA	(119,206)	(2,546,139)
Grifols SA	(84,313)	(2,363,946)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Spain—(concluded)
Telefonica SA	(84,282)	(858,874)
		(5,768,959)
Sweden—(0.26)%
Essity AB, B Shares	(28,390)	(720,117)
Getinge AB	(34,992)	(326,022)
Hennes & Mauritz AB, B Shares	(42,939)	(737,880)
Lundin Petroleum AB	(25,253)	(696,148)
Nordea Bank AB	(24,412)	(248,286)
Skanska AB	(18,048)	(351,495)
		(3,079,948)
Switzerland—(0.89)%
Clariant AG	(29,350)	(677,553)
Dufry AG	(25,008)	(3,537,078)
Lonza Group AG	(4,094)	(1,000,294)
Vifor Pharma AG	(35,535)	(5,607,823)
		(10,822,748)
United Kingdom—(0.11)%
Babcock International Group PLC	(26,206)	(264,515)
Cobham PLC	(259,776)	(410,283)
Whitbread PLC	(11,612)	(683,217)
		(1,358,015)
Total investments sold short (proceeds—$159,742,040)		(163,369,302)
Liabilities in excess of other assets—(3.30)%		(39,914,611)
Net assets—100.00%		$1,210,181,223

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	97,644,473	1,254,724,611	14,200	1,352,383,284
Preferred stocks	—	7,828,417	—	7,828,417
Right	—	54,024	—	54,024
Short-term investment	—	9,271,927	—	9,271,927
Investment of cash collateral from securities loaned	—	43,927,484	—	43,927,484
Total	97,644,473	1,315,806,463	14,200	1,413,465,136

Liabilities
Investments sold short	(57,343)	(163,311,959)	—	(163,369,302)

At April 30, 2018, $1,262,553,028 of foreign investments and $(163,311,959) of foreign investments sold short were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2018:

	Common Stocks ($)	Total ($)
Beginning balance	—	—
Purchases	14,368	14,368
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	(168)	(168)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	14,200	14,200

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018, was $(168).

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.005%.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                 Security is traded on the London Exchange.

6                 Security is traded on the Amsterdam Exchange.

7                 Includes $76,864,528 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $26,463,876 and cash collateral of $54,104,778 of which $9,720,726 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Common stocks
Aerospace & defense	1.02%
Airlines	0.23
Auto components	0.83
Automobiles	3.14
Banks	15.79
Beverages	1.17
Capital markets	0.56
Chemicals	1.64
Construction & engineering	0.93
Construction materials	0.41
Consumer finance	0.44
Diversified consumer services	1.10
Diversified financial services	0.52
Diversified telecommunication services	0.71
Electric utilities	1.44
Electronic equipment, instruments & components	1.53
Equity real estate investment trusts	0.66
Food & staples retailing	2.24
Food products	2.04
Gas utilities	0.05
Health care providers & services	0.49
Hotels, restaurants & leisure	2.80
Household durables	1.32
Household products	0.60
Independent power and renewable electricity producers	0.72
Industrial conglomerates	1.04
Insurance	3.85
Internet software & services	8.67
IT services	1.46
Machinery	0.23
Media	1.65
Metals & mining	3.40
Multi-utilities	0.28
Multiline retail	0.74
Oil, gas & consumable fuels	4.94
Paper & forest products	1.24
Personal products	0.69
Pharmaceuticals	2.36
Real estate management & development	0.64
Semiconductors & semiconductor equipment	5.06
Software	0.74
Specialty retail	0.78
Technology hardware, storage & peripherals	6.08
Textiles, apparel & luxury goods	0.69
Thrifts & mortgage finance	2.74
Transportation infrastructure	1.71
Wireless telecommunication services	3.42
Total common stocks	94.79
Preferred stocks
Banks	2.18
Insurance	0.20
Metals & mining	0.07
Oil, gas & consumable fuels	0.71
Total preferred stocks	3.16
Investment company	0.78
Short-term investment
Investment companies	1.76
Investment of cash collateral from securities loaned	1.43
Total investments	101.92
Liabilities in excess of other assets	(1.92)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—94.79%
Argentina—0.48%
Grupo Financiero Galicia SA, ADR	15,870	1,014,410
YPF SA, ADR	58,721	1,285,403
Total Argentina common stocks		2,299,813

Bermuda—1.88%
Brilliance China Automotive Holdings Ltd.	802,000	1,427,974
Credicorp Ltd.	17,700	4,115,073
Haier Electronics Group Co. Ltd.	646,000	2,235,013
Kunlun Energy Co. Ltd.	1,510,000	1,292,886
Total Bermuda common stocks		9,070,946

Brazil—6.55%
AMBEV SA	303,500	2,021,196
AMBEV SA, ADR	268,046	1,774,464
B3 SA - Brasil Bolsa Balcao	247,400	1,786,715
Banco Santander Brasil SA	126,900	1,380,498
Companhia de Concessoes Rodoviarias (CCR)	581,545	1,985,407
Duratex SA	269,200	822,231
Embraer SA, ADR	194,949	4,916,614
Hypera SA	221,500	1,991,679
Itau Unibanco Holdings SA, ADR	152,441	2,214,968
Itausa - Investimentos Itau SA*	14,591	56,228
Kroton Educacional SA	553,900	2,215,157
Lojas Renner SA	127,300	1,184,989
Raia Drogasil SA	79,600	1,562,825
Suzano Papel e Celulose SA	367,800	4,310,878
TIM Participacoes SA	277,500	1,263,452
Vale SA	156,056	2,168,088
Total Brazil common stocks		31,655,389

Cayman Islands—13.44%
58.com, Inc., ADR*	19,163	1,674,655
Agile Group Holdings Ltd.	962,000	1,897,634
Alibaba Group Holding Ltd., ADR*,1	73,804	13,176,966
Anta Sports Products Ltd.	233,000	1,329,543
Autohome, Inc., ADR	9,256	902,923
China Lodging Group Ltd., ADR	10,019	1,399,254
China Medical System Holdings Ltd.	769,000	1,883,108
China State Construction International Holdings Ltd.	1,687,750	2,195,007
Ctrip.com International Ltd., ADR*	24,130	986,917
Hengan International Group Co. Ltd.	150,500	1,338,448

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Kingdee International Software Group Co. Ltd.*	1,330,000	1,291,110
Momo, Inc., ADR*	49,101	1,713,625
NetEase, Inc., ADR	7,568	1,945,506
Sands China Ltd.	276,400	1,597,420
Shenzhou International Group Holdings Ltd.	185,000	2,019,504
Shimao Property Holdings Ltd.	456,500	1,207,472
TAL Education Group, ADR	34,120	1,242,650
Tencent Holdings Ltd.	372,000	18,288,592
Tingyi Cayman Islands Holding Corp.	1,368,000	2,592,636
Tongda Group Holdings Ltd.[1]	5,950,000	1,317,804
WH Group Ltd.[2]	3,078,500	3,187,094
YY, Inc., ADR*	18,429	1,776,371
Total Cayman Islands common stocks		64,964,239

Chile—0.29%
Sociedad Quimica y Minera de Chile SA, ADR[1]	25,286	1,387,949

China—10.12%
Agricultural Bank of China Ltd., Class H	3,274,000	1,845,920
Anhui Conch Cement Co. Ltd., Class H	317,500	1,981,669
Bank of China Ltd., Class H	4,428,000	2,403,656
China Construction Bank Corp., Class H	9,382,000	9,829,132
China Huarong Asset Management Co. Ltd., Class H2	2,613,000	899,938
China Longyuan Power Group Corp., Class H	954,364	937,396
China Merchants Bank Co. Ltd., Class H	631,500	2,753,591
China Pacific Insurance Group Co. Ltd., Class H	199,600	880,770
China Shenhua Energy Co. Ltd., Class H	592,500	1,453,318
Dongfeng Motor Group Co. Ltd., Class H	2,542,000	2,811,030
Guangzhou Automobile Group Co. Ltd. Class H	500,000	915,857
Industrial & Commercial Bank of China Ltd., Class H	2,450,000	2,150,809
Jiangsu Expressway Co. Ltd., Class H	860,000	1,179,166
Jiangsu Hengrui Medicine Co. Ltd., Class A	145,696	1,906,202
Kweichow Moutai Co. Ltd., Class A	18,000	1,870,881
Midea Group Co. Ltd., Class A	300,700	2,440,368
New Oriental Education & Technology Group, Inc., ADR	20,728	1,862,204
Ping An Insurance (Group) Co. of China Ltd., Class H	834,000	8,149,347
SAIC Motor Corp. Ltd., Class A	159,897	802,055
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,440,000	956,173

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
China—(concluded)
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H2	191,049	907,227
Total China common stocks		48,936,709

Greece—0.15%
OPAP SA	60,961	729,420

Hong Kong—3.57%
China Mobile Ltd.	611,000	5,820,685
China Resources Power Holdings Co. Ltd.	1,320,911	2,533,655
CITIC Ltd.	792,000	1,207,800
CNOOC Ltd.	1,837,000	3,107,677
CSPC Pharmaceutical Group Ltd.	1,794,000	4,569,423
Total Hong Kong common stocks		17,239,240

Hungary—0.91%
OTP Bank Nyrt	100,919	4,400,407

India—12.08%
Asian Paints Ltd.	64,384	1,156,401
Bajaj Auto Ltd.	63,682	2,806,157
Bajaj Finance Ltd.	75,117	2,137,542
Bharat Forge Ltd.	97,549	1,127,576
Britannia Industries Ltd.	14,199	1,172,012
Dewan Housing Finance Corp. Ltd.	137,724	1,313,663
HCL Technologies Ltd.	190,017	2,990,115
HDFC Bank Ltd.	75,981	2,204,889
HDFC Standard Life Insurance Co. Ltd.[2]	214,997	1,662,290
Hindustan Petroleum Corp. Ltd.	200,893	912,963
Hindustan Unilever Ltd.	67,543	1,521,304
Housing Development Finance Corp.	299,915	8,446,082
Indiabulls Housing Finance Ltd.	178,953	3,487,406
IndusInd Bank Ltd.	42,056	1,190,763
Infosys Ltd.	144,669	2,592,801
JSW Steel Ltd.	306,600	1,483,855
Jubilant Foodworks Ltd.	38,848	1,469,765
Larsen & Toubro Ltd.	71,696	1,500,169
Lupin Ltd.	175,056	2,122,279
Mahindra & Mahindra Ltd.	127,734	1,664,946
Maruti Suzuki India Ltd.	36,184	4,761,410
MRF Ltd.	2,419	2,888,571

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
India—(concluded)
NIIT Technologies Ltd.	75,004	1,298,831
Power Grid Corp. of India Ltd.	501,653	1,558,248
Tech Mahindra Ltd.	147,459	1,475,273
Vedanta Ltd.	487,096	2,162,120
Zee Entertainment Enterprises Ltd.	145,487	1,278,946
Total India common stocks		58,386,377

Indonesia—1.98%
PT Bank Mandiri (Persero) Tbk	2,290,100	1,160,060
PT Bank Rakyat Indonesia (Persero) Tbk	18,461,100	4,256,547
PT Perusahaan Gas Negara	1,569,112	222,114
Telekomunikasi Indonesia Persero Tbk PT	9,324,800	2,544,499
Unilever Indonesia Tbk PT	411,500	1,367,685
Total Indonesia common stocks		9,550,905

Malaysia—2.75%
AirAsia Group Berhad[3]	1,130,800	1,104,698
AMMB Holdings Berhad	1,213,700	1,198,718
Genting Malaysia Berhad	1,676,600	2,182,887
Malayan Banking Berhad	1,392,658	3,817,925
Public Bank Berhad	258,700	1,565,386
Tenaga Nasional Berhad	848,200	3,415,425
Total Malaysia common stocks		13,285,039

Mexico—2.48%
Fibra Uno Administracion SA de C.V.	1,930,548	3,196,926
Grupo Aeroportuario del Pacifico SAB de C.V.	231,366	2,403,468
Grupo Financiero Banorte SAB de C.V., Series O	799,653	5,000,918
Wal-Mart de Mexico SAB de C.V.	491,339	1,366,141
Total Mexico common stocks		11,967,453

Netherlands—0.51%
Yandex N.V.*	73,428	2,449,558

Philippines—0.28%
PLDT, Inc., ADR[1]	49,792	1,368,782

Poland—0.25%
Powszechna Kasa Oszczednosci Bank Polski SA*	103,162	1,224,755

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Qatar—0.51%
Qatar Electricity & Water Co.	24,592	1,335,428
Qatar National Bank	27,924	1,155,825
Total Qatar common stocks		2,491,253

Romania—0.11%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	55,437	537,739

Russia—2.73%
Gazprom PAO, ADR[4]	790,658	3,605,400
Gazprom PAO, ADR[5]	345,340	1,593,568
Lukoil PJSC, ADR[4]	22,630	1,508,419
Lukoil PJSC, ADR[5]	27,382	1,804,200
MMC Norilsk Nickel PJSC, ADR	38,331	658,748
MMC Norilsk Nickel PJSC, ADR[1]	95,055	1,619,737
Mobile TeleSystems, ADR	142,486	1,496,103
Severstal PJSC, GDR	57,325	912,366
Total Russia common stocks		13,198,541

South Africa—5.05%
Bid Corp. Ltd.	90,804	2,087,422
Capitec Bank Holdings Ltd.[1]	29,588	2,106,488
FirstRand Ltd.	467,448	2,503,430
Mr Price Group Ltd.	78,799	1,729,153
Naspers Ltd., N Shares	27,445	6,686,138
Rand Merchant Investment Holdings Ltd.	447,744	1,482,814
Sappi Ltd.	135,575	865,195
Sasol Ltd.	50,801	1,816,002
The Bidvest Group Ltd.	141,217	2,766,320
Woolworths Holdings Ltd.	461,270	2,370,528
Total South Africa common stocks		24,413,490

South Korea—12.21%
DB Insurance Co. Ltd.	14,183	832,542
Doosan Infracore Co. Ltd.*,1	118,629	1,128,759
Douzone Bizon Co. Ltd.	21,048	968,117
Hanwha Life Insurance Co. Ltd.	142,875	830,247
Hyundai Marine & Fire Insurance Co. Ltd.	24,362	870,383
Industrial Bank of Korea	85,763	1,344,920
Kangwon Land, Inc.	58,658	1,582,385
KB Financial Group, Inc.	29,033	1,649,512
Korea Electric Power Corp. (KEPCO)	56,443	1,974,475

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Korea Zinc Co. Ltd.	5,416	2,192,005
LG Chem Ltd.	5,796	1,940,088
LG Electronics, Inc.	17,942	1,701,239
LG Uplus Corp.	76,823	879,493
POSCO	6,331	2,181,414
Samsung Electronics Co. Ltd.	9,478	23,492,233
Samsung Fire & Marine Insurance Co. Ltd.	4,365	1,089,896
Samsung SDI Co. Ltd.	14,985	2,551,641
Shinhan Financial Group Co. Ltd.	77,727	3,460,924
Shinsegae, Inc.	5,354	2,078,066
SK Hynix, Inc.	33,999	2,673,817
SK Telecom Co. Ltd.	16,774	3,583,982
Total South Korea common stocks		59,006,138

Taiwan—8.90%
Asustek Computer, Inc.	157,000	1,467,263
Catcher Technology Co. Ltd.	139,000	1,541,534
Cathay Financial Holding Co. Ltd.	759,000	1,361,460
Chinatrust Financial Holding Co. Ltd.	2,198,934	1,568,198
Compal Electronics, Inc.	373,397	243,213
E Ink Holdings, Inc.	821,000	908,432
Far EasTone Telecommunications Co. Ltd.	381,000	1,008,022
Formosa Chemicals & Fibre Corp.	353,000	1,296,975
Gigabyte Technology Co. Ltd.	550,000	1,202,626
Mega Financial Holding Co. Ltd.	2,142,118	1,891,077
Nan Ya Plastics Corp.	443,000	1,213,370
Nanya Technology Corp.	612,000	1,905,082
Novatek Microelectronics Corp.	318,000	1,334,814
Quanta Computer, Inc.	272,000	494,529
Shin Kong Financial Holding Co. Ltd.	3,630,000	1,475,311
Synnex Technology International Corp.	686,000	985,233
Taiwan Mobile Co. Ltd.	110,000	406,219
Taiwan Semiconductor Manufacturing Co. Ltd.	1,453,156	11,069,180
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	194,962	7,496,289
Tripod Technology Corp.	261,000	789,498
Uni-President Enterprises Corp.	638,000	1,535,452
Unimicron Technology Corp.	1,519,000	853,626

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Taiwan—(concluded)
Wistron Corp.	1,217,011	967,771
Total Taiwan common stocks		43,015,174

Thailand—4.33%
Advanced Info Service PCL	237,600	1,564,402
Airports of Thailand PCL	1,196,300	2,700,772
Bangkok Dusit Medical Services PCL	1,764,700	1,257,085
Beauty Community PCL, NVDR[1]	2,755,900	2,024,984
Bumrungrad Hospital PCL	182,600	1,096,308
CP ALL PCL	1,049,800	2,893,935
IRPC PCL	4,025,400	895,781
Kasikornbank Public Co. Ltd., NVDR	352,500	2,173,722
PTT Exploration and Production PCL, NVDR	516,900	2,190,486
PTT PCL, NVDR	1,049,000	1,870,719
Thai Union Group PCL	2,431,500	1,386,787
Thanachart Capital PCL	528,700	897,771
Total Thailand common stocks		20,952,752

Turkey—1.70%
BIM Birlesik Magazalar A.S.	49,452	840,222
Eregli Demir ve Celik Fabrikalari TAS	655,458	1,636,178
Koc Holding A.S.	304,903	1,030,074
Tekfen Holding A.S.	210,269	795,708
Turkiye Garanti Bankasi A.S.	997,074	2,257,804
Turkiye Halk Bankasi A.S.	818,099	1,673,823
Total Turkey common stocks		8,233,809

United Arab Emirates—0.49%
First Abu Dhabi Bank PJSC	705,516	2,378,138

United States—1.04%
Southern Copper Corp.[1]	27,285	1,440,921
Yum China Holdings, Inc.	83,671	3,577,772
Total United States common stocks		5,018,693
Total common stocks (cost—$389,140,445)		458,162,708

Preferred stocks—3.16%
Brazil—3.09%
Itau Unibanco Holding SA	402,483	5,860,544

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Itausa - Investimentos Itau SA	1,211,800	4,707,867
Petroleo Brasileiro SA, ADR*	521,400	3,418,748
Sul America SA	156,800	967,691
Total Brazil preferred stocks		14,954,850

India—0.07%
Vedanta Ltd.
7.500%, due 10/28/18	2,205,616	331,908

Total preferred stocks (cost—$11,766,465)		15,286,758

Investment company—0.78%
iShares MSCI Emerging Markets Index Fund[1] (cost—$4,138,430)	80,458	3,775,089

Short-term investment—1.76%
Investment companies—1.76%
State Street Institutional U.S. Government Money Market Fund (cost—$8,508,108)	8,508,108	8,508,108

Investment of cash collateral from securities loaned—1.43%
Money market fund—1.43%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$6,920,601)	6,920,601	6,920,601
Total investments (cost—$420,474,049)[6]—101.92%		492,653,264
Liabilities in excess of other assets—(1.92)%		(9,291,286)
Net assets—100.00%		$483,361,978

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2018 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	110,484,743	347,677,965	—	458,162,708
Preferred stocks	14,954,850	331,908	—	15,286,758
Investment company	3,775,089	—	—	3,775,089
Short-term investment	—	8,508,108	—	8,508,108
Investment of cash collateral from securities loaned	—	6,920,601	—	6,920,601
Total	129,214,682	363,438,582	—	492,653,264

At April 30, 2018, $348,009,873 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                 Illiquid investment at the period end.

4                 Security is traded on the Turquoise Exchange.

5                 Security is traded on the over-the-counter (“OTC”) market.

6                 Includes $26,778,522 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $20,606,680 and cash collateral of $6,920,601.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Common stocks
Apartments	8.76%
Diversified	22.29
Health care	6.12
Hotels	4.97
Hotels & motels	3.31
Office property	12.39
Real estate management/service	8.13
Real estate operations/development	15.41
Regional malls	7.70
Shopping centers	2.50
Storage	2.97
Warehouse/industrial	4.09
Total common stocks	98.64
Investment of cash collateral from securities loaned	1.05
Total investments	99.69
Other assets in excess of liabilities	0.31
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—98.64%
Australia—3.92%
Dexus	469,196	3,336,708
The GPT Group	555,900	2,015,755
Total Australia common stocks		5,352,463

Bermuda—2.43%
Hongkong Land Holdings Ltd.	458,300	3,312,242

Cayman Islands—2.57%
Soho China Ltd.	2,369,200	1,216,551
Wharf Real Estate Investment Co. Ltd.	304,856	2,285,733
Total Cayman Islands common stocks		3,502,284

France—1.47%
Gecina SA	11,600	2,010,863

Germany—2.51%
Alstria Office REIT-AG	87,192	1,311,733
Vonovia SE	42,215	2,115,175
Total Germany common stocks		3,426,908

Hong Kong—0.54%
Hysan Development Co. Ltd.	127,300	740,908

Japan—13.39%
Hulic Reit, Inc.	411	634,349
Leopalace21 Corp.	367,717	3,189,182
Mitsubishi Estate Co. Ltd.	338,389	6,183,226
Mitsui Fudosan Co. Ltd.	294,200	7,536,061
Nippon Accommodations Fund, Inc.	165	738,118
Total Japan common stocks		18,280,936

Luxembourg—1.06%
Grand City Properties SA	59,800	1,440,690

Netherlands—0.75%
Eurocommercial Properties N.V.	24,400	1,022,636

Singapore—2.98%
CapitaLand Commercial Trust	1,006,600	1,375,214

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
City Developments Ltd.	282,800	2,687,420
Total Singapore common stocks		4,062,634

Spain—4.04%
Inmobiliaria Colonial Socimi SA	124,900	1,451,327
Merlin Properties Socimi SA	263,500	4,065,754
Total Spain common stocks		5,517,081

United Kingdom—10.98%
Capital & Counties Properties PLC	329,500	1,304,091
Great Portland Estates PLC	450,792	4,343,789
Hammerson PLC	192,685	1,452,535
Land Securities Group PLC	503,100	6,829,674
Tritax Big Box REIT PLC	511,300	1,053,679
Total United Kingdom common stocks		14,983,768

United States—52.00%
American Homes 4 Rent, Class A	138,700	2,801,740
AvalonBay Communities, Inc.	16,600	2,705,800
Crown Castle International Corp.	4,500	453,915
CubeSmart	23,400	688,896
DCT Industrial Trust, Inc.	14,100	924,537
DDR Corp.	263,700	1,911,825
Duke Realty Corp.	108,300	2,934,930
Empire State Realty Trust, Inc., Class A	77,500	1,350,050
Equinix, Inc.	8,300	3,492,557
Equity Residential	22,300	1,376,133
Essex Property Trust, Inc.	9,900	2,372,931
Extended Stay America, Inc.	93,100	1,822,898
Federal Realty Investment Trust	13,000	1,506,050
Gramercy Property Trust	94,700	2,225,450
HCP, Inc.	137,100	3,202,656
Hudson Pacific Properties, Inc.	101,400	3,333,018
Kilroy Realty Corp.	44,400	3,182,148
MGM Growth Properties LLC, Class A1	50,800	1,420,876
Mid-America Apartment Communities, Inc.	52,000	4,755,920
Park Hotels & Resorts, Inc.	119,222	3,431,209
Physicians Realty Trust	112,700	1,683,738
Piedmont Office Realty Trust, Inc., Class A	73,000	1,308,160
Prologis, Inc.	17,400	1,129,434
Public Storage	16,700	3,369,726

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
QTS Realty Trust, Inc., Class A	7,200	254,808
RLJ Lodging Trust	92,600	1,923,302
Simon Property Group, Inc.	66,291	10,363,935
Taubman Centers, Inc.	2,500	139,950
Ventas, Inc.	63,300	3,254,886
Welltower, Inc.	4,000	213,720
Weyerhaeuser Co.	38,800	1,427,064
Total United States common stocks		70,962,262
Total common stocks (cost—$134,897,061)		134,615,675

Investment of cash collateral from securities loaned—1.05%
Money market fund—1.05%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,433,322)	1,433,322	1,433,322
Total investments (cost—$136,330,383)[2]—99.69%		136,048,997
Other assets in excess of liabilities—0.31%		426,019
Net assets—100.00%		$136,475,016

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	70,962,262	63,653,413	—	134,615,675
Investment of cash collateral from securities loaned	—	1,433,322	—	1,433,322
Total	70,962,262	65,086,735	—	136,048,997

At April 30, 2018, $63,653,413 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2018 (unaudited)

Portfolio footnotes

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $1,406,667 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,433,322.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Common stocks
Aerospace & defense	1.27%
Air freight & logistics	0.80
Airlines	0.73
Auto components	0.07
Automobiles	0.03
Banks	3.08
Beverages	1.15
Biotechnology	0.32
Building products	0.14
Capital markets	0.78
Chemicals	1.84
Commercial services & supplies	0.74
Communications equipment	0.47
Construction & engineering	0.28
Construction materials	0.11
Consumer finance	0.13
Containers & packaging	0.08
Diversified financial services	0.46
Diversified telecommunication services	0.25
Electric utilities	0.86
Electrical equipment	0.11
Electronic equipment, instruments & components	0.65
Energy equipment & services	0.45
Energy-exploration & production	0.03
Equity real estate investment trusts	2.03
Food & staples retailing	0.30
Food products	0.51
Gas utilities	0.04
Health care equipment & supplies	2.05
Health care providers & services	1.46
Hotels, restaurants & leisure	1.83
Household durables	1.43
Independent power and renewable electricity producers	0.22
Industrial conglomerates	0.01
Insurance	0.49
Internet & catalog retail	0.18
Internet & Direct Marketing Retail	0.31
Internet software & services	1.34
IT services	1.54
Leisure products	0.04
Life sciences tools & services	0.03

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Common stocks—(concluded)
Machinery	0.75%
Media	0.74
Metals & mining	0.76
Mortgage Real estate investment trust	0.39
Multi-utilities	0.04
Multiline retail	0.10
Oil, gas & consumable fuels	3.60
Paper & forest products	0.88
Personal products	0.47
Pharmaceuticals	0.15
Professional services	0.64
Real estate management & development	0.27
Road & rail	1.55
Semiconductors & semiconductor equipment	1.36
Software	1.15
Specialty retail	0.75
Technology hardware, storage & peripherals	0.33
Textiles, apparel & luxury goods	0.88
Thrifts & mortgage finance	0.03
Tobacco	0.07
Trading companies & distributors	0.86
Transportation infrastructure	0.54
Wireless telecommunication services	0.20
Total common stocks	45.15
Preferred stocks	0.17
Investment companies	10.65
US government obligations	3.83
Corporate notes
Banks	0.06
Oil & gas	0.13
Real estate	0.06
Total corporate notes	0.25

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Non-US government obligations	4.10%
Certificates of deposit	2.59
Time deposits	5.74
Short-term US government obligations	11.61
Short-term investment
Investment companies	20.08
Options purchased
Call options	0.27
Put options	0.06
Total options purchased	0.33
Swaptions purchased
Call swaption	0.03
Put swaptions	0.71
Total swaptions purchased	0.74
Foreign exchange options purchased
Call option	0.01
Put options	0.05
Total foreign exchange options purchased	0.06

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Investments sold short
Common stocks
Aerospace & defense	(0.24)%
Airlines	(0.10)
Auto components	(0.14)
Automobiles	(0.23)
Banks	(0.21)
Beverages	(0.03)
Biotechnology	(0.82)
Building products	(0.16)
Capital markets	(1.04)
Chemicals	(0.45)
Commercial services & supplies	(0.16)
Communications equipment	(0.16)
Construction & engineering	(0.07)
Diversified consumer services	(0.02)
Diversified financial services	(0.02)
Diversified telecommunication services	(0.61)
Electric utilities	(0.23)
Electrical equipment	(0.04)
Energy equipment & services	(0.36)
Equity real estate investment trusts	(0.32)
Food & staples retailing	(0.22)
Food products	(0.19)
Health care providers & services	(0.10)
Health care technology	(0.08)
Hotels, restaurants & leisure	(0.36)
Household durables	(0.34)
Household products	(0.11)
Industrial conglomerates	(0.31)
Insurance	(0.06)
Internet & catalog retail	(0.07)
Internet software & services	(0.13)
IT services	(0.20)
Leisure products	(0.09)
Machinery	(0.12)
Marine	(0.09)
Media	(0.54)
Metals & mining	(0.63)
Multi-utilities	(0.13)
Multiline retail	(0.03)
Oil, gas & consumable fuels	(1.12)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2018

Investments sold short—(concluded)
Common stocks—(concluded)
Paper & forest products	(0.28)%
Pharmaceuticals	(0.44)
Professional services	(0.07)
Real estate management & development	(0.01)
Road & rail	(0.15)
Semiconductors & semiconductor equipment	(0.17)
Specialty retail	(0.43)
Textiles, apparel & luxury goods	(0.16)
Trading companies & distributors	(0.07)
Wireless telecommunication services	(0.31)
Investment companies	(5.01)
Total investments sold short	(17.43)
Other assets in excess of liabilities	12.13
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—45.15%
Australia—0.47%
Aristocrat Leisure Ltd.	2,796	56,089
Caltex Australia Ltd.	8,672	201,665
Challenger Ltd.	16,596	134,178
Crown Resort Ltd.	128,109	1,243,416
Flight Centre Travel Group Ltd.	13,486	564,951
Qantas Airways Ltd.	77,225	333,981
Treasury Wine Estates Ltd.	37,803	539,978
Total Australia common stocks		3,074,258

Austria—0.04%
ANDRITZ AG	873	46,925
OMV AG	1,758	108,882
Raiffeisen Bank International AG*	1,670	56,373
voestalpine AG	1,375	72,541
Total Austria common stocks		284,721

Belgium—0.16%
Ageas	2,446	130,843
Groupe Bruxelles Lambert SA	996	113,850
KBC Groupe N.V.	1,897	164,925
Proximus SADP	1,930	59,143
Solvay SA	899	125,024
UCB SA	1,559	117,414
Umicore SA	6,562	364,969
Total Belgium common stocks		1,076,168

Bermuda—0.28%
First Pacific Co. Ltd.	130,000	66,569
Kerry Properties Ltd.	106,000	506,735
Marvell Technology Group Ltd.	22,385	449,043
VEON Ltd., ADR	289,790	796,923
Total Bermuda common stocks		1,819,270

Brazil—0.04%
Banco Bradesco SA	32,367	294,733

British Virgin Islands—0.18%
Michael Kors Holdings Ltd.*,1	16,880	1,154,930

Canada—5.66%
Air Canada*,1	98,268	1,931,761
Alimentation Couche Tard, Inc., Class B	12,383	535,364

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(continued)
ATS Automation Tooling Systems, Inc.*,1	50,200	686,954
Badger Daylighting Ltd.[1]	21,660	417,191
BlackBerry Ltd.*	4,300	45,011
Canada Goose Holdings, Inc.*	4,705	174,461
Canadian Natural Resources Ltd.[1]	20,700	746,777
Canadian Pacific Railway Ltd.[1]	10,952	1,998,083
Canadian Tire Corp. Ltd., Class A	400	54,513
Canfor Pulp Products, Inc.[1]	24,940	350,611
CanWel Building Materials Group Ltd.[1]	126,210	658,598
Cascades, Inc.[1]	9,100	86,822
CCL Industries, Inc., Class B1	5,860	284,248
CGI Group, Inc., Class A*,1	12,313	712,923
CGI Group, Inc., Class A*,	10,300	596,846
Chorus Aviation, Inc.[1]	58,530	351,011
CI Financial Corp.	18,100	380,904
Cobalt 27 Capital Corp.*,1	26,690	258,595
Cominar Real Estate Investment Trust[1]	45,720	446,179
Conifex Timber, Inc.*,1	48,690	242,701
Constellation Software, Inc.	1,900	1,357,917
Cott Corp.[1]	17,138	245,073
Detour Gold Corp.*,1	24,040	173,754
Dorel Industries, Inc., Class B1	10,620	229,530
Empire Co. Ltd.	57,100	1,104,243
Enbridge, Inc.[1]	11,030	334,091
ERO Copper Corp.*,1	62,260	387,928
Finning International, Inc.[1]	46,530	1,173,805
George Weston Ltd.	3,000	245,781
H&R Real Estate Investment Trust	19,900	319,590
Hardwoods Distribution, Inc.[1]	86,370	1,229,677
Husky Energy, Inc.[1]	24,710	345,646
Intact Financial Corp.	3,900	297,371
Interfor Corp.*,1	150,197	2,808,700
K-Bro Linen, Inc.[1]	12,420	343,498
Kinross Gold Corp.*,1	44,890	174,173
Knight Therapeutics, Inc.*,1	42,662	261,165
Magna International, Inc.	5,500	324,830
Major Drilling Group International, Inc.*,1	67,266	336,343
National Bank of Canada	1,100	52,243
Northland Power, Inc.[1]	70,401	1,269,351
Parkland Fuel Corp.[1]	30,477	707,597
Pinnacle Renewable Holdings*,1	18,930	210,686
Polaris Infrastructure, Inc.[1]	7,434	110,646

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Power Corp. of Canada	27,400	651,095
PrairieSky Royalty Ltd.[1]	51,700	1,146,383
Precision Drilling Corp.*,1	122,230	436,009
Pure Multi-Family REIT LP1	31,900	233,545
Raging River Exploration, Inc.*,1	76,900	427,638
Restaurant Brands International, Inc.[1]	15,380	836,980
Russel Metals, Inc.[1]	10,920	248,176
SmartCentres Real Estate Investment Trust	16,700	374,594
SNC-Lavalin Group, Inc.[1]	20,518	899,535
Spin Master Corp.*,1,2	6,890	257,741
Stelco Holdings, Inc.[1]	10,560	193,854
Teck Resources Ltd., Class B1	17,140	430,728
TFI International, Inc.[1]	9,020	261,126
Tidewater Midstream and Infrastructure Ltd.[1]	167,237	169,328
Toromont Industries Ltd.[1]	3,660	160,288
Transcontinental, Inc., Class A1	17,240	363,075
Tree Island Steel Ltd.[1]	96,840	199,872
Trevali Mining Corp.*,1	192,802	178,694
Tricon Capital Group, Inc.[1]	94,920	743,717
Trinidad Drilling Ltd.*,1	91,000	131,828
Troilus Gold Corp.*,1	126,560	162,642
Waste Connections, Inc.[1]	26,821	1,939,158
West Fraser Timber Co. Ltd.[1]	16,670	1,129,164
Western Forest Products, Inc.[1]	259,340	559,501
Total Canada common stocks		37,137,862

Cayman Islands—0.07%
Ctrip.com International Ltd., ADR*	8,813	360,452
Shenzhou International Group Holdings Ltd.	11,132	121,519
Total Cayman Islands common stocks		481,971

Denmark—0.42%
Danske Bank A/S	11,459	398,798
DSV A/S	25,332	2,006,186
H Lundbeck A/S	1,435	83,132
Pandora A/S	2,197	244,062
Total Denmark common stocks		2,732,178

Finland—0.16%
Elisa Oyj	1,851	81,819
Fortum Oyj	5,383	123,824
Huhtamaki Oyj	1,176	47,834

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Kone Oyj, Class B	6,498	322,726
Neste Oyj	1,581	133,130
Nokian Renkaat Oyj	1,692	67,700
Orion Oyj, Class B	1,276	38,702
Stora Enso Oyj, R Shares	7,086	139,768
Wartsila Oyj Abd	5,589	118,667
Total Finland common stocks		1,074,170

France—0.85%
Accor SA	2,553	144,300
Aeroports de Paris	347	76,383
Alstom SA	1,962	89,327
Arkema SA	870	113,965
BNP Paribas SA	8,148	629,020
Bureau Veritas SA	3,259	85,216
Credit Agricole SA	10,591	174,406
Edenred	2,897	99,803
Eiffage SA	1,203	143,195
Electricite de France SA	5,944	83,416
Faurecia SA	902	73,656
Gecina SA	623	107,997
Getlink	5,710	80,579
Iliad SA	347	69,505
Ingenico Group SA	730	63,855
Klepierre	2,559	104,737
Natixis SA	19,490	160,070
Orpea	4,239	543,211
Peugeot SA	6,907	170,075
Rexel SA	3,729	57,806
Rubis SCA	1,038	80,763
SCOR SE	2,164	87,757
Societe Generale SA	7,743	423,765
Suez	4,734	68,272
Teleperformance	671	107,831
Thales SA	4,331	548,992
Total SA	17,013	1,069,296
Ubisoft Entertainment SA*	780	74,527
Wendel SA	338	51,049
Total France common stocks		5,582,774

Germany—1.22%
Beiersdorf AG	5,192	587,414

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Brenntag AG	1,787	102,345
Commerzbank AG*	20,099	258,948
Covestro AG2	15,369	1,396,501
Deutsche Bank AG	27,127	370,862
Deutsche Lufthansa AG	61,671	1,792,481
Evonik Industries AG	1,839	65,340
Fraport AG Frankfurt Airport Services Worldwide	3,129	302,810
GEA Group AG	2,033	79,375
Hannover Rueck SE	739	103,789
HUGO BOSS AG	1,469	137,712
Infineon Technologies AG	19,524	499,926
Innogy SE2	1,583	69,557
K+S AG	2,350	69,019
KION Group AG	822	68,518
LANXESS AG	1,015	75,185
LEG Immobilien AG	781	90,052
MAN SE	420	48,410
MTU Aero Engines AG	641	110,259
OSRAM Licht AG	1,182	67,954
ProSiebenSat.1 Media SE	2,868	104,046
Rheinmetall AG	540	70,568
RWE AG	6,315	150,939
Scout24 AG2	6,483	335,029
Siltronic AG	1,066	170,695
Symrise AG	1,500	121,248
TUI AG	13,114	296,559
Uniper SE	2,156	66,662
United Internet AG	1,536	99,283
Wirecard AG	1,410	190,774
Zalando SE*,2	1,773	91,233
Total Germany common stocks		7,993,493

Ireland—0.40%
Accenture PLC, Class A1	2,315	350,028
Allegion PLC	3,060	236,171
Bank of Ireland Group PLC	11,416	102,417
CRH PLC	13,801	490,093
Glanbia PLC	19,514	329,597
Kingspan Group PLC	1,866	84,472
Paddy Power Betfair PLC	5,360	528,909
Ryanair Holdings PLC, ADR*	3,759	413,377

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Ireland—(concluded)
Smurfit Kappa Group PLC	2,706	115,351
Total Ireland common stocks		2,650,415

Italy—0.54%
Banco BPM SpA*	51,671	187,428
Eni SpA	44,773	875,241
Intesa Sanpaolo SpA	183,037	696,265
Leonardo SpA	4,958	57,288
Mediobanca Banca di Credito Finanziario SpA	7,737	93,753
Moncler SpA	2,140	96,454
Prysmian SpA	18,972	557,720
Telecom Italia SpA*	142,184	140,265
Terna Rete Elettrica Nazionale SpA	17,338	104,061
UniCredit SpA	30,499	661,216
Unione di Banche Italiane SpA	20,212	104,106
Total Italy common stocks		3,573,797

Japan—3.52%
Activia Properties, Inc.	47	208,272
Advance Residence Investment Corp.	97	249,898
AEON REIT Investment Corp.	100	103,823
Asahi Group Holdings Ltd.	5,306	268,408
Brother Industries Ltd.	42,000	900,882
Canon, Inc.	9,200	316,472
Comforia Residential REIT, Inc.	40	91,861
CRE Logistics REIT, Inc.*	11	11,491
Daifuku Co. Ltd.	800	42,766
Daiwa Office Investment Corp.	23	136,106
Dawa House REIT Investment Corp.	122	290,859
DeNA Co. Ltd.	55,691	1,061,451
Disco Corp.	200	35,056
Frontier Real Estate Investment Corp.	36	148,410
Fukuoka REIT Corp.	55	85,252
Global One Real Estate Investment Corp.	68	68,063
GLP J-Reit	218	234,343
Hankyu Reit, Inc.	46	58,729
Health Care & Medical Investment Corp.	13	12,616
Heiwa Real Estate REIT, Inc.	66	63,147
Hoshino Resorts REIT, Inc.	16	78,736
Hoya Corp.	3,100	165,617
Hulic Reit, Inc.	71	109,583
Ichigo Hotel REIT Investment Corp.	17	20,886

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Ichigo Office REIT Investment	81	60,085
Industrial & Infrastructure Fund Investment Corp.	122	135,063
Invesco Office J-Reit, Inc.	464	58,630
Invincible Investment Corp.	287	128,115
Japan Excellent, Inc.	94	122,222
Japan Hotel REIT Investment Corp.	302	228,497
Japan Logistics Fund, Inc.	70	141,922
Japan Prime Realty Investment Corp.	67	242,995
Japan Real Estate Investment Corp.	99	512,905
Japan Rental Housing Investments, Inc.	118	91,786
Japan Retail Fund Investment Corp.	198	371,210
JXTG Holdings, Inc.	205,580	1,340,127
Kamigumi Co. Ltd.	2,400	54,028
Kenedix Realty Investment Corp.	31	190,164
Kenedix Residential Next Investment Corp.	53	78,207
Kenedix Retail REIT Corp.	38	80,433
Komatsu Ltd.	20,087	684,740
LaSalle Logiport REIT	79	81,120
Marimo Regional Revitalization REIT, Inc.	9	9,544
MCUBS MidCity Investment Corp.	117	88,272
Mirai Corp.	13	21,878
Mitsubishi Estate Logistics REIT Investment Corp.	10	24,130
Mitsubishi Gas Chemical Co., Inc.	6,700	157,018
Mitsui Fudosan Co. Ltd.	15,588	399,293
Mitsui Fudosan Logistics Park, Inc.	20	64,411
Mixi, Inc.	40,600	1,334,394
Mori Hills REIT Investment Corp.	113	145,300
Mori Trust Hotel Reit, Inc.	23	30,406
Mori Trust Sogo Reit, Inc.	75	111,886
Nintendo Co. Ltd., ADR	7,350	385,728
Nippon Accommodations Fund, Inc.	35	156,571
Nippon Building Fund, Inc.	102	573,147
Nippon Express Co. Ltd.	19,700	1,488,336
Nippon Healthcare Investment Corp.	5	8,044
Nippon Prologis REIT, Inc.	140	295,059
NIPPON REIT Investment Corp.	28	85,026
Nomura Real Estate Master Fund, Inc.	310	433,335
One REIT, Inc.	11	25,084
Ooedo Onsen Reit Investment Corp.	18	14,749
Oracle Corp.	3,400	279,302
Orix JREIT, Inc.	208	317,058

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Otsuka Corp.	1,000	46,337
Premier Investment Corp.	95	93,006
Rakuten, Inc.	102,300	727,002
Rohm Co. Ltd.	500	46,332
Sakura Sogo REIT Investment Corp.	26	22,245
Samty Residential Investment Corp.	19	16,589
Sekisui House Reit, Inc.	132	84,988
Sekisui House Residential In Reit	80	84,714
Shionogi & Co. Ltd.	7,678	394,585
Showa Shell Sekiyu K.K.	82,400	1,163,536
Star Asia Investment Corp.	25	24,094
Start Today Co. Ltd.	58,500	1,689,125
Starts Proceed Investment Corp.	17	25,025
Sumitomo Heavy Industries Ltd.	2,400	91,705
Taisei Corp.	4,500	242,757
Tokyo Electron Ltd.	9,200	1,766,887
Tokyu REIT, Inc.	71	95,640
Tosei Reit Investment Corp.	17	17,476
Tosoh Corp.	18,200	321,928
United Urban Investment Corp.	231	354,802
XYMAX REIT Investment Corp.*	10	10,419
Total Japan common stocks		23,132,139

Jersey—0.15%
Ferguson PLC	5,566	426,061
Glencore PLC*	37,017	178,311
Shire PLC	6,713	357,466
Total Jersey common stocks		961,838

Luxembourg—0.04%
Eurofins Scientific SE	134	72,279
SES SA	4,718	72,793
Tenaris SA	5,736	107,500
Total Luxembourg common stocks		252,572

Netherlands—0.89%
ABN AMRO Group N.V.[2]	10,258	318,113
Aegon N.V.	22,060	161,673
Airbus SE	27,570	3,236,252
Altice N.V., Class A*	7,030	67,284
ASML Holding N.V.	2,079	395,808
ASR Nederland N.V.	14,477	682,790

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
EXOR N.V.	1,396	103,421
Heineken Holding N.V.	1,249	126,786
ING Groep N.V.	31,526	531,229
QIAGEN N.V.*	2,842	92,966
Randstad N.V.	1,464	94,228
Total Netherlands common stocks		5,810,550

Poland—0.02%
PLAY Communications SA2	13,303	111,962

Portugal—0.09%
EDP - Energias de Portugal SA	31,269	116,007
Galp Energia, SGPS SA	21,426	411,230
Jeronimo Martins, SGPS SA	3,006	52,716
Total Portugal common stocks		579,953

Singapore—0.39%
CapitaLand Mall Trust	671,900	1,061,042
Genting Singapore PLC	1,122,200	983,176
Yangzijiang Shipbuilding Holdings Ltd.	580,100	506,568
Total Singapore common stocks		2,550,786

South Korea—0.05%
Samsung Electronics Co. Ltd.	143	354,441

Spain—1.07%
Abertis Infraestructuras SA	136,611	3,011,847
ACS, Actividades de Contruccion y Servicios SA	3,383	142,576
Banco Bilbao Vizcaya Argentaria SA	63,679	515,294
Banco de Sabadell SA	112,555	220,257
Banco Santander SA	206,105	1,331,628
Bankia SA	34,500	151,372
Bankinter SA	7,933	82,909
CaixaBank SA	48,398	235,353
Enagas SA	2,784	80,920
Endesa SA	3,888	90,669
Gas Natural SDG SA	4,368	110,107
Grifols SA	3,629	101,749
Red Electrica Corp. SA	5,319	110,797

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Repsol SA	44,379	846,876
Total Spain common stocks		7,032,354

Sweden—0.08%
Nordea Bank AB	33,037	336,008
Swedbank AB, A Shares	7,275	158,037
Total Sweden common stocks		494,045

Switzerland—0.41%
Adecco Group AG	12,805	848,014
Chocoladefabriken Lindt & Spruengli AG	114	732,797
Credit Suisse Group AG*	19,216	324,101
The Swatch Group AG	6,154	548,344
Zurich Insurance Group AG	674	215,299
Total Switzerland common stocks		2,668,555

United Kingdom—1.27%
Anglo American PLC	8,092	190,399
Antofagasta PLC	14,670	196,005
ARRIS International PLC*	21,048	568,296
BHP Billiton PLC	9,165	195,420
BP PLC	143,925	1,069,069
BP PLC, ADR	8,780	391,500
BrightSphere Investment Group PLC	27,627	419,101
Indivior PLC*	59,281	367,103
Persimmon PLC	32,897	1,228,881
Prudential PLC	25,464	654,782
Rio Tinto PLC	3,579	195,077
Royal Dutch Shell PLC, A Shares	30,355	1,062,235
Royal Dutch Shell PLC, ADR	5,345	373,615
TechnipFMC PLC	24,507	807,751
Tullow Oil PLC*	66,199	207,168
Vodafone Group PLC	142,256	415,133
Total United Kingdom common stocks		8,341,535

United States—26.68%
Advanced Disposal Services, Inc.*,1	28,710	632,768
Affiliated Managers Group, Inc.[1]	5,877	968,882
AGNC Investment Corp.[1]	135,792	2,569,185
Align Technology, Inc.*,1	4,593	1,147,561
Alphabet, Inc., Class C*	786	799,621
Altria Group, Inc.	8,324	467,060

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Amazon.com, Inc.*,1	190	297,565
American Electric Power Co., Inc.[1]	43,447	3,040,421
American International Group, Inc.	3,511	196,616
American Tower Corp.	4,570	623,165
American Woodmark Corp.*	2,141	175,990
Analog Devices, Inc.[1]	12,384	1,081,742
Anthem, Inc.[1]	6,085	1,435,999
Apple, Inc.	3,484	575,766
Arista Networks, Inc.*,1	842	222,751
Arrow Electronics, Inc.*,1	698	52,169
Avnet, Inc.	27,286	1,070,430
Bank of America Corp.[1]	107,832	3,226,333
BB&T Corp.[1]	17,150	905,520
Becton, Dickinson and Co.[1]	26,233	6,082,646
Berkshire Hathaway, Inc., Class B*,1	10,176	1,971,396
Best Buy Co., Inc.[1]	4,347	332,676
BMC Stock Holdings, Inc.*,1	40,391	696,745
Booking Holdings, Inc.*,1	28	60,984
Boston Scientific Corp.*,1	95,995	2,756,976
Broadcom, Inc.	4,990	1,144,806
Broadridge Financial Solutions, Inc.[1]	24,453	2,621,606
Builders FirstSource, Inc.*,1	23,950	436,608
CA, Inc.[1]	53,273	1,853,900
Cadence Design Systems, Inc.*,1	30,712	1,230,323
CarMax, Inc.*	11,423	713,937
Carrols Restaurant Group, Inc.*,1	66,082	680,645
Casella Waste Systems, Inc., Class A*	15,536	380,787
Celanese Corp., Series A	4,131	448,916
Celgene Corp.*,1	9,366	815,779
Chevron Corp.	6,915	865,136
Citigroup, Inc.	5,683	387,978
Cleveland-Cliffs, Inc.*	24,526	181,983
CME Group, Inc.	2,177	343,269
Cognizant Technology Solutions Corp., Class A1	6,175	505,238
Comcast Corp., Class A	16,116	505,881
Commercial Metals Co.	50,978	1,071,048
ConocoPhillips	5,691	372,760
Constellation Brands, Inc., Class A1	8,467	1,973,912
CSX Corp.[1]	58,906	3,498,427
Cummins, Inc.[1]	10,978	1,754,943
D.R. Horton, Inc.[1]	54,728	2,415,694

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Darden Restaurants, Inc.[1]	23,276	2,161,409
Dave & Buster’s Entertainment, Inc.*	24,053	1,022,012
Diplomat Pharmacy, Inc.*	4,042	88,075
Discover Financial Services[1]	11,770	838,612
DISH Network Corp., Class A*	10,258	344,156
Dollar Tree, Inc.*	6,179	592,504
DowDuPont, Inc.	9,012	569,919
DSW, Inc., Class A	14,248	317,730
E*TRADE Financial Corp.*,1	34,475	2,091,943
Entergy Corp.[1]	687	56,052
Equinix, Inc.	1,048	440,988
Etsy, Inc.*	5,993	179,430
Exelon Corp.[1]	36,291	1,440,027
Expeditors International of Washington, Inc.[1]	33,274	2,124,878
Express Scripts Holding Co.*,1	20,171	1,526,945
Exxon Mobil Corp.	10,570	821,817
F5 Networks, Inc.*,1	10,743	1,752,076
Facebook, Inc., Class A*,1	3,288	565,536
FedEx Corp.[1]	12,713	3,142,654
First Republic Bank	5,037	467,786
Fortinet, Inc.*,1	28,406	1,572,556
Fossil Group, Inc.*	40,528	605,894
Gaming and Leisure Properties, Inc.	29,745	1,019,361
GMS, Inc.*,1	13,990	435,928
Halcon Resources Corp.*	16,508	88,648
Halliburton Co.	14,645	776,039
Herc Holdings, Inc.*	3,764	198,175
Hess Corp.	6,835	389,527
HollyFrontier Corp.[1]	18,196	1,104,315
Humana, Inc.[1]	6,868	2,020,428
Huntington Ingalls Industries, Inc.[1]	200	48,642
Instructure, Inc.*	22,711	920,931
Integrated Device Technology, Inc.*	6,123	170,403
Internap Corp.*	25,014	295,415
International Business Machines Corp.[1]	10,326	1,496,857
IPG Photonics Corp.[1]	4,853	1,033,835
JPMorgan Chase & Co.[1]	39,660	4,314,215
Juniper Networks, Inc.	13,259	326,039
KAR Auction Services, Inc.	6,445	335,076
KeyCorp[1]	9,140	182,069
Keysight Technologies, Inc.*,1	40,203	2,077,691

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Kite Realty Group Trust	59,958	882,582
KLA-Tencor Corp.[1]	510	51,887
Knight-Swift Transportation Holdings, Inc.	5,367	209,367
Lam Research Corp.[1]	2,984	552,219
Lattice Semiconductor Corp.*	57,609	312,241
Lennar Corp., Class A1	10,830	572,799
Liberty Media Corp-Liberty Formula One., Class C*	23,440	691,949
Lockheed Martin Corp.[1]	2,987	958,349
Louisiana-Pacific Corp.[1]	12,030	340,810
Lowe’s Cos., Inc.[1]	16,434	1,354,655
Lululemon Athletica, Inc.*,1	4,126	411,775
ManpowerGroup, Inc.[1]	15,660	1,498,975
Martin Marietta Materials, Inc.	1,255	244,436
MasterCard, Inc., Class A1	9,938	1,771,647
Match Group, Inc. *	30,343	1,429,762
McDonald’s Corp.[1]	20,749	3,474,213
MDC Holdings Inc	21,454	622,381
Mercer International, Inc.[1]	14,110	189,074
Micron Technology, Inc.*,1	21,954	1,009,445
MobileIron, Inc.*	71,156	330,875
Mohawk Industries, Inc.*	1,912	401,291
Monster Beverage Corp.*,1	27,665	1,521,575
Nautilus, Inc.*	850	12,367
NextEra Energy, Inc.	3,083	505,335
NVR, Inc.*,1	481	1,491,100
Occidental Petroleum Corp.	15,697	1,212,750
OCI Partners LP1	68,500	650,750
Old Dominion Freight Line, Inc.	5,372	719,096
Oracle Corp.	7,473	341,292
PennyMac Financial Services, Inc., Class A*	10,374	213,704
PepsiCo, Inc.[1]	20,508	2,070,078
Phillips 66[1]	13,922	1,549,658
Pinnacle Financial Partners, Inc.	5,551	355,542
Pinnacle Foods, Inc.	11,824	714,170
Pioneer Natural Resources Co.[1]	3,833	772,541
Pitney Bowes, Inc.[1]	75,891	775,606
PPG Industries, Inc.	6,281	665,032
Quantenna Communications, Inc.*	12,608	159,743
Rayonier Advanced Materials, Inc.[1]	30,760	658,264
Raytheon Co.[1]	8,428	1,727,234
Regions Financial Corp.[1]	66,420	1,242,054

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Robert Half International, Inc.[1]	26,211	1,592,318
Schlumberger Ltd.	10,105	692,799
Scholastic Corp.	4,365	180,711
SemGroup Corp., Class A	14,580	366,687
Skyworks Solutions, Inc.[1]	14,263	1,237,458
SM Energy Co.[1]	8,910	213,394
Spirit Aerosystems Holdings, Inc., Class A1	20,135	1,618,250
Take-Two Interactive Software, Inc.*,1	1,255	125,136
The Boeing Co.[1]	148	49,367
The Charles Schwab Corp.	8,552	476,175
The Children’s Place, Inc.	5,321	678,694
The Coca-Cola Co.[1]	18,904	816,842
The Cooper Cos., Inc.[1]	6,528	1,493,019
The Estee Lauder Cos., Inc., Class A1	16,822	2,491,170
The Gap, Inc.[1]	51,260	1,498,842
The J.M. Smucker Co.[1]	10,868	1,239,821
The Kraft Heinz Co.	5,517	311,048
The Madison Square Garden Co., Class A*	1,644	399,525
The Middleby Corp.*,1	3,850	484,484
The Sherwin-Williams Co.	17,087	6,282,206
Time Warner, Inc.[1]	22,717	2,153,572
Toll Brothers, Inc.[1]	26,474	1,116,144
Total System Services, Inc.[1]	21,463	1,804,180
TRI Pointe Group, Inc.*,1	75,910	1,298,820
United States Steel Corp.	5,578	188,704
United Therapeutics Corp.*,1	5,025	553,303
UnitedHealth Group, Inc.	3,323	785,557
Universal Health Services, Inc., Class B	27,989	3,196,344
V. F. Corp.[1]	28,402	2,296,870
Valero Energy Corp.[1]	24,476	2,715,123
Varian Medical Systems, Inc.*,1	15,837	1,830,599
VeriSign, Inc.*,1	14,898	1,749,323
WESCO International, Inc.*	4,561	271,608
Western Alliance Bancorp*	3,723	219,583
World Wrestling Entertainment, Inc., Class A	8,797	350,033
Zayo Group Holdings, Inc.*	35,664	1,294,603

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zions Bancorp.	16,357	895,546
Total United States common stocks		175,187,617
Total common stocks (cost—$283,060,893)		296,409,087

Preferred stocks—0.17%
France—0.01%
Safran SA	461	54,071

Germany—0.06%
Bayerische Motoren Werke AG	2,545	245,715
Porsche Automobil Holding SE	1,886	160,252
Total Germany preferred stocks		405,967

Italy—0.10%
Intesa Sanpaolo SpA	160,187	634,237
Total preferred stocks (cost—$932,278)		1,094,275

Investment companies—10.65%
AQR Style Premia Alternative Fund	2,660,908	27,646,839
ASG Managed Futures Strategy Fund	679,971	6,650,114
Carillon Reams Unconstrained Bond Fund	2,382,120	27,704,058
iShares MSCI Emerging Markets Small-Cap ETF	73,831	3,878,342
SPDR S&P Emerging Markets SmallCap ETF	78,983	4,037,611
Total investment companies (cost—$67,787,043)		69,916,964

	Face Amount
US government obligations—3.83%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	USD	746,395	699,424
0.750%, due 02/15/42	USD	671,074	649,763
0.750%, due 02/15/45[1]	USD	714,915	684,689
0.875%, due 02/15/47	USD	6,265,905	6,181,179
1.000%, due 02/15/46	USD	598,485	608,939
1.000%, due 02/15/48	USD	27,670	28,367
1.375%, due 02/15/44[1]	USD	678,966	750,196
2.125%, due 02/15/40	USD	10,468,546	13,124,524
2.125%, due 02/15/41[1]	USD	528,621	666,886
2.500%, due 01/15/29	USD	283,739	333,044
3.375%, due 04/15/32	USD	329,321	438,355

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
US government obligations—(concluded)
3.875%, due 04/15/29	USD	743,712	980,462
Total US government obligations (cost—$25,451,045)			25,145,828

Corporate notes—0.25%
Canada—0.20%
Delphi Energy Corp.
10.000%, due 07/15/21[1,2,3]	CAD	610,000	470,345
Liquor Stores NA Ltd.
4.700%, due 01/31/22[1]	CAD	480,300	381,562
Tricon Capital Group, Inc.
5.750%, due 03/31/22[1,2]	USD	429,000	441,870
Total Canada corporate notes			1,293,777

United States—0.05%
SM Energy Co.
1.500%, due 07/01/21[1]	USD	363,500	371,813
Total corporate notes (cost—$1,612,257)			1,665,590

Non-US government obligations—4.10%
France—2.78%
French Republic Government Bond OAT
1.850%, due 07/25/27[3]	EUR	11,951,500	18,241,398

Indonesia—0.87%
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	37,500,000,000	2,836,927
7.000%, due 05/15/27	IDR	21,040,000,000	1,521,761

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Non-US government obligations—(concluded)
Indonesia—(concluded)
7.000%, due 05/15/22	IDR	18,900,000,000	1,382,604
Total Indonesia			5,741,292

Mexico—0.45%
Mexican Bonos
7.500%, due 06/03/27	MXN	55,500,000	2,961,336
Total non-US government obligations (cost—$27,369,286)			26,944,026

Certificates of deposit—2.59%
Belgium—0.45%
Sumitomo Mitsui Banking Corp.
2.060%, due 06/25/18	USD	3,000,000	3,000,000

Canada—0.46%
Bank of Montreal
1.920%, due 05/25/18	USD	3,000,000	3,000,000

Netherlands—0.84%
ING Bank N.V.
1.910%, due 06/20/18	USD	3,500,000	3,500,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Certificates of deposit—(concluded)
Netherlands—(concluded)
ABN Amro Bank N.V.
1.900%, due 05/23/18	USD	2,000,000	1,997,689
Total Netherlands			5,497,689

Switzerland—0.38%
Credit Suisse AG
1.830%, due 07/05/18	USD	2,500,000	2,500,000

United Kingdom—0.46%
National Bank of Abu Dhabi
2.100%, due 06/12/18	USD	3,000,000	3,000,000

Total certificates of deposit (cost—$16,997,689)			16,997,689

Time deposits—5.74%
Agence Centrale Organismes
1.983%, due 05/09/18	USD	3,000,000	2,998,681
Bank Nederlandse Gemeenten
1.900%, due 05/18/18	USD	2,000,000	1,998,208
BNP Paribas London
1.650%, due 05/01/18	USD	3,817,014	3,817,014
Credit Agricole CIB
1.600%, due 05/01/18	USD	1,960,261	1,960,261
Danske Bank A/S
1.790%, due 05/02/18	USD	3,500,000	3,500,000
DBS Bank Ltd.
2.000%, due 05/08/18	USD	1,007,527	1,007,527
DZ Bank AG
1.720%, due 05/01/18	USD	5,099,421	5,099,421
KBC Bank N.V.
1.690%, due 05/01/18	USD	337,759	337,759
Mizuho Corporate Bank
0.010%, due 07/23/18	USD	3,000,000	2,983,500
Nationwide Building Society
1.830%, due 05/14/18	USD	4,000,000	3,997,368
Natixis
2.350%, due 08/01/18	USD	4,000,000	4,000,000
OP Corporate Bank PLC
2.320%, due 07/31/18	USD	4,000,000	3,976,680

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Face Amount		Value ($)
Time deposits—(concluded)
SNCF Mobilites
2.320%, due 07/27/18	USD	2,000,000	1,988,852
Total time deposits (cost—$37,665,271)			37,665,271

Short-term US government obligations[4]—11.61%
US Treasury Bills
1.456%, due 05/31/18[1]	USD	3,429,000	3,424,306
1.620%, due 06/14/18[1]	USD	3,000,000	2,993,959
1.622%, due 05/17/18	USD	6,500,000	6,495,399
1.650%, due 08/09/18	USD	622,000	618,806
1.715%, due 08/02/18[1]	USD	3,000,000	2,985,756
1.785%, due 08/16/18[1]	USD	9,504,000	9,451,761
1.812%, due 08/23/18	USD	1,250,000	1,242,665
1.830%, due 08/30/18	USD	859,000	853,612
1.841%, due 09/13/18[1]	USD	17,500,000	17,376,789
1.895%, due 09/27/18	USD	6,668,000	6,615,288
1.905%, due 10/04/18	USD	4,952,000	4,910,477
1.945%, due 10/11/18	USD	14,309,000	14,182,825
1.985%, due 10/25/18	USD	5,161,000	5,111,107
Total short-term US government obligations (cost—$76,271,182)			76,262,750

	Number of Shares
Short-term investment—20.08%
Investment companies—20.08%
State Street Institutional U.S. Government Money Market Fund (cost—$131,808,912)	131,808,912		131,808,912

	Number of Contracts	Notional Amount
Options purchased—0.33%
Call options—0.27%
Euro STOXX 50 Index, strike @ 3,750, expires 06/15/18 (Counterparty: JPMCB)	783	EUR	29,362,500	13,238
ESTX Banks Index, strike @ 127, expires 06/15/18 (Counterparty: BOA)	19,413	EUR	2,465,451	68,877
ESTX Banks Index, strike @ 128, expires 06/15/18 (Counterparty: BOA)	19,413	EUR	2,484,864	57,004

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Options purchased—(concluded)
Call options—(concluded)
FTSE 100 Index, strike @ 8,400, expires 06/15/18	420	GBP	35,280,000	5,782
Kospi 200 Index, strike @ 309, expires 06/14/18 (Counterparty: JPMCB)	4,610,539	KRW	1,424,656,551	70,435
Kospi 200 Index, strike @ 311, expires 06/14/18 (Counterparty: JPMCB)	19,921,461	KRW	6,195,574,371	282,134
S&P 500 Index, strike @ 2,850, expires 12/18/20	28	USD	7,980,000	552,720
S&P 500 Index, strike @ 2,900, expires 12/20/19	70	USD	20,300,000	730,100
S&P 500 Index, strike @ 3,150, expires 05/18/18	187	USD	58,905,000	935
				1,781,225
Put options—0.06%
Euro STOXX 50 Index, strike @ 3,200, expires 12/20/19	150	EUR	48,000,000	384,017
Swiss Market Index, strike @ 8,711, expires 06/15/18 (Counterparty: JPMCB)	59	CHF	513,949	5,733
Swiss Market Index, strike @ 8,769, expires 06/15/18 (Counterparty: JPMCB)	58	CHF	508,602	6,734
				396,484
Total options purchased (cost—$3,249,174)				2,177,709

Swaptions purchased—0.74%
Call swaption—0.03%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	14,300,000	USD	14,300,000	231,318

Put swaptions—0.71%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.090%, expires 12/23/19 (counterparty: GS; receive fixed rate); underlying swap terminates 10/23/19	126,400,000	USD	126,400,000	3,314,625
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	32,700,000	USD	32,700,000	1,329,903
				4,644,528
Total swaptions purchased (cost—$4,956,640)				4,875,846

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Foreign exchange options purchased—0.06%
Call option—0.01%
USD Call/SAR Put, strike @ 3.82, expires 02/12/19 (Counterparty: BNP)	16,350,000	USD	16,350,000	32,439

Put options—0.05%
EUR Put/USD Call, Strike @ 1.23, expires 04/03/19 (Counterparty: DB)	5,100,000	EUR	5,100,000	136,059
EUR Put/CHF Call, strike @ 1.16, expires 10/05/18 (Counterparty: DB)	15,568,660	EUR	15,568,660	72,232
GBP Put/CHF Call, strike @ 1.23, expires 07/31/18 (Counterparty: CITI)	16,643,890	GBP	16,643,890	5,751
USD Put/TRY Call, strike @ 3.80, expires 06/19/19 (Counterparty: CITI)	1,004,465	USD	1,004,465	3,536
USD Put/TRY Call, strike @ 3.80, expires 06/27/19 (Counterparty: CITI)	500,000	USD	500,000	1,762
USD Put/TRY Call, strike @ 3.80, expires 07/10/19 (Counterparty: CITI)	1,006,696	USD	1,006,696	3,536
USD Put/TRY Call, strike @ 3.80, expires 07/17/19 (Counterparty: CITI)	502,232	USD	502,232	1,769
USD Put/TRY Call, strike @ 3.90, expires 03/21/19 (Counterparty: JPMCB)	5,645,000	USD	5,645,000	31,319
USD Put/TRY Call, strike @ 3.90, expires 04/05/19 (Counterparty: JPMCB)	3,878,000	USD	3,878,000	21,302
USD Put/TRY Call, strike @ 4.00, expires 03/08/19 (Counterparty: BNP)	5,685,000	USD	5,685,000	48,641
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	3,622

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Contracts	Notional Amount		Value ($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	7,320
				336,849
Total foreign exchange options purchased (cost—$1,563,371)				369,288
Total investments before investments sold short (cost—$678,725,041)—105.30%				691,333,235

	Number of Shares
Investments sold short—(17.43)%
Common stocks—(12.42)%
Australia—(0.05)%
QBE Insurance Group Ltd.	(12,113)	(90,467)
BHP Billiton Ltd., ADR	(5,108)	(238,799)
Total Australia common stocks		(329,266)

Bermuda—(0.01)%
Signet Jewelers Ltd.	(2,498)	(97,122)

Canada—(3.57)%
AltaGas Ltd.	(38,180)	(735,975)
BCE, Inc.	(13,560)	(575,478)
Boardwalk Real Estate Investment Trust	(7,340)	(263,599)
CAE, Inc.	(13,580)	(256,697)
Canaccord Genuity Group, Inc.	(91,980)	(434,844)
Canadian National Railway Co.	(9,351)	(722,254)
Canadian Utilities Ltd., Class A	(14,935)	(380,369)
Canfor Corp.	(6,840)	(157,102)
Cenovus Energy, Inc.	(58,850)	(589,440)
CI Financial Corp.	(37,402)	(787,104)
Cineplex, Inc.	(39,780)	(929,785)
Crescent Point Energy Corp.	(20,600)	(180,498)
DHX Media Ltd.	(124,669)	(334,988)
Emera, Inc.	(31,022)	(966,213)
First Quantum Minerals Ltd.	(65,500)	(943,767)
Fortress Global Enterprises, Inc.	(22,780)	(53,226)
Gildan Activewear, Inc.	(8,640)	(251,673)
Gluskin Sheff + Associates, Inc.	(14,490)	(175,264)
Goldcorp, Inc.	(124,900)	(1,657,616)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Granite Real Estate Investment Trust	(9,860)	(387,888)
Hydro One Ltd.	(34,017)	(540,213)
IGM Financial, Inc.	(20,296)	(622,972)
Intact Financial Corp.	(3,900)	(297,371)
Inter Pipeline Ltd.	(19,020)	(342,936)
Just Energy Group, Inc.	(108,870)	(455,339)
Leon’s Furniture Ltd.	(20,247)	(267,763)
Maple Leaf Foods, Inc.	(17,160)	(413,647)
Medical Facilities Corp.	(42,306)	(464,923)
MTY Food Group, Inc.	(25,420)	(912,701)
National Bank of Canada	(19,420)	(922,335)
Northview Apartment Real Estate Investment Trust	(6,814)	(135,383)
Novagold Resources, Inc.	(109,082)	(523,342)
Nutrien Ltd.	(57,876)	(2,634,723)
Ritchie Bros Auctioneers, Inc.	(26,120)	(853,612)
ShawCor Ltd.	(22,060)	(426,785)
Sleep Country Canada Holdings, Inc.	(7,875)	(216,264)
Sprott, Inc.	(92,250)	(244,285)
Stantec, Inc.	(18,280)	(465,133)
Stella-Jones, Inc.	(15,826)	(573,530)
Thomson Reuters Corp.	(16,355)	(657,665)
TransCanada Corp.	(9,130)	(387,116)
WestJet Airlines Ltd.	(17,643)	(313,986)
International Petroleum Corp.	(1)	(5)
Total Canada common stocks		(23,455,809)

Denmark—(0.09)%
AP Moller - Maersk A/S, Class B	(377)	(603,952)

Ireland—(0.56)%
Accenture PLC, Class A	(8,554)	(1,293,365)
Adient PLC	(3,990)	(244,547)
Allergan PLC	(10,204)	(1,567,845)
Weatherford International PLC	(185,454)	(547,089)
Total Ireland common stocks		(3,652,846)

Italy—(0.03)%
Saipem SpA	(44,812)	(171,146)

Japan—(0.29)%
Mitsubishi Estate Co. Ltd.	(3,000)	(54,818)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
SoftBank Group Corp.	(24,200)	(1,849,090)
Total Japan common stocks		(1,903,908)

Luxembourg—(0.18)%
Tenaris SA	(63,909)	(1,197,734)

Netherlands—(0.05)%
EXOR N.V.	(2,110)	(156,316)
Mylan N.V.	(3,681)	(142,676)
Total Netherlands common stocks		(298,992)

Sweden—(0.29)%
Electrolux AB, Series B	(16,942)	(445,857)
Lundin Petroleum AB	(22,952)	(632,716)
Telefonaktiebolaget LM Ericsson	(112,833)	(860,178)
Total Sweden common stocks		(1,938,751)

Switzerland—(0.18)%
Vifor Pharma AG	(7,308)	(1,153,284)

United Kingdom—(0.04)%
Sensata Technologies Holding PLC	(5,605)	(284,286)

United States—(7.08)%
Domtar Corp.	(24,280)	(1,066,168)
Actuant Corp., Class A	(15,413)	(362,976)
Advanced Micro Devices, Inc.	(64,662)	(703,523)
Allegiant Travel Co.	(1,168)	(187,172)
Alnylam Pharmaceuticals, Inc.	(6,378)	(602,912)
AMC Networks, Inc., Class A	(8,679)	(451,308)
American Airlines Group, Inc.	(3,850)	(165,281)
Armstrong World Industries, Inc.	(10,220)	(572,320)
AT&T, Inc.	(7,200)	(235,440)
Axcelis Technologies, Inc.	(1,520)	(33,440)
Axon Enterprise, Inc.	(4,293)	(180,220)
BioMarin Pharmaceutical, Inc.	(21,642)	(1,807,323)
BlueLinx Holdings, Inc.	(10,920)	(439,202)
Brinker International, Inc.	(6,224)	(271,304)
Callaway Golf Co.	(9,981)	(172,272)
CarMax, Inc.	(6,660)	(416,250)
CenturyLink, Inc.	(85,917)	(1,596,338)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Cheniere Energy, Inc.	(30,257)	(1,759,747)
Chico’s FAS, Inc.	(11,854)	(117,710)
Comerica, Inc.	(4,690)	(443,580)
Continental Resources, Inc.	(14,629)	(966,392)
Cracker Barrel Old Country Store, Inc.	(1,142)	(187,962)
Crocs, Inc.	(13,760)	(217,408)
D.R. Horton, Inc.	(8,570)	(378,280)
Devon Energy Corp.	(4,831)	(175,510)
Discovery, Inc., Class C	(38,358)	(852,315)
Dunkin’ Brands Group, Inc.	(7,412)	(451,836)
Dycom Industries, Inc.	(4,362)	(453,037)
Ennis, Inc.	(12,520)	(224,108)
Equity Residential	(5,220)	(322,126)
FactSet Research Systems, Inc.	(2,345)	(443,463)
Federated Investors, Inc., Class B	(7,850)	(207,790)
Foot Locker, Inc.	(8,221)	(354,161)
Franklin Resources, Inc.	(21,468)	(722,184)
GameStop Corp., Class A	(12,560)	(171,444)
General Electric Co.	(145,159)	(2,042,387)
Gentherm, Inc.	(5,215)	(176,267)
Gogo, Inc.	(4,135)	(38,952)
GTT Communications, Inc.	(3,731)	(179,275)
Incyte Corp.	(10,344)	(640,707)
Insteel Industries, Inc.	(16,989)	(510,180)
Invitation Homes, Inc.	(37,918)	(877,423)
j2 Global, Inc.	(5,781)	(458,896)
Kansas City Southern	(2,490)	(265,509)
KB Home	(17,160)	(455,598)
Kimberly-Clark Corp.	(4,470)	(462,824)
Lam Research Corp.	(1,935)	(358,091)
Legg Mason, Inc.	(16,280)	(646,316)
Live Nation Entertainment, Inc.	(8,054)	(317,891)
Mattel, Inc.	(10,244)	(151,611)
Medidata Solutions, Inc.	(7,100)	(506,656)
Meritage Homes Corp.	(5,410)	(240,745)
MSG Networks, Inc., Class A	(9,930)	(203,565)
Nasdaq, Inc.	(5,575)	(492,384)
NETGEAR, Inc.	(3,334)	(184,370)
Noble Energy, Inc.	(47,299)	(1,600,125)
Nordstrom, Inc.	(3,620)	(183,027)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Northrop Grumman Corp.	(3,460)	(1,114,258)
Nucor Corp.	(4,379)	(269,834)
Omnicom Group, Inc.	(6,059)	(446,306)
Polaris Industries, Inc.	(2,764)	(289,722)
PPG Industries, Inc.	(3,326)	(352,157)
Public Storage	(2,275)	(459,050)
Quotient Technology, Inc.	(11,546)	(154,716)
Ralph Lauren Corp.	(1,210)	(132,919)
Reliance Steel & Aluminum Co.	(3,041)	(267,365)
Sanderson Farms, Inc.	(3,253)	(361,603)
Seattle Genetics, Inc.	(28,798)	(1,474,170)
Shutterfly, Inc.	(5,705)	(461,649)
Sotheby’s	(3,072)	(162,202)
Sprint Corp.	(36,525)	(204,905)
Starbucks Corp.	(4,657)	(268,103)
Steel Dynamics, Inc.	(5,959)	(267,023)
T Rowe Price Group, Inc.	(7,020)	(799,016)
TD Ameritrade Holding Corp.	(3,448)	(200,294)
TESARO, Inc.	(16,848)	(857,732)
Tesla, Inc.	(2,206)	(648,343)
The Boston Beer Co., Inc., Class A	(780)	(174,837)
The Charles Schwab Corp.	(6,900)	(384,192)
The Cheesecake Factory, Inc.	(4,863)	(252,633)
The Goodyear Tire & Rubber Co.	(11,268)	(282,939)
The Hershey Co.	(4,813)	(442,507)
Tiffany & Co.	(8,095)	(832,409)
Tivity Health, Inc.	(4,913)	(176,622)
TopBuild Corp.	(2,690)	(214,393)
Under Armour, Inc., Class C	(28,980)	(444,843)
United Natural Foods, Inc.	(10,162)	(457,493)
Urban Outfitters, Inc.	(8,604)	(346,483)
Visteon Corp.	(1,960)	(243,902)
Wabtec Corp.	(5,084)	(451,510)
WalMart, Inc.	(10,930)	(966,868)
WD-40 Co.	(2,005)	(264,460)
Weyerhaeuser Co.	(15,180)	(558,320)
Whirlpool Corp.	(3,130)	(484,994)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Zayo Group Holdings, Inc.	(43,803)	(1,590,049)
Total United States common stocks		(46,466,122)
Total common stocks (proceeds—$81,327,992)		(81,553,218)

Investment companies—(5.01)%
Consumer Discretionary Select Sector SPDR Fund	(13,202)	(1,369,047)
Consumer Staples Select Sector SPDR Fund	(23,789)	(1,200,155)
CurrencyShares Japanese Yen Trust	(12,709)	(1,113,944)
Health Care Select Sector SPDR Fund	(9,479)	(779,743)
Industrial Select Sector SPDR Fund	(22,314)	(1,611,517)
iShares Core S&P/TSX Capped Composite Index ETF	(134,394)	(2,600,060)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(6,341)	(730,610)
iShares Russell 1000 ETF	(19,287)	(2,839,818)
iShares Russell 2000 ETF	(11,692)	(1,792,617)
iShares S&P/TSX 60 Index ETF	(144,836)	(2,620,461)
Powershares QQQ Trust, Series 1	(6,279)	(1,010,542)
SPDR Bloomberg Barclays High Yield Bond ETF	(42,156)	(1,512,136)
SPDR Dow Jones Industrial Average ETF Trust	(2,200)	(531,388)
SPDR S&P 500 ETF Trust	(30,774)	(8,140,031)
Technology Select Sector SPDR Fund	(76,765)	(5,025,037)
Total investment companies (proceeds—$29,609,221)		(32,877,106)

Total investments sold short (proceeds—$110,937,213)		(114,430,324)
Other assets in excess of liabilities—12.13%		79,633,684
Net assets—100.00%		$656,536,595

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	1,100,355	327	Euro STOXX 50 Index, strike @ 3,365	BB	04/30/18	67,731	(67,731)	—

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Options written—(concluded)

Call options—(concluded)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	1,110,375	315	Euro STOXX 50 Index, strike @ 3,525	DB	05/31/18	7,227	(8,819)	(1,592)
GBP	642,460	91	FTSE 100 Index, strike @ 7,060	BB	04/30/18	12,129	(56,288)	(44,159)
GBP	653,370	87	FTSE 100 Index, strike @ 7,510	DB	05/31/18	7,737	(7,376)	361
KRW	969,420,000	3,020,000	Kospi 200 Index, strike @ 321	JPMCB	05/31/18	15,122	(18,635)	(3,513)
JPY	98,259,450	4,370	Nikkei 225 Index, strike @ 22,485	BNP	05/31/18	15,043	(14,434)	609
USD	2,265,978	858	S&P 500 Index, strike @ 2,641	BB	04/30/18	45,355	(6,160)	39,195
USD	2,213,728	836	S&P 500 Index, strike @ 2,648	BOA	05/31/18	33,441	(33,277)	164
CHF	513,949	59	Swiss Market Index, strike @ 8,711	JPMCB	06/15/18	16,128	(12,944)	3,184
CHF	508,602	58	Swiss Market Index, strike @ 8,769	JPMCB	06/15/18	15,431	(10,395)	5,036
						235,344	(236,059)	(715)

			Put options
EUR	2,465,451	19,413	ESTX Banks Index, strike @ 127	BOA	06/15/18	122,169	(64,172)	57,997
EUR	2,484,864	19,413	ESTX Banks Index, strike @ 128	BOA	06/15/18	120,215	(75,518)	44,697
EUR	3,316,500	99	Euro Stoxx 50 Index, strike @ 3,350	JPMCB	06/15/18	138,869	(28,693)	110,176
EUR	1,100,355	327	Euro STOXX 50 Index, strike @ 3,365	BB	04/30/18	27,994	—	27,994
EUR	1,110,375	315	Euro STOXX 50 Index, strike @ 3,525	DB	05/31/18	27,658	(24,980)	2,678
GBP	642,460	91	FTSE 100 Index, strike @ 7,060	BB	04/30/18	16,532	—	16,532
GBP	653,370	87	FTSE 100 Index, strike @ 7,510	BB	05/31/18	11,618	(11,787)	(169)
GBP	435,000	6	FTSE 100 Index, strike @ 7,250	JPMCB	06/15/18	8,882	(3,635)	5,247
KRW	969,420,000	3,020,000	Kospi 200 Index, strike @ 321	JPMCB	05/31/18	13,816	(9,310)	4,506
KRW	1,424,656,551	4,610,539	Kospi 200 Index, strike @ 309	JPMCB	06/14/18	38,410	(5,845)	32,565
KRW	6,195,574,371	19,921,461	Kospi 200 Index, strike @ 311	JPMCB	06/14/18	166,623	(28,906)	137,717
JPY	98,259,450	4,370	Nikkei 225 Index, strike @ 22,485	BNP	05/31/18	15,043	(15,227)	(184)
USD	2,265,978	858	S&P 500 Index, strike @ 2,641	BB	04/30/18	42,900	(1,088)	41,812
USD	2,213,728	836	S&P 500 Index, strike @ 2,648	BOA	05/31/18	33,748	(34,444)	(696)
						784,477	(303,605)	480,872
						1,019,821	(539,664)	480,157

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	63,200	63,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.566%, terminating 10/25/19	GS	Receive	10/23/19	2,268,712	(3,364,559)	(1,095,847)

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
EUR	630	630,000	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	8,547	(5,577)	2,970
EUR	630	630,000	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	9,217	(5,577)	3,640
EUR	585	585,225	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	8,990	(5,180)	3,810
EUR	510	510,000	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	7,868	(4,514)	3,354
EUR	689	688,500	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	9,798	(6,094)	3,704
EUR	785	785,000	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	10,806	(6,949)	3,857
EUR	755	755,000	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	9,539	(6,683)	2,856
EUR	516	516,275	EUR Call/USD Put, strike @ 1.33	DB	04/03/19	7,347	(4,570)	2,777
						72,112	(45,144)	26,968

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
15	BRL	Bovespa Index Futures*	June 2018	364,999	370,236	5,237
2	EUR	Amsterdam Index Futures	May 2018	263,650	267,097	3,447
8	EUR	CAC 40 Index Futures	May 2018	517,502	528,735	11,233
5	EUR	EURO STOXX 50 Index Futures	June 2018	209,270	209,760	490
3	HKD	Hang Seng Index Futures**	May 2018	230,876	234,404	3,528
18	JPY	NIKKEI 225 Index Futures	June 2018	3,486,051	3,706,367	220,316
45	JPY	TOPIX Index Futures	June 2018	6,966,132	7,325,055	358,923
11	SEK	OMX 30 Index Futures	May 2018	195,852	196,593	741
2	SGD	MSCI Singapore Index Future	May 2018	60,857	62,044	1,187
1	SGD	MSCI Singapore Index Future**	May 2018	30,622	31,022	400
148	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2018	8,982,236	8,526,280	(455,956)
1	USD	MSCI EAFE Mini Index Futures	June 2018	101,342	101,325	(17)
151	USD	MSCI Emerging Markets Index Futures	June 2018	8,221,675	7,971,169	(250,506)
2	USD	MSCI Taiwan Index Futures*	May 2018	78,663	78,700	37
2	USD	NASDAQ 100 E-Mini Index Futures	June 2018	265,237	264,520	(717)
21	USD	Russell 2000 Mini Index Futures	June 2018	1,638,634	1,620,990	(17,644)
36	USD	S&P 500 E-Mini Index Futures	June 2018	5,006,771	4,764,600	(242,171)
15	USD	S&P Midcap 400 E-Mini Index Futures	June 2018	2,899,573	2,808,150	(91,423)
37	USD	Xaf Financial Index Futures	June 2018	3,162,161	3,123,263	(38,898)
1	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	June 2018	41,298	41,578	280
Interest rate futures buy contracts:
1	AUD	Australian Bond 10 Year Futures	June 2018	97,515	96,284	(1,231)
84	AUD	Australian Bond 3 Year Futures	June 2018	7,016,455	7,014,018	(2,437)
6	EUR	3 Month EURIBOR Futures	December 2018	1,816,839	1,816,924	85
15	EUR	3 Month EURIBOR Futures	March 2019	4,539,895	4,540,726	831
19	EUR	3 Month EURIBOR Futures	June 2019	5,745,657	5,747,284	1,627
18	EUR	3 Month EURIBOR Futures	September 2019	5,438,101	5,439,361	1,260
16	EUR	3 Month EURIBOR Futures	December 2019	4,829,140	4,830,157	1,017
9	EUR	3 Month EURIBOR Futures	March 2020	2,713,897	2,714,246	349
12	EUR	German Euro BOBL Futures	June 2018	1,899,601	1,898,346	(1,255)
5	EUR	German Euro BOBL Futures*	June 2018	791,048	790,978	(70)
13	EUR	German Euro Schatz Futures	June 2018	1,757,511	1,756,931	(580)
17	EUR	German Euro Schatz Futures*	June 2018	2,298,571	2,297,525	(1,046)
90	EUR	Italian Government Bond Futures	June 2018	14,646,375	15,108,159	461,784
21	EUR	Italian Government Bond Futures*	June 2018	3,493,204	3,525,237	32,033
17	EUR	Mid-Term Euro-OAT Futures*	June 2018	3,165,363	3,157,595	(7,768)
90	GBP	United Kingdom Long Gilt Bond Futures	June 2018	14,930,408	15,148,374	217,966
3	JPY	Japan Government Bond 10 Year Futures	June 2018	4,138,529	4,133,919	(4,610)
2	JPY	Japan Government Bond 10 Year Futures*	June 2018	2,762,217	2,755,946	(6,271)
				124,803,727	125,003,898	200,171

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
53	USD	Ultra Long US Treasury Bond Futures	June 2018	(8,187,405)	(8,327,624)	(140,219)
9	USD	Ultra Long US Treasury Bond Futures*	June 2018	(1,401,159)	(1,414,126)	(12,967)
147	USD	US Long Bond Futures	June 2018	(20,976,815)	(21,145,031)	(168,216)
19	USD	US Long Bond Futures*	June 2018	(2,716,406)	(2,733,031)	(16,625)
85	USD	US Treasury Note 10 Year Futures	June 2018	(10,140,728)	(10,168,125)	(27,397)
58	USD	US Treasury Note 10 Year Futures*	June 2018	(6,956,824)	(6,938,250)	18,574
5	USD	US Treasury Note 2 Year Futures	June 2018	(1,060,152)	(1,060,235)	(83)
63	USD	US Treasury Note 2 Year Futures*	June 2018	(13,384,435)	(13,358,953)	25,482
52	USD	US Treasury Note 5 Year Futures	June 2018	(5,895,778)	(5,902,406)	(6,628)
103	USD	US Treasury Note 5 Year Futures*	June 2018	(11,731,301)	(11,691,305)	39,996
Index futures sell contracts:
14	AUD	ASX SPI 200 Index Futures	June 2018	(1,557,048)	(1,572,026)	(14,978)
7	CAD	S&P TSX 60 Index Futures	June 2018	(979,554)	(1,003,045)	(23,491)
2	CHF	Swiss Market Index Futures*	June 2018	(172,307)	(178,345)	(6,038)
1	EUR	DAX Index Futures	June 2018	(358,704)	(380,726)	(22,022)
424	EUR	EURO STOXX 50 Index Futures	June 2018	(16,991,266)	(17,787,653)	(796,387)
4	EUR	IBEX 35 Index Futures	May 2018	(472,760)	(481,755)	(8,995)
93	GBP	FTSE 100 Index Futures	June 2018	(9,110,132)	(9,551,265)	(441,133)
2	HKD	Hang Seng Index Futures	May 2018	(388,194)	(390,704)	(2,510)
30	SEK	OMX 30 Index Futures	May 2018	(521,842)	(536,164)	(14,322)
2	USD	Dow Jones E-Mini Index Futures	June 2018	(242,779)	(241,310)	1,469
1	USD	MSCI Taiwan Index Futures	May 2018	(38,971)	(39,350)	(379)
78	USD	MSCI World Index Futures	June 2018	(4,663,152)	(4,657,380)	5,772
207	USD	Russell 2000 Mini Index Futures	June 2018	(16,504,211)	(15,978,330)	525,881
35	USD	S&P 500 E-Mini Index Futures	June 2018	(4,695,301)	(4,632,250)	63,051
5	USD	SGX FTSE China A50 Index Futures	May 2018	(63,049)	(61,838)	1,211

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures sell contracts:

20	AUD	Australian Bond 3 Year Futures	June 2018	(1,666,652)	(1,670,004)	(3,352)
7	CAD	Canada Government Bond 10 Year Futures*	June 2018	(715,434)	(715,541)	(107)
7	CAD	Canadian Bankers Acceptance Futures	September 2018	(1,335,084)	(1,335,585)	(501)
6	CAD	Canadian Bankers Acceptance Futures	December 2018	(1,142,447)	(1,142,802)	(355)
2	CHF	3 month Euroswiss Interest Rate Futures	September 2018	(508,072)	(508,073)	(1)
1	CHF	3 month Euroswiss Interest Rate Futures	December 2018	(253,893)	(253,910)	(17)
1	CHF	3 month Euroswiss Interest Rate Futures	March 2019	(253,644)	(253,708)	(64)
7	EUR	3 Month EURIBOR Futures	September 2018	(2,119,844)	(2,120,062)	(218)
85	EUR	German Euro BOBL Futures	June 2018	(13,386,082)	(13,446,622)	(60,540)
108	EUR	German Euro Bund Futures	June 2018	(20,506,308)	(20,702,992)	(196,684)
21	GBP	90-Day Sterling Pound Futures	September 2018	(3,579,379)	(3,583,118)	(3,739)
20	GBP	90-Day Sterling Pound Futures	December 2018	(3,406,102)	(3,409,740)	(3,638)
19	GBP	90-Day Sterling Pound Futures	March 2019	(3,233,163)	(3,236,637)	(3,474)
24	GBP	90-Day Sterling Pound Futures	June 2019	(4,081,290)	(4,085,080)	(3,790)
20	GBP	90-Day Sterling Pound Futures	September 2019	(3,398,337)	(3,401,824)	(3,487)
20	GBP	90-Day Sterling Pound Futures	December 2019	(3,396,343)	(3,399,071)	(2,728)
16	GBP	90-Day Sterling Pound Futures	March 2020	(2,715,592)	(2,717,605)	(2,013)
4	GBP	United Kingdom Long Gilt Bond Futures	June 2018	(670,630)	(673,261)	(2,631)
3	GBP	United Kingdom Long Gilt Bond Futures*	June 2018	(501,695)	(504,946)	(3,251)
47	USD	90-Day Eurodollar Futures	September 2018	(11,513,286)	(11,457,425)	55,861
42	USD	90-Day Eurodollar Futures	December 2018	(10,271,729)	(10,222,275)	49,454
39	USD	90-Day Eurodollar Futures	March 2019	(9,524,684)	(9,481,388)	43,296
38	USD	90-Day Eurodollar Futures	June 2019	(9,280,053)	(9,229,250)	50,803
38	USD	90-Day Eurodollar Futures	September 2019	(9,270,737)	(9,223,550)	47,187
36	USD	90-Day Eurodollar Futures	December 2019	(8,771,359)	(8,732,700)	38,659
32	USD	90-Day Eurodollar Futures	March 2020	(7,767,653)	(7,760,800)	6,853
				(272,479,765)	(273,499,196)	(1,019,431)
						(819,260)

* Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

**Exposure to Futures Contracts is achieved through the use of a swap contract with Goldman Sachs.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
ANZ	AUD	34,053,246	USD	26,180,650	06/08/18	541,770
ANZ	CAD	5,133,423	USD	3,980,194	06/08/18	(21,212)
ANZ	CAD	4,854,359	USD	3,803,701	06/08/18	19,820
ANZ	GBP	7,466,562	USD	10,558,494	06/08/18	262,049
ANZ	JPY	422,553,316	USD	3,980,194	06/08/18	105,679
ANZ	NZD	19,048,374	USD	13,656,033	06/08/18	255,289
ANZ	USD	14,226,609	AUD	18,347,363	06/08/18	(412,777)
ANZ	USD	3,920,510	CAD	4,957,081	06/08/18	(56,560)
ANZ	USD	4,126,096	NZD	5,716,477	06/08/18	(104,491)
ANZ	USD	7,900,500	SEK	68,697,060	06/08/18	(34,415)
BB	AUD	15,796,943	USD	12,238,257	06/20/18	343,906
BB	CAD	13,949,590	USD	10,776,853	06/20/18	(100,147)
BB	CAD	2,625,376	USD	2,060,214	06/20/18	13,112
BB	CHF	715,000	USD	750,931	07/23/18	24,247
BB	DKK	1,360,000	USD	224,525	08/02/18	2,499
BB	EUR	1,004,209	USD	1,233,192	06/20/18	16,090
BB	GBP	1,265,700	USD	1,772,553	06/05/18	27,436
BB	GBP	220,000	USD	312,477	06/11/18	9,045
BB	GBP	5,654,844	USD	7,966,461	06/20/18	163,156
BB	JPY	446,593,790	USD	4,112,785	06/20/18	14,017
BB	KRW	640,000,000	USD	597,974	06/21/18	(2,077)
BB	MXN	2,700,000	USD	140,959	08/02/18	(1,377)
BB	MYR	420,000	USD	106,691	05/02/18	(356)
BB	MYR	420,000	USD	107,610	08/02/18	806
BB	NOK	196,004,782	USD	25,166,988	06/20/18	692,653
BB	NZD	13,311,118	USD	9,641,997	06/20/18	277,417
BB	SEK	2,500,000	EUR	242,827	05/03/18	7,740
BB	SEK	73,999,695	USD	8,875,618	06/20/18	393,655
BB	SGD	21,105,346	USD	16,056,294	06/20/18	123,195
BB	SGD	2,507,581	USD	1,890,908	06/20/18	(2,145)
BB	USD	25,535,662	AUD	32,842,124	06/20/18	(807,094)
BB	USD	3,079,960	CAD	3,908,643	06/20/18	(32,250)
BB	USD	7,381,639	CAD	9,501,423	06/20/18	26,964
BB	USD	238,269	COP	684,000,000	06/27/18	5,036
BB	USD	222,902	DKK	1,360,000	05/02/18	(2,470)
BB	USD	605,492	EUR	490,000	05/02/18	(13,768)
BB	USD	16,920,673	EUR	13,562,166	06/20/18	(483,301)
BB	USD	41,694,308	GBP	29,581,748	06/20/18	(873,484)
BB	USD	159,819	GBP	116,105	06/20/18	398
BB	USD	2,745,721	JPY	298,100,000	05/15/18	(16,628)
BB	USD	12,270,915	JPY	1,295,940,912	06/20/18	(376,970)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	USD	143,018	MXN	2,700,000	05/02/18	1,351
BB	USD	107,775	MYR	420,000	05/02/18	(728)
BB	USD	206,378	MYR	809,000	06/07/18	(426)
BB	USD	275,009	MYR	1,076,000	06/27/18	(1,230)
BB	USD	7,409,164	NOK	57,446,491	06/20/18	(236,050)
BB	USD	4,376,608	NZD	6,046,378	06/20/18	(122,887)
BB	USD	352,045	RUB	20,250,000	06/27/18	(32,565)
BB	USD	29,478,298	SEK	241,910,673	06/20/18	(1,750,112)
BB	USD	4,493,211	SGD	5,890,868	06/20/18	(46,007)
BNP	AUD	1,480,000	USD	1,173,530	05/02/18	59,312
BNP	EUR	251,269	SEK	2,467,000	05/07/18	(21,705)
BNP	EUR	2,655,766	USD	3,275,477	06/11/18	59,139
BNP	GBP	486,429	USD	686,018	06/11/18	15,116
BNP	HKD	10,500,000	USD	1,344,779	06/11/18	5,658
BNP	INR	13,500,000	USD	209,267	05/02/18	6,989
BNP	INR	13,500,000	USD	200,887	08/02/18	532
BNP	JPY	620,911,334	USD	5,855,560	05/16/18	170,787
BNP	JPY	680,335,470	USD	6,464,674	08/16/18	194,788
BNP	KRW	2,825,000,000	USD	2,657,124	05/04/18	12,078
BNP	KRW	1,192,500,000	USD	1,121,340	05/31/18	4,098
BNP	KRW	2,825,000,000	USD	2,630,159	07/11/18	(20,714)
BNP	SEK	7,500,000	EUR	729,003	05/03/18	23,852
BNP	SEK	2,500,000	EUR	239,682	05/15/18	3,937
BNP	TWD	220,752,391	USD	7,658,100	07/19/18	155,216
BNP	USD	147,129	CZK	3,025,000	06/27/18	(3,970)
BNP	USD	494,657	GBP	351,000	06/05/18	(10,707)
BNP	USD	1,455,576	GBP	1,033,200	06/08/18	(30,785)
BNP	USD	193,563	GBP	137,375	06/12/18	(4,080)
BNP	USD	203,313	INR	13,500,000	05/02/18	(1,036)
BNP	USD	3,563,100	INR	231,084,851	05/16/18	(105,495)
BNP	USD	223,912	INR	14,720,000	06/07/18	(4,189)
BNP	USD	4,578,215	INR	301,200,000	06/12/18	(84,549)
BNP	USD	6,464,674	JPY	684,733,711	05/16/18	(195,573)
BNP	USD	2,623,766	KRW	2,825,000,000	05/04/18	21,280

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BNP	USD	341,549	MXN	6,340,000	07/17/18	(6,499)
BNP	USD	161,478	PEN	526,500	06/07/18	208
BNP	USD	370,759	RUB	21,200,000	06/07/18	(35,534)
BNP	USD	381,927	THB	11,940,000	06/07/18	(3,238)
BNP	USD	557,394	THB	17,370,000	06/27/18	(6,169)
BOA	CAD	480,000	USD	385,177	05/02/18	11,323
BOA	DKK	1,360,000	USD	225,436	05/02/18	5,004
BOA	EUR	2,421,741	SEK	23,700,000	05/03/18	(217,979)
BOA	IDR	1,300,000,000	USD	96,906	05/02/18	3,465
BOA	IDR	1,300,000,000	USD	91,938	08/02/18	(541)
BOA	SEK	4,100,000	EUR	393,006	05/07/18	6,373
BOA	SEK	1,000,000	EUR	95,921	05/15/18	1,633
BOA	SEK	2,400,000	USD	300,401	05/02/18	26,324
BOA	TWD	8,775,000	USD	302,326	06/12/18	4,949
BOA	USD	446,068	BRL	1,459,000	06/07/18	(30,974)
BOA	USD	962,560	BRL	3,170,000	06/27/18	(62,496)
BOA	USD	379,552	COP	1,087,000,000	06/07/18	7,333
BOA	USD	93,157	IDR	1,300,000,000	05/02/18	285
BOA	USD	845,911	IDR	11,770,000,000	06/27/18	(5,033)
BOA	USD	314,135	INR	20,680,000	06/27/18	(6,081)
CITI	AUD	9,758,848	USD	7,650,000	05/16/18	302,876
CITI	AUD	14,800,000	USD	11,466,176	06/20/18	322,475
CITI	AUD	4,167,768	USD	3,200,000	08/16/18	60,528
CITI	BRL	2,400,000	USD	722,892	06/11/18	40,353
CITI	BRL	5,705,000	USD	1,693,723	06/20/18	72,746
CITI	CAD	5,086,929	USD	3,950,200	06/08/18	(14,964)
CITI	CAD	3,122,374	USD	2,458,416	06/20/18	23,787
CITI	CAD	5,619,626	USD	4,343,050	06/20/18	(38,776)
CITI	CHF	3,720,407	USD	3,852,952	06/08/18	87,404
CITI	CHF	91,000	USD	96,953	06/20/18	4,742
CITI	CHF	2,662,500	USD	2,797,217	07/19/18	92,157
CITI	CHF	220,000	USD	226,813	08/02/18	3,021
CITI	CLP	118,535,000	USD	195,995	06/20/18	2,765
CITI	COP	324,399,000	USD	114,856	06/20/18	(558)
CITI	COP	133,513,000	USD	47,817	06/20/18	315
CITI	EUR	244,810	SEK	2,400,000	05/07/18	(21,557)
CITI	EUR	609,014	SEK	6,000,000	05/15/18	(50,274)
CITI	EUR	15,000,000	USD	18,565,475	05/16/18	434,828
CITI	EUR	5,004,000	USD	6,199,613	06/20/18	134,753
CITI	GBP	1,328,400	USD	1,843,450	06/12/18	11,167
CITI	GBP	2,869,000	USD	4,005,306	06/20/18	46,279

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	GBP	1,477,000	USD	2,035,852	06/20/18	(2,309)
CITI	HKD	2,203,000	USD	282,041	06/20/18	1,032
CITI	HKD	21,000	USD	2,679	06/20/18	—
CITI	HUF	120,809,000	USD	477,232	06/20/18	10,803
CITI	IDR	9,722,649,088	USD	701,493	06/20/18	6,319
CITI	IDR	378,887,008	USD	27,011	06/20/18	(79)
CITI	ILS	2,090,000	USD	597,363	06/20/18	14,967
CITI	INR	233,026,740	USD	3,563,100	05/16/18	76,440
CITI	INR	59,493,000	USD	901,047	06/20/18	14,190
CITI	INR	6,032,000	USD	89,738	06/20/18	(181)
CITI	JPY	84,000,000	USD	764,711	05/02/18	(3,676)
CITI	JPY	795,693,802	USD	7,482,645	05/16/18	197,647
CITI	JPY	1,016,213,212	USD	9,644,713	06/08/18	326,757
CITI	JPY	262,000,000	USD	2,502,799	06/11/18	99,885
CITI	JPY	886,496,000	USD	8,299,203	06/20/18	163,081
CITI	JPY	136,970,000	USD	1,256,780	06/20/18	(310)
CITI	JPY	121,000,000	USD	1,119,295	08/02/18	5,349
CITI	KRW	1,306,500,000	USD	1,210,170	06/11/18	(14,322)
CITI	KRW	3,060,497,968	USD	2,848,808	06/20/18	(20,547)
CITI	KRW	842,068,000	USD	789,968	06/20/18	492
CITI	MXN	2,700,000	USD	140,891	05/02/18	(3,478)
CITI	MXN	3,300,000	USD	172,159	06/20/18	(2,970)
CITI	MXN	13,089,000	USD	715,380	06/20/18	20,759
CITI	NOK	16,623,000	USD	2,115,056	06/20/18	39,408
CITI	NZD	6,057,000	USD	4,330,633	06/20/18	69,438
CITI	PHP	34,400,000	USD	655,300	06/20/18	(7,856)
CITI	PLN	1,357,000	USD	395,857	06/20/18	8,968
CITI	SEK	3,700,000	EUR	358,916	05/03/18	10,891
CITI	SEK	2,067,000	EUR	199,280	05/07/18	4,599
CITI	SEK	2,500,000	EUR	239,840	05/15/18	4,129
CITI	SEK	2,100,000	EUR	201,844	05/18/18	3,925
CITI	SEK	31,877,000	USD	3,897,209	06/20/18	243,417
CITI	SEK	2,400,000	USD	284,265	08/02/18	8,220
CITI	SGD	674,000	USD	510,452	06/20/18	1,629
CITI	SGD	116,000	USD	87,463	06/20/18	(109)
CITI	SGD	450,000	USD	340,983	08/02/18	901
CITI	TRY	14,844,000	USD	3,662,443	06/20/18	62,688
CITI	TRY	8,496,000	USD	2,033,074	06/20/18	(27,255)
CITI	TWD	185,130,462	USD	6,373,100	05/16/18	110,456
CITI	TWD	32,077,000	USD	1,100,233	06/20/18	12,492
CITI	TWD	7,598,000	USD	256,891	06/20/18	(759)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	TWD	183,953,158	USD	6,373,100	08/16/18	106,657
CITI	USD	160,311	ARS	3,405,000	06/07/18	262
CITI	USD	9,644,713	AUD	12,401,633	06/08/18	(307,454)
CITI	USD	2,414,090	AUD	3,142,000	06/20/18	(48,311)
CITI	USD	2,946,448	BRL	9,700,000	06/11/18	(187,855)
CITI	USD	934,822	BRL	3,092,000	06/20/18	(56,285)
CITI	USD	29,821	BRL	105,000	06/20/18	13
CITI	USD	732,929	CAD	941,000	06/20/18	803
CITI	USD	5,341,591	CAD	6,769,000	06/20/18	(63,558)
CITI	USD	224,985	CHF	220,000	05/02/18	(2,987)
CITI	USD	69,829	CHF	66,000	06/20/18	(2,952)
CITI	USD	602,442	CLP	359,285,008	06/20/18	(16,756)
CITI	USD	408,419	COP	1,174,894,000	06/20/18	9,591
CITI	USD	3,852,952	EUR	3,107,731	06/08/18	(90,206)
CITI	USD	23,469,587	EUR	18,919,000	06/20/18	(539,721)
CITI	USD	5,536,967	GBP	3,998,604	06/08/18	(22,862)
CITI	USD	712,812	GBP	505,725	06/12/18	(15,257)
CITI	USD	12,378,828	GBP	8,776,000	06/20/18	(268,538)
CITI	USD	1,487,624	GBP	1,055,000	06/22/18	(31,632)
CITI	USD	291,838	HKD	2,281,000	06/20/18	(878)
CITI	USD	396,688	HUF	99,568,000	06/20/18	(12,269)
CITI	USD	642,235	IDR	8,850,000,000	06/07/18	(8,502)
CITI	USD	345,637	IDR	4,786,505,792	06/20/18	(3,399)
CITI	USD	46,402	IDR	651,560,000	06/20/18	185
CITI	USD	606,312	ILS	2,090,000	06/20/18	(23,913)
CITI	USD	1,456,055	INR	94,000,000	05/10/18	(48,659)
CITI	USD	387,331	INR	25,541,028	06/20/18	(6,592)
CITI	USD	4,848,100	INR	318,978,316	07/19/18	(107,287)
CITI	USD	3,563,100	INR	235,431,833	08/16/18	(74,231)
CITI	USD	1,112,145	JPY	121,000,000	05/02/18	(5,302)
CITI	USD	1,411,263	JPY	147,735,000	06/11/18	(56,322)
CITI	USD	1,399,746	JPY	147,735,000	06/13/18	(44,595)
CITI	USD	10,098,555	JPY	1,065,391,008	06/20/18	(320,564)
CITI	USD	1,533,651	KRW	1,625,935,024	06/20/18	(9,263)
CITI	USD	2,987,886	KRW	3,212,776,080	06/20/18	24,235
CITI	USD	453,057	MXN	8,655,000	06/07/18	7,195
CITI	USD	337,427	MXN	6,348,750	06/20/18	(503)
CITI	USD	2,254,325	MXN	42,912,250	06/20/18	22,990
CITI	USD	353,113	MXN	6,690,000	06/27/18	1,530
CITI	USD	3,082,572	NOK	23,905,000	06/20/18	(97,651)
CITI	USD	10,164,499	NZD	13,910,000	06/20/18	(378,598)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
CITI	USD	112,512	PEN	365,000	07/17/18	(551)
CITI	USD	379,180	PHP	19,898,000	06/20/18	4,412
CITI	USD	1,104,383	PLN	3,742,000	06/20/18	(37,517)
CITI	USD	203,863	RON	771,500	06/07/18	(3,994)
CITI	USD	333,395	RON	1,260,000	06/27/18	(6,937)
CITI	USD	282,221	SEK	2,400,000	05/02/18	(8,144)
CITI	USD	3,950,200	SEK	33,598,031	06/08/18	(103,092)
CITI	USD	1,519,463	SEK	12,917,000	06/20/18	(38,896)
CITI	USD	340,284	SGD	450,000	05/02/18	(918)
CITI	USD	1,592,559	SGD	2,090,000	06/20/18	(14,753)
CITI	USD	213,826	TRY	837,000	06/07/18	(10,036)
CITI	USD	2,362,258	TRY	9,353,000	06/20/18	(94,103)
CITI	USD	855,166	TRY	3,549,000	06/20/18	5,487
CITI	USD	270,744	TRY	1,067,000	06/27/18	(12,545)
CITI	USD	6,373,100	TWD	185,584,672	05/16/18	(95,093)
CITI	USD	722,113	TWD	20,911,000	06/20/18	(13,014)
CITI	USD	170,929	ZAR	2,100,000	05/02/18	(2,458)
CITI	USD	495,568	ZAR	5,865,000	06/07/18	(27,257)
CITI	USD	1,823,891	ZAR	21,796,000	06/20/18	(86,386)
CITI	ZAR	4,414,000	USD	355,062	06/20/18	3,192
CITI	ZAR	1,186,000	USD	94,544	06/20/18	—
CITI	ZAR	2,100,000	USD	168,896	08/02/18	2,395
DB	CHF	220,000	USD	231,509	05/02/18	9,511
DB	EUR	132,586	SEK	1,300,000	05/07/18	(11,653)
DB	EUR	7,675,000	USD	9,463,720	05/02/18	195,393
DB	EUR	580,000	USD	716,070	06/11/18	13,645
DB	EUR	3,256,000	USD	4,026,018	06/20/18	79,740
DB	EUR	1,300,000	USD	1,613,333	06/27/18	36,794
DB	EUR	7,185,000	USD	8,836,551	08/02/18	98,473
DB	JPY	38,000,000	USD	349,888	08/02/18	53
DB	KRW	1,287,000,000	USD	1,196,286	06/06/18	(9,707)
DB	KRW	1,306,500,000	USD	1,215,349	06/18/18	(9,463)
DB	KRW	660,000,000	USD	616,247	06/21/18	(2,556)
DB	PLN	1,678,000	USD	490,293	06/20/18	11,886
DB	RUB	7,900,000	USD	138,148	05/04/18	12,712
DB	RUB	7,900,000	USD	126,621	08/02/18	2,534
DB	SEK	5,000,000	EUR	485,548	05/03/18	15,353
DB	SEK	4,234,000	EUR	407,065	05/18/18	8,046
DB	USD	8,773,683	EUR	7,185,000	05/02/18	(97,079)
DB	USD	33,222	EUR	26,813	05/18/18	(809)
DB	USD	260,018	EUR	209,000	06/20/18	(6,710)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
DB	USD	240,743	HUF	60,800,000	06/07/18	(6,220)
DB	USD	409,035	HUF	102,900,000	06/27/18	(11,550)
DB	USD	364,526	PLN	1,247,000	06/20/18	(9,000)
DB	USD	127,935	RUB	7,900,000	05/04/18	(2,499)
DB	USD	538,588	SEK	4,443,000	06/20/18	(29,325)
DB	USD	582,992	ZAR	7,010,000	06/27/18	(24,672)
GSI	AUD	18,274,310	USD	14,052,459	06/08/18	293,629
GSI	CAD	5,232,656	USD	4,007,364	06/08/18	(71,391)
GSI	CAD	10,119,630	USD	8,058,763	06/08/18	170,704
GSI	CHF	3,865,721	USD	3,950,244	06/08/18	37,619
GSI	EUR	1,932,242	USD	2,400,000	05/16/18	64,480
GSI	EUR	12,804,748	USD	15,904,923	06/08/18	401,321
GSI	EUR	15,320,000	USD	19,042,372	08/16/18	389,726
GSI	GBP	11,762,595	USD	16,563,497	06/08/18	342,790
GSI	GBP	4,230,000	USD	5,847,983	08/16/18	(5,479)
GSI	GBP	820,000	USD	1,149,216	08/16/18	14,502
GSI	INR	234,477,018	USD	3,573,800	06/20/18	78,465
GSI	JPY	1,743,474,942	USD	16,433,932	06/08/18	447,502
GSI	NOK	184,485,765	USD	23,578,986	06/08/18	554,273
GSI	NZD	5,533,425	USD	3,970,697	06/08/18	77,871
GSI	SEK	67,726,135	USD	7,900,487	06/08/18	145,576
GSI	TWD	183,438,493	USD	6,383,800	09/20/18	116,367
GSI	USD	8,058,763	AUD	10,335,723	06/08/18	(276,939)
GSI	USD	3,929,253	CAD	4,972,285	06/08/18	(53,452)
GSI	USD	4,192,491	CAD	5,383,517	06/08/18	3,858
GSI	USD	11,987,760	CHF	11,589,768	06/08/18	(257,369)
GSI	USD	19,567,847	EUR	15,846,230	05/16/18	(414,354)
GSI	USD	16,457,984	EUR	13,263,347	06/08/18	(399,123)
GSI	USD	22,130,859	GBP	15,827,372	06/08/18	(304,795)
GSI	USD	3,573,800	INR	236,789,267	09/19/18	(77,465)
GSI	USD	5,090,500	JPY	544,762,911	05/16/18	(102,906)
GSI	USD	25,692,758	JPY	2,717,853,072	06/08/18	(771,970)
GSI	USD	8,141,497	NOK	63,447,354	06/08/18	(222,962)
GSI	USD	6,383,800	TWD	185,130,200	06/20/18	(105,973)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
HSBC	RUB	21,200,000	USD	370,889	06/07/18	35,664
HSBC	USD	375,268	RUB	21,200,000	06/07/18	(40,043)
JPMCB	AUD	5,170,402	USD	3,980,000	06/08/18	87,175
JPMCB	AUD	1,480,000	USD	1,126,372	08/02/18	11,666
JPMCB	CAD	10,404,466	USD	7,960,388	06/08/18	(149,695)
JPMCB	CAD	1,230,000	USD	958,130	06/11/18	(710)
JPMCB	CAD	480,000	USD	374,746	08/02/18	108
JPMCB	CHF	41,705,981	USD	44,338,513	06/08/18	2,126,497
JPMCB	CHF	770,000	USD	829,934	06/11/18	50,368
JPMCB	CHF	2,512,500	USD	2,635,034	07/25/18	81,026
JPMCB	EUR	7,230,775	USD	8,947,094	05/16/18	207,185
JPMCB	EUR	26,814,153	USD	33,185,598	06/08/18	719,831
JPMCB	EUR	1,750,000	USD	2,169,178	06/11/18	49,792
JPMCB	EUR	1,798,000	USD	2,237,454	07/17/18	53,509
JPMCB	EUR	2,500,000	USD	3,047,073	08/16/18	3,233
JPMCB	GBP	2,756,000	USD	3,861,278	06/07/18	60,945
JPMCB	GBP	12,912,730	USD	18,102,649	06/08/18	295,897
JPMCB	GBP	1,965,000	USD	2,720,835	06/11/18	10,631
JPMCB	JPY	338,989,179	USD	3,191,460	05/16/18	87,833
JPMCB	JPY	1,194,075,924	USD	11,212,815	06/08/18	263,985
JPMCB	KRW	1,192,500,000	USD	1,123,993	05/31/18	6,751
JPMCB	NOK	1,000,000	USD	127,420	05/02/18	2,767
JPMCB	NOK	1,000,000	USD	127,200	08/02/18	2,122
JPMCB	SEK	2,500,000	EUR	242,827	05/03/18	7,741
JPMCB	SEK	198,080,881	USD	23,856,640	06/08/18	1,175,595
JPMCB	SGD	450,000	USD	341,678	05/02/18	2,311
JPMCB	TWD	185,372,784	USD	6,383,800	06/20/18	97,747
JPMCB	USD	83,176	ARS	1,780,000	06/27/18	(286)
JPMCB	USD	69,444	ARS	1,475,000	07/17/18	(1,654)
JPMCB	USD	1,125,864	AUD	1,480,000	05/02/18	(11,646)
JPMCB	USD	11,033,977	AUD	14,269,378	06/08/18	(290,482)
JPMCB	USD	373,982	CAD	480,000	05/02/18	(128)
JPMCB	USD	4,019,499	CAD	5,133,423	06/08/18	(18,094)
JPMCB	USD	7,960,388	CAD	10,253,605	06/08/18	32,101
JPMCB	USD	28,385,425	CHF	26,633,165	06/08/18	(1,429,111)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
JPMCB	USD	236,784	COP	658,000,000	07/17/18	(2,862)
JPMCB	USD	148,398	EUR	119,928	05/03/18	(3,573)
JPMCB	USD	45,130	EUR	36,379	05/07/18	(1,187)
JPMCB	USD	41,585	EUR	33,572	05/15/18	(1,009)
JPMCB	USD	7,949,118	EUR	6,418,369	06/08/18	(177,950)
JPMCB	USD	1,289,701	GBP	914,700	06/05/18	(28,535)
JPMCB	USD	3,891,079	GBP	2,821,988	06/08/18	464
JPMCB	USD	24,826,588	GBP	17,877,347	06/08/18	(173,591)
JPMCB	USD	966,518	GBP	685,300	06/12/18	(21,273)
JPMCB	USD	3,573,800	INR	235,127,450	06/20/18	(68,769)
JPMCB	USD	5,090,500	JPY	544,880,604	05/16/18	(101,829)
JPMCB	USD	1,373,377	JPY	145,530,000	06/06/18	(39,178)
JPMCB	USD	37,078,110	JPY	3,926,230,336	06/08/18	(1,077,359)
JPMCB	USD	122,331	JPY	13,000,000	07/24/18	(2,725)
JPMCB	USD	126,775	NOK	1,000,000	05/02/18	(2,123)
JPMCB	USD	3,976,515	NOK	30,696,605	06/08/18	(145,431)
JPMCB	USD	110,176	PEN	360,000	06/27/18	307
JPMCB	USD	7,900,500	SEK	66,928,003	06/08/18	(236,979)
JPMCB	ZAR	2,100,000	USD	170,790	05/02/18	2,318
MSCI	AUD	13,509,440	USD	10,445,252	06/20/18	273,282
MSCI	CAD	34,821,010	USD	26,841,192	06/20/18	(310,011)
MSCI	CAD	7,198,631	USD	5,626,346	06/20/18	13,312
MSCI	EUR	12,657,037	USD	15,652,505	06/20/18	312,152
MSCI	GBP	16,806,170	USD	23,469,207	06/20/18	277,822
MSCI	JPY	1,747,968,519	USD	16,505,367	06/20/18	462,788
MSCI	NOK	233,892,770	USD	30,056,848	06/20/18	851,589
MSCI	NZD	29,252,217	USD	21,301,907	06/20/18	722,518
MSCI	SEK	518,670,393	USD	63,138,351	06/20/18	3,687,526
MSCI	SGD	38,973,015	USD	29,695,618	06/20/18	273,646
MSCI	USD	20,330,174	AUD	26,233,935	06/20/18	(577,261)
MSCI	USD	746,675	CAD	966,206	06/20/18	6,711
MSCI	USD	3,844,656	CAD	4,925,245	06/20/18	(4,265)
MSCI	USD	32,606,365	EUR	26,293,064	06/20/18	(739,120)
MSCI	USD	29,906,283	GBP	21,030,954	06/20/18	(884,980)
MSCI	USD	40,284,343	JPY	4,254,422,905	06/20/18	(1,237,919)
MSCI	USD	16,119,974	NOK	125,473,900	06/20/18	(452,547)
MSCI	USD	33,061,759	NZD	45,735,647	06/20/18	(886,019)
MSCI	USD	15,785,350	SEK	131,998,513	06/20/18	(655,470)
MSCI	USD	17,128,961	SGD	22,440,527	06/20/18	(187,891)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
RBS	EUR	635,721	SEK	6,334,000	05/18/18	(44,384)
RBS	GBP	1,055,000	USD	1,477,188	06/22/18	21,196
RBS	JPY	37,000,000	USD	347,740	05/02/18	9,284
RBS	KRW	175,000,000	USD	163,776	06/11/18	(239)
RBS	SEK	2,500,000	EUR	242,693	05/03/18	7,578
RBS	SEK	1,800,000	USD	219,610	06/11/18	13,450
RBS	USD	88,854	CZK	1,818,000	06/07/18	(2,924)
RBS	USD	3,018,620	JPY	329,000,000	05/17/18	(6,261)
RBS	USD	648,160	KRW	700,000,000	06/11/18	7,902
SG	AUD	9,946,403	USD	7,650,000	08/16/18	157,632
SG	EUR	3,264,244	USD	3,961,715	06/08/18	9,467
SG	EUR	8,284,537	USD	10,300,000	08/16/18	213,281
SG	GBP	93,622	USD	129,903	06/08/18	798
SG	JPY	135,606,347	USD	1,274,080	05/16/18	32,532
SG	NZD	3,075,240	USD	2,220,492	06/08/18	57,027
SG	USD	7,650,000	AUD	9,950,408	05/16/18	(158,656)
SG	USD	11,850,700	CAD	15,220,138	06/08/18	13,108
SG	USD	10,300,000	EUR	8,343,912	05/16/18	(214,632)
SG	USD	3,950,200	SEK	34,169,546	06/08/18	(37,652)
						278,703

Variance swap agreements

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.40	—	(11,652)	(11,652)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.55	—	(13,168)	(13,168)
BNP	EUR	12	12/20/19	Receive	DJ Euro Stoxx 50	21.60	—	(34,025)	(34,025)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	21.65	—	(7,450)	(7,450)
BNP	EUR	4	12/20/19	Receive	DJ Euro Stoxx 50	21.70	—	(11,062)	(11,062)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	22.05	—	(8,686)	(8,686)
BNP	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	22.50	—	(5,986)	(5,986)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	22.70	—	(10,328)	(10,328)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	GBP	10	12/21/18	Pay	FTSE 100 Index	20.15	—	90,135	90,135
BNP	HKD	95	12/28/18	Receive	Hang Seng China Enterprises Index	25.15	—	(41,991)	(41,991)
BNP	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	25.45	—	(18,255)	(18,255)
BNP	HKD	23	12/28/18	Receive	Hang Seng China Enterprises Index	27.70	—	(10,395)	(10,395)
BNP	HKD	97	12/28/18	Receive	Hang Seng China Enterprises Index	29.30	—	(91,136)	(91,136)
BNP	HKD	23	12/30/19	Receive	Hang Seng China Enterprises Index	26.35	—	(1,247)	(1,247)
BNP	JPY	999	12/14/18	Receive	Nikkei 225 Index	19.85	—	(15,168)	(15,168)
BNP	KRW	1,860	12/13/18	Receive	Kospi 200 Index	21.90	—	(7,927)	(7,927)
BNP	USD	9	12/21/18	Pay	S&P 500 Index	17.15	—	6,670	6,670
BNP	USD	12	12/21/18	Pay	S&P 500 Index	17.75	—	27,424	27,424
BNP	USD	5	12/21/18	Pay	S&P 500 Index	18.05	—	12,269	12,269
BNP	USD	3	12/21/18	Pay	S&P 500 Index	20.20	—	5,840	5,840
BNP	USD	2	12/21/18	Pay	S&P 500 Index	21.60	—	4,588	4,588
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.05	—	(957)	(957)
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.30	—	(740)	(740)
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.40	—	(680)	(680)
BNP	USD	8	12/20/19	Pay	S&P 500 Index	19.50	—	71	71
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.70	—	873	873
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.80	—	1,054	1,054
BNP	USD	5	12/20/19	Pay	S&P 500 Index	20.20	—	3,537	3,537
BNP	USD	7	12/20/19	Pay	S&P 500 Index	20.30	—	6,126	6,126
BNP	USD	2	12/20/19	Pay	S&P 500 Index	20.75	—	2,460	2,460
BNP	USD	3	12/20/19	Pay	S&P 500 Index	21.00	—	4,566	4,566
DB	USD	1	12/20/19	Receive	DJ Euro Stoxx 50	21.50	—	(3,438)	(3,438)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
DB	HKD	19	12/28/18	Receive	Hang Seng China Enterprises Index	25.80	—	(4,575)	(4,575)
DB	HKD	18	12/30/19	Receive	Hang Seng China Enterprises Index	26.50	—	(1,975)	(1,975)
DB	HKD	140	12/30/19	Receive	Hang Seng China Enterprises Index	27.75	—	(31,644)	(31,644)
DB	HKD	45	12/30/19	Receive	Hang Seng China Enterprises Index	28.60	—	(14,912)	(14,912)
DB	HKD	31	12/30/20	Receive	Hang Seng China Enterprises Index	26.85	—	(472)	(472)
DB	USD	3	12/21/18	Pay	S&P 500 Index	19.05	—	367	367
DB	USD	2	12/20/19	Pay	S&P 500 Index	19.45	—	(71)	(71)
DB	USD	2	12/20/19	Pay	S&P 500 Index	19.70	—	402	402
DB	USD	18	12/20/19	Pay	S&P 500 Index	20.50	—	18,952	18,952
DB	USD	6	12/20/19	Pay	S&P 500 Index	21.35	—	11,611	11,611
DB	USD	4	12/18/20	Pay	S&P 500 Index	19.60	—	(655)	(655)
GS	EUR	9	12/20/19	Receive	DJ Euro Stoxx 50	23.50	—	(44,364)	(44,364)
GS	USD	10	12/20/19	Pay	S&P 500 Index	20.60	—	30,776	30,776
JPMCB	EUR	4	12/21/18	Pay	DJ Euro Stoxx 50	18.80	—	(13,874)	(13,874)
JPMCB	EUR	9	12/20/19	Receive	DJ Euro Stoxx 50	21.60	—	(26,452)	(26,452)
JPMCB	EUR	7	12/20/19	Receive	DJ Euro Stoxx 50	22.90	—	(31,414)	(31,414)
JPMCB	EUR	1	12/20/19	Receive	DJ Euro Stoxx 50	23.05	—	(5,260)	(5,260)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.15	—	(10,759)	(10,759)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.20	—	(10,873)	(10,873)
JPMCB	GBP	4	12/21/18	Pay	FTSE 100 Index	19.68	—	35,131	35,131
JPMCB	GBP	1	12/21/18	Pay	FTSE 100 Index	19.87	—	10,484	10,484

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	GBP	20	12/21/18	Pay	FTSE 100 Index	22.55	—	227,380	227,380
JPMCB	HKD	190	12/28/18	Receive	Hang Seng China Enterprises Index	31.55	—	(225,734)	(225,734)
JPMCB	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.07	—	(16,893)	(16,893)
JPMCB	HKD	37	12/28/18	Receive	Hang Seng China Enterprises Index	25.32	—	(10,108)	(10,108)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.40	—	(18,805)	(18,805)
JPMCB	HKD	73	12/28/18	Receive	Hang Seng China Enterprises Index	25.48	—	(21,664)	(21,664)
JPMCB	HKD	60	12/28/18	Receive	Hang Seng China Enterprises Index	25.49	—	(28,781)	(28,781)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.87	—	(22,011)	(22,011)
JPMCB	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	26.41	—	(27,356)	(27,356)
JPMCB	HKD	19	12/28/18	Receive	Hang Seng China Enterprises Index	26.53	—	(5,916)	(5,916)
JPMCB	HKD	83	12/28/18	Receive	Hang Seng China Enterprises Index	27.09	—	(57,891)	(57,891)
JPMCB	HKD	100	12/28/18	Receive	Hang Seng China Enterprises Index	27.10	—	(69,552)	(69,552)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	HKD	20	12/28/18	Receive	Hang Seng China Enterprises Index	27.87	—	(9,178)	(9,178)
JPMCB	HKD	63	12/28/18	Receive	Hang Seng China Enterprises Index	27.89	—	(49,420)	(49,420)
JPMCB	HKD	12	12/28/18	Receive	Hang Seng China Enterprises Index	29.26	—	(11,196)	(11,196)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	29.29	—	(37,412)	(37,412)
JPMCB	HKD	45	12/30/19	Receive	Hang Seng China Enterprises Index	26.20	—	(3,472)	(3,472)
JPMCB	HKD	26	12/30/19	Receive	Hang Seng China Enterprises Index	26.50	—	(1,791)	(1,791)
JPMCB	HKD	52	12/30/19	Receive	Hang Seng China Enterprises Index	26.72	—	(5,108)	(5,108)
JPMCB	HKD	69	12/30/19	Receive	Hang Seng China Enterprises Index	26.76	—	(9,288)	(9,288)
JPMCB	HKD	22	12/30/19	Receive	Hang Seng China Enterprises Index	27.10	—	(3,962)	(3,962)
JPMCB	JPY	520	12/14/18	Receive	Nikkei 225 Index	19.80	—	(7,884)	(7,884)
JPMCB	JPY	1,030	12/14/18	Receive	Nikkei 225 Index	20.28	—	(19,560)	(19,560)
JPMCB	JPY	1,545	12/14/18	Receive	Nikkei 225 Index	20.51	—	(32,532)	(32,532)
JPMCB	JPY	517	12/14/18	Receive	Nikkei 225 Index	20.58	—	(10,128)	(10,128)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	16.70	—	1,631	1,631
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.40	—	3,713	3,713
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.48	—	9,796	9,796

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.49	—	3,684	3,684
JPMCB	USD	14	12/21/18	Pay	S&P 500 Index	17.51	—	15,423	15,423
JPMCB	USD	9	12/21/18	Pay	S&P 500 Index	17.65	—	8,864	8,864
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	17.67	—	10,968	10,968
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.00	—	12,658	12,658
JPMCB	USD	8	12/21/18	Pay	S&P 500 Index	18.09	—	19,442	19,442
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.37	—	15,679	15,679
JPMCB	USD	6	12/21/18	Pay	S&P 500 Index	18.41	—	18,017	18,017
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.09	—	40,609	40,609
JPMCB	USD	13	12/21/18	Receive	S&P 500 Index	19.15	—	49,067	49,067
JPMCB	USD	10	12/21/18	Pay	S&P 500 Index	19.24	—	38,448	38,448
JPMCB	USD	3	12/21/18	Pay	S&P 500 Index	19.47	—	1,241	1,241
JPMCB	USD	3	12/21/18	Pay	S&P 500 Index	21.08	—	6,763	6,763
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	19.04	—	(1,387)	(1,387)
JPMCB	USD	6	12/20/19	Pay	S&P 500 Index	19.20	—	(1,420)	(1,420)
JPMCB	USD	4	12/20/19	Pay	S&P 500 Index	19.60	—	396	396
JPMCB	USD	9	12/20/19	Pay	S&P 500 Index	19.86	—	2,465	2,465
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	20.10	—	1,713	1,713
JPMCB	USD	11	12/20/19	Pay	S&P 500 Index	20.50	—	9,997	9,997
JPMCB	USD	6	12/20/19	Pay	S&P 500 Index	20.90	—	8,380	8,380
JPMCB	USD	7	12/20/19	Pay	S&P 500 Index	21.50	—	13,927	13,927
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	21.70	—	6,076	6,076
SG	HKD	38	12/28/18	Receive	Hang Seng China Enterprises Index	25.00	—	(17,016)	(17,016)
SG	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	26.05	—	(22,649)	(22,649)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	27.60	—	(32,968)	(32,968)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.85	—	(33,506)	(33,506)
SG	HKD	132	12/28/18	Receive	Hang Seng China Enterprises Index	27.90	—	(104,268)	(104,268)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Variance swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.95	—	(34,054)	(34,054)
SG	HKD	176	12/28/18	Receive	Hang Seng China Enterprises Index	28.05	—	(140,434)	(140,434)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	28.15	—	(35,721)	(35,721)
SG	HKD	22	12/30/19	Receive	Hang Seng China Enterprises Index	26.65	—	(2,835)	(2,835)
SG	USD	6	12/21/18	Pay	S&P 500 Index	17.07	—	(3,851)	(3,851)
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.10	—	13,441	13,441
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.30	—	15,414	15,414
SG	USD	23	12/21/18	Pay	S&P 500 Index	19.10	—	88,586	88,586
SG	USD	11	12/21/18	Pay	S&P 500 Index	19.20	—	44,295	44,295
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.25	—	22,881	22,881
SG	USD	17	12/21/18	Pay	S&P 500 Index	19.30	—	68,981	68,981
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.35	—	23,236	23,236
SG	USD	3	12/20/19	Pay	S&P 500 Index	19.65	—	(367)	(367)
							—	(551,202)	(551,202)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
AUD	5,278	05/13/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.565	2,500	2,500
AUD	5,278	05/15/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.500	(2,597)	(2,597)
AUD	7,917	05/17/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.486	(5,576)	(5,576)
AUD	7,917	05/20/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.357	(20,497)	(20,497)
AUD	11,510	05/23/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.385	(25,605)	(25,605)
AUD	51,590	06/19/21	Quarterly	3 Month AUD Bank Bill Rate	2.370	(19,276)	(19,276)
AUD	37,000	11/27/21	Semi-Annual	6 Month AUD Bank Bill Rate	2.430	(118,515)	(118,515)
CAD	5,364	10/18/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.879	(10,845)	(10,806)
CAD	3,576	10/19/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.840	(8,972)	(8,948)
CAD	1,788	10/26/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.830	(4,763)	(4,763)
CAD	5,364	11/02/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.775	(13,087)	(13,087)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
CAD	3,576	11/03/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.800	(6,942)	(6,942)
CAD	3,576	11/06/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.795	(10,649)	(10,649)
CAD	5,364	11/07/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.775	(17,471)	(17,471)
CAD	1,788	11/09/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.780	(5,802)	(5,802)
CAD	1,788	11/10/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.800	(5,076)	(5,076)
CAD	5,364	11/14/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.810	(15,116)	(15,116)
CAD	1,788	11/28/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.760	(7,064)	(7,053)
CAD	1,788	11/29/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.763	(7,035)	(7,024)
CAD	1,788	12/01/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.835	(3,768)	(3,731)
CAD	1,788	12/04/19	Semi-Annual	3 Month Canadian Bankers Acceptance Rate	1.871	(2,890)	(2,890)
CAD	1,037	10/18/27	Semi-Annual	2.357	3 Month Canadian Bankers Acceptance Rate	18,345	18,325
CAD	691	10/19/27	Semi-Annual	2.325	3 Month Canadian Bankers Acceptance Rate	13,744	13,731
CAD	346	10/26/27	Semi-Annual	2.356	3 Month Canadian Bankers Acceptance Rate	6,178	6,178
CAD	1,037	11/02/27	Semi-Annual	2.288	3 Month Canadian Bankers Acceptance Rate	20,250	20,250
CAD	691	11/03/27	Semi-Annual	2.301	3 Month Canadian Bankers Acceptance Rate	12,842	12,842
CAD	691	11/06/27	Semi-Annual	2.280	3 Month Canadian Bankers Acceptance Rate	15,227	15,227
CAD	1,037	11/07/27	Semi-Annual	2.257	3 Month Canadian Bankers Acceptance Rate	24,422	24,422
CAD	346	11/09/27	Semi-Annual	2.266	3 Month Canadian Bankers Acceptance Rate	7,936	7,936
CAD	346	11/10/27	Semi-Annual	2.297	3 Month Canadian Bankers Acceptance Rate	7,154	7,154
CAD	1,037	11/14/27	Semi-Annual	2.312	3 Month Canadian Bankers Acceptance Rate	20,550	20,550
CAD	346	11/28/27	Semi-Annual	2.195	3 Month Canadian Bankers Acceptance Rate	9,871	9,865
CAD	346	11/29/27	Semi-Annual	2.209	3 Month Canadian Bankers Acceptance Rate	9,547	9,541
CAD	346	12/01/27	Semi-Annual	2.268	3 Month Canadian Bankers Acceptance Rate	7,553	7,535
CAD	346	12/04/27	Semi-Annual	2.285	3 Month Canadian Bankers Acceptance Rate	7,171	7,171
EUR	14,100	07/26/27	Semi-Annual	1.078	6 Month EURIBOR	(276,084)	(276,084)
EUR	12,500	03/16/48	Semi-Annual	1.892	6 Month EURIBOR	(157,411)	(157,411)
GBP	5,411	06/29/47	Semi-Annual	1.643	6 Month GBP LIBOR	17,236	17,236
GBP	5,400	07/05/47	Semi-Annual	1.720	6 Month GBP LIBOR	(44,734)	(44,734)
GBP	5,100	10/06/47	Semi-Annual	1.765	6 Month GBP LIBOR	(85,227)	(85,227)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
GBP	2,130	01/04/48	Semi-Annual	1.484	6 Month GBP LIBOR	57,163	57,163
GBP	3,500	01/14/48	Semi-Annual	1.519	6 Month GBP LIBOR	74,696	74,696
GBP	1,035	02/15/48	Semi-Annual	1.798	6 Month GBP LIBOR	(23,867)	(23,867)
JPY	5,710,000	10/20/25	Semi-Annual	6 Month JPY LIBOR	0.289	20,799	20,799
JPY	950,000	01/04/26	Semi-Annual	6 Month JPY LIBOR	0.337	15,735	15,735
JPY	860,000	08/27/29	Semi-Annual	6 Month JPY LIBOR	0.400	(14,418)	(14,418)
JPY	860,000	09/02/29	Semi-Annual	6 Month JPY LIBOR	0.381	(30,116)	(30,116)
JPY	73,900	10/15/29	Semi-Annual	6 Month JPY LIBOR	0.442	891	891
JPY	73,800	10/15/29	Semi-Annual	6 Month JPY LIBOR	0.440	731	731
JPY	73,900	10/16/29	Semi-Annual	6 Month JPY LIBOR	0.429	(21)	(21)
JPY	49,300	10/17/29	Semi-Annual	6 Month JPY LIBOR	0.434	200	200
JPY	49,200	10/18/29	Semi-Annual	6 Month JPY LIBOR	0.433	145	145
JPY	21,900	10/21/29	Semi-Annual	6 Month JPY LIBOR	0.434	69	69
JPY	2,845,000	10/20/30	Semi-Annual	0.516	6 Month JPY LIBOR	(6,985)	(6,985)
JPY	520,000	01/04/31	Semi-Annual	0.598	6 Month JPY LIBOR	(31,271)	(31,271)
JPY	440,500	08/27/39	Semi-Annual	0.805	6 Month JPY LIBOR	(8,481)	(8,481)
JPY	440,500	09/02/39	Semi-Annual	0.800	6 Month JPY LIBOR	(3,953)	(3,953)
JPY	37,600	10/15/39	Semi-Annual	0.872	6 Month JPY LIBOR	(4,614)	(4,614)
JPY	37,600	10/15/39	Semi-Annual	0.869	6 Month JPY LIBOR	(4,407)	(4,407)
JPY	37,600	10/16/39	Semi-Annual	0.855	6 Month JPY LIBOR	(3,497)	(3,497)
JPY	25,000	10/17/39	Semi-Annual	0.861	6 Month JPY LIBOR	(2,578)	(2,578)
JPY	25,100	10/18/39	Semi-Annual	0.863	6 Month JPY LIBOR	(2,675)	(2,675)
JPY	11,100	10/21/39	Semi-Annual	0.863	6 Month JPY LIBOR	(1,168)	(1,168)
SEK	33,480	10/20/19	Quarterly	0.213	3 Month SEK STIBOR	(3,609)	(3,609)
SEK	33,480	10/20/19	Annual	3 Month SEK STIBOR	0.213	4,075	4,075
SEK	22,320	10/23/19	Annual	3 Month SEK STIBOR	0.220	2,858	8,898
SEK	22,320	10/23/19	Quarterly	0.220	3 Month SEK STIBOR	(2,278)	(2,278)
SEK	11,160	10/30/19	Annual	3 Month SEK STIBOR	0.220	16	2,858
SEK	11,160	10/30/19	Quarterly	0.220	3 Month SEK STIBOR	(1,049)	(1,049)
SEK	33,480	11/06/19	Quarterly	0.247	3 Month SEK STIBOR	(1,566)	(1,566)
SEK	33,480	11/06/19	Annual	3 Month SEK STIBOR	0.247	568	549
SEK	22,320	11/07/19	Quarterly	0.245	3 Month SEK STIBOR	(1,099)	(1,099)
SEK	22,320	11/07/19	Annual	3 Month SEK STIBOR	0.245	357	354
SEK	22,320	11/08/19	Quarterly	0.257	3 Month SEK STIBOR	(609)	(609)
SEK	22,320	11/08/19	Annual	3 Month SEK STIBOR	0.257	593	584
SEK	33,480	11/09/19	Quarterly	0.249	3 Month SEK STIBOR	(1,254)	(1,254)
SEK	33,480	11/09/19	Annual	3 Month SEK STIBOR	0.249	785	780
SEK	11,160	11/13/19	Quarterly	0.234	3 Month SEK STIBOR	(727)	(727)
SEK	11,160	11/13/19	Annual	3 Month SEK STIBOR	0.234	(1,293)	(1,300)
SEK	11,160	11/14/19	Quarterly	0.222	3 Month SEK STIBOR	(959)	(959)
SEK	11,160	11/14/19	Annual	3 Month SEK STIBOR	0.222	84	71

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
SEK	33,480	11/16/19	Quarterly	0.255	3 Month SEK STIBOR	(777)	(777)
SEK	33,480	11/16/19	Annual	3 Month SEK STIBOR	0.255	842	859
SEK	11,160	11/30/19	Quarterly	0.245	3 Month SEK STIBOR	(393)	(393)
SEK	11,160	11/30/19	Annual	3 Month SEK STIBOR	0.245	316	1,777
SEK	11,160	12/01/19	Quarterly	0.236	3 Month SEK STIBOR	(556)	(556)
SEK	11,160	12/01/19	Annual	3 Month SEK STIBOR	0.236	278	278
SEK	11,160	12/04/19	Quarterly	0.212	3 Month SEK STIBOR	(1,028)	(1,028)
SEK	11,160	12/04/19	Annual	3 Month SEK STIBOR	0.212	187	174
SEK	11,160	12/05/19	Quarterly	0.223	3 Month SEK STIBOR	(794)	(794)
SEK	11,160	12/05/19	Annual	3 Month SEK STIBOR	0.223	257	217
SEK	6,324	10/20/27	Annual	3 Month SEK STIBOR	1.190	4,474	4,474
SEK	6,324	10/20/27	Quarterly	0.362	3 Month SEK STIBOR	96	41,406
SEK	4,216	10/23/27	Annual	3 Month SEK STIBOR	1.158	1,343	1,343
SEK	4,216	10/23/27	Quarterly	0.361	3 Month SEK STIBOR	47	27,152
SEK	2,108	10/30/27	Annual	3 Month SEK STIBOR	1.212	1,879	1,879
SEK	2,108	10/30/27	Quarterly	0.431	3 Month SEK STIBOR	280	13,325
SEK	6,324	11/06/27	Annual	3 Month SEK STIBOR	1.166	1,970	1,970
SEK	6,324	11/06/27	Quarterly	0.455	3 Month SEK STIBOR	814	38,431
SEK	4,216	11/07/27	Annual	3 Month SEK STIBOR	1.156	822	822
SEK	4,216	11/07/27	Quarterly	0.457	3 Month SEK STIBOR	539	25,472
SEK	4,216	11/08/27	Annual	3 Month SEK STIBOR	1.130	(454)	(454)
SEK	4,216	11/08/27	Quarterly	0.447	3 Month SEK STIBOR	520	25,308
SEK	6,324	11/09/27	Annual	3 Month SEK STIBOR	1.133	(459)	(459)
SEK	6,324	11/09/27	Quarterly	0.444	3 Month SEK STIBOR	766	37,731
SEK	2,108	11/13/27	Annual	3 Month SEK STIBOR	1.154	270	270
SEK	2,108	11/13/27	Quarterly	0.448	3 Month SEK STIBOR	244	12,276
SEK	2,108	11/14/27	Annual	3 Month SEK STIBOR	1.175	763	763
SEK	2,108	11/14/27	Quarterly	0.460	3 Month SEK STIBOR	247	12,207
SEK	6,324	11/16/27	Annual	3 Month SEK STIBOR	1.152	584	584
SEK	6,324	11/16/27	Quarterly	0.470	3 Month SEK STIBOR	737	36,182
SEK	2,108	11/30/27	Annual	3 Month SEK STIBOR	1.090	(1,474)	(1,474)
SEK	2,108	11/30/27	Quarterly	0.467	3 Month SEK STIBOR	203	11,004
SEK	2,108	12/01/27	Annual	3 Month SEK STIBOR	1.110	(1,010)	(1,010)
SEK	2,108	12/01/27	Quarterly	0.465	3 Month SEK STIBOR	200	10,928
SEK	2,108	12/04/27	Annual	3 Month SEK STIBOR	1.110	(1,070)	(1,067)
SEK	2,108	12/04/27	Quarterly	0.458	3 Month SEK STIBOR	186	10,698
SEK	2,108	12/05/27	Annual	3 Month SEK STIBOR	1.110	(1,078)	(1,078)
SEK	2,108	12/05/27	Quarterly	0.458	3 Month SEK STIBOR	183	183
USD	76,300	02/21/20	Semi-Annual	3 Month USD LIBOR	1.953	(1,000,086)	(1,000,086)
USD	11,750	12/29/20	Semi-Annual	3 Month USD LIBOR	2.331	(134,365)	(134,365)
USD	3,994	04/23/21	Semi-Annual	3 Month USD LIBOR	2.000	(74,043)	(74,043)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	15,975	04/23/21	Semi-Annual	3 Month USD LIBOR	2.020	(290,113)	(290,113)
USD	15,975	04/24/21	Semi-Annual	3 Month USD LIBOR	2.020	(290,970)	(290,970)
USD	17,120	06/05/21	Semi-Annual	3 Month USD LIBOR	1.985	(326,224)	(326,224)
USD	6,420	06/06/21	Semi-Annual	3 Month USD LIBOR	1.929	(129,056)	(129,056)
USD	4,280	06/07/21	Semi-Annual	3 Month USD LIBOR	1.955	(83,793)	(83,793)
USD	30,000	02/15/24	Quarterly	2.480	3 Month USD LIBOR	708,165	708,165
USD	51,000	02/21/24	Quarterly	2.443	3 Month USD LIBOR	1,292,345	1,292,345
USD	1,632	04/23/24	Quarterly	2.208	3 Month USD LIBOR	58,438	58,438
USD	6,527	04/23/24	Quarterly	2.225	3 Month USD LIBOR	228,618	228,618
USD	6,527	04/24/24	Quarterly	2.228	3 Month USD LIBOR	227,722	227,722
USD	6,960	06/05/24	Quarterly	2.189	3 Month USD LIBOR	256,162	256,162
USD	2,610	06/06/24	Quarterly	2.133	3 Month USD LIBOR	102,744	102,744
USD	1,740	06/07/24	Quarterly	2.158	3 Month USD LIBOR	66,482	66,482
USD	7,000	12/27/24	Quarterly	2.466	3 Month USD LIBOR	170,513	170,513
USD	19,100	03/20/29	Semi-Annual	3 Month USD LIBOR	3.030	9,053	9,053
USD	8,100	03/20/49	Quarterly	3.052	3 Month USD LIBOR	(79,010)	(79,010)
						75,331	382,885

Centrally cleared credit default swap agreements on credit indices—buy protection6

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized depreciation ($)
CDX North America High Yield 29 Index	USD	6,139	12/20/22	Quarterly	5.000	400,185	(481,801)	(81,616)

Centrally cleared credit default swap agreements on credit indices—sell protection7

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[5] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
CDX North America High Yield 29 Index	USD	6,139	12/20/22	Quarterly	5.000	(408,758)	481,310	72,552
CDX North America High Yield 30 Index	USD	3,100	06/20/23	Quarterly	5.000	(177,910)	232,494	54,584
CDX North America High Yield 30 Index	USD	6,139	06/20/23	Quarterly	5.000	(372,612)	459,381	86,769
						(959,280)	1,173,185	213,905

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	KRW	6,336,684	03/20/21	Quarterly	3 Month KRW CD	2.425	—	19,771	19,771
BNP	KRW	1,624,919	03/20/29	Quarterly	2.563	3 Month KRW CD	—	(16,643)	(16,643)
GS	BRL	48,250	01/04/21	Monthly	1 Month Brazilian Interbank Deposit Average	8.790	—	307,934	307,934
GS	KRW	10,243,360	03/20/21	Quarterly	3 Month KRW CD	2.388	—	25,028	25,028
GS	KRW	4,933,732	03/20/21	Quarterly	3 Month KRW CD	2.415	—	14,503	14,503
GS	KRW	4,933,732	03/20/21	Quarterly	3 Month KRW CD	2.415	—	14,503	14,503
GS	KRW	2,179,840	03/20/29	Quarterly	2.533	3 Month KRW CD	—	(16,974)	(16,974)
GS	KRW	1,041,385	03/20/29	Quarterly	2.560	3 Month KRW CD	—	(10,453)	(10,453)
GS	KRW	1,041,385	03/20/29	Quarterly	2.560	3 Month KRW CD	—	(10,453)	(10,453)
GS	INR	312,500	09/19/23	Semi-Annual	6 Month MIBOR	6.920	—	2,905	2,905
JPMCB	BRL	49,340	01/04/21	Monthly	1 Month Brazilian Interbank Deposit Average	8.820	—	320,815	320,815
JPMCB	INR	796,657	09/19/23	Semi-Annual	6 Month MIBOR	6.800	—	(52,066)	(52,066)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Interest rate swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	INR	140,843	09/19/23	Semi-Annual	6 Month MIBOR	6.775	—	(11,395)	(11,395
							—	587,475	587,475

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BNP	USD	6,195	07/25/18	Monthly	1 Month USD LIBOR plus 58 bps	FTSE EPRA NAREIT Developed Total Return Index	—	165,303	165,303
BNP	USD	1,891	02/25/19	Monthly	1 Month USD LIBOR plus 64 bps	FTSE EPRA NAREIT Developed Total Return Index	—	50,187	50,187
BNP	USD	1,637	03/05/19	Monthly	1 Month USD LIBOR plus 67 bps	FTSE EPRA NAREIT Developed Total Return Index	—	24,505	24,505
BNP	JPY	171,083	06/26/18	Quarterly	3 Month JPY LIBOR minus 1 bps	TOPIX Banks Index	—	48,325	48,325
BNP	USD	2,531	12/12/18	Quarterly	Ibovespa Brasil Sao Paulo Stock Exchange Index	3 Month USD LIBOR plus 35 bps	—	193,373	193,373

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
CITI	EUR	24	06/14/18	Quarterly	3 Month EURIBOR plus 10 bps	Euro STOXX Banks Index	739	(28,426)	(27,687)
CITI	EUR	6	06/14/18	Quarterly	Euro STOXX Banks Index	3 Month EURIBOR plus 10 bps	—	(7,028)	(7,028)
CITI	EUR	3,100	06/14/18	Quarterly	Euro STOXX Banks Index	3 Month EURIBOR plus 10 bps	—	1,197	1,197
CITI	EUR	786	06/14/18	Quarterly	Euro STOXX Banks Index	3 Month EURIBOR plus 10 bps	—	305	305
JPMCB	USD	166	09/28/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 30 bps	—	1,611	1,611
JPMCB	USD	168	10/01/18	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 30 bps	—	(11,714)	(11,714)
JPMCB	USD	465	04/15/19	Monthly	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 40 bps	—	(34,152)	(34,152)
							739	403,486	404,225

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient ($)	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	—	219,349,037	77,060,050	—	296,409,087
Preferred stocks	—	—	1,094,275	—	1,094,275

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2018 (unaudited)

Investment companies	62,001,011	7,915,953	—	—	69,916,964
US government obligations	—	—	25,145,828	—	25,145,828
Corporate notes	—	—	1,665,590	—	1,665,590
Non-US government obligations	—	—	26,944,026	—	26,944,026
Certificates of deposit	—	—	16,997,689	—	16,997,689
Time deposits	—	—	37,665,271	—	37,665,271
Short-term US government obligations	—	—	76,262,750	—	76,262,750
Short-term investment	—	—	131,808,912	—	131,808,912
Options purchased	—	1,686,792	490,917	—	2,177,709
Swaptions purchased	—	—	4,875,846	—	4,875,846
Foreign exchange options purchased	—	—	369,288	—	369,288
Futures contracts	—	1,694,527	601,793	—	2,296,320
Forward foreign currency contracts	—	—	23,998,027	—	23,998,027
Swap agreements	—	—	6,959,537	—	6,959,537
Total	62,001,011	230,646,309	431,939,799	—	724,587,119

Liabilities
Investments sold short	—	(107,214,761)	(7,215,563)	—	(114,430,324)
Options written	—	(153,011)	(386,653)	—	(539,664)
Swaptions written	—	—	(3,364,559)	—	(3,364,559)
Foreign exchange options written	—	—	(45,144)	—	(45,144)
Futures contracts	—	(1,808,816)	(1,306,764)	—	(3,115,580)
Forward foreign currency contracts	—	—	(23,719,324)	—	(23,719,324)
Swap agreements	—	—	(5,753,063)	—	(5,753,063)
Total	—	(109,176,588)	(41,791,070)	—	(150,967,658)

At April 30, 2018, $78,154,325 of foreign investments and $(7,215,563) of foreign investments sold short were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Portfolio footnotes

*       Non-income producing security.

1       Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2       Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3       Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4       Rates shown is the discount rates at date of purchase.

5       Payments made/received are based on the notional amount.

6       If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

7       If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the  Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the  form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MIBOR	Mumbai Interbank Offered Rate
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SPDR	Standard and Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/ or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

PACE Select Advisors Trust

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, PACE Government Money Market Investments has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, PACE Government Money Market Investments values its investments at amortized cost unless the Fund’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from

PACE Select Advisors Trust

an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

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The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2018

By:	/s/ Joanne KilKeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	June 29, 2018